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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-09913
AIM Counselor Series Trust (Invesco Counselor Series Trust)
(Exact name of registrant as specified in charter)
11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Address of principal executive offices) (Zip code)
Philip A. Taylor 11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 8/31
Date of reporting period: 5/31/12

Item 1. Schedule of Investments.

Invesco California Tax-Free Income Fund
Quarterly Schedule of Portfolio Holdings
May 31, 2012

invesco.com/us	MS-CTFI-QTR-1 05/12	Invesco Advisers, Inc.

Schedule of Investments
May 31, 2012
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations—106.62%
California—100.09%
ABAG Finance Authority for Non-profit Corps. (Sharp Healthcare); Series 2012 A, RB	5.00%	08/01/28	$900	$998,559
Adelanto (City of) Public Utility Authority (Utility System); Series 2009 A, Ref. RB	6.75%	07/01/39	1,500	1,633,440
Alameda (County of) Joint Powers Authority (Juvenile Justice Refunding); Series 2008 A, Lease RB (INS-AGM) (a)	5.00%	12/01/25	750	824,693
Alhambra (City of) (Atherton Baptist Homes); Series 2010 A, RB	7.63%	01/01/40	1,575	1,737,556
Alhambra Unified School District (Election of 1999); Series 1999 A, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(b)	0.00%	09/01/20	1,925	1,489,642
Anaheim (City of) Public Financing Authority (Anaheim Public Improvements); Series 1997 C, Sub. Lease RB (INS-AGM) (a)	6.00%	09/01/16	4,000	4,508,280
Anaheim (City of) Public Financing Authority (Electric System Distribution Facilities); Series 2011 A, RB	5.38%	10/01/36	2,500	2,893,525
Antelope Valley Healthcare District; Series 1997 A, Ref. RB (INS-AGM) (a)	5.20%	01/01/20	4,000	4,010,560
Apple Valley (Town of) Public Financing Authority (Town Hall Annex); Series 2007 A, Lease RB (INS-AMBAC) (a)	5.00%	09/01/27	2,365	2,565,788
Arcadia Unified School District (Election of 2006); Series 2007 A, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	08/01/37	1,500	1,599,690
Bakersfield (City of); Series 2007 A, Wastewater RB (INS-AGM) (a)	5.00%	09/15/32	2,215	2,392,355
Bay Area Governments Association (California Capital); Series 2001 A, Lease RB (INS-AMBAC) (a)	5.25%	07/01/17	1,430	1,540,053
Bay Area Governments Association (West Sacramento); Series 2004 A, Lease RB (INS-SGI) (a)	5.00%	09/01/29	2,735	2,809,447
Bay Area Toll Authority (San Francisco Bay Area);
Series 2008 F-1, Toll Bridge RB (c)	5.00%	04/01/39	1,250	1,356,000
Series 2008 F-1, Toll Bridge RB	5.00%	04/01/39	2,500	2,712,000
Series 2009 F-1, Toll Bridge RB (c)	5.13%	04/01/39	1,500	1,658,445
Series 2009 F-1, Toll Bridge RB (c)	5.25%	04/01/26	4,685	5,614,457
Series 2009 F-1, Toll Bridge RB (c)	5.25%	04/01/29	5,205	6,145,752
Beverly Hills Unified School District (Election of 2008);
Series 2009, Unlimited Tax CAB GO Bonds (b)	0.00%	08/01/26	1,465	868,496
Series 2009, Unlimited Tax CAB GO Bonds (b)	0.00%	08/01/32	3,045	1,292,420
Bonita Unified School District (Election of 2004); Series 2004 A, Unlimited Tax GO Bonds (d)(e)	5.00%	08/01/14	1,000	1,101,770
Brea Olinda Unified School District; Series 2002 A, Ref. COP (INS-AGM) (a)	5.50%	08/01/18	1,850	1,864,393
California (State of) Department of Water Resources (Central Valley); Series 2003 Y, Water System RB (INS-NATL) (a)	5.00%	12/01/25	5,000	5,199,300
California (State of) Educational Facilities Authority (California College of the Arts); Series 2005, RB	5.00%	06/01/35	2,000	2,009,940
California (State of) Educational Facilities Authority (Chapman University); Series 2011, RB	5.00%	04/01/31	1,250	1,372,912
California (State of) Educational Facilities Authority (Claremont McKenna College); Series 2007, RB (c)	5.00%	01/01/38	2,100	2,271,171
California (State of) Educational Facilities Authority (Pitzer College);
Series 2005 A, RB	5.00%	04/01/35	2,000	2,047,840
Series 2009, RB	6.00%	04/01/40	2,000	2,333,160
California (State of) Educational Facilities Authority (University of Southern California); Series 2009 B, RB (c)	5.25%	10/01/39	1,800	2,088,900
California (State of) Health Facilities Financing Authority (Adventist Health System West); Series 2009 A, RB	5.75%	09/01/39	500	563,440
California (State of) Health Facilities Financing Authority (Catholic Healthcare West);
Series 2009 A, RB	6.00%	07/01/39	500	583,090
Series 2011 A, RB	5.25%	03/01/41	2,500	2,729,600
California (State of) Health Facilities Financing Authority (Children’s Hospital Los Angeles); Series 2010, RB (INS-AGM) (a)	5.25%	07/01/38	2,950	3,115,819
California (State of) Health Facilities Financing Authority (Kaiser Permanente); Series 2006 A, RB	5.25%	04/01/39	2,000	2,095,520
See accompanying notes which are an integral part of this schedule.
Invesco California Tax-Free Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California—(continued)
California (State of) Health Facilities Financing Authority (Providence Health & Services);
Series 2008, RB	6.50%	10/01/38	$980	$1,157,547
Series 2008, RB (d)(e)	6.50%	10/01/18	20	26,662
California (State of) Health Facilities Financing Authority (Scripps Health); Series 2010 A, RB	5.00%	11/15/36	4,000	4,326,560
California (State of) Health Facilities Financing Authority (Stanford Hospital); Series 2008 A-2, Ref. RB	5.25%	11/15/40	2,000	2,237,780
California (State of) Health Facilities Financing Authority (Sutter Health); Series 2011 B, RB	5.50%	08/15/26	1,000	1,185,310
California (State of) Municipal Finance Authority (American Heritage Education Foundation); Series 2006 A, Education RB	5.25%	06/01/26	1,000	982,510
California (State of) Municipal Finance Authority (Caritas); Series 2012 A, Mobile Home Park RB	5.50%	08/15/47	1,500	1,548,360
California (State of) Municipal Finance Authority (Community Hospitals of Central California Obligated Group);
Series 2007, COP	5.00%	02/01/20	2,055	2,202,652
Series 2007, COP	5.25%	02/01/37	500	510,635
California (State of) Municipal Finance Authority (Eisenhower Medical Center);
Series 2010 A, RB	5.50%	07/01/30	1,000	1,052,210
Series 2010 A, RB	5.75%	07/01/40	1,500	1,586,760
California (State of) Municipal Finance Authority (Emerson College); Series 2011, RB	5.75%	01/01/33	1,315	1,511,908
California (State of) Municipal Finance Authority (University of La Verne); Series 2010 A, RB	6.13%	06/01/30	1,000	1,117,420
California (State of) Pollution Control Financing Authority (Waste Management Inc.); Series 2002 A, Ref. Solid Waste Disposal RB (f)	5.00%	01/01/22	2,000	2,190,240
California (State of) Public Works Board (Various Capital); Series 2011 A, Lease RB	5.13%	10/01/31	2,000	2,181,040
California (State of) Statewide Communities Development Authority (Adventist Health System/West); Series 2005 A, Health Facility RB	5.00%	03/01/30	5,000	5,170,200
California (State of) Statewide Communities Development Authority (Alliance for College-Ready Public Schools); Series 2012, School Facility RB	6.10%	07/01/32	820	855,949
California (State of) Statewide Communities Development Authority (American Baptist Homes of the West); Series 2010, RB	6.25%	10/01/39	2,000	2,142,240
California (State of) Statewide Communities Development Authority (California Baptist University); Series 2007 A, RB	5.40%	11/01/27	1,785	1,861,273
California (State of) Statewide Communities Development Authority (Cedars Sinai Medical Center); Series 1992, Hospital COP	6.50%	08/01/12	295	297,003
California (State of) Statewide Communities Development Authority (Cottage Health System Obligated Group); Series 2010, RB	5.25%	11/01/30	1,675	1,885,095
California (State of) Statewide Communities Development Authority (John Muir Health); Series 2006 A, RB	5.00%	08/15/28	765	824,211
California (State of) Statewide Communities Development Authority (Methodist Hospital); Series 2009, RB (INS-FHA) (a)	6.75%	02/01/38	500	604,475
California (State of) Statewide Communities Development Authority (Rady Children’s Hospital); Series 2008 B, VRD RB (LOC-Wells Fargo Bank, N.A.) (g)(h)	0.17%	08/15/47	2,000	2,000,000
California (State of) Statewide Communities Development Authority (Southern California Presbyterian Homes);
Series 2009, Senior Living RB	6.25%	11/15/19	2,000	2,194,740
Series 2009, Senior Living RB	7.25%	11/15/41	500	562,500
California (State of) Statewide Communities Development Authority (University of California — Irvine East Campus Apartments); Series 2012, Ref. Student Housing RB	5.38%	05/15/38	2,000	2,105,180
California (State of);
Series 1992, Unlimited Tax GO Bonds (INS-FGIC) (a)	6.25%	09/01/12	310	313,450
Series 2009, Various Purpose Unlimited Tax GO Bonds	5.75%	04/01/31	5,000	5,841,950
Series 2009, Various Purpose Unlimited Tax GO Bonds	6.00%	11/01/35	1,750	2,081,992
Series 2009, Various Purpose Unlimited Tax GO Bonds	6.00%	04/01/38	1,250	1,459,475
Series 2010, Unlimited Tax GO Bonds	5.25%	11/01/40	3,000	3,350,820
Series 2010, Various Purpose Unlimited Tax GO Bonds	5.50%	03/01/40	1,000	1,130,690
Series 2011, Various Purpose Unlimited Tax GO Bonds	5.00%	09/01/32	2,450	2,718,716
Series 2011, Various Purpose Unlimited Tax GO Bonds	5.00%	10/01/41	2,500	2,687,950
Series 2012, Ref. Unlimited Tax GO Bonds	5.25%	02/01/30	2,000	2,301,680
See accompanying notes which are an integral part of this schedule.
Invesco California Tax-Free Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California—(continued)
California Infrastructure & Economic Development Bank (Broad Museum); Series 2011 A, RB	5.00%	06/01/21	$3,000	$3,741,840
California Infrastructure & Economic Development Bank (Pacific Gas & Electric Co.); Series 2009 B, Ref. VRD RB (LOC-Mizuho Corporate Bank) (g)(h)	0.15%	11/01/26	600	600,000
California Special Districts Association Finance Corp. (Special Districts Finance Program); Series 1997 DD, COP (INS-AGM) (a)	5.63%	01/01/27	1,050	1,050,850
California State University; Series 2009 A, Systemwide RB (INS-AGC) (a)	5.25%	11/01/38	1,000	1,116,730
Castaic Lake Water Agency (Water System Improvement); Series 1994 A, Ref. COP (INS-NATL) (a)	7.00%	08/01/12	2,000	2,021,900
Chino Basin Regional Financing Authority (Inland Empire Utilities Agency); Series 2008 A, RB (INS-AMBAC) (a)	5.00%	11/01/33	725	768,116
Clovis Unified School District (Election of 2004); Series 2004 A, Unlimited Tax CAB GO Bonds (INS-NATL) (a)(b)	0.00%	08/01/29	735	334,712
Corona-Norco Unified School District (Election of 2006);
Series 2009, Unlimited Tax CAB GO Bonds (INS-AGC) (a)(b)	0.00%	08/01/24	1,000	622,960
Series 2009, Unlimited Tax CAB GO Bonds (INS-AGC) (a)(b)	0.00%	08/01/25	1,000	588,920
Series 2009, Unlimited Tax CAB GO Bonds (INS-AGC) (a)(b)	0.00%	08/01/26	1,525	843,401
Desert Community College District (Election of 2004); Series 2007 C, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	08/01/37	2,500	2,682,450
Duarte (City of) (City of Hope National Medical Center); Series 1999 A, COP	5.25%	04/01/19	2,500	2,505,650
East Bay Municipal Utility District; Series 2010 A, Ref. Sub. Water System RB	5.00%	06/01/36	2,000	2,314,180
Eden (Township of) Healthcare District; Series 2010, COP	6.13%	06/01/34	1,000	1,086,130
El Dorado (County of) Irrigation District; Series 2009 A, COP (INS-AGC) (a)	5.75%	08/01/39	1,000	1,093,820
El Monte Union High School District (Election of 2008); Series 2009 A, Unlimited Tax GO Bonds (INS-AGC) (a)	5.50%	06/01/34	1,000	1,135,510
El Segundo Unified School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds (b)	0.00%	08/01/33	4,430	1,517,807
Fairfield (City of) Community Facilities District No. 3 (North Cordelia General Improvements); Series 2008, Special Tax RB	6.00%	09/01/32	1,200	1,302,120
Fontana (City of) Public Financing Authority (North Fontana Redevelopment); Series 2003 A, Tax Allocation RB (INS-AMBAC) (a)	5.38%	09/01/25	1,500	1,507,140
Fontana (City of) Redevelopment Agency (Downtown Redevelopment); Series 2000, Ref. Tax Allocation RB (INS-NATL) (a)	5.00%	09/01/21	1,480	1,480,666
Foothill-Eastern Transportation Corridor Agency; Series 1999, Ref. Toll Road RB (INS-NATL) (a)	5.13%	01/15/19	4,000	4,000,680
Fresno Unified School District;
Series 1999 C, Ref. Unlimited Tax GO Bonds (INS-NATL) (a)	5.90%	08/01/17	590	695,191
Series 1999 C, Ref. Unlimited Tax GO Bonds (INS-NATL) (a)	5.90%	08/01/18	630	754,230
Series 1999 C, Ref. Unlimited Tax GO Bonds (INS-NATL) (a)	5.90%	08/01/19	675	816,278
Series 1999 C, Ref. Unlimited Tax GO Bonds (INS-NATL) (a)	5.90%	08/01/20	720	874,692
Gilroy Unified School District (Election of 2008);
Series 2009 A, Unlimited Tax CAB GO Bonds (INS-AGC) (a)(b)	0.00%	08/01/29	5,350	2,340,250
Series 2009 A, Unlimited Tax CAB GO Bonds (INS-AGC) (a)(b)	0.00%	08/01/31	3,650	1,409,885
Glendora (City of) Public Finance Authority; Series 2003 A, Project No. One Tax Allocation RB (INS-NATL) (a)	5.00%	09/01/24	2,425	2,437,804
Grossmont Union High School District (Election of 2004); Series 2006, Unlimited Tax CAB GO Bonds (INS-NATL) (a)(b)	0.00%	08/01/24	6,750	4,076,595
Hanford Joint Union High School District (Election of 1998); Series 2004 C, Unlimited Tax GO Bonds (INS-NATL) (a)	5.70%	08/01/28	2,230	2,382,978
Hawaiian Gardens (City of) Redevelopment Agency; Series 2006 A, Project No. One Tax Allocation RB (INS-AMBAC) (a)	5.00%	12/01/25	2,275	2,261,759
Inglewood (City of) Redevelopment Agency (Merged Redevelopment); Series 1998 A, Ref. Tax Allocation RB (INS-AMBAC) (a)	5.25%	05/01/23	1,000	1,092,070
Irvine (City of) Public Facilities & Infrastructure Authority; Series 2002 B, Special Assessment RB (INS-AMBAC) (a)	5.00%	09/02/23	1,670	1,674,776
Irvine Unified School District (Community Facilities District No. 06-1- Portola Springs); Series 2010, Special Tax RB	6.70%	09/01/35	515	584,721
Kern (County of) (Capital Improvments); Series 2009 A, COP (INS-AGC) (a)	5.75%	08/01/35	1,000	1,121,020
See accompanying notes which are an integral part of this schedule.
Invesco California Tax-Free Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California—(continued)
Kern (County of) Water Agency Improvement District No. 4; Series 2008 A, COP (INS-AGC) (a)	5.00%	05/01/28	$1,700	$1,881,577
Lodi (City of); Series 2007 A, Wastewater System Revenue COP (INS-AGM) (a)	5.00%	10/01/37	1,000	1,066,090
Long Beach (City of) Bond Finance Authority (Aquarium of the Pacific); Series 2012, Ref. RB	5.00%	11/01/29	2,000	2,263,700
Long Beach (City of) Financing Authority; Series 1992, RB (INS-AMBAC) (a)	6.00%	11/01/17	17,620	18,972,864
Long Beach (City of); Series 2010 A, Sr. Airport RB	5.00%	06/01/40	2,500	2,649,525
Los Angeles (City of) (FHA Insured Mortgage Loans — Section 8 Assisted); Series 1997 A, Ref. Mortgage RB (INS-NATL) (a)	6.10%	07/01/25	510	511,030
Los Angeles (City of) Department of Airports (Los Angeles International Airport);
Series 2010 A, Sr. RB	5.00%	05/15/35	2,500	2,794,275
Series 2010 B, Sub. RB	5.00%	05/15/40	1,000	1,097,900
Los Angeles (City of) Department of Water & Power;
Series 2004 C, Water System RB (INS-NATL) (a)	5.00%	07/01/26	1,000	1,066,930
Series 2011 A, Power System RB (c)	5.00%	07/01/22	1,800	2,225,394
Series 2011 A, Water System RB	5.25%	07/01/39	1,500	1,727,340
Series 2012 A, Water System RB	5.00%	07/01/43	2,000	2,246,660
Subseries 2001 B-2, VRD Water System RB (g)	0.15%	07/01/35	1,600	1,600,000
Subseries 2006 A-1, Water System RB (INS-AMBAC) (a)	5.00%	07/01/36	1,485	1,641,430
Subseries 2007 A-1, Power System RB (INS-AMBAC) (a)	5.00%	07/01/37	1,000	1,101,500
Subseries 2008 A-1, Power System RB	5.25%	07/01/38	2,000	2,323,380
Los Angeles (City of);
Series 2003 B, Ref. Wastewater System RB (INS-AGM) (a)	5.00%	06/01/22	5,000	5,222,200
Series 2012 B, Ref. Sub. Wastewater System RB	5.00%	06/01/32	4,000	4,602,800
Los Angeles (County of) Metropolitan Transportation Authority; Series 2005 A, Proposition A First Tier Sr. Sales Tax RB (INS-AMBAC) (a)	5.00%	07/01/35	1,000	1,098,230
Los Angeles Community College District (Election of 2003); Series 2008 F-1, Unlimited Tax GO Bonds (c)	5.00%	08/01/33	2,000	2,223,000
Los Angeles County Schools Regionalized Business Services Corp. (Los Angeles County Schools Pooled Financing Program); Series 1999 A, CAB COP (INS-AMBAC) (a)(b)	0.00%	08/01/24	1,265	625,580
Los Angeles Unified School District (Election of 2004);
Series 2007 H, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	07/01/32	1,000	1,121,160
Series 2009-I, Unlimited Tax GO Bonds (INS-AGC) (a)	5.00%	01/01/34	3,000	3,334,740
Madera (County of) (Valley Children’s Hospital); Series 1995, COP (INS-NATL) (a)	6.50%	03/15/15	4,780	5,136,636
Marin (County of) Water District Financing Authority; Series 2012 A, Sub. Lien RB	5.00%	07/01/44	3,000	3,405,390
Menifee Union School District (Election of 2008); Series 2009 C, Unlimited Tax CAB GO Bonds (INS-AGC) (a)(b)	0.00%	08/01/35	940	285,205
Monrovia (City of) Financing Authority (Hillside Wilderness Preserve); Series 2002, Lease RB (INS-AMBAC) (a)	5.00%	12/01/20	1,105	1,142,261
Montclair (City of) Redevelopment Agency (Montclair Redevelopment Project No. V); Series 2001, Ref. Tax Allocation RB (INS-NATL) (a)	5.00%	10/01/20	1,840	1,854,407
Montebello Unified School District (Election of 2004); Series 2009 A-1, Unlimited Tax GO Bonds (INS-AGC) (a)	5.25%	08/01/34	1,000	1,097,730
Moorpark Unified School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds (INS-AGC) (a)(b)	0.00%	08/01/31	840	321,443
Morongo Band of Mission Indians (The) (Enterprise Casino); Series 2008 B, RB (i)	6.50%	03/01/28	1,000	1,015,500
Mountain View (City of) Shoreline Regional Park Community; Series 2001 A, Tax Allocation RB (INS-NATL) (a)	5.25%	08/01/16	1,570	1,577,567
National City (City of) Community Development Commission (National City Redevelopment); Series 2011, Tax Allocation RB	7.00%	08/01/32	1,500	1,797,105
Norco (City of) Financing Authority; Series 2009, Ref. Enterprise RB (INS-AGM) (a)	5.63%	10/01/34	1,000	1,127,730
Oakland (City of) Joint Powers Financing Authority (Oakland Administration Buildings); Series 2008 B, Ref. Lease RB (INS-AGC) (a)	5.00%	08/01/26	1,215	1,319,599
Oakland (Port of);
Series 2002 L, RB (d)(e)(f)	5.00%	11/01/12	110	112,127
Series 2002 L, RB (INS-NATL) (a)(f)	5.00%	11/01/21	890	901,881
Oceanside (City of); Series 2003 A, Ref. COP (INS-AMBAC) (a)	5.20%	04/01/23	1,300	1,324,102
Palomar Pomerado Health; Series 2009, COP	6.75%	11/01/39	2,000	2,204,800
Panama-Buena Vista Union School District (School Construction); Series 2006, COP (INS-NATL) (a)	5.00%	09/01/30	1,045	1,100,228
See accompanying notes which are an integral part of this schedule.
Invesco California Tax-Free Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California—(continued)
Paramount Unified School District (Election of 2006); Series 2007, Unlimited Tax GO Bonds (INS-AGM) (a)	5.25%	08/01/30	$1,600	$1,752,192
Patterson Joint Unified School District (Election of 2008);
Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(b)	0.00%	08/01/44	6,250	1,033,062
Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(b)	0.00%	08/01/45	6,715	1,003,221
Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(b)	0.00%	08/01/46	7,050	1,027,819
Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(b)	0.00%	08/01/47	1,700	232,594
Pittsburg Unified School District (Election of 2006); Series 2009 B, Unlimited Tax GO Bonds (INS-AGM) (a)	5.50%	08/01/31	1,000	1,141,860
Pomona (City of) Public Financing Authority (Merged Redevelopment);
Series 2001 AD, Tax Allocation RB (INS-NATL) (a)	5.00%	02/01/15	2,020	2,023,616
Series 2001 AD, Tax Allocation RB (INS-NATL) (a)	5.00%	02/01/16	1,110	1,111,743
Series 2007 AW, Sub. RB	5.13%	02/01/33	1,000	961,120
Port Hueneme (City of) (Capital Improvement Program); Series 1992, Ref. COP (INS-NATL) (a)	6.00%	04/01/19	1,360	1,540,241
Poway Unified School District (Election of 2008 - School Facilities Improvement District No. 2007-1); Series 2009 A, Unlimited Tax CAB GO Bonds (b)	0.00%	08/01/32	6,460	2,440,782
Rancho Cucamonga (City of) Redevelopment Agency (Rancho Redevelopment Housing Set Aside) Series 2007 A, Tax Allocation RB (INS-NATL) (a)	5.00%	09/01/34	1,000	1,005,880
Rancho Cucamonga (City of) Redevelopment Agency (Rancho Redevelopment); Series 2001, Tax Allocation RB (INS-NATL) (a)	5.38%	09/01/25	3,000	3,001,890
Rancho Mirage (City of) Joint Powers Financing Authority (Eisenhower Medical Center); Series 1997 B, COP (INS-NATL) (a)	4.88%	07/01/22	1,000	1,022,300
Redding (City of) Redevelopment Agency (Canby-Hilltop-Cypress Redevelopment); Series 2003 A, Tax Allocation RB (INS-NATL) (a)	5.00%	09/01/23	1,400	1,416,226
Regents of the University of California;
Series 2009 E, Medical Center Pooled RB	5.50%	05/15/27	2,500	2,885,425
Series 2009 O, General RB (c)	5.75%	05/15/23	705	876,696
Series 2009 O, General RB (c)	5.75%	05/15/25	1,050	1,287,206
Series 2009 Q, General RB (c)(j)	5.00%	05/15/34	920	1,040,216
Riverside (City of);
Series 2008 B, Water RB (INS-AGM) (a)	5.00%	10/01/33	1,000	1,104,520
Series 2008 D, Electric RB (INS-AGM) (a)	5.00%	10/01/28	500	555,900
Series 2008 D, Electric RB (INS-AGM) (a)	5.00%	10/01/38	1,800	1,931,472
Riverside (County of) Transportation Commission; Series 2010 A, Limited Sales Tax RB	5.00%	06/01/32	1,500	1,674,105
Sacramento (City of) Municipal Utility District; Series 2011 X, Ref. Electric RB	5.00%	08/15/27	2,150	2,492,624
Sacramento (County of) Sanitation Districts Financing Authority (Sacramento Regional County Sanitation District);
Series 2006, RB (INS-NATL) (a)	5.00%	12/01/29	2,000	2,228,320
Series 2008 A, Ref. VRD Sub. Lien RB (LOC-JPMorgan Chase Bank, N.A.) (g)(h)	0.16%	12/01/36	2,965	2,965,000
Series 2011 A, Ref. RB	5.00%	12/01/26	1,500	1,793,775
Sacramento (County of);
Series 2008 A, Sr. Airport System RB (INS-AGM) (a)	5.00%	07/01/32	1,000	1,089,810
Series 2008 A, Sr. Airport System RB (INS-AGM) (a)	5.00%	07/01/41	1,015	1,091,125
Series 2010, Sr. Airport System RB	5.00%	07/01/40	2,200	2,373,448
San Buenaventura (City of) (Community Memorial Health System); Series 2011, RB	7.50%	12/01/41	2,000	2,376,140
San Diego (City of) Public Facilities Financing Authority (Southcrest & Central Imperial Redevelopment); Series 2007 B, Pooled Financing Tax Allocation RB (INS-Radian) (a)	5.25%	10/01/27	2,535	2,581,974
San Diego (City of) Public Facilities Financing Authority; Subseries 2012 A, Ref. Water RB	5.00%	08/01/32	2,215	2,534,802
San Diego Community College District (Election of 2002); Series 2009, Unlimited Tax GO Bonds (c)	5.25%	08/01/33	1,500	1,739,715
San Diego Community College District (Election of 2006); Series 2011, Unlimited Tax GO Bonds	5.00%	08/01/31	2,500	2,892,600
San Francisco (City & County of) (Laguna Honda Hospital); Series 2005 I, Unlimited Tax GO Bonds (d)(e)	5.00%	06/15/12	8,000	8,174,960
San Francisco (City & County of) Airport Commission (San Francisco International Airport);
Series 2009 E, Second Series RB	6.00%	05/01/39	1,000	1,171,450
Series 2011 C, Ref. Second Series RB (f)	5.00%	05/01/33	5,000	5,734,600
Series 2011 G, Second Series RB	5.25%	05/01/28	2,000	2,330,160
See accompanying notes which are an integral part of this schedule.
Invesco California Tax-Free Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California—(continued)
San Francisco (City & County of) Public Utilities Commission (Water System Improvement Program); Subseries 2011 A, Water RB	5.00%	11/01/36	$4,000	$4,530,880
San Francisco (City & County of) Redevelopment Financing Authority (Mission Bay North Redevelopment); Series 2011 C, Tax Allocation RB	6.75%	08/01/41	1,000	1,149,780
San Francisco (City & County of) Redevelopment Financing Authority (Mission Bay South Redevelopment); Series 2011 D, Tax Allocation RB	7.00%	08/01/33	500	572,620
San Jose Evergreen Community College District (Election of 2004); Series 2008 B, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(b)	0.00%	09/01/31	3,110	1,242,134
San Leandro (City of) (Joint Project Area Financing); Series 2001, COP (INS-NATL) (a)	5.10%	12/01/26	1,000	1,006,700
San Luis Obispo (County of) Financing Authority (Lopez Dam Improvement); Series 2011 A, Ref. RB (INS-AGM) (a)	5.00%	08/01/30	1,500	1,670,715
Santa Clara (County of) Financing Authority (Multiple Facilities); Series 2008 L, Ref. Lease RB	5.25%	05/15/36	3,000	3,318,180
Santaluz Community Facilities District No. 2 (Improvement Area No. 1);
Series 2011 A, Ref. Special Tax RB	5.00%	09/01/28	830	873,575
Series 2011 A, Ref. Special Tax RB	5.00%	09/01/29	715	754,218
Series 2011 A, Ref. Special Tax RB	5.10%	09/01/30	465	491,840
Shafter (City of) Community Development Agency (Shafter Community Development Project Area No. 1); Series 2006 A, Ref. Tax Allocation RB (INS-AGM) (a)	5.00%	11/01/36	1,460	1,524,240
Sierra View Local Health Care District; Series 2007, RB	5.25%	07/01/32	1,500	1,546,770
Simi Valley Unified School District (Election of 2004);
Series 2007 C, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(b)	0.00%	08/01/28	3,480	1,677,012
Series 2007 C, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(b)	0.00%	08/01/30	2,765	1,259,402
Sonoma-Marin Area Rail Transit District; Series 2012 A, Measure Q Sales Tax RB	5.00%	03/01/29	2,000	2,334,960
South Gate (City of) Public Financing Authority (South Gate Redevelopment Project No. 1); Series 2002, Tax Allocation RB (INS-SGI) (a)	5.75%	09/01/22	1,000	1,023,940
Southern California Metropolitan Water District;
Series 2005 A, RB (INS-AGM) (a)	5.00%	07/01/35	1,520	1,671,726
Series 2009 B, Ref. RB (c)	5.00%	07/01/27	8,585	10,092,011
Southern California Public Power Authority (Mead-Adelanto); Series 1994 A, RB (INS-AMBAC) (a)(k)	9.36%	07/01/15	3,500	4,186,910
Southern California Public Power Authority (Mead-Phoenix); Series 1994 A, RB (INS-AMBAC) (a)(k)	9.36%	07/01/15	2,500	2,992,550
Southern California Public Power Authority (Milford Wind Corridor Phase II);
Series 2011-1, RB (c)	5.25%	07/01/29	2,100	2,485,098
Series 2011-1, RB (c)	5.25%	07/01/31	2,100	2,452,275
Temecula (City of) Redevelopment Agency (Temecula Redevelopment Project No. 1); Series 2002, Tax Allocation RB (INS-NATL) (a)	5.13%	08/01/27	2,150	2,151,182
Tustin (City of) Public Financing Authority; Series 2011 A, Water RB	5.00%	04/01/41	1,000	1,111,080
Tustin Unified School District (School Facilities Improvement District No. 2002-1- Election of 2002); Series 2008 C, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	06/01/28	750	838,575
Twin Rivers Unified School District (School Facility Bridge Funding Program); Series 2007, COP (INS-AGM) (a)(d)(l)	3.50%	05/31/13	1,000	1,001,210
Twin Rivers Unified School District; Series 2009, Unlimited Tax CAB GO BAN (b)	0.00%	04/01/14	1,700	1,659,183
Val Verde Unified School District; Series 2009 A, Ref. COP (INS-AGC) (a)	5.13%	03/01/36	1,475	1,575,374
Vernon (City of); Series 2009 A, Electric System RB	5.13%	08/01/21	2,000	2,248,820
Walnut (City of) Energy Center Authority; Series 2010 A, Ref. RB	5.00%	01/01/35	3,000	3,236,190
West Contra Costa Unified School District; Series 2005, Unlimited Tax CAB GO Bonds (INS-NATL) (a)(b)	0.00%	08/01/25	2,500	1,352,275
Western Riverside (County of) Water & Wastewater Financing Authority (Eastern Municipal Water District Improvement); Series 2009, RB (INS-AGC) (a)	5.63%	09/01/39	1,000	1,121,030
Yosemite Community College District (Election of 2004); Series 2008 C, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(b)	0.00%	08/01/24	4,685	2,918,568

				431,905,655

Puerto Rico—4.88%
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority; Series 2012 A, Sr. Lien RB	5.13%	07/01/37	2,500	2,511,625
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2007 TT, RB	5.00%	07/01/37	2,000	2,022,720
Series 2010 AAA, RB	5.25%	07/01/29	2,000	2,137,660
See accompanying notes which are an integral part of this schedule.
Invesco California Tax-Free Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Puerto Rico—(continued)
Puerto Rico (Commonwealth of) Public Buildings Authority; Series 2002 D, Conv. CAB RB (b)(d)(e)	0.00%	07/01/17	$3,680	$4,324,552
Puerto Rico Sales Tax Financing Corp.;
First Subseries 2010 C, RB	5.00%	08/01/35	1,500	1,592,265
First Subseries 2011 A-1, RB	5.00%	08/01/43	3,000	3,128,640
Series 2011 C, RB	5.00%	08/01/40	5,000	5,342,650

				21,060,112

Virgin Islands—0.86%
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note — Diageo); Series 2009 A, Sub. RB	6.63%	10/01/29	1,675	1,953,117
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2010 A, Sr. Lien RB	5.00%	10/01/25	1,600	1,732,048

				3,685,165

Guam—0.79%
Guam (Territory of) (Section 30);
Series 2009 A, Limited Obligation RB	5.38%	12/01/24	1,000	1,071,870
Series 2009 A, Limited Obligation RB	5.63%	12/01/29	660	708,345
Guam (Territory of); Series 2011 A, Business Privilege Tax RB	5.13%	01/01/42	1,500	1,627,590

				3,407,805

TOTAL INVESTMENTS(m)—106.62% (Cost $419,369,615)				460,058,737

Floating Rate Note Obligations—(5.71)%
Notes with interest rates ranging from 0.16% to 0.28% at 5/31/12 and contractual maturites of collateral ranging from 07/01/22 to 10/01/39 (See Note 1D)(n)				(24,615,000)

OTHER ASSETS LESS LIABILITIES—(0.91)%				(3,942,916)

NET ASSETS—100.00%				$431,500,821

Investment Abbreviations:

AGC	— Assured Guaranty Corp.

AGM	— Assured Guaranty Municipal Corp.

AMBAC	— American Municipal Bond Assurance Corp.

BAN	— Bond Anticipation Notes

CAB	— Capital Appreciation Bonds

Conv.	— Convertible

COP	— Certificates of Participation

FGIC	— Financial Guaranty Insurance Co.

FHA	— Federal Housing Administration

GO	— General Obligation

INS	— Insurer

LOC	— Letter of Credit

NATL	— National Public Finance Guarantee Corp.

Radian	— Radian Asset Assurance, Inc.

RB	— Revenue Bonds

Ref.	— Refunding

SGI	— Syncora Guarantee, Inc.

Sr.	— Senior

Sub.	— Subordinated

VRD	— Variable Rate Demand

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.

(b)	Zero coupon bond issued at a discount.

(c)	Underlying security related to Dealer Trusts entered into by the Fund. See Note 1D.

(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(e)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(f)	Security subject to the alternative minimum tax.

(g)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2012.

(h)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(i)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at May 31, 2012 represented 0.24% of the Fund’s Net Assets.
See accompanying notes which are an integral part of this schedule.
Invesco California Tax-Free Income Fund

(j)	Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the inverse floater. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $615,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the inverse floater.

(k)	Current coupon rate for inverse floating rate municipal obligations. This rate resets periodically as the auction rate on the related security changes. Positions in inverse floating rate municipal obligations have a total value of $7,179,460 which represents 1.66% of the Fund’s Net Assets.

(l)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2012.

(m)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

Assured Guaranty Municipal Corp.	12.6%
National Public Finance Guarantee Corp.	12.0
American Municipal Bond Assurance Corp.	9.7

(n)	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at May 31, 2012. At May 31, 2012, the Fund’s investments with a value of $43,556,336 are held by Dealer Trusts and serve as collateral for the $24,615,000 in the floating rate note obligations outstanding at that date.
See accompanying notes which are an integral part of this schedule.
Invesco California Tax-Free Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2012
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.
     Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
Invesco California Tax-Free Income Fund

D.	Floating Rate Note Obligations — The Fund invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Fund. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interest in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Fund, thereby collapsing the Dealer Trusts.
     TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.
     The Fund accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.
     The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Fund, the Fund will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Fund could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.
E.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
     Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.
     There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Invesco California Tax-Free Income Fund

Level 1	—	Prices are determined using quoted prices in an active market for identical assets.

Level 2	—	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3	—	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of May 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
     During the nine months ended May 31, 2012, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Municipal Obligations	$—	$460,058,737	$—	$460,058,737

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended May 31, 2012 was $59,584,586 and $62,581,899, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$42,855,320

Aggregate unrealized (depreciation) of investment securities	(1,666,599)

Net unrealized appreciation of investment securities	$41,188,721

Cost of investments for tax purposes is $418,870,016.
Invesco California Tax-Free Income Fund

Invesco Core Plus Bond Fund
Quarterly Schedule of Portfolio Holdings
May 31, 2012

invesco.com/us	CPB-QTR-1 05/12	Invesco Advisers, Inc.

Schedule of Investments
May 31, 2012
(Unaudited)

	Principal
	Amount	Value

U.S. Dollar Denominated Bonds and Notes-46.42%(a)

Advertising-0.19%

National CineMedia LLC, Sr. Sec. Gtd. Notes, 6.00%, 04/15/22(b)	$10,000	$10,025

Omnicom Group Inc., Sr. Unsec. Global Notes, 3.63%, 05/01/22	550,000	558,557

WPP Finance (United Kingdom), Sr. Unsec. Gtd. Global Notes, 8.00%, 09/15/14	365,000	416,532

		985,114

Aerospace & Defense-0.16%

BE Aerospace Inc., Sr. Unsec. Notes, 5.25%, 04/01/22	5,000	5,112

Bombardier Inc. (Canada), Sr. Unsec. Notes, 7.75%, 03/15/20(b)	30,000	33,000

Huntington Ingalls Industries Inc.,
Sr. Unsec. Gtd. Global Notes,
6.88%, 03/15/18	10,000	10,300

7.13%, 03/15/21	30,000	31,275

Spirit Aerosystems Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 12/15/20	10,000	10,750

Textron Inc., Sr. Unsec. Notes, 4.63%, 09/21/16	675,000	734,833

		825,270

Agricultural Products-0.23%

Bunge Ltd. Finance Corp., Sr. Unsec. Gtd. Notes, 4.10%, 03/15/16	245,000	259,846

Cargill, Inc., Sr. Unsec. Notes, 5.60%, 09/15/12(b)	60,000	60,839

Ingredion Inc.,
Sr. Unsec. Notes,
3.20%, 11/01/15	75,000	78,571

6.63%, 04/15/37	635,000	780,469

		1,179,725

Airlines-0.89%

American Airlines Inc., Sr. Sec. Gtd. Notes, 7.50%, 03/15/16 (Acquired 10/13/11-11/29/11; Cost $69,950)(b)(c)	85,000	76,925

American Airlines Pass Through Trust,
Series 2011-1, Class A, Sr. Sec. Gtd. Pass Through Ctfs., 5.25%, 01/31/21	1,121,293	1,161,940

Series 2011-1, Class B, Sec. Pass Through Ctfs., 7.00%, 01/31/18(b)	367,481	360,132

Continental Airlines Pass Through Trust,
Series 2007-1, Class C, Sec. Global Pass Through Ctfs., 7.34%, 04/19/14	11,342	11,498

Series 2009-1, Sec. Pass Through Ctfs., 9.00%, 07/08/16	1,256,346	1,451,079

Series 2009-2, Class B, Sec. Global Pass Through Ctfs., 9.25%, 05/10/17	3,910	4,280

Series 2010-1, Class B, Sec. Pass Through Ctfs., 6.00%, 01/12/19	28,785	28,983

Series 2012-1, Class A, Sec. Pass Through Ctfs, 4.15%, 04/11/24	500,000	493,438

Delta Air Lines Pass Through Trust,
Series 2009-1, Class A, Sr. Sec. Pass Through Ctfs., 7.75%, 12/17/19	561,437	640,740

Series 2010-1, Class B, Sec. Pass Through Ctfs., 6.38%, 01/02/16(b)	85,000	85,638

Series 2010-2, Class B, Sec. Pass Through Ctfs., 6.75%, 11/23/15(b)	10,000	10,150

Delta Air Lines, Inc.,
Sec. Notes,
9.50%, 09/15/14(b)	2,000	2,110

12.25%, 03/15/15(b)	25,000	27,250

UAL Pass Through Trust,
Series 2007-1, Class A, Sec. Gtd. Global Pass Through Ctfs, 6.64%, 07/02/22	66,235	69,671

Series 2009-1, Sr. Sec. Gtd. Global Pass Through Ctfs, 10.40%, 11/01/16	7,280	8,372

Series 2009-2A, Sec. Gtd. Global Pass Through Ctfs., 9.75%, 01/15/17	4,174	4,795

US Airways Pass Through Trust,
Series 1998-1, Class C, Sec. Pass Through Ctfs., 6.82%, 01/30/14	25,557	23,002

Series 2012 1, Class A, Sr. Sec. Pass Through Ctfs., 5.90%, 10/01/24	10,000	10,244

Series 2012-1, Class B, Sec. Pass Through Ctfs., 8.00%, 10/01/19	10,000	10,225

Series 2012-1, Class C, Sec. Pass Through Ctfs., 9.13%, 10/01/15	10,000	10,125

		4,490,597

See accompanying notes which are an integral part of this schedule.
                         Invesco Core Plus Bond Fund

	Principal
	Amount	Value

Alternative Carriers-0.05%

Cogent Communications Group, Inc., Sr. Sec. Gtd. Notes, 8.38%, 02/15/18(b)	$30,000	$32,250

Intelsat Jackson Holdings S.A. (Luxembourg), Sr. Unsec. Gtd. Global Notes, 7.25%, 10/15/20	50,000	50,000

Level 3 Communications Inc., Sr. Unsec. Global Notes, 11.88%, 02/01/19	20,000	21,600

Level 3 Financing Inc.,
Sr. Unsec. Gtd. Global Notes,
8.13%, 07/01/19	10,000	10,050

9.38%, 04/01/19	110,000	117,425

Sr. Unsec. Gtd. Notes,
8.63%, 07/15/20(b)	15,000	15,412

		246,737

Aluminum-0.02%

Century Aluminum Co., Sr. Sec. Gtd. Notes, 8.00%, 05/15/14	88,500	88,334

Apparel Retail-0.08%

Express LLC/Express Finance Corp., Sr. Unsec. Gtd. Global Notes, 8.75%, 03/01/18	54,000	58,590

Gap, Inc. (The), Sr. Unsec. Notes, 5.95%, 04/12/21	129,000	133,273

J. Crew Group, Inc., Sr. Unsec. Gtd. Global Notes, 8.13%, 03/01/19	80,000	80,400

Limited Brands Inc.,
Sr. Unsec. Gtd. Global Notes, 8.50%, 06/15/19	5,000	5,913

Sr. Unsec. Gtd. Notes, 6.63%, 04/01/21	120,000	129,000

		407,176

Apparel, Accessories & Luxury Goods-0.08%

Hanesbrands Inc., Sr. Unsec. Gtd. Global Notes, 6.38%, 12/15/20	95,000	97,613

Jones Group Inc./Apparel Group Holdings/Apparel Group USA/Footwear Accessories Retail, Sr. Unsec. Notes, 6.88%, 03/15/19	102,000	99,195

Levi Strauss & Co.,
Sr. Unsec. Global Notes, 7.63%, 05/15/20	100,000	105,000

Sr. Unsec. Notes, 6.88%, 05/01/22(b)	6,000	5,985

Quiksilver Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 04/15/15	100,000	98,312

		406,105

Asset Management & Custody Banks-0.11%

DJO Finance LLC/Corp.,
Sr. Unsec. Gtd. Global Notes, 7.75%, 04/15/18	54,000	43,605

Sr. Unsec. Gtd. Sub. Global Notes, 9.75%, 10/15/17	21,000	15,068

First Data Corp., Sr. Sec. Gtd. Notes, 7.38%, 06/15/19(b)	9,000	9,045

Samson Investment Co., Sr. Unsec. Notes, 9.75%, 02/15/20(b)	20,000	20,000

State Street Capital Trust III, Jr. Unsec. Gtd. Sub. Variable Rate Bonds, 5.46% (d)(e)	445,000	446,112

		533,830

Auto Parts & Equipment-0.06%

Allison Transmission Inc., Sr. Unsec. Gtd. Notes, 7.13%, 05/15/19(b)	121,000	126,747

American Axle & Manufacturing, Inc., Sr. Unsec. Gtd. Notes, 7.75%, 11/15/19	45,000	47,925

Dana Holding Corp., Sr. Unsec. Notes, 6.75%, 02/15/21	75,000	80,438

Tenneco Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 12/15/20	45,000	48,150

		303,260

Automobile Manufacturers-0.55%

Ford Motor Co., Sr. Unsec. Global Notes, 7.45%, 07/16/31	293,000	383,830

Ford Motor Credit Co LLC, Sr. Unsec. Notes, 3.98%, 06/15/16(b)	2,300,000	2,417,841

		2,801,671

Automotive Retail-0.27%

Advance Auto Parts, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 05/01/20	1,180,000	1,351,519

Biotechnology-0.00%

STHI Holding Corp., Sec. Gtd. Notes, 8.00%, 03/15/18(b)	20,000	21,350

Brewers-0.70%

Anheuser-Busch InBev Worldwide Inc.,
Sr. Unsec. Gtd. Global Notes,
3.00%, 10/15/12	1,670,000	1,686,403

5.38%, 11/15/14	125,000	138,399

SABMiller Holdings Inc.,
Sr. Unsec. Gtd. Notes,
3.75%, 01/15/22(b)	950,000	1,006,742

4.95%, 01/15/42(b)	670,000	732,304

		3,563,848

Broadcasting-0.67%

Clear Channel Worldwide Holdings Inc.,
Sr. Unsec. Gtd. Sub. Notes,
7.63%, 03/15/20(b)	8,000	7,530

7.63%, 03/15/20(b)	45,000	42,919

COX Communications Inc.,
Sr. Unsec. Notes,
9.38%, 01/15/19(b)	25,000	34,003

See accompanying notes which are an integral part of this schedule.
                         Invesco Core Plus Bond Fund

	Principal
	Amount	Value

Broadcasting-(continued)

8.38%, 03/01/39(b)	$1,220,000	$1,767,159

Discovery Communications LLC, Sr. Unsec. Gtd. Global Notes, 6.35%, 06/01/40	1,275,000	1,553,675

		3,405,286

Building Products-0.12%

American Standard Americas, Sr. Sec. Notes, 10.75%, 01/15/16(b)	20,000	15,800

Associated Materials LLC, Sr. Sec. Gtd. Global Notes, 9.13%, 11/01/17	55,000	48,538

Building Materials Corp. of America,
Sr. Unsec. Gtd. Notes, 7.50%, 03/15/20(b)	95,000	101,412

Sr. Unsec. Notes, 6.88%, 08/15/18(b)	36,000	37,530

Gibraltar Industries Inc., Series B, Sr. Unsec. Gtd. Sub. Global Notes, 8.00%, 12/01/15	60,000	61,087

Masco Corp., Sr. Unsec. Global Notes, 5.95%, 03/15/22	20,000	20,375

Nortek Inc., Sr. Unsec. Gtd. Global Notes, 8.50%, 04/15/21	126,000	123,480

Roofing Supply Group LLC/Roofing Supply Finance Inc., Sr. Unsec. Gtd. Notes, 10.00%, 06/01/20(b)	45,000	45,675

USG Corp.,
Sr. Unsec. Gtd. Notes, 7.88%, 03/30/20(b)	55,000	57,200

Sr. Unsec. Notes, 9.75%, 01/15/18	90,000	92,250

		603,347

Cable & Satellite-1.25%

British Sky Broadcasting Group PLC (United Kingdom), Sr. Unsec. Gtd. Notes, 9.50%, 11/15/18(b)	25,000	33,983

Comcast Corp.,
Sr. Unsec. Gtd. Global Notes, 6.50%, 01/15/15	20,000	22,710

Sr. Unsec. Gtd. Notes, 6.45%, 03/15/37	80,000	98,809

DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Sr. Unsec. Gtd. Global Notes, 2.40%, 03/15/17	620,000	623,056

DISH DBS Corp.,
Sr. Unsec. Gtd. Notes, 4.63%, 07/15/17(b)	70,000	68,250

5.88%, 07/15/22(b)	35,000	34,125

NBC Universal Media LLC,
Sr. Unsec. Global Notes,
2.10%, 04/01/14	775,000	790,013

5.15%, 04/30/20	350,000	405,790

5.95%, 04/01/41	740,000	890,940

Time Warner Cable, Inc., Sr. Unsec. Gtd. Notes, 5.00%, 02/01/20	680,000	763,091

Videotron Ltee (Canada), Sr. Unsec. Gtd. Notes, 5.00%, 07/15/22(b)	5,000	4,900

Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec. Gtd. Global Notes,
5.25%, 01/15/21	200,000	225,789

6.50%, 01/15/18	2,155,000	2,372,672

		6,334,128

Casinos & Gaming-0.13%

Ameristar Casinos Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 04/15/21	55,000	57,338

Caesars Entertainment Operating Co. Inc.,
Sec. Gtd. Global Notes, 12.75%, 04/15/18	15,000	11,850

Sr. Unsec. Gtd. Global Bonds, 5.63%, 06/01/15	5,000	4,150

Chester Downs & Marina LLC, Sr. Sec. Gtd. Sub. Notes, 9.25%, 02/01/20(b)	10,000	10,450

MGM Resorts International,
Sr. Unsec. Gtd. Global Notes, 6.63%, 07/15/15	150,000	154,875

Sr. Unsec. Gtd. Notes, 8.63%, 02/01/19(b)	10,000	10,600

7.75%, 03/15/22	60,000	60,300

Seneca Gaming Corp., Sr. Unsec. Gtd. Notes, 8.25%, 12/01/18(b)	49,000	50,225

Snoqualmie Entertainment Authority,
Sr. Sec. Floating Rate Notes, 4.53%, 02/01/14(b)(d)	135,000	129,262

Sr. Sec. Notes, 9.13%, 02/01/15(b)	30,000	30,075

Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
Sec. Gtd. First Mortgage Global Notes, 7.75%, 08/15/20	85,000	93,075

Sr. Sec. Gtd. First Mortgage Notes, 5.38%, 03/15/22(b)	55,000	53,350

		665,550

Coal & Consumable Fuels-0.02%

CONSOL Energy Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 04/01/20	35,000	35,175

Peabody Energy Corp., Sr. Unsec. Gtd. Notes, 6.00%, 11/15/18(b)	37,000	36,769

Westmoreland Coal Co./Westmoreland Partners, Sr. Sec. Gtd. Notes, 10.75%, 02/01/18(b)	15,000	14,175

		86,119

Communications Equipment-0.03%

Avaya Inc.,
Sr. Sec. Gtd. Notes, 7.00%, 04/01/19(b)	65,000	58,825

See accompanying notes which are an integral part of this schedule.
                         Invesco Core Plus Bond Fund

	Principal
	Amount	Value

Communications Equipment-(continued)

Sr. Unsec. Gtd. Global Notes, 9.75%, 11/01/15	$40,000	$33,300

Hughes Satellite Systems Corp.,
Sr. Sec. Gtd. Global Notes, 6.50%, 06/15/19	11,000	11,385

Sr. Unsec. Gtd. Global Notes, 7.63%, 06/15/21	26,000	27,040

ViaSat Inc., Sr. Unsec. Gtd. Notes, 6.88%, 06/15/20(b)	40,000	40,200

		170,750

Computer & Electronics Retail-0.43%

Best Buy Co. Inc., Sr. Unsec. Global Notes, 6.75%, 07/15/13	2,010,000	2,104,219

Rent-A-Center Inc., Sr. Unsec. Gtd Global Notes, 6.63%, 11/15/20	65,000	68,250

		2,172,469

Computer Storage & Peripherals-0.02%

Seagate HDD Cayman,
Sr. Unsec. Gtd. Global Notes,
7.00%, 11/01/21	7,000	7,455

7.75%, 12/15/18	70,000	75,950

		83,405

Construction & Engineering-0.26%

Dycom Investments Inc., Sr. Unsec. Gtd. Sub. Global Notes, 7.13%, 01/15/21	80,000	83,200

MasTec, Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 02/01/17	45,000	46,744

Tutor Perini Corp., Sr. Unsec. Gtd. Global Notes, 7.63%, 11/01/18	100,000	100,750

URS Corp., Sr. Unsec. Notes, 5.00%, 04/01/22(b)	1,050,000	1,074,031

		1,304,725

Construction & Farm Machinery & Heavy Trucks-0.18%

Case New Holland Inc., Sr. Unsec. Gtd. Global Notes, 7.88%, 12/01/17	40,000	45,500

Commercial Vehicle Group Inc., Sec. Gtd. Global Notes, 7.88%, 04/15/19	51,000	51,127

John Deere Capital Corp., Unsec. Global Notes, 0.88%, 04/17/15	670,000	671,668

Manitowoc Co. Inc. (The), Sr. Unsec. Gtd. Notes, 8.50%, 11/01/20	35,000	37,713

Navistar International Corp., Sr. Unsec. Gtd. Notes, 8.25%, 11/01/21	38,000	40,090

Titan International Inc., Sr. Sec. Gtd. Global Notes, 7.88%, 10/01/17	50,000	52,062

		898,160

Construction Materials-0.07%

Cemex Finance LLC, Sr. Sec. Gtd. Bonds, 9.50%, 12/14/16(b)	100,000	92,033

Ply Gem Industries Inc., Sr. Sec. Gtd. Global Notes, 8.25%, 02/15/18	40,000	38,800

Rearden G Holdings EINS GmbH (Germany), Sr. Unsec. Gtd. Notes, 7.88%, 03/30/20(b)	100,000	102,009

Texas Industries Inc., Sr. Unsec. Gtd. Global Notes, 9.25%, 08/15/20	100,000	98,750

		331,592

Consumer Finance-0.27%

Ally Financial Inc.,
Sr. Unsec. Gtd. Global Notes,
7.50%, 09/15/20	185,000	204,425

8.00%, 03/15/20	75,000	84,375

8.00%, 11/01/31	10,000	11,300

National Money Mart Co. (Canada), Sr. Unsec. Gtd. Global Notes, 10.38%, 12/15/16	75,000	83,062

SLM Corp.,
Sr. Unsec. Medium-Term Global Notes, 6.25%, 01/25/16	355,000	359,613

Series A, Sr. Unsec. Medium-Term Notes, 5.00%, 10/01/13	615,000	628,225

		1,371,000

Data Processing & Outsourced Services-0.04%

CoreLogic, Inc., Sr. Unsec. Gtd. Notes, 7.25%, 06/01/21(b)	178,000	184,675

Fidelity National Information Services Inc., Sr. Unsec. Gtd. Notes, 5.00%, 03/15/22(b)	5,000	4,850

SunGard Data Systems Inc.,
Sr. Unsec. Gtd. Global Notes,
7.38%, 11/15/18	20,000	20,400

7.63%, 11/15/20	12,000	12,360

		222,285

Department Stores-0.01%

Sears Holdings Corp., Sr. Sec. Gtd. Global Notes, 6.63%, 10/15/18	45,000	38,813

Distillers & Vintners-0.01%

Constellation Brands Inc.,
Sr. Unsec. Gtd. Global Notes, 7.25%, 05/15/17	60,000	67,950

Sr. Unsec. Gtd. Notes, 6.00%, 05/01/22	5,000	5,313

		73,263

Diversified Banks-4.99%
Abbey National Treasury Services PLC (United Kingdom), Sr. Unsec. Gtd. Global Notes, 2.88%, 04/25/14	440,000	430,500

See accompanying notes which are an integral part of this schedule.
                         Invesco Core Plus Bond Fund

	Principal
	Amount	Value

Diversified Banks-(continued)

Sr. Unsec. Gtd. Notes, 3.88%, 11/10/14(b)	$420,000	$419,232

Akbank TAS (Turkey),
Sr. Unsec. Notes,
5.13%, 07/22/15(b)	100,000	100,619

6.50%, 03/09/18(b)	200,000	211,158

Alfa Bank OJSC Via Alfa Bond Issuance PLC (Ireland), Sr. Sec. Gtd. Loan Participation Notes 7.75%, 04/28/21(b)	200,000	189,086

ANZ National Int’l Ltd. (New Zealand), Sr. Unsec. Gtd. Notes, 2.38%, 12/21/12(b)	1,080,000	1,088,600

Banco Bradesco S.A. (Brazil), Unsec. Sub. Notes, 5.75%, 03/01/22(b)	200,000	199,681

Banco de Credito Del Peru (Peru), Variable Rate Sub. Notes, 6.13%, 04/24/27(b)(d)	110,000	111,402

Banco Santander S.A. (Brazil), Sr. Unsec. Notes, 4.63%, 02/13/17(b)	150,000	146,046

Bangkok Bank PCL (Thailand), Sr. Unsec. Notes, 4.80%, 10/18/20(b)	100,000	101,333

Bank of Nova Scotia (Canada), Sr. Unsec. Global Notes, 2.38%, 12/17/13	1,525,000	1,563,940

Barclays Bank PLC (United Kingdom), Unsec. Sub. Global Notes, 5.14%, 10/14/20	810,000	775,834

DBS Bank Ltd. (Singapore), Unsec. Sub. Variable Rate Notes, 3.63%, 09/21/22(b)(d)	200,000	203,419

Hana Bank (South Korea), Sr. Unsec. Notes, 4.25%, 06/14/17(b)	700,000	726,886

HBOS PLC (United Kingdom), Series G, Unsec. Sub. Medium-Term Notes, 6.75%, 05/21/18(b)	1,360,000	1,270,847

HSBC Holdings PLC (United Kingdom), Sr. Unsec. Global Notes, 4.00%, 03/30/22	1,050,000	1,072,574

ING Bank N.V. (Netherlands), Sr. Unsec. Notes, 3.00%, 09/01/15(b)	255,000	252,032

Korea Development Bank (The) (South Korea), Sr. Unsec. Global Notes, 3.50%, 08/22/17	730,000	747,827

Lloyds TSB Bank PLC (United Kingdom),
Sr. Unsec. Gtd. Global Notes, 4.88%, 01/21/16	1,040,000	1,072,255

Sr. Unsec. Gtd. Medium-Term Notes, 5.80%, 01/13/20(b)	725,000	747,782

Unsec. Gtd. Sub. Medium-Term Notes, 6.50%, 09/14/20(b)	955,000	914,916

Nordea Bank A.B. (Sweden), Sr. Unsec. Notes, 4.88%, 01/27/20(b)	575,000	637,515

RBS Capital Trust II, Jr. Unsec. Gtd. Sub. Global Variable Rate Bonds, 6.43% (d)(e)	11,000	7,150

Royal Bank of Scotland PLC (The) (United Kingdom),
Sr. Unsec. Gtd. Global Notes, 4.88%, 03/16/15	975,000	1,000,955

Series 2, Sr. Unsec. Gtd. Global Notes, 3.40%, 08/23/13	475,000	479,873

Santander U.S. Debt S.A. Unipersonal (Spain), Sr. Unsec. Gtd. Notes, 3.72%, 01/20/15(b)	700,000	657,009

Sberbank Via SB Capital S.A. (Russia), Sr. Unsec. Notes, 6.13%, 02/07/22(b)	200,000	205,025

Siam Commercial Bank Ltd. (Thailand), Sr. Unsec. Notes, 3.38%, 03/19/17(b)	200,000	202,821

Societe Generale S.A. (France),
Sr. Unsec. Medium-Term Notes, 5.20%, 04/15/21(b)	1,460,000	1,366,859

Sr. Unsec. Notes, 2.50%, 01/15/14(b)	1,940,000	1,922,778

Standard Chartered PLC (United Kingdom),
Sr. Unsec. Notes,
5.50%, 11/18/14(b)	1,880,000	2,006,066

3.85%, 04/27/15(b)	775,000	810,490

U.S. Bancorp., Sr. Unsec. Notes, 2.00%, 06/14/13	45,000	45,690

U.S. Bank N.A., Sub. Variable Rate Notes, 3.78%, 04/29/20(d)	1,400,000	1,465,962

VTB Bank OJSC Via VTB Capital S.A. (Luxembourg),
Sr. Unsec. Loan Participation Notes,
6.32%, 02/22/18(b)	1,415,000	1,404,573

6.55%, 10/13/20(b)	660,000	647,411

		25,206,146

Diversified Capital Markets-0.42%

UBS AG (Switzerland),
Sr. Unsec. Global Notes, 5.88%, 12/20/17	200,000	219,244

Sr. Unsec. Medium-Term Bank Notes, 3.88%, 01/15/15	560,000	577,297

Sr. Unsec. Medium-Term Global Notes, 5.75%, 04/25/18	1,200,000	1,317,228

		2,113,769

Diversified Metals & Mining-0.64%

Anglo American Capital PLC (United Kingdom), Sr. Unsec. Gtd. Notes, 9.38%, 04/08/19(b)	170,000	226,865

Freeport-McMoRan Copper & Gold Inc., Sr. Unsec. Global Notes, 3.55%, 03/01/22	500,000	496,865

Midwest Vanadium Pty. Ltd. (Australia), Sr. Sec. Gtd. Mortgage Notes, 11.50%, 02/15/18(b)	45,000	28,811

Rio Tinto Finance USA PLC (United Kingdom), Sr. Unsec. Gtd. Global Notes, 3.50%, 03/22/22	1,700,000	1,794,048

See accompanying notes which are an integral part of this schedule.
                         Invesco Core Plus Bond Fund

	Principal
	Amount	Value

Diversified Metals & Mining-(continued)

Southern Copper Corp.,
Sr. Unsec. Global Notes,
5.38%, 04/16/20	$150,000	$164,046

6.75%, 04/16/40	225,000	237,453

Vedanta Resources PLC (United Kingdom), Sr. Unsec. Notes, 9.50%, 07/18/18(b)	100,000	95,531

Volcan Cia Minera S.A.A (Peru), Sr. Unsec. Notes, 5.38%, 02/02/22(b)	190,000	194,118

		3,237,737

Diversified REIT’s-0.83%

Dexus Diversified Trust/Dexus Office Trust (Australia), Sr. Unsec. Gtd. Notes, 5.60%, 03/15/21(b)	2,765,000	2,885,853

Qatari Diar Finance QSC (Qatar), Unsec. Gtd. Unsub. Notes, 5.00%, 07/21/20(b)	1,175,000	1,308,390

		4,194,243

Diversified Support Services-0.31%

International Lease Finance Corp.,
Sr. Unsec. Global Notes,
4.88%, 04/01/15	1,050,000	1,032,937

5.75%, 05/15/16	400,000	400,600

5.88%, 04/01/19	20,000	19,544

6.25%, 05/15/19	100,000	100,219

		1,553,300

Drug Retail-0.05%

CVS Pass-Through Trust, Sec. Global Pass Through Ctfs., 6.04%, 12/10/28	210,546	244,052

Electric Utilities-1.65%

Comission Federal de Electridad (Mexico), Sr. Unsec. Notes, 5.75%, 02/14/42(b)	200,000	203,069

DCP Midstream LLC, Sr. Unsec. Notes, 9.75%, 03/15/19(b)	569,000	744,859

Enel Finance International N.V. (Luxembourg), Sr. Unsec. Gtd. Notes, 3.88%, 10/07/14(b)	1,270,000	1,267,849

LSP Energy L.P./LSP Batesville Funding Corp., Series D, Sr. Sec. Bonds, 8.16%, 07/15/25(c)	5,000	4,175

Majapahit Holding B.V. (Netherlands), Sr. Unsec. Gtd. Notes, 7.75%, 01/20/20(b)	100,000	114,054

Ohio Power Co., Series M, Sr. Unsec. Notes, 5.38%, 10/01/21	2,715,000	3,216,648

PPL Electric Utilities Corp., Sec. First Mortgage Bonds, 6.25%, 05/15/39	770,000	1,058,365

Virginia Electric & Power Co.,
Sr. Unsec. Notes,
5.10%, 11/30/12	780,000	797,221

5.00%, 06/30/19	800,000	958,810

		8,365,050

Electrical Components & Equipment-0.01%

Belden Inc., Sr. Gtd. Sub. Global Notes, 9.25%, 06/15/19	5,000	5,513

Polypore International Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 11/15/17	55,000	57,475

		62,988

Electronic Components-0.29%

Corning, Inc.,
Sr. Unsec. Notes,
4.75%, 03/15/42	1,155,000	1,201,130

6.63%, 05/15/19	85,000	104,534

7.25%, 08/15/36	135,000	170,181

		1,475,845

Electronic Manufacturing Services-0.02%

Sanmina-SCI Corp., Sr. Unsec. Gtd. Notes, 7.00%, 05/15/19(b)	122,000	118,950

Environmental & Facilities Services-0.22%

Waste Management, Inc., Sr. Unsec. Gtd. Notes, 5.00%, 03/15/14	1,050,000	1,121,415

Forest Products-0.00%

Millar Western Forest Products Ltd. (Canada), Sr. Unsec. Global Notes, 8.50%, 04/01/21	20,000	16,650

Gas Utilities-0.07%

Ferrellgas L.P./Ferrellgas Finance Corp., Sr. Unsec. Global Notes, 6.50%, 05/01/21	58,000	52,200

Suburban Propane Partners, L.P./Suburban Energy Finance Corp., Sr. Unsec. Notes, 7.38%, 03/15/20	80,000	84,600

Transportadora de Gas Internacional S.A. ESP (Colombia), Sr. Unsec. Notes, 5.70%, 03/20/22(b)	200,000	204,908

		341,708

Gold-1.56%

Barrick Gold Corp. (Canada),
Sr. Unsec. Global Notes, 2.90%, 05/30/16	1,210,000	1,273,681

Sr. Unsec. Notes,
3.85%, 04/01/22(b)	750,000	775,618

5.25%, 04/01/42(b)	805,000	863,774

Gold Fields Orogen Holding BVI Ltd. (Mali), Sr. Unsec. Gtd. Notes, 4.88%, 10/07/20(b)	2,135,000	2,015,060

Kinross Gold Corp. (Canada),
Sr. Unsec. Gtd. Notes,
5.13%, 09/01/21(b)	1,365,000	1,451,788

6.88%, 09/01/41(b)	1,365,000	1,511,657

		7,891,578

See accompanying notes which are an integral part of this schedule.
                         Invesco Core Plus Bond Fund

	Principal
	Amount	Value

Health Care Equipment-0.13%

Boston Scientific Corp., Sr. Unsec. Notes, 4.50%, 01/15/15	$605,000	$647,908

CareFusion Corp., Sr. Unsec. Global Notes, 4.13%, 08/01/12	25,000	25,134

		673,042
Health Care Facilities-0.09%
HCA, Inc.,
Sr. Sec. Gtd. Global Notes,
5.88%, 03/15/22	90,000	90,000

7.88%, 02/15/20	42,000	46,305

HealthSouth Corp.,
Sr. Unsec. Gtd. Notes,
7.25%, 10/01/18	10,000	10,450

7.75%, 09/15/22	5,000	5,263

8.13%, 02/15/20	45,000	48,375

Radiation Therapy Services Inc., Sr. Sec. Gtd. Notes, 8.88%, 01/15/17(b)	45,000	43,650

Select Medical Holdings Corp., Sr. Unsec. Floating Rate Global Notes, 6.49%, 09/15/15(d)	9,000	8,550

Tenet Healthcare Corp.,
Sr. Unsec. Global Notes,
9.25%, 02/01/15	145,000	161,675

8.00%, 08/01/20	27,000	27,202

		441,470

Health Care Services-1.05%

Express Scripts Holding Co.,
Sr. Unsec. Gtd. Global Notes,
5.25%, 06/15/12	50,000	50,066

6.25%, 06/15/14	2,525,000	2,760,523

Sr. Unsec. Gtd. Notes,
3.13%, 05/15/16	190,000	197,460

Highmark, Inc.,
Sr. Unsec. Notes,
4.75%, 05/15/21(b)	785,000	825,236

6.13%, 05/15/41(b)	730,000	814,412

Medco Health Solutions Inc., Sr. Unsec. Notes, 2.75%, 09/15/15	585,000	602,772

Prospect Medical Holdings Inc., Sr. Sec. Notes, 8.38%, 05/01/19(b)	35,000	33,512

		5,283,981

Health Care Technology-0.01%

MedAssets Inc., Sr. Unsec. Gtd. Global Notes, 8.00%, 11/15/18	45,000	46,913

Homebuilding-0.11%
Beazer Homes USA Inc.,
Sr. Unsec. Gtd. Global Notes,
6.88%, 07/15/15	80,000	73,800

8.13%, 06/15/16	27,000	24,772

K. Hovnanian Enterprises Inc., Sr. Sec. Gtd. Global Notes, 10.63%, 10/15/16	95,000	84,550

Lennar Corp., Sr. Unsec. Gtd. Global Notes, 6.95%, 06/01/18	62,000	65,410

M/I Homes Inc., Sr. Unsec. Gtd. Global Notes, 8.63%, 11/15/18	15,000	15,263

Meritage Homes Corp., Sr. Unsec. Gtd. Notes, 7.00%, 04/01/22(b)	20,000	20,400

Servicios Corp. Javer SAPI de C.V. (Mexico), REGS, Sr. Unsec. Gtd. Notes, 9.88%, 04/06/21(b)	70,000	63,360

Toll Brothers Finance Corp., Sr. Unsec. Gtd. Notes, 5.88%, 02/15/22	18,000	18,540

Urbi Desarrollos Urbanos S.A.B de C.V. (Mexico), Sr. Unsec. Gtd. Notes, 9.75%, 02/03/22(b)	200,000	197,090

		563,185

Hotels, Resorts & Cruise Lines-0.63%

CityCenter Holdings LLC/CityCenter Finance Corp., Sec. Gtd. PIK Global Notes, 10.75%, 01/15/17	58,455	62,547

Hyatt Hotels Corp., Sr. Unsec. Notes, 6.88%, 08/15/19(b)	120,000	143,724

Royal Caribbean Cruises Ltd., Sr. Unsec. Global Notes, 7.50%, 10/15/27	10,000	10,150

Wyndham Worldwide Corp.,
Sr. Unsec. Notes,
5.63%, 03/01/21	1,530,000	1,683,956

7.38%, 03/01/20	1,035,000	1,263,970

		3,164,347

Household Appliances-0.37%

Whirlpool Corp., Sr. Unsec. Notes, 4.70%, 06/01/22	1,865,000	1,878,979

Household Products-0.01%

Central Garden & Pet Co., Sr. Gtd. Sub. Notes, 8.25%, 03/01/18	65,000	65,325

Housewares & Specialties-0.01%

American Greetings Corp., Sr. Unsec. Gtd. Notes, 7.38%, 12/01/21	45,000	46,913

Independent Power Producers & Energy Traders-0.06%

AES Corp. (The),
Sr. Unsec. Global Notes,
7.75%, 10/15/15	10,000	11,150

8.00%, 10/15/17	140,000	156,275

Calpine Corp.,
Sr. Sec. Gtd. Notes,
7.25%, 10/15/17(b)	55,000	58,300

7.50%, 02/15/21(b)	58,000	60,900

See accompanying notes which are an integral part of this schedule.
                         Invesco Core Plus Bond Fund

	Principal
	Amount	Value

Independent Power Producers & Energy Traders-(continued)

NRG Energy Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 01/15/18	$30,000	$29,925

		316,550

Industrial Conglomerates-0.78%

General Electric Capital Corp., Sr. Unsec. Notes, 2.25%, 11/09/15	65,000	65,998

Hutchison Whampoa International Ltd. (Hong Kong),
Sr. Unsec. Gtd. Notes, 7.63%, 04/09/19(b)	925,000	1,136,628

Unsec. Gtd. Notes, 5.75%, 09/11/19(b)	1,000,000	1,126,250

Unsec. Gtd. Sub. Notes, 6.00% (b)(e)	200,000	200,740

Sigma Alimentos S.A. de C.V. (Mexico), Sr. Unsec. Gtd. Notes, 5.63%, 04/14/18(b)	1,350,000	1,411,205

		3,940,821

Industrial Machinery-0.60%

Actuant Corp., Sr. Unsec. Gtd. Notes, 5.63%, 06/15/22(b)	20,000	20,550

Cleaver-Brooks Inc., Sr. Sec. Notes, 12.25%, 05/01/16(b)	5,000	5,363

Mcron Finance Sub. LLC/Mcron Finance Corp., Sr. Sec. Notes, 8.38%, 05/15/19(b)	10,000	10,125

Pentair, Inc., Sr. Unsec. Gtd. Notes, 5.00%, 05/15/21	2,685,000	2,988,896

SPX Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 09/01/17	20,000	21,900

		3,046,834

Integrated Oil & Gas-0.51%

Gazprom OAO Via Gaz Capital S.A. (Luxembourg), Sr. Unsec. Loan Participation Notes, 4.95%, 05/23/16(b)	200,000	205,980

KazMunayGas National Co. (Kazakhstan), Sr. Unsec. Bonds, 7.00%, 05/05/20(b)	210,000	230,632

Lukoil International Finance B.V. (Netherlands), Sr. Unsec. Gtd. Notes, 7.25%, 11/05/19(b)	100,000	109,842

Petrobras International Finance Co. (Brazil),
Sr. Unsec. Gtd. Global Notes,
3.50%, 02/06/17	1,495,000	1,514,572

5.38%, 01/27/21	140,000	150,290

Petroleos de Venezuela S.A. (Venezuela), Sr. Unsec. Gtd. Notes, 8.50%, 11/02/17(b)	200,000	159,326

Petroleos de Venezuela S.A. (Venezuela), REGS, Sr. Unsec. Gtd. Euro Notes, 8.50%, 11/02/17(b)	110,000	87,175

Petroleos Mexicanos (Mexico), Sr. Unsec. Gtd. Notes, 6.50%, 06/02/41(b)	100,000	113,035

		2,570,852

Integrated Telecommunication Services-0.95%

AT&T Corp., Sr. Unsec. Gtd. Global Notes, 8.00%, 11/15/31	13,000	19,150

AT&T Inc.,
Sr. Unsec. Global Notes,
2.50%, 08/15/15	905,000	948,412

2.95%, 05/15/16	160,000	170,348

4.45%, 05/15/21	85,000	96,634

CenturyLink Inc.,
Sr. Unsec. Global Notes,
5.80%, 03/15/22	825,000	816,968

7.65%, 03/15/42	910,000	870,091

France Telecom S.A. (France), Sr. Unsec. Global Notes, 5.38%, 01/13/42	290,000	303,212

Integra Telecom Holdings Inc., Sr. Sec. Gtd. Notes, 10.75%, 04/15/16(b)	10,000	9,650

Telefonica Emisiones S.A. Unipersonal (Spain), Sr. Unsec. Gtd. Global Notes, 5.46%, 02/16/21	415,000	373,159

Verizon Communications, Inc., Sr. Unsec. Global Notes, 4.75%, 11/01/41	590,000	643,819

Windstream Georgia Communications Corp., Sr. Unsec. Notes, 6.50%, 11/15/13	531,000	544,389

		4,795,832

Internet Software & Services-0.02%

Equinix Inc.,
Sr. Unsec. Notes,
7.00%, 07/15/21	100,000	107,500

8.13%, 03/01/18	15,000	16,462

		123,962

Investment Banking & Brokerage-2.92%

Cantor Fitzgerald L.P., Bonds, 7.88%, 10/15/19(b)	1,100,000	1,102,195

Charles Schwab Corp. (The), Jr. Unsec. Sub. Notes, 7.00%, 12/31/49(e)	2,400,000	2,556,000

E*TRADE Financial Corp., Sr. Unsec. Notes, 6.75%, 06/01/16	5,000	5,100

Goldman Sachs Group, Inc. (The),
Sr. Unsec. Global Notes,
3.70%, 08/01/15	660,000	655,513

5.13%, 01/15/15	780,000	808,148

5.25%, 07/27/21	1,110,000	1,095,801

5.75%, 01/24/22	3,405,000	3,495,503

See accompanying notes which are an integral part of this schedule.
                         Invesco Core Plus Bond Fund

	Principal
	Amount	Value

Investment Banking & Brokerage-(continued)

Macquarie Group Ltd. (Australia), Sr. Unsec. Notes, 6.00%, 01/14/20(b)	$505,000	$520,447

Morgan Stanley,
Sr. Unsec. Global Notes, 4.00%, 07/24/15	450,000	434,566

Sr. Unsec. Medium-Term Global Notes, 6.00%, 05/13/14	955,000	972,326

Sr. Unsec. Notes, 2.88%, 01/24/14	100,000	97,649

3.45%, 11/02/15	2,010,000	1,913,333

5.75%, 01/25/21	985,000	925,432

Raymond James Financial, Inc., Sr. Unsec. Notes, 4.25%, 04/15/16	170,000	176,925

		14,758,938

Leisure Facilities-0.01%

Speedway Motorsports Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 02/01/19	25,000	25,875

Leisure Products-0.02%

Toys R US-Delaware Inc., Sr. Sec. Gtd. Notes, 7.38%, 09/01/16(b)	85,000	85,213

Life & Health Insurance-1.38%

Forethought Financial Group, Inc., Sr. Unsec. Notes, 8.63%, 04/15/21(b)	50,000	51,463

Nationwide Financial Services, Inc., Sr. Unsec. Notes, 5.38%, 03/25/21(b)	735,000	784,601

Pacific Life Global Funding, Sr. Sec. Notes, 5.15%, 04/15/13(b)	1,385,000	1,434,908

Pacific LifeCorp., Sr. Unsec. Notes, 6.00%, 02/10/20(b)	425,000	477,845

Prudential Financial, Inc.,
Jr. Unsec. Sub. Global Notes, 8.88%, 06/15/38	1,640,000	1,931,100

Series D, Sr. Unsec. Medium-Term Notes, 4.75%, 09/17/15	550,000	595,887

Sr. Unsec. Medium-Term Notes,
2.75%, 01/14/13	50,000	50,586

3.88%, 01/14/15	1,405,000	1,471,493

7.38%, 06/15/19	130,000	161,181

		6,959,064

Life Sciences Tools & Services-0.47%
Life Technologies Corp., Sr. Notes, 6.00%, 03/01/20	2,005,000	2,378,075

Patheon Inc. (Canada), Sr. Sec. Gtd. Notes, 8.63%, 04/15/17(b)	5,000	4,525

		2,382,600

Managed Health Care-0.65%

Cigna Corp.,
Sr. Unsec. Global Notes, 5.38%, 02/15/42	725,000	780,086

Sr. Unsec. Notes,
4.50%, 03/15/21	180,000	194,319

5.88%, 03/15/41	125,000	145,005

UnitedHealth Group, Inc., Sr. Unsec. Notes, 4.88%, 02/15/13	2,120,000	2,184,460

		3,303,870

Marine-0.00%

Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc. (Greece), Sr. Sec. Gtd. Global Notes, 8.63%, 11/01/17	2,000	1,920

Movies & Entertainment-0.10%

AMC Entertainment Inc., Sr. Unsec. Gtd. Global Notes, 8.75%, 06/01/19	95,000	102,719

Carmike Cinemas Inc., Sec. Gtd. Notes, 7.38%, 05/15/19(b)	20,000	20,700

NAI Entertainment Holdings LLC, Sr. Sec. Notes, 8.25%, 12/15/17(b)	30,000	32,850

Time Warner, Inc., Sr. Unsec. Gtd. Notes, 5.88%, 11/15/16	285,000	336,236

		492,505

Multi-Line Insurance-0.39%

American Financial Group, Inc., Sr. Unsec. Notes, 9.88%, 06/15/19	10,000	12,828

CNA Financial Corp., Sr. Unsec. Global Bonds, 5.88%, 08/15/20	20,000	22,099

Fairfax Financial Holdings Ltd. (Canada), Sr. Unsec. Notes, 5.80%, 05/15/21(b)	3,000	2,935

Hartford Financial Services Group Inc. (The), Jr. Unsec. Sub. Deb., 8.13%, 06/15/38	75,000	77,625

Liberty Mutual Group Inc., Jr. Unsec. Gtd. Sub. Bonds, 7.80%, 03/15/37(b)	320,000	315,200

Metropolitan Life Global Funding I, Sr. Sec. Global Notes, 5.13%, 04/10/13(b)	1,460,000	1,516,543

Nationwide Mutual Insurance Co., Unsec. Sub. Notes, 9.38%, 08/15/39(b)	25,000	32,984

		1,980,214

Office REIT’s-0.15%

Digital Realty Trust L.P., Sr. Unsec. Gtd. Global Notes, 4.50%, 07/15/15	675,000	710,211

DuPont Fabros Technology L.P., Sr. Unsec. Gtd. Global Notes, 8.50%, 12/15/17	30,000	32,775

		742,986

See accompanying notes which are an integral part of this schedule.
                         Invesco Core Plus Bond Fund

	Principal
	Amount	Value

Office Services & Supplies-0.23%

IKON Office Solutions, Inc., Sr. Unsec. Notes, 6.75%, 12/01/25	$5,000	$4,850

Steelcase, Inc., Sr. Unsec. Notes, 6.38%, 02/15/21	1,090,000	1,169,966

		1,174,816

Oil & Gas Drilling-0.43%

Atwood Oceanics Inc., Sr. Unsec. Notes, 6.50%, 02/01/20	6,000	6,225

Transocean Inc., Sr. Unsec. Gtd. Global Notes, 4.95%, 11/15/15	930,000	1,006,208

Transocean Inc. (Cayman Islands), Sr. Unsec. Gtd. Global Notes, 6.38%, 12/15/21	1,000,000	1,153,355

		2,165,788

Oil & Gas Equipment & Services-0.05%

Bristow Group, Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 09/15/17	82,000	85,075

Key Energy Services, Inc., Sr. Unsec. Gtd. Notes, 6.75%, 03/01/21	90,000	90,450

SESI, LLC, Sr. Unsec. Gtd. Global Notes, 6.38%, 05/01/19	77,000	81,211

		256,736

Oil & Gas Exploration & Production-1.47%

Anadarko Petroleum Corp., Sr. Unsec. Notes, 7.63%, 03/15/14	50,000	55,141

Apache Corp., Sr. Unsec. Global Notes, 4.75%, 04/15/43	1,325,000	1,455,885

Berry Petroleum Co., Sr. Unsec. Notes, 6.75%, 11/01/20	80,000	83,200

Chaparral Energy Inc.,
Sr. Unsec. Gtd. Global Notes, 8.25%, 09/01/21	115,000	122,475

Sr. Unsec. Gtd. Notes, 7.63%, 11/15/22(b)	15,000	15,413

Chesapeake Energy Corp.,
Sr. Unsec. Gtd. Global Notes, 6.88%, 11/15/20	25,000	23,813

Sr. Unsec. Gtd. Notes,
6.63%, 08/15/20	131,000	124,941

6.13%, 02/15/21	5,000	4,663

Cimarex Energy Co., Sr. Unsec. Gtd. Notes, 5.88%, 05/01/22	25,000	25,750

Continental Resources Inc.,
Sr. Unsec. Gtd. Global Notes,
8.25%, 10/01/19	45,000	49,894

7.13%, 04/01/21	50,000	55,187

Dolphin Energy Ltd. (United Arab Emirates), Sr. Sec. Bonds, 5.50%, 12/15/21(b)	200,000	221,631

EV Energy Partners LP/EV Energy Finance Corp., Sr. Unsec. Gtd. Global Notes, 8.00%, 04/15/19	35,000	35,525

EXCO Resources Inc., Sr. Unsec. Gtd. Notes, 7.50%, 09/15/18	121,000	101,942

Forest Oil Corp., Sr. Unsec. Gtd. Global Notes, 7.25%, 06/15/19	40,000	36,600

Laredo Petroleum Inc., Sr. Unsec. Gtd. Notes, 7.38%, 05/01/22(b)	7,000	7,105

McMoRan Exploration Co., Sr. Unsec. Gtd. Notes, 11.88%, 11/15/14	95,000	99,453

Newfield Exploration Co., Sr. Unsec. Sub. Global Notes, 7.13%, 05/15/18	85,000	90,525

OGX Austria GmbH (Brazil), Sr. Unsec. Gtd. Notes, 8.50%, 06/01/18(b)	200,000	193,348

Pemex Project Funding Master Trust, Sr. Unsec. Gtd. Global Bonds, 6.63%, 06/15/35	340,000	388,106

Pertamina Persero PT (Indonesia),
Sr. Unsec. Notes,
4.88%, 05/03/22(b)	200,000	192,120

6.00%, 05/03/42(b)	200,000	186,664

Petrobras International Finance Co. (Brazil),
Sr. Unsec. Gtd. Global Notes,
5.75%, 01/20/20	645,000	710,139

6.88%, 01/20/40	625,000	730,491

Petrohawk Energy Corp., Sr. Unsec. Gtd. Global Notes, 7.88%, 06/01/15	1,930,000	2,008,406

Petroleos Mexicanos (Mexico), Sr. Unsec. Gtd. Global Notes, 5.50%, 01/21/21	20,000	22,164

Plains Exploration & Production Co.,
Sr. Unsec. Gtd. Notes,
7.63%, 06/01/18	100,000	105,625

8.63%, 10/15/19	5,000	5,450

QEP Resources Inc., Sr. Unsec. Notes, 5.38%, 10/01/22	30,000	29,550

Range Resources Corp.,
Sr. Unsec. Gtd. Sub. Notes,
5.75%, 06/01/21	75,000	77,625

5.00%, 08/15/22	10,000	9,638

SM Energy Co.,
Sr. Unsec. Global Notes,
6.63%, 02/15/19	15,000	15,675

6.50%, 11/15/21	25,000	26,000

Whiting Petroleum Corp., Sr. Unsec. Gtd. Sub. Notes, 6.50%, 10/01/18	75,000	78,656

WPX Energy Inc., Sr. Unsec. Notes, 6.00%, 01/15/22(b)	35,000	33,863

		7,422,663

Oil & Gas Refining & Marketing-0.17%

Crosstex Energy, L.P./Crosstex Energy Finance Corp., Sr. Unsec. Gtd. Notes, 7.13%, 06/01/22(b)	15,000	14,962

United Refining Co., Sr. Sec. Gtd. Global Notes, 10.50%, 02/28/18	80,000	82,400

See accompanying notes which are an integral part of this schedule.
                         Invesco Core Plus Bond Fund

	Principal
	Amount	Value

Oil & Gas Refining & Marketing-(continued)

Valero Energy Corp., Sr. Unsec. Gtd. Global Notes, 6.63%, 06/15/37	$680,000	$758,491

		855,853

Oil & Gas Storage & Transportation-1.40%

Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp., Sr. Unsec. Gtd. Global Notes, 8.75%, 06/15/18	37,000	39,497

Chesapeake Midstream Partners L.P./CHKM Finance Corp.,
Sr. Unsec. Gtd. Global Notes,
5.88%, 04/15/21	66,000	62,370

6.13%, 07/15/22	5,000	4,788

Copano Energy LLC/Copano Energy Finance Corp., Sr. Unsec. Gtd. Notes, 7.13%, 04/01/21	132,000	135,960

Energy Transfer Equity L.P., Sr. Sec. Gtd. Notes, 7.50%, 10/15/20	82,000	88,765

Enterprise Products Operating LLC,
Sr. Unsec. Gtd. Global Notes, 5.25%, 01/31/20	150,000	171,927

Sr. Unsec. Gtd. Notes, 6.45%, 09/01/40	1,005,000	1,226,603

Series N, Sr. Unsec. Gtd. Notes, 6.50%, 01/31/19	420,000	511,101

Inergy L.P./Inergy Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 08/01/21	40,000	40,400

MarkWest Energy Partners L.P./MarkWest Energy Finance Corp.,
Sr. Unsec. Gtd. Notes,
6.25%, 06/15/22	30,000	30,900

6.50%, 08/15/21	130,000	134,875

Overseas Shipholding Group, Inc., Sr. Unsec. Notes, 8.13%, 03/30/18	30,000	21,600

Plains All American Pipeline L.P./ PAA Finance Corp., Sr. Unsec. Global Notes, 3.65%, 06/01/22	400,000	406,722

Regency Energy Partners L.P./Regency Energy Finance Corp., Sr. Unsec. Gtd. Notes, 6.88%, 12/01/18	25,000	26,344

Spectra Energy Capital LLC, Sr. Unsec. Gtd. Notes, 5.65%, 03/01/20	2,000,000	2,308,625

Targa Resources Partners L.P./Targa Resources Partners Finance Corp.,
Sr. Unsec. Gtd. Global Notes, 6.88%, 02/01/21	80,000	82,800

Sr. Unsec. Gtd. Notes, 6.38%, 08/01/22(b)	15,000	15,037

Teekay Corp. (Canada), Sr. Unsec. Global Notes, 8.50%, 01/15/20	35,000	35,962

Texas Eastern Transmission L.P., Sr. Unsec. Notes, 7.00%, 07/15/32	255,000	343,424

Williams Partners L.P., Sr. Unsec. Global Notes, 3.80%, 02/15/15	1,305,000	1,381,987

		7,069,687

Other Diversified Financial Services-3.86%

Bank of America Corp.,
Sr. Unsec. Global Notes,
3.70%, 09/01/15	700,000	703,023

4.50%, 04/01/15	40,000	40,951

6.50%, 08/01/16	10,000	10,878

Series L, Sr. Unsec. Medium-Term Global Notes, 5.65%, 05/01/18	220,000	229,900

Bear Stearns Cos., LLC (The), Unsec. Sub. Notes, 5.55%, 01/22/17	115,000	124,892

Citigroup, Inc.,
Sr. Unsec. Global Notes, 6.01%, 01/15/15	2,145,000	2,300,837

Sr. Unsec. Notes, 4.75%, 05/19/15	25,000	26,043

Countrywide Financial Corp., Sr. Unsec. Gtd. Medium-Term Global Notes, 5.80%, 06/07/12	1,510,000	1,510,399

ERAC USA Finance LLC,
Sr. Unsec. Gtd. Notes,
2.25%, 01/10/14(b)	2,000,000	2,019,816

5.63%, 03/15/42(b)	1,305,000	1,331,811

5.80%, 10/15/12(b)	300,000	305,287

General Electric Capital Corp.,
Sr. Unsec. Global Notes, 5.90%, 05/13/14	25,000	27,191

Series A, Sr. Unsec. Medium-Term Global Notes, 6.88%, 01/10/39	890,000	1,146,629

ING Bank N.V. (Netherlands), Unsec. Notes, 3.75%, 03/07/17(b)	330,000	326,337

International Lease Finance Corp.,
Sr. Sec. Notes, 6.50%, 09/01/14(b)	1,915,000	1,998,781

Sr. Unsec. Global Notes, 8.75%, 03/15/17	85,000	94,297

Sr. Unsec. Notes, 8.25%, 12/15/20	155,000	173,309

JPMorgan Chase & Co.,
Sr. Unsec. Floating Rate Medium-Term Notes, 1.12%, 02/26/13(d)	40,000	40,128

Sr. Unsec. Global Notes,
5.60%, 07/15/41	825,000	911,661

6.30%, 04/23/19	190,000	221,294

JPMorgan Chase Capital XXVII, Series AA, Jr. Unsec. Gtd. Sub. Notes, 7.00%, 11/01/39	2,325,000	2,345,614

Merrill Lynch & Co., Inc., Series C, Sr. Unsec. Medium-Term Global Notes, 5.45%, 02/05/13	3,530,000	3,609,545

See accompanying notes which are an integral part of this schedule.
                         Invesco Core Plus Bond Fund

	Principal
	Amount	Value
Other Diversified Financial Services-(continued)

Taylor Morrison Communities Inc./ Monarch Communities Inc., Sr. Unsec. Gtd. Notes, 7.75%, 04/15/20(b)	$38,000	$39,710

Twin Reefs Pass-Through Trust, Sec. Pass Through Ctfs., 0.00% (Acquired 12/07/04-12/01/06; Cost $519,224)(b)(e)(f)	1,110,000	—

		19,538,333

Packaged Foods & Meats-0.53%

Del Monte Corp., Sr. Unsec. Gtd. Global Notes, 7.63%, 02/15/19	75,000	73,125

Grupo Bimbo S.A.B. de C.V. (Mexico),
Sr. Unsec. Gtd. Notes,
4.50%, 01/25/22(b)	100,000	104,641

4.88%, 06/30/20(b)	1,065,000	1,161,895

Kraft Foods Inc.,
Sr. Unsec. Global Notes,
2.63%, 05/08/13	960,000	976,101

7.00%, 08/11/37	70,000	90,098

MHP S.A. (Luxembourg), Sr. Unsec. Gtd. Notes, 10.25%, 04/29/15(b)	200,000	196,115

Post Holdings Inc., Sr. Unsec. Gtd. Notes, 7.38%, 02/15/22(b)	65,000	66,463

		2,668,438

Paper Packaging-0.00%

Cascades Inc. (Canada), Sr. Unsec. Gtd. Global Notes, 7.88%, 01/15/20	10,000	9,875

Paper Products-0.20%

Boise Cascade LLC, Sr. Unsec. Gtd. Sub. Global Notes, 7.13%, 10/15/14	128,000	128,720

Clearwater Paper Corp., Sr. Unsec. Gtd. Global Notes, 7.13%, 11/01/18	20,000	21,150

International Paper Co.,
Sr. Unsec. Global Notes,
4.75%, 02/15/22	265,000	284,182

6.00%, 11/15/41	415,000	458,512

Mercer International Inc., Sr. Unsec. Gtd. Global Notes, 9.50%, 12/01/17	70,000	72,800

NewPage Corp., Sr. Sec. Gtd. Global Notes, 11.38%, 12/31/14(c)	40,000	25,100

P.H. Glatfelter Co., Sr. Unsec. Gtd. Global Notes, 7.13%, 05/01/16	20,000	20,400

		1,010,864

Personal Products-0.01%

NBTY Inc., Sr. Unsec. Gtd. Global Notes, 9.00%, 10/01/18	60,000	65,100

Pharmaceuticals-0.04%

Elan Finance PLC/Corp. (Ireland), Sr. Unsec. Gtd. Global Notes, 8.75%, 10/15/16	100,000	109,500

Endo Health Solutions Inc., Sr. Unsec. Gtd. Global Notes, 7.00%, 12/15/20	75,000	78,375

Mylan Inc., Sr. Unsec. Gtd. Notes, 6.00%, 11/15/18(b)	35,000	36,400

		224,275

Property & Casualty Insurance-0.37%

Berkshire Hathaway Finance Corp., Sr. Unsec. Gtd. Global Notes, 4.40%, 05/15/42	1,850,000	1,881,619

Railroads-0.23%

CSX Corp.,
Sr. Unsec. Global Notes, 6.15%, 05/01/37	130,000	159,136

Sr. Unsec. Notes, 5.50%, 04/15/41	900,000	1,026,183

		1,185,319

Real Estate Development-0.04%

Country Garden Holdings Co. Ltd. (China), Sr. Unsec. Notes, 11.13%, 02/23/18(b)	200,000	193,046

Real Estate Services-0.01%

CB Richard Ellis Services Inc., Sr. Unsec. Gtd. Global Notes, 6.63%, 10/15/20	28,000	29,890

Regional Banks-0.76%

BB&T Capital Trust II, Jr. Unsec. Ltd. Gtd. Sub. Global Notes, 6.75%, 06/07/36	26,000	26,650

CIT Group Inc.,
Sec. Gtd. Notes, 7.00%, 05/02/17(b)	48,319	48,198

Sr. Unsec. Global Notes, 5.25%, 03/15/18	90,000	88,650

Sr. Unsec. Notes,
5.00%, 05/15/17	15,000	14,850

5.50%, 02/15/19(b)	20,000	19,600

Fifth Third Bancorp, Sr. Unsec. Notes, 3.50%, 03/15/22	1,550,000	1,586,498

First Niagara Financial Group Inc., Unsec. Sub. Notes, 7.25%, 12/15/21	650,000	727,660

Nationwide Building Society (United Kingdom), Sr. Unsec. Notes, 6.25%, 02/25/20(b)	465,000	498,939

PNC Funding Corp., Sr. Unsec. Gtd. Notes, 6.70%, 06/10/19	330,000	409,624

Regions Financial Corp.,
Sr. Unsec. Notes,
5.75%, 06/15/15	225,000	234,000

See accompanying notes which are an integral part of this schedule.
                         Invesco Core Plus Bond Fund

	Principal
	Amount	Value
Regional Banks-(continued)

Unsec. Sub. Notes, 7.38%, 12/10/37	$10,000	$9,800

Synovus Financial Corp.,
Sr. Unsec. Global Notes, 7.88%, 02/15/19	35,000	36,837

Unsec. Sub. Global Notes, 5.13%, 06/15/17	135,000	124,875

		3,826,181

Research & Consulting Services-0.03%

FTI Consulting Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 10/01/20	102,000	107,610

UR Merger Sub Corp., Sr. Unsec. Global Notes, 8.25%, 02/01/21	30,000	31,950

		139,560

Retail REIT’s-0.18%

Simon Property Group L.P., Sr. Unsec. Notes, 4.75%, 03/15/42	610,000	619,401

WEA Finance LLC, Sr. Unsec. Gtd. Notes, 7.13%, 04/15/18(b)	250,000	297,349

		916,750

Semiconductor Equipment-0.06%

Amkor Technology Inc.,
Sr. Unsec. Global Notes,
6.63%, 06/01/21	35,000	33,250

7.38%, 05/01/18	42,000	42,315

Freescale Semiconductor Inc., Sr. Unsec. Gtd. Global Notes, 8.05%, 02/01/20	100,000	95,000

Sensata Technologies B.V. (Netherlands), Sr. Unsec. Gtd. Notes, 6.50%, 05/15/19(b)	120,000	123,600

		294,165

Semiconductors-0.01%

Freescale Semiconductor Inc., Sr. Sec. Gtd. Notes, 9.25%, 04/15/18(b)	55,000	58,163

Sovereign Debt-2.30%

Argentina Boden Bonds (Argentina), Sr. Unsec. Bonds, 7.00%, 10/03/15	400,000	304,000

Chile Government International Bond (Chile), Sr. Unsec. Global Notes, 3.25%, 09/14/21	290,000	304,500

Colombia Government International Bond (Colombia), Sr. Unsec. Global Bonds, 6.13%, 01/18/41	170,000	211,225

Dominican Republic International Bond (Mult. Countries),
Sr. Unsec. Bonds, 7.50%, 05/06/21(b)	100,000	106,150

Sr. Unsec. Notes, 9.04%, 01/23/18(b)	65,579	73,251

Guatemala Government Bond (Mult. Countries),
Sr. Unsec. Bonds, 8.13%, 10/06/19(b)(g)	150,000	181,500

REGS, Sr. Unsec. Euro Bonds, 8.13%, 10/06/19(b)(g)	90,000	108,900

Hungary Government International Bond (Hungary), Sr. Unsec. Global Notes, 4.75%, 02/03/15	60,000	56,505

Indonesia Government International Bond (Indonesia),
Sr. Unsec. Bonds, 6.63%, 02/17/37(b)	300,000	349,500

Unsec. Notes, 3.75%, 04/25/22(b)	300,000	291,000

Lithuania Government International Bond (Lithuania), Sr. Unsec. Notes, 6.13%, 03/09/21(b)	200,000	211,500

Mexico Government International Bond (Mexico),
Sr. Unsec. Global Notes, 3.63%, 03/15/22	1,800,000	1,856,971

Sr. Unsec. Medium-Term Global Notes, 4.75%, 03/08/44	60,000	61,050

Series A, Sr. Unsec. Medium-Term Global Notes, 6.05%, 01/11/40	300,000	365,250

Panama Government International Bond (Panama), Sr. Unsec. Global Bonds, 5.20%, 01/30/20	250,000	286,250

Perusahaan Penerbit SBSN (Indonesia), Sr. Unsec. Notes, 4.00%, 11/21/18(b)	200,000	199,000

Peruvian Government International Bond (Peru), Sr. Unsec. Global Bonds, 8.75%, 11/21/33(b)	136,000	215,560

Philippine Government International Bond (Philippines),
Sr. Unsec. Global Bonds,
6.38%, 10/23/34	300,000	369,750

5.00%, 01/13/37	300,000	316,500

Poland Government International Bond (Poland),
Sr. Unsec. Global Notes,
5.13%, 04/21/21	220,000	231,687

5.00%, 03/23/22	210,000	220,710

Provincia de Buenos Aires (Argentina), Sr. Unsec. Notes, 11.75%, 10/05/15(b)	300,000	217,601

Romanian Government International Bond (Romania), Sr. Unsec. Notes, 6.75%, 02/07/22(b)	110,000	110,627

Russian Foreign Bond (Russia),
Sr. Unsec. Euro Bonds,
3.63%, 04/29/15(b)	1,700,000	1,761,829

5.00%, 04/29/20(b)	600,000	637,500

Senegal Government International Bond (Supranational), Sr. Unsec. Notes, 8.75%, 05/13/21(b)	200,000	218,260

South Africa Government International Bond (South Africa), Sr. Unsec. Global Notes, 5.88%, 05/30/22	100,000	114,625

See accompanying notes which are an integral part of this schedule.
                         Invesco Core Plus Bond Fund

	Principal
	Amount	Value

Sovereign Debt-(continued)

Sri Lanka Government International Bond (Sri Lanka),
Sr. Unsec. Notes, 6.25%, 10/04/20(b)	$150,000	$148,500

REGS, Notes, 7.40%, 01/22/15(b)	150,000	158,625

Turkey Government International Bond (Turkey),
Sr. Unsec. Global Bonds, 5.63%, 03/30/21	150,000	157,125

Sr. Unsec. Global Notes, 6.75%, 05/30/40	100,000	108,500

Unsec. Global Notes, 5.13%, 03/25/22	200,000	199,500

Ukraine Government International Bond (Ukraine),
Sr. Unsec. Notes,
6.75%, 11/14/17(b)	150,000	130,511

7.95%, 02/23/21(b)	200,000	176,000

Uruguay Government International Bond (Uruguay), Unsec. Global Notes, 8.00%, 11/18/22	250,000	341,250

Venezuela Government International Bond (Venezuela), Sr. Unsec. Global Bonds., 9.25%, 09/15/27	600,000	459,076

Vietnam Government International Bond, Sr. Unsec. Bonds, 6.75%, 01/29/20(b)	100,000	105,590

Wakala Global Sukuk BHD (Malaysia), Bonds, 2.99%, 07/06/16(b)	250,000	257,877

		11,623,755

Specialized Finance-0.64%

National Rural Utilities Cooperative Finance Corp.,
Sr. Sec. Collateral Trust Bonds, 2.63%, 09/16/12	25,000	25,137

Sr. Sec. Collateral Trust Global Bonds, 10.38%, 11/01/18	2,130,000	3,119,870

Waha Aerospace B.V. (Netherlands), Sr. Unsec. Gtd. Bonds, 3.93%, 07/28/20(b)	85,000	88,454

		3,233,461

Specialized REIT’s-1.29%

American Tower Corp.,
Sr. Unsec. Global Notes, 4.63%, 04/01/15	430,000	457,357

Sr. Unsec. Notes, 4.50%, 01/15/18	100,000	106,435

Entertainment Properties Trust, Sr. Unsec. Gtd. Global Notes, 7.75%, 07/15/20	3,880,000	4,282,892

Host Hotels & Resorts L.P.,
Sr. Gtd. Global Notes, 6.00%, 11/01/20	70,000	75,163

Sr. Unsec. Notes, 5.25%, 03/15/22(b)	40,000	40,050

MPT Operating Partnership L.P./MPT Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 05/01/21	10,000	10,300

Omega Healthcare Investors, Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 10/15/22	20,000	21,175

Senior Housing Properties Trust, Sr. Unsec. Notes, 4.30%, 01/15/16	1,495,000	1,500,980

Ventas Realty L.P./Ventas Capital Corp., Sr. Unsec. Gtd. Notes, 4.75%, 06/01/21	50,000	52,485

		6,546,837

Specialty Chemicals-0.03%

Ferro Corp., Sr. Unsec. Notes, 7.88%, 08/15/18	90,000	92,700

PolyOne Corp., Sr. Unsec. Notes, 7.38%, 09/15/20	42,000	44,520

		137,220

Specialty Stores-0.02%

Michaels Stores Inc., Sr. Unsec. Gtd. Global Notes, 7.75%, 11/01/18	80,000	83,600

Steel-1.01%

ArcelorMittal (Luxembourg),
Sr. Unsec. Global Notes,
3.75%, 08/05/15	30,000	30,141

4.50%, 02/25/17	625,000	611,420

5.50%, 03/01/21	280,000	265,403

6.13%, 06/01/18	845,000	858,457

6.25%, 02/25/22	20,000	19,870

6.75%, 03/01/41	280,000	261,766

7.00%, 10/15/39	1,225,000	1,185,266

FMG Resources Pty Ltd. (Australia),
Sr. Unsec. Gtd. Notes,
7.00%, 11/01/15(b)	40,000	40,250

6.38%, 02/01/16(b)	75,000	73,539

Sr. Unsec. Notes, 6.88%, 04/01/22(b)	40,000	38,626

United States Steel Corp.,
Sr. Unsec. Global Notes, 7.50%, 03/15/22	15,000	14,569

Sr. Unsec. Notes, 7.00%, 02/01/18	50,000	49,625

Vale Overseas Ltd. (Brazil),
Sr. Unsec. Gtd. Global Notes,
4.38%, 01/11/22	130,000	130,075

4.63%, 09/15/20	730,000	752,642

6.88%, 11/10/39	655,000	752,245

		5,083,894

See accompanying notes which are an integral part of this schedule.
                         Invesco Core Plus Bond Fund

	Principal
	Amount	Value
Systems Software-0.01%

Allen Systems Group Inc., Sec. Gtd. Notes, 10.50%, 11/15/16 (Acquired 12/20/10-01/06/11; Cost $40,963)(b)	$40,000	$32,600

Technology Distributors-0.01%

Anixter Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 05/01/19	50,000	51,125

Tires & Rubber-0.02%

Cooper Tire & Rubber Co., Sr. Unsec. Notes, 8.00%, 12/15/19	45,000	48,600

Goodyear Tire & Rubber Co. (The), Sr. Unsec. Gtd. Notes, 7.00%, 05/15/22	70,000	68,950

		117,550

Tobacco-0.41%

Altria Group, Inc., Sr. Unsec. Gtd. Global Notes, 4.75%, 05/05/21	1,845,000	2,063,066

Trading Companies & Distributors-0.05%

Air Lease Corp., Sr. Unsec. Notes, 5.63%, 04/01/17(b)	25,000	24,625

Aircastle Ltd.,
Sr. Unsec. Notes,
6.75%, 04/15/17(b)	100,000	99,875

7.63%, 04/15/20(b)	15,000	15,150

H&E Equipment Services Inc., Sr. Unsec. Gtd. Global Notes, 8.38%, 07/15/16	70,000	72,100

Interline Brands, Inc., Sr. Unsec. Gtd. Global Notes, 7.00%, 11/15/18	37,000	38,110

UR Merger Sub Corp.,
Sec. Gtd. Notes, 5.75%, 07/15/18(b)	5,000	5,087

Sr. Unsec. Gtd. Notes, 7.63%, 04/15/22(b)	20,000	20,550

		275,497

Trucking-0.24%

Avis Budget Car Rental LLC/Avis Budget Finance Inc.,
Sr. Unsec. Gtd. Global Notes,
8.25%, 01/15/19	105,000	108,150

9.75%, 03/15/20	15,000	16,462

Sr. Unsec. Gtd. Notes, 8.25%, 01/15/19(b)	15,000	15,525

Hertz Corp. (The),
Sr. Unsec. Gtd. Global Notes,
6.75%, 04/15/19	100,000	103,000

7.38%, 01/15/21	25,000	26,375

7.50%, 10/15/18	10,000	10,450

Sr. Unsec. Gtd. Notes, 6.75%, 04/15/19(b)	20,000	20,500

Ryder System, Inc., Sr. Unsec. Medium-Term Notes, 3.15%, 03/02/15	860,000	892,739

		1,193,201

Wireless Telecommunication Services-0.92%

America Movil S.A.B de C.V. (Mexico), Sr. Unsec. Gtd. Global Notes, 6.13%, 03/30/40	1,115,000	1,329,625

Clearwire Communications LLC/Clearwire Finance, Inc.,
Sr. Sec. Gtd. Notes,
12.00%, 12/01/15(b)	100,000	87,500

14.75%, 12/01/16(b)	10,000	9,700

Cricket Communications, Inc., Sr. Unsec. Gtd. Global Notes, 7.75%, 10/15/20	152,000	139,840

Crown Castle Towers LLC,
Sr. Sec. Gtd. Notes,
3.21%, 08/15/15(b)	25,000	25,594

4.88%, 08/15/20(b)	1,835,000	2,000,150

Digicel Group Ltd. (Bermuda), Sr. Unsec. Notes, 8.88%, 01/15/15(b)	200,000	198,000

Intelsat Jackson Holdings S.A. (Luxembourg),
Sr. Unsec. Gtd. Global Notes, 7.50%, 04/01/21	115,000	115,575

Sr. Unsec. Gtd. Notes, 7.25%, 10/15/20(b)	30,000	30,000

MetroPCS Wireless Inc.,
Sr. Unsec. Gtd. Notes,
6.63%, 11/15/20	100,000	97,500

7.88%, 09/01/18	20,000	20,312

Sprint Capital Corp., Sr. Unsec. Gtd. Global Notes, 6.90%, 05/01/19	82,000	71,750

Sprint Nextel Corp.,
Sr. Unsec. Gtd. Notes,
7.00%, 03/01/20(b)	105,000	106,575

9.00%, 11/15/18(b)	40,000	43,400

Sr. Unsec. Notes, 11.50%, 11/15/21(b)	15,000	15,900

VimpelCom Holdings B.V. (Netherlands), Sr. Unsec. Gtd. Notes, 7.50%, 03/01/22(b)	200,000	182,020

Wind Acquisition Finance S.A. (Luxembourg), Sr. Sec. Gtd. Notes, 11.75%, 07/15/17(b)	200,000	171,000

		4,644,441

Total U.S. Dollar Denominated Bonds and Notes (Cost $222,720,469)		234,674,418

See accompanying notes which are an integral part of this schedule.
                         Invesco Core Plus Bond Fund

	Principal
	Amount	Value

U.S. Government Sponsored Mortgage-Backed Securities-32.70%

Collateralized Mortgage Obligations-1.21%

Fannie Mae REMICs, Series 2003-41, Class 1B, Pass Through Ctfs., 7.00%, 05/25/33	$36,315	$8,413

Series 2003-64, Class JI, Pass Through Ctfs., 6.00%, 07/25/33	62,276	9,991

Series 2005-35, Class AC, Pass Through Ctfs., 4.00%, 08/25/18	84,872	85,188

Series 2010-39, Class FE, Floating Rate Pass Through Ctfs., 1.01%, 06/25/37(d)	1,798,907	1,822,268

FDIC Structured Sale Gtd. Notes,, Series 2010-S1, Class 1A, Floating Rate Pass Through Ctfs., 0.79%, 02/25/48 (Acquired 03/05/10; Cost $1,026,937)(b)(d)	1,026,937	1,028,415

Fontainebleu Miami Beach Trust, Series 2012-FBLU, Class B, Pass Through Ctfs., 3.88%, 05/05/27(b)	3,000,000	3,053,789

Freddie Mac REMICS, Series 2575, Class KA, Pass Through Ctfs., 5.00%, 11/15/17	105,350	108,643

		6,116,707

Federal Home Loan Mortgage Corp. (FHLMC)-21.31%

Pass Through Ctfs.,
6.00%, 08/01/14 to 02/01/34	897,114	1,002,328

5.50%, 05/01/16 to 07/01/40	12,120,338	13,243,794

6.50%, 05/01/16 to 09/01/36	2,241,254	2,554,239

7.00%, 06/01/16 to 10/01/34	3,249,732	3,817,522

7.50%, 04/01/17 to 05/01/35	1,439,554	1,766,206

3.50%, 08/01/26	3,181,955	3,395,618

8.50%, 08/01/31	136,005	171,026

8.00%, 08/01/32	112,161	139,241

5.00%, 07/01/34 to 06/01/40	13,539,176	14,774,137

Pass Through Ctfs., ARM,
2.81%, 12/01/36(d)	435,986	465,622

3.14%, 02/01/37(d)	132,261	141,468

4.31%, 05/01/37(d)	597,734	637,668

Pass Through Ctfs., TBA,
2.50%, 06/01/27	10,000,000	10,289,063

3.50%, 06/01/42(h)	14,500,000	15,191,016

4.00%, 06/01/42(h)	19,500,000	20,691,327

4.50%, 06/01/42(h)	18,205,000	19,445,216

		107,725,491

Federal National Mortgage Association (FNMA)-9.07%

7.50%, 11/01/15 to 08/01/37	1,782,608	2,168,605

7.00%, 12/01/15 to 02/01/34	1,660,238	1,933,340

6.50%, 05/01/16 to 01/01/37	732,182	838,724

6.00%, 05/01/17 to 10/01/39	487,190	536,520

5.00%, 03/01/18 to 12/01/39	4,472,162	4,887,988

5.50%, 11/01/18 to 06/01/40	7,621,005	8,379,271

8.00%, 08/01/21 to 04/01/33	260,748	319,914

9.50%, 04/01/30	65,911	79,793

8.50%, 10/01/32	210,976	264,593

Pass Through Ctfs., ARM,
2.36%, 05/01/35(d)	997,119	1,058,757

2.60%, 01/01/37(d)	420,890	448,702

3.19%, 03/01/38(d)	232,154	247,411

Pass Through Ctfs., TBA,
2.50%, 05/01/27	4,500,000	4,640,625

3.00%, 06/01/27(h)	3,500,000	3,664,062

3.50%, 06/01/42(h)	3,000,000	3,149,531

4.00%, 06/01/42(h)	11,460,000	12,203,109

5.00%, 06/01/42(h)	945,000	1,023,701

		45,844,646

Government National Mortgage Association (GNMA)-1.11%

Pass Through Ctfs.,
7.50%, 06/15/23 to 05/15/32	64,898	75,627

9.00%, 09/15/24 to 10/15/24	25,426	25,734

8.50%, 02/15/25	7,973	8,120

8.00%, 08/15/25 to 09/15/26	115,783	134,168

6.56%, 01/15/27	177,755	207,973

7.00%, 04/15/28 to 09/15/32	570,538	684,566

6.00%, 11/15/28 to 02/15/33	226,042	255,848

6.50%, 01/15/29 to 09/15/34	372,253	433,331

5.50%, 06/15/35	338,313	376,902

5.00%, 07/15/35 to 08/15/35	81,282	90,096

Pass Through Ctfs., ARM,
2.00%, 01/20/25(d)	85,582	89,027

2.37%, 05/20/25(d)	23,765	24,709

3.00%, 06/20/25(d)	11,962	12,569

Pass Through Ctfs., TBA,
4.50%, 06/01/42(h)	2,925,000	3,218,414

		5,637,084

Total U.S. Government Sponsored Mortgage-Backed Securities (Cost $161,811,342)		165,323,928

Asset-Backed Securities-14.13%

ARI Fleet Lease Trust, Series 2010-A, Class A, Floating Rate Pass Through Ctfs., 1.69%, 08/15/18(b)(d)	83,395	83,545

Banc of America Merrill Lynch Commercial Mortgage Inc.,
Series 2003-1, Class A2, Pass Through Ctfs., 4.65%, 09/11/36	35,681	36,228

Series 2005-6, Class A3, Variable Rate Pass Through Ctfs., 5.19%, 09/10/47(d)	56,074	56,131

See accompanying notes which are an integral part of this schedule.
                         Invesco Core Plus Bond Fund

	Principal
	Amount	Value

Banc of America Mortgage Securities Inc., Series 2005-12, Class A2, Floating Rate Pass Through Ctfs., 1.14%, 01/25/36(d)	$1,146,759	$950,948

Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-6, Class 1A3, Floating Rate Pass Through Ctfs., 2.48%, 08/25/33(d)	921,930	915,399

Bear Stearns Commercial Mortgage Securities,
Series 2004-PWR6, Class A6, Pass Through Ctfs., 4.83%, 11/11/41	1,405,000	1,511,686

Series 2005-PWR8, Class A4, Pass Through Ctfs., 4.67%, 06/11/41	2,675,000	2,903,753

Series 2005-T18, Class A4, Variable Rate Pass Through Ctfs., 4.93%, 02/13/42(d)	45,000	48,757

Series 2006-PW11, Class A4, Variable Rate Pass Through Ctfs., 5.45%, 03/11/39(d)	2,948,000	3,305,441

Series 2006-PW11, Class AAB, Variable Rate Pass Through Ctfs., 5.45%, 03/11/39(d)	29,305	30,686

Series 2006-T24, Class A3, Pass Through Ctfs., 5.53%, 10/12/41	807,984	831,236

Series 2006-T24, Class A4, Pass Through Ctfs., 5.54%, 10/12/41	3,040,000	3,473,619

Chase Issuance Trust, Series 2007-A17, Class A, Pass Through Ctfs., 5.12%, 10/15/14	2,560,000	2,605,170

Citibank Credit Card Issuance Trust, Series 2009-A5, Class A5, Pass Through Ctfs., 2.25%, 12/23/14	3,050,000	3,079,655

Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A3, Variable Rate Pass Through Ctfs., 5.73%, 03/15/49(d)	625,000	709,176

Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, Floating Rate Pass Through Ctfs., 2.42%, 08/25/34(d)	2,982,861	2,975,468

Commercial Mortgage Trust, Series 2001-J2A, Class A2F, Floating Rate Pass Through Ctfs., 0.74%, 07/16/34(b)(d)	583	583

Countrywide Asset-Backed Ctfs.,
Series 2003-1, Class 3A, Floating Rate Pass Through Ctfs., 0.92%, 06/25/33(d)	247,210	195,812

Series 2007-4, Class A1B, Pass Through Ctfs., 5.81%, 04/25/47	303,430	302,665

Countrywide Home Loan Mortgage Pass Through Trust, Series 2007-13, Class A10, Pass Through Ctfs., 6.00%, 08/25/37	1,731,904	1,442,560

Credit Suisse Mortgage Capital Ctfs.,
Series 2009-2R, Class 1A11, Floating Rate Pass Through Ctfs., 2.70%, 09/26/34(b)(d)	1,234,030	1,173,624

Series 2010-6R, Class 1A1, Pass Through Ctfs., 5.50%, 02/27/37 (Acquired 03/01/10; Cost $1,369,720) (Acquired 03/01/10; Cost $641,623)(b)	622,935	649,799

Discover Card Master Trust, Series 2010-A1, Class A1, Floating Rate Pass Through Ctfs., 0.89%, 09/15/15(d)	1,175,000	1,180,124

First Horizon Alternative Mortgage Securities,
Series 2005-FA8, Class 2A1, Pass Through Ctfs., 5.00%, 11/25/20	576,343	554,750

Series 2006-FA5, Class A3, Pass Through Ctfs., 6.25%, 08/25/36	643,221	471,957

GE Capital Credit Card Master Note Trust, Series 2010-3, Class A, Pass Through Ctfs., 2.21%, 06/15/16	70,000	71,132

GS Mortgage Securities Corp. II,
Series 2005-GG4, Class A4A, Pass Through Ctfs., 4.75%, 07/10/39	2,760,000	2,983,256

Series 2012-ALOH, Class B, Pass Through Ctfs., 4.05%, 04/10/34(b)	1,500,000	1,569,742

Harborview Mortgage Loan Trust, Series 2005-9, Class 2A1C, Floating Rate Pass Through Ctfs., 0.69%, 06/20/35(d)	59,996	41,226

JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP9, Class A3, Pass Through Ctfs., 5.34%, 05/15/47	900,000	980,236

LB-UBS Commercial Mortgage Trust,
Series 2005-C1, Class A4, Pass Through Ctfs., 4.74%, 02/15/30	780,000	836,963

Series 2006-C1, Class A4, Pass Through Ctfs., 5.16%, 02/15/31	845,000	940,223

Series 2006-C7, Class A3, Pass Through Ctfs., 5.35%, 11/15/38	300,000	337,334

Lehman Mortgage Trust, Series 2006-1, Class 3A5, Pass Through Ctfs., 5.50%, 02/25/36	869,998	774,400

Morgan Stanley Capital I,
Series 2005-HQ5, Class A3, Pass Through Ctfs., 5.01%, 01/14/42	5,682	5,677

Series 2005-HQ7, Class A4, Variable Rate Pass Through Ctfs., 5.20%, 11 /14 /42(d)	35,000	38,901

Series 2005-HQ7, Class AJ, Variable Rate Pass Through Ctfs., 5.20%, 11/14/42(d)	2,615,000	2,601,507

Series 2005-T19, Class A4A, Pass Through Ctfs., 4.89%, 06/12/47	2,638,000	2,895,221

See accompanying notes which are an integral part of this schedule.
                         Invesco Core Plus Bond Fund

	Principal
	Amount	Value

Series 2008-T29, Class A1, Pass Through Ctfs., 6.23%, 01/11/43	$522,490	$527,934

Provident Bank Home Equity Loan Trust, Series 2000-2, Class A1, Floating Rate Pass Through Ctfs., 0.78%, 08/25/31(d)	403,796	228,179

RBSCF Trust, Series 2010-RR3, Class MS4A, Variable Rate Pass Through Ctfs., 4.97%, 04/16/14(b)(d)	3,600,000	3,785,522

Santander Drive Auto Receivables Trust, Series 2011-1, Class D, Pass Through Ctfs., 4.01%, 02/15/17	1,545,000	1,573,542

Sequoia Mortgage Trust,
Series 2012-1, Class 1A1, Floating Rate Pass Through Ctfs., 2.87%, 01/25/42(d)	1,934,489	1,959,129

Series 2012-2, Class A1, Variable Rate Pass Through Ctfs., 3.50%, 04/25/42(d)	2,951,647	3,022,448

Specialty Underwriting & Residential Finance, Series 2004-BC2, Class A2, Floating Rate Pass Through Ctfs., 0.51%, 05/25/35(d)	41,645	33,003

Structured Adjustable Rate Mortgage Loan Trust, Series 2007-3, Class 4A2, Floating Rate Pass Through Ctfs., 5.32%, 04/25/47(d)	1,100,000	598,301

Structured Asset Investment Loan Trust, Series 2003-BC12, Class 3A, Floating Rate Pass Through Ctfs., 0.98%, 11/25/33(d)	39,950	35,603

Suntrust Alternative Loan Trust, Series 2005-1F, Class 2A8, Pass Through Ctfs., 6.00%, 12/25/35	948,759	690,290

TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A2, Variable Rate Pass Through Ctfs., 5.34%, 08/15/39(d)	116,876	117,391

Wachovia Bank Commercial Mortgage Trust,
Series 2005-C18, Class A4, Pass Through Ctfs., 4.94%, 04/15/42	3,670,000	4,011,326

Series 2005-C21, Class A4, Variable Rate Pass Through Ctfs., 5.20%, 10/15/44(d)	1,520,000	1,679,056

Series 2005-C21, Class AJ, Variable Rate Pass Through Ctfs., 5.20%, 10/15/44(d)	1,515,000	1,551,935

Series 2005-C21, Class AM, Variable Rate Pass Through Ctfs., 5.20%, 10/15/44(d)	1,680,000	1,814,743

WaMu Mortgage Pass Through Ctfs.,
Series 2003-AR8, Class A, Floating Rate Pass Through Ctfs., 2.48%, 08/25/33(d)	2,210,488	2,210,320

Series 2005-AR10, Class 1A3, Floating Rate Pass Through Ctfs., 2.48%, 09/25/35(d)	525,000	417,159

Wells Fargo Mortgage Backed Securities Trust,
Series 2004-K, Class 1A2, Floating Rate Pass Through Ctfs., 2.73%, 07/25/34(d)	1,187,362	1,191,676

Series 2004-Z, Class 2A1, Floating Rate Pass Through Ctfs., 2.62%, 12/25/34(d)	2,448,428	2,415,122

Total Asset-Backed Securities (Cost $64,449,640)		71,427,269

U.S. Treasury Securities-12.11%

U.S. Treasury Bills-0.09%

U.S. Treasury Bills, 0.10%, 11/15/12(i)(j)	430,000	429,766

U.S. Treasury Notes-9.72%
1.88%, 02/28/14	8,010,000	8,233,404

2.25%, 05/31/14	19,595,000	20,360,430

2.63%, 07/31/14	4,300,000	4,516,344

2.38%, 10/31/14	1,875,000	1,967,578

2.13%, 11/30/14	625,000	652,832

2.63%, 12/31/14	2,000,000	2,117,812

1.25%, 08/31/15	350,000	359,625

2.00%, 04/30/16	1,000,000	1,057,187

1.00%, 10/31/16	3,000,000	3,054,375

0.88%, 04/30/17	1,700,000	1,718,594

2.75%, 05/31/17	400,000	440,500

3.63%, 08/15/19	100,000	118,094

2.00%, 11/15/21	1,250,000	1,303,515

1.75%, 05/15/22	3,115,000	3,163,672

3.88%, 08/15/40	50,000	62,641

		49,126,603

U.S. Treasury Bonds-2.11%

6.25%, 05/15/30	2,000,000	3,205,937

3.50%, 02/15/39	940,000	1,106,850

4.25%, 05/15/39	20,000	26,575

4.50%, 08/15/39	1,405,000	1,939,778

3.13%, 02/15/42	4,030,000	4,407,183

		10,686,323

U.S. Treasury Inflation — Indexed Bonds-0.19%

0.13%, 01/15/22(k)	911,934	971,210

Total U.S. Treasury Securities (Cost $57,840,836)		61,213,902

U.S. Government Sponsored Agency Securities-0.99%

Federal Home Loan Mortgage Corp. (FHLMC)-0.99%

Sr. Unsec. Global Notes, 5.50%, 08/23/17	2,740,000	3,362,255

Sr. Unsec. Global Notes,, 6.25%, 07/15/32	1,080,000	1,620,933

Total U.S. Government Sponsored Agency Securities (Cost $4,261,654)		4,983,188

See accompanying notes which are an integral part of this schedule.
                         Invesco Core Plus Bond Fund

	Shares	Value

Preferred Stocks-0.54%

Consumer Finance-0.01%

Ally Financial, Inc., Series A 8.50% Pfd.	510	$11,118

Ally Financial, Inc., Series G, 7.00% Pfd.(b)	4	3,430

GMAC Capital Trust I, Series 2 8.13% Jr. Gtd. Sub. Pfd.(d)	555	12,721

		27,269

Diversified Banks-0.37%

Royal Bank of Scotland PLC (The), Series T 7.25% Jr. Sub. Pfd. (United Kingdom)	1,910	35,965

U.S. Bancorp Series G 6.00% Pfd.	70,000	1,813,000

		1,848,965

Multi-Line Insurance-0.01%

Hartford Financial Services Group Inc. 7.88% Jr. Sub. Pfd.	2,545	66,329

Office REIT’s-0.00%

DuPont Fabros Technology, Inc., Series B, 7.63% Pfd.	200	5,120

Regional Banks-0.15%

PNC Financial Services Group Inc Series P6.13% Pfd.	27,000	693,900

Zions Bancorp., Series C, 9.50% Pfd.	3,000	77,400

		771,300

Tires & Rubber-0.00%

Goodyear Tire & Rubber Co. (The) $2.94 Conv. Pfd.	165	6,691

Total Preferred Stocks (Cost $2,645,762)		2,725,674

	Principal
	Amount	Value

Non-U.S. Dollar Denominated Bonds & Notes-0.37%(l)

Brazil-0.10%

Banco Bradesco S.A., Sr. Unsec. Notes, 4.10%, 03/23/15(b)	BRL 415,000	426,019

Itau Unibanco Holding S.A., Sr. Unsec. Notes, 10.50%, 11/23/15(b)	BRL 150,000	80,934

		506,953

Canada-0.01%

Gateway Casinos & Entertainment Ltd., Sec. Gtd. Notes, 8.88%, 11/15/17(b)	CAD 49,000	51,076

Czech Republic-0.01%

Central European Media Enterprises Ltd., REGS, Jr. Sec. Gtd. Euro Notes, 11.63%, 09/15/16(b)	EUR 50,000	$64,508

France-0.01%

Europcar Groupe S.A., REGS, Sr. Sec. Gtd. Floating Rate Euro Bonds, 4.19%, 05/15/13(b)(d)	EUR 50,000	61,653

Ireland-0.02%

RusHydro JSC via RusHydro Finance Ltd., Sr. Sec. Medium-Term Euro Loan Participation Notes, 7.88%, 10/28/15	RUB 2,800,000	80,310

Italy-0.01%

Lottomatica S.p.A, REGS, Jr. Unsec. Sub. Euro Bonds, 8.25%, 03/31/66(b)	EUR 50,000	50,927

Luxembourg-0.03%

Cirsa Funding Luxembourg S.A., REGS, Sr. Gtd. Euro Notes, 8.75%, 05/15/18(b)	EUR 100,000	100,003

Codere Finance Luxembourg S.A., REGS, Sr. Sec. Gtd. Euro Notes, 8.25%, 06/15/15(b)	EUR 50,000	53,705

		153,708

Mexico-0.06%

Mexican Bonos,
Series M, Bonds, 8.00%, 06/11/20	MXN 2,000,000	159,772

Series M10, Bonds, 7.75%, 12/14/17	MXN 350,000	27,379

Series M20, Bonds, 10.00%, 12/05/24	MXN 1,300,000	119,869

		307,020

Netherlands-0.01%

Cemex Finance Europe B.V., Gtd. Euro Notes, 4.75%, 03/05/14	EUR 50,000	54,477

Peru-0.02%

Peruvian Government International Bond, Sr. Unsec. Notes, 8.60%, 08/12/17(b)	PEN 210,000	92,721

See accompanying notes which are an integral part of this schedule.
                         Invesco Core Plus Bond Fund

	Principal
	Amount		Value

South Korea-0.01%

Export-Import Bank of Korea, Sr. Unsec. Notes, 4.00%, 11/26/15(b)	PHP	3,300,000	$75,015

United Kingdom-0.03%

Boparan Finance PLC, REGS, Sr. Unsec. Gtd. Notes, 9.75%, 04/30/18(b)	EUR	100,000	126,546

United States-0.05%

CEDC Finance Corp. International Inc., Sr. Sec. Gtd. Notes, 8.88%, 12/01/16(b)	EUR	100,000	86,175

Morgan Stanley, Sr. Unsec. Notes, 10.09%, 05/03/17(b)	BRL	340,000	173,795

			259,970

Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $2,051,543)			1,884,884

Municipal Obligations-0.36%

Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J);
Series 2010 A, Taxable Build America RB, 6.64%, 04/01/57		1,000,000	1,185,600

Series 2010, Build America RB, 6.66%, 04/01/57		550,000	644,127

Total Municipal Obligations (Cost $1,550,000)			1,829,727

	Shares

Money Market Funds-10.04%

Liquid Assets Portfolio — Institutional Class (m)	25,381,334	25,381,334

Premier Portfolio — Institutional Class (m)	25,381,333	25,381,333

Total Money Market Funds (Cost $50,762,667)		50,762,667

TOTAL INVESTMENTS-117.65% (Cost $568,093,913)		594,825,657

OTHER ASSETS LESS LIABILITIES-(17.65)%		(89,250,546)

NET ASSETS-100.00%		$505,575,111

Investment Abbreviations:

ARM	—	Adjustable Rate Mortgage
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
Conv.	—	Convertible
Ctfs.	—	Certificates
Deb.	—	Debentures
EUR	—	Euro
Gtd.	—	Guaranteed
Jr.	—	Junior
MXN	—	Mexican Peso
PEN	—	Pero Nuevo Sol
Pfd.	—	Preferred
PHP	—	Philippine Peso
PIK	—	Payment in Kind
RB	—	Revenue Bonds
REGS	—	Regulation S
REIT	—	Real Estate Investment Trust
REMICS	—	Real Estate Mortgage Investment Conduits
RUB	—	Russian Rouble
Sec.	—	Secured
Sr.	—	Senior
Sub.	—	Subordinated
TBA	—	To Be Announced
Unsec.	—	Unsecured
Unsub.	—	Unsubordinated

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2012 was $84,761,766, which represented 16.77% of the Fund’s Net Assets.

(c)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at May 31, 2012 was $106,200, which represented less than 1% of the Fund’s Net Assets

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2012.

(e)	Perpetual bond with no specified maturity date.

(f)	Zero coupon bond issued at a discount.

(g)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(h)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions. See Note 1E.

(i)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(j)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1H and Note 3.

(k)	Principal amount of security and interest payments are adjusted for inflation.

(l)	Foreign denominated security. Principal amount is denominated in currency indicated.

(m)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
                         Invesco Core Plus Bond Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2012
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
                         Invesco Core Plus Bond Fund

A.	Security Valuations —(continued)
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Other Risks — The Funds may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. Many securities purchased by the Fund are not guaranteed by the U.S. Government.

E.	Dollar Rolls and Forward Commitment Transactions - The Fund may enter into dollar roll transactions to enhance the Fund’s performance. The Fund executes its dollar roll transactions in the to be announced (“TBA”) market whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by the sale of the security with a simultaneous agreement to repurchase at a future date.
                         Invesco Core Plus Bond Fund

E.	Dollar Rolls and Forward Commitment Transactions —(continued)
     The Fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. These transactions increase the Fund’s portfolio turnover rate. The Fund will segregate liquid assets in an amount equal to its dollar roll commitments. Dollar roll transactions are considered borrowings under the 1940 Act.
Dollar roll transactions involve the risk that a counter-party to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Dollar rolls transactions also involve the risk that the value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement
F.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
G.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

H.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
                         Invesco Core Plus Bond Fund

I.	Swap Agreements — The Fund may enter into various swap transactions, including interest rate, total return, index, currency exchange rate and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk.
     Interest rate, total return, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.
     A CDS is an agreement between two parties (“Counterparties”) to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances.
     Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.
     Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations.
J.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.
                         Invesco Core Plus Bond Fund

NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of May 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
     During the nine months ended May 31, 2012, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$53,418,582	$69,759	$—	$53,488,341

U.S. Treasury Securities	—	61,213,902	—	61,213,902

U.S. Government Sponsored Securities	—	170,307,116	—	170,307,116

Corporate Debt Securities	—	223,050,663	—	223,050,663

Asset-Backed Securities	—	71,427,269	—	71,427,269

Municipal Obligations	—	1,829,727	—	1,829,727

Foreign Securities Debt	—	1,884,884		1,884,884

Foreign Sovereign Debt	—	11,623,755		11,623,755

	53,418,582	541,407,075	—	594,825,657

Foreign Currency Contracts*	—	33,642	—	33,642

Futures*	(139,679)	—	—	(139,679)

Swap Agreements*	—	(35,306)	—	(35,306)

Total Investments	$53,278,903	$541,405,411	$—	$594,684,314

*	Unrealized appreciation (depreciation)
                         Invesco Core Plus Bond Fund

NOTE 3 — Derivative Investments
Open Foreign Currency Contracts

Settlement		Contract to				Notional	Unrealized
Date	Counterparty	Deliver		Receive		Value	Appreciation

08/09/12	RBC Dain Rauscher	EUR	478,000	USD	624,077	$590,435	$33,642

Closed Foreign Currency Contracts

Closed		Contract to				Notional	Realized
Date	Counterparty	Deliver		Receive		Value	Gain

05/16/12	RBC Dain Rauscher	EUR	7,000	USD	8,914	$9,139	$225

05/24/12	RBC Dain Rauscher	EUR	25,000	USD	31,503	32,640	1,137

Total closed foreign currency contracts						41,779	$1,362

Total foreign currency contracts						632,214	$35,004

Currency Abbreviations:
EUR — Euro
USD — U.S. Dollar
Open Futures Contracts

				Unrealized
	Number of	Expiration	Notional	Appreciation
Long Contracts	Contracts	Month	Value	(Depreciation)

U.S. Ultra Bond	10	September-2012	$1,690,000	$47,166

U.S. 5 Year Notes	4	September-2012	496,750	1,367

Subtotal			$2,186,750	$48,533

Short Contracts

U.S. 10 Year Treasury	209	September-2012	(27,992,938)	(188,212)

Total			$(25,806,188)	$(139,679)

                         Invesco Core Plus Bond Fund

Open Credit Default Swap Agreements

								Value
					Implied	Notional		Unrealized
		Buy/Sell	(Pay)/Receive	Expiration	Credit	Value	Upfront	Appreciation
Counterpary	Reference Entity	Protection	Fixed Rate	Date	Spread (a)	(000)	Payments	(Depreciation)

Bank of America	Royal Caribbean Cruises Ltd.	Sell	5.00%	03/20/17	5.15%	2,300	$—	(14,379)

Morgan Stanley	Carnival Corp.	Buy	(1.00)	03/20/17	1.37	2,300	59,708	(20,706)

Deutsche Bank	JP Morgan Chase & Co.	Buy	(1.00)	06/20/17	1.54	5,500	154,586	(12,312)

Bank of America	Citigroup Inc.	Buy	(1.00)	06/20/17	2.70	5,500	430,073	(5,924)

	Markit North
	America, Investment
Morgan Stanley	Grade, Index	Buy	(1.00)	06/20/17	1.23	11,000	100,887	18,015

Total Credit Default Swap Agreements							$745,254	$(35,306)

(a)	Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing credit default swap contract and serve as an indicator of the current status of the payment/performance risk of the credit default swap contract. An implied credit spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.
NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended May 31, 2012 was $1,127,448,180 and $1,113,923,445, respectively. During the same period, purchases and sales of U.S. Treasury obligations were $26,904,589 and $35,317,773, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$29,675,388

Aggregate unrealized (depreciation) of investment securities	(3,638,117)

Net unrealized appreciation of investment securities	$26,037,271

Cost of investments for tax purposes is $568,788,386.
                         Invesco Core Plus Bond Fund

Invesco Equally-Weighted S&P 500 Fund
Quarterly Schedule of Portfolio Holdings
May 31, 2012

invesco.com/us	MS-EWSP-QTR-1 05/12	Invesco Advisers, Inc.

Schedule of Investments(a)
May 31, 2012
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—99.19%
Advertising—0.39%
Interpublic Group of Cos., Inc. (The)	190,149	$1,975,648
Omnicom Group Inc.	46,272	2,206,249

		4,181,897

Aerospace & Defense—2.38%
Boeing Co. (The)	30,614	2,131,040
General Dynamics Corp.	31,258	2,000,825
Goodrich Corp.	17,800	2,238,706
Honeywell International Inc.	37,532	2,089,031
L-3 Communications Holdings, Inc.	32,903	2,243,656
Lockheed Martin Corp.	25,235	2,089,458
Northrop Grumman Corp.	37,283	2,190,376
Precision Castparts Corp.	12,860	2,137,461
Raytheon Co.	43,291	2,178,403
Rockwell Collins, Inc.	38,126	1,920,407
Textron Inc.	83,072	1,962,991
United Technologies Corp.	26,854	1,990,150

		25,172,504

Agricultural Products—0.22%
Archer-Daniels-Midland Co.	72,076	2,297,783

Air Freight & Logistics—0.78%
C.H. Robinson Worldwide, Inc.	33,816	1,970,120
Expeditors International of Washington, Inc.	50,615	1,936,024
FedEx Corp.	24,444	2,178,938
United Parcel Service, Inc. -Class B	29,078	2,179,105

		8,264,187

Airlines—0.23%
Southwest Airlines Co.	264,595	2,389,293

Aluminum—0.18%
Alcoa Inc.	228,722	1,955,573

Apparel Retail—1.24%
Abercrombie & Fitch Co. -Class A	44,177	1,481,696
Gap, Inc. (The)	89,750	2,378,375
Limited Brands, Inc.	48,005	2,129,502
Ross Stores, Inc.	40,081	2,534,322
TJX Cos., Inc. (The)	58,860	2,499,196
Urban Outfitters, Inc. (b)	76,059	2,127,370

		13,150,461

Apparel, Accessories & Luxury Goods—0.70%
Coach, Inc.	29,022	1,957,534
Fossil, Inc. (b)	18,388	1,345,266
Ralph Lauren Corp.	12,720	1,892,736
VF Corp.	15,389	2,170,465

		7,366,001

Application Software—0.99%
Adobe Systems Inc. (b)	66,699	2,071,004
Autodesk, Inc. (b)	60,955	1,951,779
Citrix Systems, Inc. (b)	29,418	2,149,868
Intuit Inc.	38,571	2,168,847
Salesforce.com, Inc. (b)	15,218	2,109,519

		10,451,017

Asset Management & Custody Banks—1.94%
Ameriprise Financial, Inc.	40,010	1,917,279
Bank of New York Mellon Corp. (The)	100,078	2,037,588
BlackRock, Inc.	11,394	1,946,095
Federated Investors, Inc. -Class B	109,291	2,195,656
Franklin Resources, Inc.	18,634	1,989,925
Invesco Ltd. (c)	90,219	1,962,264
Legg Mason, Inc.	81,651	2,078,018
Northern Trust Corp.	50,672	2,188,017
State Street Corp.	53,296	2,196,328
T. Rowe Price Group Inc.	35,552	2,047,440

		20,558,610

Auto Parts & Equipment—0.38%
BorgWarner, Inc. (b)	26,758	1,919,887
Johnson Controls, Inc.	69,444	2,093,042

		4,012,929

Automobile Manufacturers—0.18%
Ford Motor Co.	178,360	1,883,482

Automotive Retail—0.84%
AutoNation, Inc. (b)	65,722	2,367,307
AutoZone, Inc. (b)	5,870	2,232,126
CarMax, Inc. (b)	66,639	1,879,886
O’Reilly Automotive, Inc. (b)	24,814	2,376,933

		8,856,252

Biotechnology—1.08%
Alexion Pharmaceuticals, Inc. (b)	24,917	2,256,733
Amgen Inc.	32,991	2,293,534
Biogen Idec Inc. (b)	18,603	2,432,342
Celgene Corp. (b)	29,844	2,036,853
Gilead Sciences, Inc. (b)	48,682	2,431,666

		11,451,128

Brewers—0.19%
Molson Coors Brewing Co. -Class B	52,473	2,017,587

See accompanying notes which are an integral part of this schedule.
Invesco Equally-Weighted S&P 500 Fund

	Shares	Value

Broadcasting—0.70%
CBS Corp. -Class B	72,825	$2,324,574
Discovery Communications, Inc. -Class A (b)	47,557	2,382,606
Scripps Networks Interactive -Class A	49,596	2,716,373

		7,423,553

Building Products—0.22%
Masco Corp.	185,282	2,347,523

Cable & Satellite—0.77%
Cablevision Systems Corp. -Class A	155,708	1,781,299
Comcast Corp. -Class A	75,192	2,173,801
DIRECTV -Class A (b)	47,587	2,115,242
Time Warner Cable Inc.	28,159	2,123,189

		8,193,531

Casinos & Gaming—0.37%
International Game Technology	143,371	2,050,205
Wynn Resorts Ltd.	18,575	1,913,968

		3,964,173

Coal & Consumable Fuels—0.47%
Alpha Natural Resources, Inc. (b)	136,565	1,431,201
CONSOL Energy Inc.	67,238	1,888,043
Peabody Energy Corp.	71,915	1,679,935

		4,999,179

Commercial Printing—0.18%
R. R. Donnelley & Sons Co.	173,398	1,865,762

Communications Equipment—1.26%
Cisco Systems, Inc.	113,321	1,850,532
F5 Networks, Inc. (b)	17,862	1,848,360
Harris Corp.	51,438	2,046,204
JDS Uniphase Corp. (b)	165,959	1,684,484
Juniper Networks, Inc. (b)	104,750	1,801,700
Motorola Solutions, Inc.	44,220	2,126,097
QUALCOMM, Inc.	35,096	2,011,352

		13,368,729

Computer & Electronics Retail—0.33%
Best Buy Co., Inc.	90,584	1,695,732
GameStop Corp. -Class A	93,881	1,800,638

		3,496,370

Computer Hardware—0.58%
Apple Inc. (b)	4,115	2,377,359
Dell Inc. (b)	132,532	1,634,119
Hewlett-Packard Co.	92,794	2,104,568

		6,116,046

Computer Storage & Peripherals—0.77%
EMC Corp. (b)	77,344	1,844,655
Lexmark International, Inc. -Class A	62,797	1,570,553
NetApp, Inc. (b)	52,253	1,555,049
SanDisk Corp. (b)	44,652	1,460,120
Western Digital Corp. (b)	55,648	1,746,791

		8,177,168

Construction & Engineering—0.55%
Fluor Corp.	36,752	1,722,934
Jacobs Engineering Group, Inc. (b)	49,422	1,755,469
Quanta Services, Inc. (b)	103,590	2,339,062

		5,817,465

Construction & Farm Machinery & Heavy Trucks—0.86%
Caterpillar Inc.	20,356	1,783,593
Cummins Inc.	18,865	1,828,962
Deere & Co.	27,987	2,067,400
Joy Global Inc.	27,938	1,560,616
PACCAR Inc.	48,937	1,838,563

		9,079,134

Construction Materials—0.16%
Vulcan Materials Co.	48,788	1,690,504

Consumer Electronics—0.17%
Harman International Industries, Inc.	46,715	1,832,162

Consumer Finance—0.85%
American Express Co.	42,176	2,354,686
Capital One Financial Corp.	45,037	2,313,551
Discover Financial Services	73,301	2,426,996
SLM Corp.	137,149	1,915,971

		9,011,204

Data Processing & Outsourced Services—1.84%
Automatic Data Processing, Inc.	40,833	2,129,441
Computer Sciences Corp.	71,298	1,899,379
Fidelity National Information Services, Inc.	70,825	2,321,644
Fiserv, Inc. (b)	33,010	2,225,864
MasterCard, Inc. -Class A	5,348	2,174,015
Paychex, Inc.	71,252	2,135,422
Total System Services, Inc.	100,527	2,339,263
Visa Inc. -Class A	19,149	2,205,965
Western Union Co. (The)	126,982	2,082,505

		19,513,498

Department Stores—0.86%
JC Penney Co., Inc.	59,579	1,562,757
Kohl’s Corp.	44,661	2,046,367
Macy’s, Inc.	56,560	2,152,108
Nordstrom, Inc.	41,489	1,965,334
Sears Holdings Corp. (b)	27,879	1,377,223

		9,103,789

Distillers & Vintners—0.64%
Beam Inc.	39,960	2,419,977
Brown-Forman Corp. -Class B	28,060	2,446,271
Constellation Brands, Inc. -Class A (b)	100,437	1,937,430

		6,803,678

See accompanying notes which are an integral part of this schedule.
Invesco Equally-Weighted S&P 500 Fund

	Shares	Value

Distributors—0.21%
Genuine Parts Co.	35,676	$2,247,588

Diversified Banks—0.65%
Comerica, Inc.	73,710	2,242,258
U.S. Bancorp	75,496	2,348,681
Wells Fargo & Co.	70,870	2,271,383

		6,862,322

Diversified Chemicals—1.03%
Dow Chemical Co. (The)	65,876	2,046,109
E. I. du Pont de Nemours and Co.	43,568	2,102,592
Eastman Chemical Co.	43,083	2,005,944
FMC Corp.	45,272	2,307,514
PPG Industries, Inc.	24,185	2,501,696

		10,963,855

Diversified Metals & Mining—0.35%
Freeport-McMoRan Copper & Gold Inc.	57,858	1,853,770
Titanium Metals Corp.	161,771	1,857,131

		3,710,901

Diversified REIT’s—0.22%
Vornado Realty Trust	28,039	2,296,955

Diversified Support Services—0.41%
Cintas Corp.	57,093	2,106,732
Iron Mountain Inc.	77,962	2,210,222

		4,316,954

Drug Retail—0.40%
CVS Caremark Corp.	49,162	2,209,340
Walgreen Co.	67,017	2,045,359

		4,254,699

Education Services—0.32%
Apollo Group, Inc. -Class A (b)	52,769	1,679,110
DeVry, Inc.	63,598	1,738,133

		3,417,243

Electric Utilities—2.78%
American Electric Power Co., Inc.	58,721	2,261,346
Duke Energy Corp.	106,088	2,331,814
Edison International	52,399	2,355,859
Entergy Corp.	33,059	2,133,297
Exelon Corp.	57,665	2,132,452
FirstEnergy Corp.	50,184	2,348,109
NextEra Energy, Inc.	37,389	2,442,997
Northeast Utilities	60,905	2,193,189
Pepco Holdings, Inc.	115,419	2,199,886
Pinnacle West Capital Corp.	47,287	2,335,032
PPL Corp.	79,396	2,173,069
Progress Energy, Inc.	41,861	2,294,820
Southern Co. (The)	49,739	2,283,518

		29,485,388

Electrical Components & Equipment—0.86%
Cooper Industries PLC (Ireland)	37,203	2,622,812
Emerson Electric Co.	44,884	2,099,225
Rockwell Automation, Inc.	27,799	2,015,705
Roper Industries, Inc.	23,605	2,389,298

		9,127,040

Electronic Components—0.41%
Amphenol Corp. -Class A	39,481	2,099,994
Corning Inc.	168,831	2,193,115

		4,293,109

Electronic Equipment & Instruments—0.17%
FLIR Systems, Inc.	85,185	1,816,996

Electronic Manufacturing Services—0.52%
Jabil Circuit, Inc.	85,771	1,640,799
Molex Inc.	82,219	1,896,792
TE Connectivity Ltd.	62,240	1,955,581

		5,493,172

Environmental & Facilities Services—0.59%
Republic Services, Inc.	73,445	1,936,010
Stericycle, Inc. (b)	25,569	2,231,151
Waste Management, Inc.	64,290	2,085,568

		6,252,729

Fertilizers & Agricultural Chemicals—0.59%
CF Industries Holdings, Inc.	12,553	2,146,061
Monsanto Co.	28,297	2,184,528
Mosaic Co. (The)	40,406	1,926,558

		6,257,147

Food Distributors—0.20%
Sysco Corp.	74,966	2,092,301

Food Retail—0.60%
Kroger Co. (The)	92,260	2,030,643
Safeway, Inc.	103,114	1,961,228
Whole Foods Market, Inc.	26,752	2,370,495

		6,362,366

Footwear—0.21%
NIKE, Inc. -Class B	20,401	2,206,980

Gas Utilities—0.41%
AGL Resources Inc.	56,977	2,135,498
ONEOK, Inc.	26,948	2,236,414

		4,371,912

General Merchandise Stores—0.87%
Big Lots, Inc. (b)	49,389	1,815,046
Dollar Tree, Inc. (b)	24,094	2,486,019
Family Dollar Stores, Inc.	39,034	2,644,553
Target Corp.	38,892	2,252,236

		9,197,854

See accompanying notes which are an integral part of this schedule.
Invesco Equally-Weighted S&P 500 Fund

	Shares	Value

Gold—0.18%
Newmont Mining Corp.	39,446	$1,860,273

Health Care Distributors—0.86%
AmerisourceBergen Corp.	59,264	2,192,175
Cardinal Health, Inc.	53,144	2,199,099
McKesson Corp.	25,968	2,266,487
Patterson Cos. Inc.	72,285	2,402,754

		9,060,515

Health Care Equipment—2.69%
Baxter International Inc.	38,100	1,928,622
Becton, Dickinson and Co.	29,207	2,135,908
Boston Scientific Corp. (b)	377,104	2,164,577
C.R. Bard, Inc.	23,851	2,318,079
CareFusion Corp. (b)	88,407	2,142,986
Covidien PLC (Ireland)	42,828	2,217,634
Edwards Lifesciences Corp. (b)	32,555	2,779,220
Intuitive Surgical, Inc. (b)	4,283	2,240,437
Medtronic, Inc.	59,563	2,194,301
St. Jude Medical, Inc.	53,678	2,062,309
Stryker Corp.	42,415	2,182,252
Varian Medical Systems, Inc. (b)	33,403	1,959,420
Zimmer Holdings, Inc.	36,447	2,210,510

		28,536,255

Health Care Facilities—0.18%
Tenet Healthcare Corp. (b)	410,196	1,932,023

Health Care Services—0.81%
DaVita, Inc. (b)	26,023	2,114,369
Express Scripts Holding Co. (b)	41,413	2,161,344
Laboratory Corp. of America Holdings (b)	25,284	2,105,652
Quest Diagnostics Inc.	38,106	2,168,231

		8,549,596

Health Care Supplies—0.20%
DENTSPLY International Inc.	58,113	2,150,181

Health Care Technology—0.21%
Cerner Corp. (b)	29,192	2,275,808

Home Entertainment Software—0.17%
Electronic Arts Inc. (b)	129,998	1,770,573

Home Furnishings—0.20%
Leggett & Platt, Inc.	100,078	2,080,622

Home Improvement Retail—0.41%
Home Depot, Inc. (The)	46,648	2,301,612
Lowe’s Cos., Inc.	75,369	2,013,860

		4,315,472

Homebuilding—0.67%
D.R. Horton, Inc.	145,039	2,407,647
Lennar Corp. -Class A	88,163	2,405,968
PulteGroup Inc. (b)	248,755	2,328,347

		7,141,962

Homefurnishing Retail—0.24%
Bed Bath & Beyond Inc. (b)	35,807	2,587,056

Hotels, Resorts & Cruise Lines—0.88%
Carnival Corp.	73,397	2,355,310
Marriott International Inc. -Class A	59,769	2,313,658
Starwood Hotels & Resorts Worldwide, Inc.	40,877	2,160,349
Wyndham Worldwide Corp.	50,821	2,530,886

		9,360,203

Household Appliances—0.17%
Whirlpool Corp.	29,797	1,843,838

Household Products—0.87%
Clorox Co. (The)	33,039	2,273,083
Colgate-Palmolive Co.	23,874	2,346,814
Kimberly-Clark Corp.	31,262	2,480,640
Procter & Gamble Co. (The)	33,523	2,088,148

		9,188,685

Housewares & Specialties—0.22%
Newell Rubbermaid, Inc.	125,210	2,303,864

Human Resource & Employment Services—0.21%
Robert Half International, Inc.	76,369	2,170,407

Hypermarkets & Super Centers—0.44%
Costco Wholesale Corp.	25,114	2,169,598
Wal-Mart Stores, Inc.	37,345	2,458,048

		4,627,646

Independent Power Producers & Energy Traders—0.39%
AES Corp. (The) (b)	170,111	2,056,642
NRG Energy, Inc. (b)	134,116	2,054,657

		4,111,299

Industrial Conglomerates—0.84%
3M Co.	25,849	2,181,914
Danaher Corp.	42,057	2,185,702
General Electric Co.	117,844	2,249,642
Tyco International Ltd.	42,399	2,253,931

		8,871,189

Industrial Gases—0.61%
Air Products & Chemicals, Inc.	25,086	1,982,797
Airgas, Inc.	27,019	2,345,519
Praxair, Inc.	20,456	2,173,246

		6,501,562

Industrial Machinery—1.98%
Dover Corp.	35,535	2,009,860
Eaton Corp.	45,781	1,953,017
Flowserve Corp.	19,254	1,978,926
Illinois Tool Works Inc.	40,472	2,272,503
See accompanying notes which are an integral part of this schedule.
Invesco Equally-Weighted S&P 500 Fund

	Shares	Value

Industrial Machinery—(continued)
Ingersoll-Rand PLC (Ireland)	57,180	$2,362,106
Pall Corp.	37,836	2,105,952
Parker Hannifin Corp.	25,433	2,078,893
Snap-on Inc.	37,116	2,245,889
Stanley Black & Decker Inc.	28,902	1,914,758
Xylem, Inc.	82,340	2,085,672

		21,007,576

Industrial REIT’s—0.20%
Prologis, Inc.	65,722	2,101,790

Insurance Brokers—0.42%
Aon PLC (United Kingdom)	46,677	2,170,480
Marsh & McLennan Cos., Inc.	69,573	2,224,945

		4,395,425

Integrated Oil & Gas—0.86%
Chevron Corp.	20,477	2,013,094
Exxon Mobil Corp.	26,615	2,092,738
Hess Corp.	35,592	1,555,370
Murphy Oil Corp.	37,153	1,732,073
Occidental Petroleum Corp.	22,281	1,766,215

		9,159,490

Integrated Telecommunication Services—1.01%
AT&T Inc.	71,961	2,458,907
CenturyLink Inc.	57,502	2,255,229
Frontier Communications Corp.	507,641	1,898,577
Verizon Communications Inc.	57,385	2,389,511
Windstream Corp.	184,368	1,725,685

		10,727,909

Internet Retail—1.17%
Amazon.com, Inc. (b)	12,172	2,591,540
Expedia, Inc.	70,758	3,247,085
Netflix Inc. (b)	20,560	1,304,326
Priceline.com Inc. (b)	3,465	2,167,323
TripAdvisor Inc. (b)	73,086	3,133,928

		12,444,202

Internet Software & Services—1.04%
Akamai Technologies, Inc. (b)	60,905	1,786,953
eBay Inc. (b)	61,896	2,425,704
Google Inc. -Class A (b)	3,737	2,170,674
VeriSign, Inc. (b)	60,724	2,321,478
Yahoo! Inc. (b)	153,367	2,337,313

		11,042,122

Investment Banking & Brokerage—0.70%
Charles Schwab Corp. (The)	158,794	1,978,573
E*TRADE Financial Corp. (b)	232,034	1,969,969
Goldman Sachs Group, Inc. (The)	19,129	1,830,645
Morgan Stanley	122,143	1,631,831

		7,411,018

IT Consulting & Other Services—0.97%
Accenture PLC -Class A (Ireland)	36,866	2,105,049
Cognizant Technology Solutions Corp. -Class A (b)	30,862	1,797,711
International Business Machines Corp.	11,183	2,157,201
SAIC, Inc.	177,794	1,975,291
Teradata Corp. (b)	33,785	2,246,027

		10,281,279

Leisure Products—0.41%
Hasbro, Inc.	63,779	2,259,052
Mattel, Inc.	67,198	2,091,874

		4,350,926

Life & Health Insurance—1.26%
Aflac, Inc.	49,684	1,991,335
Lincoln National Corp.	90,840	1,877,663
MetLife, Inc.	58,400	1,705,864
Principal Financial Group, Inc.	82,674	2,030,473
Prudential Financial, Inc.	36,206	1,681,769
Torchmark Corp.	46,007	2,146,687
Unum Group	94,434	1,883,958

		13,317,749

Life Sciences Tools & Services—0.97%
Agilent Technologies, Inc.	50,365	2,047,841
Life Technologies Corp. (b)	48,159	1,970,185
PerkinElmer, Inc.	83,848	2,230,357
Thermo Fisher Scientific, Inc.	39,874	2,012,839
Waters Corp. (b)	24,661	1,967,454

		10,228,676

Managed Health Care—1.20%
Aetna Inc.	47,882	1,957,895
Cigna Corp.	49,662	2,180,658
Coventry Health Care, Inc.	67,644	2,056,378
Humana Inc.	25,772	1,968,723
UnitedHealth Group Inc.	40,225	2,243,348
WellPoint, Inc.	34,582	2,330,481

		12,737,483

Metal & Glass Containers—0.38%
Ball Corp.	56,489	2,257,865
Owens-Illinois, Inc. (b)	93,102	1,819,213

		4,077,078

Motorcycle Manufacturers—0.22%
Harley-Davidson, Inc.	47,861	2,305,943

Movies & Entertainment—0.84%
News Corp. -Class A	113,149	2,172,461
Time Warner Inc.	61,104	2,106,255
Viacom Inc. -Class B	46,950	2,240,924
Walt Disney Co. (The)	53,119	2,428,069

		8,947,709

See accompanying notes which are an integral part of this schedule.
Invesco Equally-Weighted S&P 500 Fund

	Shares	Value

Multi-Line Insurance—0.90%
American International Group, Inc. (b)	79,424	$2,317,592
Assurant, Inc.	53,897	1,799,082
Genworth Financial Inc. -Class A (b)	252,109	1,321,051
Hartford Financial Services Group, Inc.	111,796	1,880,409
Loews Corp.	58,053	2,257,681

		9,575,815

Multi-Sector Holdings—0.16%
Leucadia National Corp.	83,226	1,691,152

Multi-Utilities—3.30%
Ameren Corp.	70,293	2,271,167
CenterPoint Energy, Inc.	116,498	2,356,755
CMS Energy Corp.	102,501	2,388,273
Consolidated Edison, Inc.	38,426	2,319,393
Dominion Resources, Inc.	44,203	2,301,208
DTE Energy Co.	40,516	2,302,524
Integrys Energy Group, Inc.	41,916	2,267,656
NiSource Inc.	93,063	2,334,951
PG&E Corp.	52,375	2,288,788
Public Service Enterprise Group Inc.	74,075	2,310,399
SCANA Corp.	50,028	2,348,815
Sempra Energy	37,919	2,465,114
TECO Energy, Inc.	126,196	2,195,810
Wisconsin Energy Corp.	64,383	2,436,253
Xcel Energy, Inc.	84,067	2,355,557

		34,942,663

Office Electronics—0.19%
Xerox Corp.	271,972	1,963,638

Office REIT’s—0.21%
Boston Properties, Inc.	21,930	2,257,255

Office Services & Supplies—0.37%
Avery Dennison Corp.	76,972	2,240,655
Pitney Bowes Inc.	125,631	1,713,607

		3,954,262

Oil & Gas Drilling—0.82%
Diamond Offshore Drilling, Inc.	31,966	1,859,782
Helmerich & Payne, Inc.	36,872	1,670,301
Nabors Industries Ltd. (b)	111,574	1,511,828
Noble Corp. (b)	57,253	1,790,301
Rowan Cos. PLC Class A (United Kingdom)(b)	63,062	1,891,860

		8,724,072

Oil & Gas Equipment & Services—1.06%
Baker Hughes Inc.	45,988	1,919,079
Cameron International Corp. (b)	41,352	1,889,373
FMC Technologies, Inc. (b)	43,282	1,741,668
Halliburton Co.	64,327	1,933,670
National Oilwell Varco Inc.	27,570	1,840,297
Schlumberger Ltd.	29,584	1,871,188

		11,195,275

Oil & Gas Exploration & Production—2.98%
Anadarko Petroleum Corp.	26,319	1,605,459
Apache Corp.	20,881	1,699,296
Cabot Oil & Gas Corp.	64,272	2,091,411
Chesapeake Energy Corp.	91,395	1,544,576
ConocoPhillips	38,145	1,989,643
Denbury Resources Inc. (b)	116,923	1,767,876
Devon Energy Corp.	31,245	1,859,702
EOG Resources, Inc.	19,514	1,937,740
EQT Corp.	43,249	2,005,889
Marathon Oil Corp.	67,299	1,676,418
Newfield Exploration Co. (b)	63,115	1,890,925
Noble Energy, Inc.	23,243	1,963,104
Pioneer Natural Resources Co.	20,669	1,998,692
QEP Resources Inc.	70,139	1,846,058
Range Resources Corp.	35,328	2,029,240
Southwestern Energy Co. (b)	66,937	1,876,244
WPX Energy Inc. (b)	120,180	1,763,041

		31,545,314

Oil & Gas Refining & Marketing—0.91%
Marathon Petroleum Corp.	51,110	1,843,538
Phillips 66	60,969	1,830,899
Sunoco, Inc.	56,037	2,602,919
Tesoro Corp. (b)	76,162	1,684,703
Valero Energy Corp.	78,562	1,657,658

		9,619,717

Oil & Gas Storage & Transportation—0.64%
Kinder Morgan Inc.	67,917	2,322,094
Kinder Morgan Inc. —Wts. Expiring 5/25/17 (b)	48,844	111,363
Spectra Energy Corp.	71,117	2,041,769
Williams Cos., Inc. (The)	75,142	2,294,086

		6,769,312

Other Diversified Financial Services—0.53%
Bank of America Corp.	278,729	2,048,658
Citigroup Inc.	65,606	1,739,215
JPMorgan Chase & Co.	54,685	1,812,808

		5,600,681

Packaged Foods & Meats—3.05%
Campbell Soup Co.	68,344	2,166,505
ConAgra Foods, Inc.	85,738	2,156,311
Dean Foods Co. (b)	186,825	2,921,943
General Mills, Inc.	58,158	2,226,288
H.J. Heinz Co.	42,287	2,244,594
Hershey Co. (The)	37,715	2,521,625
Hormel Foods Corp.	78,070	2,335,074
JM Smucker Co. (The)	29,741	2,276,971
Kellogg Co.	42,787	2,087,150
Kraft Foods Inc. -Class A	59,124	2,262,675
McCormick & Co., Inc.	44,012	2,480,516
Mead Johnson Nutrition Co.	28,251	2,280,986
Sara Lee Corp.	104,946	2,193,371
See accompanying notes which are an integral part of this schedule.
Invesco Equally-Weighted S&P 500 Fund

	Shares	Value

Packaged Foods & Meats—(continued)
Tyson Foods, Inc. -Class A	112,978	$2,188,384

		32,342,393

Paper Packaging—0.37%
Bemis Co., Inc.	70,624	2,144,145
Sealed Air Corp.	115,064	1,800,751

		3,944,896

Paper Products—0.39%
International Paper Co.	63,688	1,859,690
MeadWestvaco Corp.	81,562	2,242,955

		4,102,645

Personal Products—0.38%
Avon Products, Inc.	120,828	1,999,703
Estee Lauder Cos. Inc. (The) -Class A	37,984	2,056,834

		4,056,537

Pharmaceuticals—2.57%
Abbott Laboratories	38,718	2,392,385
Allergan, Inc.	24,422	2,204,085
Bristol-Myers Squibb Co.	68,178	2,273,055
Eli Lilly & Co.	56,717	2,322,561
Forest Laboratories, Inc. (b)	67,077	2,347,695
Hospira, Inc. (b)	62,430	1,951,562
Johnson & Johnson	34,657	2,163,637
Merck & Co., Inc.	59,674	2,242,549
Mylan Inc. (b)	97,682	2,116,769
Perrigo Co.	21,350	2,218,051
Pfizer Inc.	104,458	2,284,496
Watson Pharmaceuticals, Inc. (b)	37,640	2,683,356

		27,200,201

Property & Casualty Insurance—1.74%
ACE Ltd. (Switzerland)	31,301	2,264,001
Allstate Corp. (The)	70,870	2,405,328
Berkshire Hathaway Inc. -Class B (b)	28,254	2,242,237
Chubb Corp. (The)	33,373	2,405,192
Cincinnati Financial Corp.	64,034	2,310,347
Progressive Corp. (The)	103,638	2,252,054
Travelers Cos., Inc. (The)	38,946	2,433,736
XL Group PLC (Ireland)	105,738	2,159,170

		18,472,065

Publishing—0.58%
Gannett Co., Inc.	156,468	2,043,472
McGraw-Hill Cos., Inc. (The)	48,149	2,088,704
Washington Post Co. (The) -Class B	5,804	2,024,551

		6,156,727

Railroads—0.64%
CSX Corp.	107,357	2,242,688
Norfolk Southern Corp.	33,750	2,211,300
Union Pacific Corp.	20,844	2,322,021

		6,776,009

Real Estate Services—0.18%
CBRE Group, Inc. -Class A (b)	116,923	1,923,383

Regional Banks—2.12%
BB&T Corp.	76,162	2,301,616
Fifth Third Bancorp	163,065	2,176,918
First Horizon National Corp.	222,375	1,885,740
Huntington Bancshares Inc.	382,896	2,504,140
KeyCorp	279,772	2,098,290
M&T Bank Corp.	27,581	2,242,887
PNC Financial Services Group, Inc.	37,773	2,320,018
Regions Financial Corp.	386,857	2,433,330
SunTrust Banks, Inc.	100,034	2,292,779
Zions Bancorp.	118,154	2,248,470

		22,504,188

Research & Consulting Services—0.39%
Dun & Bradstreet Corp. (The)	26,512	1,791,416
Equifax Inc.	52,633	2,377,432

		4,168,848

Residential REIT’s—0.66%
Apartment Investment & Management Co. -Class A	90,365	2,446,181
AvalonBay Communities, Inc.	16,282	2,275,409
Equity Residential	37,830	2,311,413

		7,033,003

Restaurants—1.07%
Chipotle Mexican Grill, Inc. (b)	5,635	2,327,649
Darden Restaurants, Inc.	43,602	2,255,532
McDonald’s Corp.	23,169	2,069,919
Starbucks Corp.	43,282	2,375,749
Yum! Brands, Inc.	33,284	2,341,862

		11,370,711

Retail REIT’s—0.44%
Kimco Realty Corp.	123,487	2,216,592
Simon Property Group, Inc.	16,443	2,425,671

		4,642,263

Semiconductor Equipment—0.75%
Applied Materials, Inc.	181,388	1,873,738
KLA-Tencor Corp.	45,365	2,079,078
Novellus Systems, Inc. (b)	47,800	1,999,474
Teradyne, Inc. (b)	138,418	2,000,140

		7,952,430

Semiconductors—2.27%
Advanced Micro Devices, Inc. (b)	296,012	1,799,753
Altera Corp.	59,046	1,972,727
Analog Devices, Inc.	57,695	2,098,367
Broadcom Corp. -Class A (b)	61,675	1,995,186
First Solar, Inc. (b)	81,621	1,025,160
Intel Corp. (d)	82,887	2,141,800
Linear Technology Corp.	67,644	1,963,029
LSI Corp. (b)	257,018	1,709,170
Microchip Technology Inc.	62,102	1,926,404
See accompanying notes which are an integral part of this schedule.
Invesco Equally-Weighted S&P 500 Fund

	Shares	Value

Semiconductors—(continued)
Micron Technology, Inc. (b)	269,360	$1,573,062
NVIDIA Corp. (b)	151,401	1,881,915
Texas Instruments Inc.	69,530	1,980,214
Xilinx, Inc.	61,574	1,968,521

		24,035,308

Soft Drinks—0.90%
Coca-Cola Co. (The)	32,279	2,412,210
Coca-Cola Enterprises, Inc.	81,562	2,231,536
Dr. Pepper Snapple Group, Inc.	58,906	2,430,462
PepsiCo, Inc.	35,530	2,410,710

		9,484,918

Specialized Consumer Services—0.20%
H&R Block, Inc.	141,117	2,154,857

Specialized Finance—0.93%
CME Group Inc.	8,112	2,089,408
IntercontinentalExchange Inc. (b)	15,820	1,937,159
Moody’s Corp.	57,769	2,113,768
NASDAQ OMX Group, Inc. (The)	85,869	1,878,814
NYSE Euronext	76,656	1,863,507

		9,882,656

Specialized REIT’s—1.70%
American Tower Corp.	36,061	2,339,638
HCP, Inc.	57,488	2,347,810
Health Care REIT, Inc.	41,283	2,289,968
Host Hotels & Resorts Inc.	144,293	2,201,911
Plum Creek Timber Co., Inc.	55,814	2,037,211
Public Storage	17,164	2,290,879
Ventas, Inc.	40,508	2,382,680
Weyerhaeuser Co.	104,458	2,079,759

		17,969,856

Specialty Chemicals—0.90%
Ecolab Inc.	37,576	2,375,179
International Flavors & Fragrances Inc.	39,923	2,250,859
Sherwin-Williams Co. (The)	21,161	2,743,312
Sigma-Aldrich Corp.	31,332	2,173,501

		9,542,851

Specialty Stores—0.35%
Staples, Inc.	145,699	1,914,485
Tiffany & Co.	32,626	1,807,154

		3,721,639

Steel—0.66%
Allegheny Technologies, Inc.	54,328	1,745,015
Cliffs Natural Resources Inc.	35,063	1,675,310
Nucor Corp.	53,106	1,899,071
United States Steel Corp.	83,567	1,696,410

		7,015,806

Systems Software—1.20%
BMC Software, Inc. (b)	59,295	2,509,364
CA, Inc.	83,102	2,066,747
Microsoft Corp.	70,139	2,047,357
Oracle Corp.	74,469	1,971,195
Red Hat, Inc. (b)	44,369	2,279,679
Symantec Corp. (b)	126,552	1,878,032

		12,752,374

Thrifts & Mortgage Finance—0.39%
Hudson City Bancorp, Inc.	330,452	2,048,803
People’s United Financial Inc.	178,929	2,080,944

		4,129,747

Tires & Rubber—0.18%
Goodyear Tire & Rubber Co. (The) (b)	181,241	1,893,968

Tobacco—0.85%
Altria Group, Inc.	73,662	2,371,180
Lorillard, Inc.	17,405	2,151,258
Philip Morris International Inc.	26,518	2,241,036
Reynolds American Inc.	53,321	2,230,951

		8,994,425

Trading Companies & Distributors—0.37%
Fastenal Co.	42,431	1,876,723
W.W. Grainger, Inc.	10,595	2,051,722

		3,928,445

Trucking—0.17%
Ryder System, Inc.	41,939	1,812,184

Wireless Telecommunication Services—0.54%
Crown Castle International Corp. (b)	41,223	2,250,776
MetroPCS Communications, Inc. (b)	220,626	1,412,006
Sprint Nextel Corp. (b)	807,113	2,074,281

		5,737,063

Total Common Stocks & Other Equity Interests (Cost $586,640,965)		1,051,156,639

Money Market Funds—0.62%
Liquid Assets Portfolio — Institutional Class (e)	3,287,094	3,287,094

Premier Portfolio — Institutional Class (e)	3,287,095	3,287,095

Total Money Market Funds (Cost $6,574,189)		6,574,189

TOTAL INVESTMENTS—99.81% (Cost $593,215,154)		1,057,730,828

OTHER ASSETS LESS LIABILITIES—0.19%		2,026,826

NET ASSETS—100.00%		$1,059,757,654

Investment Abbreviations:

REIT	—	Real Estate Investment Trust

Wts.	—	Warrants
See accompanying notes which are an integral part of this schedule.
Invesco Equally-Weighted S&P 500 Fund

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The Fund’s Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. See Note 4.

(d)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1D and Note 3.

(e)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco Equally-Weighted S&P 500 Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2012
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Equally-Weighted S&P 500 Fund

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

E.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.
Invesco Equally-Weighted S&P 500 Fund

NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of May 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the nine months ended May 31, 2012, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$1,057,730,828	$—	$—	$1,057,730,828

Futures*	(302,950)	—	—	(302,950)

Total Investments	$1,057,427,878	$—	$—	$1,057,427,878

*	Unrealized appreciation (depreciation)
NOTE 3 — Derivative Investments

Open Futures Contracts
				Unrealized
	Number of	Expiration	Notional	Appreciation
Long Contracts	Contracts	Month	Value	(Depreciation)

E-Mini S&P 500	150	June-2012	$9,819,000	$(302,950)

NOTE 4 — Investments in Affiliates
The Fund’s Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. The following is a summary of the transactions in and earnings from investments in Invesco Ltd. for the nine months ended May 31, 2012.

				Change in	Realized
	Value	Purchases at	Proceeds from	Unrealized	Gain	Value	Dividend
	08/31/11	Cost	Sales	Appreciation	(Loss)	05/31/12	Income

Invesco, Ltd.	$1,615,707	$480,710	$(536,058)	$442,669	$(40,764)	$1,962,264	$40,811
Invesco Equally-Weighted S&P 500 Fund

NOTE 5 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended May 31, 2012 was $$270,928,770 and $222,282,423, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$456,094,626

Aggregate unrealized (depreciation) of investment securities	(25,601,317)

Net unrealized appreciation of investment securities	$430,493,309

Cost of investments for tax purposes is $627,237,519.
Invesco Equally-Weighted S&P 500 Fund

Invesco Floating Rate Fund
Quarterly Schedule of Portfolio Holdings
May 31, 2012

invesco.com/us	FLR-QTR-1 05/12	Invesco Advisers, Inc.

Schedule of Investments(a)
May 31, 2012
(Unaudited)

	Interest	Maturity	Principal
	Rate	Date	Amount	Value

Senior Secured Floating Rate Interest Loans–89.99% (b)(c)

Advertising–0.34%

Advantage Sales & Marketing Inc., Second Lien Term Loan	9.25%	06/18/18	$318,170	$318,170

Affinion Group, Inc., Term Loan B	5.00%	10/10/16	2,689,711	2,499,764

Lamar Media Corp., Term Loan B	4.00%	12/30/16	129,085	129,469

				2,947,403

Aerospace & Defense–2.08%

Aero Technology Supply
Revolver Loan(d)	11.25%	03/12/13	497,455	467,607

Term Loan(d)	10.75%	03/12/15	1,374,572	1,065,294

Term Loan(d)	11.25%	03/12/13	565,174	532,677

ARINC Inc., Second Lien Term Loan	6.24%	10/25/15	1,142,269	1,120,851

Dubai Aerospace Enterprise
Term Loan B1	5.47%	07/31/14	611,142	603,503

Term Loan B2	5.35 - 5.47%	07/31/14	583,480	576,187

DynCorp International, Term Loan	6.25%	07/07/16	1,713,416	1,711,806

IAP Worldwide Services, Inc., Term Loan B	9.25%	12/30/12	3,264,207	2,899,023

PRV Aerospace, LLC
Term Loan (e)	—	05/09/18	189,759	189,759

Term Loan	6.50%	05/09/18	1,511,957	1,511,957

Sequa Corp.
Term Loan B	3.72%	12/03/14	3,614,686	3,562,454

Tranche 1 Term Loan	6.25%	12/03/14	1,977,427	1,981,135

SI Organization, Inc., Term Loan B	4.50%	11/22/16	661,475	649,899

Wyle Laboratories, Inc., Term Loan	5.00%	03/26/17	924,979	918,041

				17,790,193

Air Freight & Logistics–0.16%

CEVA Group PLC, Term Loan B	0.37 - 5.47%	08/31/16	1,476,033	1,399,463

Airlines–0.41%

Delta Air Lines, Inc.
Revolver Loan(f)	0%	03/28/13	1,500,000	1,474,695

Term Loan B(e)	—	04/20/17	454,967	453,686

Term Loan B	4.25%	03/07/16	1,613,721	1,565,309

				3,493,690

Alternative Carriers–1.15%

Level 3 Communications, Inc.
Term Loan A	2.49 - 2.72%	03/13/14	9,903,226	9,677,333

Term Loan B	5.75%	09/01/18	181,224	180,253

				9,857,586

Aluminum–0.25%

Noranda Aluminum Holding Corp., Term Loan B	5.75%	02/28/19	2,139,056	2,148,864

Apparel Retail–0.49%

Destination Maternity Corp., Term Loan B (Acquired 03/09/07; Cost $62,578)	2.49 - 4.25%	03/13/13	62,611	61,672

J. Crew Group, Inc., Term Loan B	4.75%	03/07/18	4,215,871	4,121,667

				4,183,339

Apparel, Accessories & Luxury Goods–0.46%

Levi Strauss & Co., Term Loan	2.49%	03/27/14	4,001,607	3,926,577

See accompanying notes which are an integral part of this schedule.
                         Invesco Floating Rate Fund

	Interest	Maturity	Principal
	Rate	Date	Amount	Value

Application Software–0.57%

Sabre Inc.
Extended Term Loan(e)	—	09/30/17	$1,000,004	$945,629

Extended Term Loan(e)	—	12/29/17	1,332,892	1,260,416

Extended Term Loan	5.99%	12/29/17	2,844,191	2,689,537

				4,895,582

Auto Parts & Equipment–2.85%

DEI Holdings, Inc., Term Loan B	7.00 - 7.50%	07/13/17	1,694,629	1,669,209

Federal-Mogul Corp.
Delay Draw Term Loan C2	2.18%	12/27/15	1,138,258	1,075,370

Term Loan B	2.18%	12/27/14	1,352,324	1,277,608

Goodyear Tire & Rubber Co. (The), Second Lien Term Loan	4.75%	04/30/19	2,068,574	2,009,102

Grede Holdings LLC, Term Loan B	7.00%	04/03/17	2,069,039	2,052,228

Key Safety Systems, Inc., Term Loan B	2.49 - 2.60%	03/08/14	3,423,380	3,290,725

Metaldyne, LLC, Term Loan B	5.25%	05/18/17	1,749,194	1,748,109

Schaeffler AG
Term Loan C2(e)	—	01/27/17	1,499,710	1,498,300

Term Loan C2	6.00%	01/27/17	2,244,775	2,242,665

Schrader International, Inc.
First Lien Lux Term Loan	6.25%	04/27/18	551,730	554,489

First Lien U.S. Term Loan	6.25%	04/27/18	424,416	426,538

Second Lien Lux Term Loan	10.50%	04/26/19	255,545	256,184

Second Lien U.S. Term Loan	10.50%	04/26/19	196,747	197,239

TI Group Automotive Systems, LLC
Term Loan(e)	—	03/14/18	403,600	401,247

Term Loan	6.75%	03/14/18	3,723,347	3,701,640

Veyance Technologies, Inc.
First Lien Delay Draw Term Loan	2.74%	07/31/14	186,951	181,377

First Lien Term Loan	2.74%	07/31/14	1,305,239	1,266,316

Term Loan(e)	—	07/31/13	483,167	481,959

				24,330,305

Automobile Manufacturers–0.87%

General Motors Co. LLC, Revolver Loan(f)	0%	10/27/15	8,254,240	7,428,816

Automotive Retail–0.73%

KAR Holdings, Inc., Term Loan B	5.00%	05/19/17	6,268,200	6,271,146

Broadcasting–11.11%

AMC Networks Inc., Term Loan B	4.00%	12/31/18	1,168,828	1,162,622

Atlantic Broadband, Inc.
First Lien Term Loan(e)	—	04/04/19	319,044	318,645

First Lien Term Loan	5.25%	04/04/19	1,969,927	1,967,464

Second Lien Term Loan	9.75%	10/04/19	2,182,255	2,185,888

Barrington Broadcasting Group LLC, Term Loan	7.50%	06/14/17	314,252	315,726

Bresnan Communications, LLC, Term Loan B	4.50%	12/14/17	1,401,717	1,380,978

Cequel Communications, LLC, Term Loan	4.00%	02/14/19	5,999,476	5,862,988

Charter Communications, Inc., Term Loan C	3.72%	09/06/16	6,729,246	6,655,393

Clear Channel Communications, Inc.
Term Loan A	3.64%	07/30/14	6,808,512	6,108,189

Term Loan B	3.89%	01/29/16	8,352,629	6,534,763

CSC Holdings, Inc., Incremental Term Loan B2	1.99%	03/29/16	3,468,414	3,413,145

FoxCo Acquisition LLC, Term Loan B	4.75%	07/14/15	533,725	534,504

Granite Broadcasting Corp., Term Loan B(e)	—	05/23/18	1,858,909	1,840,320

Gray Television Inc., Term Loan B	3.74%	12/31/14	101,164	100,595

Harron Communications, L.P., Term Loan B	5.50%	10/06/17	2,269,759	2,278,270

High Plains Broadcasting, LLC, Term Loan	9.00%	09/14/16	414,022	415,575

Intelsat, Ltd., Tranche B	5.25%	04/02/18	7,364,002	7,326,409

Kabel Deutschland (Germany), Term Loan F	4.25%	02/01/19	2,674,375	2,640,117

LIN TV Corp., Term Loan B	5.00%	12/21/18	699,284	701,906

See accompanying notes which are an integral part of this schedule.
                         Invesco Floating Rate Fund

	Interest	Maturity	Principal
	Rate	Date	Amount	Value

Broadcasting–(continued)

Local TV LLC, Term Loan B2	4.24%	05/07/15	$768,876	$767,192

Mediacom Communications Corp.
Term Loan D1	1.95%	01/31/15	1,965,912	1,906,935

Term Loan D2	1.95%	01/31/15	271,900	263,743

Term Loan E	4.50%	10/23/17	1,978,110	1,972,670

Term Loan F	4.50%	10/23/17	7,899,330	7,872,196

NEP II, Inc., Term Loan B2	3.72%	02/16/17	4,057,169	4,023,352

Newport Television, LLC, Term Loan	9.00%	09/14/16	1,497,431	1,503,046

Raycom Media, Inc., Term Loan B	4.50%	05/31/17	2,118,243	2,107,652

TWCC Holding Corp., Term Loan B	4.25%	02/11/17	1,993,725	1,985,501

Univision Communications Inc., Extended Term Loan B1	4.49%	03/31/17	13,480,386	12,392,721

UPC Broadband Holding B.V.
Facility AB Term Loan	4.75%	12/29/17	483,492	478,657

Term Loan X	3.74%	12/31/17	5,000,000	4,895,825

WaveDivision Holdings, LLC, Term Loan B	2.45 - 2.48%	06/30/14	370,772	362,119

WOW!
First Lien Term Loan	2.74 - 4.75%	06/30/14	352,825	351,283

Term Loan A	6.74%	06/28/14	2,332,543	2,329,650

				94,956,039

Building Products–0.82%

Champion Window Manufacturing Inc., Term Loan	10.50%	12/31/13	1,143,535	914,828

Custom Building Products, Inc., Term Loan	5.75%	03/19/15	1,638,554	1,628,313

HD Supply Inc., Term Loan B	7.25%	10/12/17	1,494,921	1,508,375

JMC Steel Group Inc., Term Loan	4.75%	04/01/17	1,101,202	1,104,891

Nortek, Inc., Term Loan B	5.25 - 6.25%	04/26/17	1,699,795	1,696,081

United Subcontractors, Inc., Term Loan (Acquired 02/15/06-03/30/12; Cost $1,374,192)	4.47%	06/30/15	117,426	111,555

				6,964,043

Casinos & Gaming–4.24%

American Gaming Systems
Delay Draw Term Loan (Acquired 06/01/09-07/21/09; Cost $390,526)	5.25%	05/14/13	437,830	372,155

Term Loan B (Acquired 06/01/09-07/21/09; Cost $2,597,223)	5.25%	05/14/13	2,912,713	2,475,806

BLB Investors, LLC, Term Loan	8.50%	11/05/15	3,440,284	3,455,352

Boyd Gaming Corp.
Increased Term Loan	6.00%	12/17/15	246,817	248,888

Revolver Loan A(e)	—	12/17/15	2,645,033	2,479,719

Term Loan	3.69%	12/17/15	212,540	210,947

Caesars Entertainment Corp., Term Loan B6	5.49%	01/28/18	19,050,278	16,859,496

Cannery Casino
Delay Draw Term Loan	4.49%	05/18/13	1,945,208	1,919,920

Second Lien Term Loan	4.49%	05/18/14	1,084,000	1,018,960

Term Loan B	4.49%	05/18/13	1,961,879	1,936,374

Golden Nugget, Inc., Second Lien Term Loan	3.49%	12/31/14	116,593	102,747

Isle of Capri Casinos, Inc., Term Loan B	4.75%	11/01/13	1,925,323	1,927,489

Las Vegas Sands Corp., Term Loan B	2.85%	11/23/16	1,617,083	1,572,896

Tropicana Entertainment Inc., Term Loan B	7.50%	03/16/18	1,655,231	1,642,817

				36,223,566

Commercial Printing–0.34%

Cenveo, Inc., Term Loan B	6.25%	12/21/16	2,917,022	2,908,271

Commodity Chemicals–0.68%

Houghton International, Inc., Term Loan B1	6.75%	01/29/16	1,880,660	1,891,239

Unifrax I LLC, Term Loan B	6.50%	11/28/18	2,937,393	2,966,767

Univar Corp., Term Loan B	5.00%	06/30/17	946,444	923,436

				5,781,442

See accompanying notes which are an integral part of this schedule.
                         Invesco Floating Rate Fund

	Interest	Maturity	Principal
	Rate	Date	Amount	Value

Communications Equipment—1.14%

Avaya Inc., Term Loan B3	4.97%	10/26/17	$5,225,391	$4,631,003

Genesys Telecommunications Laboratories
Term Loan(e)	—	01/31/19	500,000	501,095

Term Loan	6.75%	01/31/19	2,194,364	2,199,170

TowerCo LLC, Term Loan	4.50%	02/02/17	2,409,579	2,414,109

				9,745,377

Construction & Farm Machinery & Heavy Trucks—0.20%

Manitowoc Company, Inc. (The), Term Loan B	4.25%	11/13/17	1,673,879	1,672,833

Construction Materials—0.18%

Hillman Group (The), Term Loan B	5.00%	05/27/16	1,534,752	1,528,352

Data Processing & Outsourced Services—3.68%

Affiliated Media Group Inc., Term Loan	8.50%	03/19/14	2,356,118	2,282,501

Emdeon Business Services LLC, Term Loan B1	5.00%	11/02/18	1,368,774	1,371,054

First Data Corp.
Delay Draw Term Loan	2.99%	09/24/14	2,434,116	2,300,239

Term Loan B3	2.99%	09/24/14	153,646	145,937

U.S. Dollar Term Loan(e)	—	03/24/18	1,058,506	960,779

U.S. Dollar Term Loan	4.24%	03/24/18	9,532,123	8,652,070

U.S. Dollar Term Loan	5.24%	03/24/17	488,573	462,923

iPayment, Inc., Term Loan	5.75%	05/08/17	3,035,128	3,040,439

NCO Financial Systems, Inc., Term Loan B	8.00%	04/03/18	2,896,554	2,885,692

SS&C Technologies Inc.
Term Loan B1	5.00%	06/08/19	2,761,969	2,758,516

Term Loan B2	5.00%	06/08/19	285,721	285,364

Transunion Corp., Term Loan B	4.75%	02/10/18	723,402	728,918

West Corp.
Extended Revolver Loan(f)	0%	01/15/16	1,747,822	1,726,760

Term Loan B4	4.49 - 4.73%	07/15/16	1,120,385	1,114,783

Term Loan B5	4.49%	07/15/16	2,722,749	2,709,135

				31,425,110

Diversified Chemicals—1.22%

Ascend Performance Materials LLC, Term Loan B	6.75%	04/10/18	3,604,511	3,521,914

Emerald Performance Materials, LLC, First Lien Term Loan	7.75%	05/18/18	1,179,879	1,173,980

Flint Group Holdings S.A.R.L.
Term Loan B5	5.72%	12/31/14	721,179	651,765

Term Loan C5	5.72%	12/31/14	738,439	667,364

OM Group, Inc., Term Loan B	5.75%	08/02/17	1,497,494	1,495,622

Phillips Plastic Corp., Term Loan	6.50%	02/10/17	748,834	745,094

PolyOne Corp., Term Loan	5.00%	12/20/17	883,590	885,525

Taminco Global Chemical Corp., U.S. Dollar Term Loan B1	5.25%	02/15/19	1,296,924	1,296,275

				10,437,539

Diversified Metals & Mining—0.27%

Walter Energy, Inc., Term Loan B	4.00%	04/02/18	2,391,383	2,307,685

Diversified Real Estate Activities—0.02%

Lake Las Vegas Resort
Revolver Loan (Acquired 05/15/12; Cost $14,105)(f)	0%	02/28/17	14,105	13,047

Revolver Loan (Acquired 05/15/12; Cost $3,101)(e)	—	02/28/17	3,101	2,868

Revolver Loan (Acquired 05/15/12; Cost $123,592)	15.00%	02/28/17	123,592	114,322

Super Senior Secured First Lien Term Loan (Acquired 04/30/12; Cost $8,493)(f)	0%	07/15/12	8,493	8,498

Super Senior Secured First Lien Term Loan (Acquired 04/30/12-05/15/12; Cost $14,343)	15.00%	07/15/12	14,343	14,353

				153,088

Diversified REIT’s—1.05%

Capital Automotive REIT, Term Loan B	5.25%	03/13/17	9,072,731	8,942,311

See accompanying notes which are an integral part of this schedule.
     Invesco Floating Rate Fund

	Interest	Maturity	Principal
	Rate	Date	Amount	Value

Diversified Support Services—1.21%

Aramark Corp.
LOC Facility Deposits	0.09%	07/26/16	$82,161	$81,288

Term Loan C	3.49 - 3.72%	07/26/16	1,103,105	1,091,384

Bankruptcy Management Solutions, Inc.
First Lien Term Loan B	7.50%	08/20/14	46,046	14,389

Second Lien Term Loan	8.24%	08/20/15	19,757	568

Brock Holdings III, Inc., First Lien Term Loan	6.00 - 6.75%	03/16/17	2,451,149	2,450,635

Central Parking Corp.
Second Lien Term Loan	5.00%	11/22/14	25,522	24,288

Syn LOC	0.10%	05/22/14	63,036	62,169

Term Loan B	2.75%	05/22/14	136,840	134,959

Merrill Corp.
Second Lien Term Loan	14.00%	11/15/13	1,157,566	999,367

Term Loan	7.75%	12/24/12	5,798,537	5,494,114

				10,353,161

Drug Retail—0.70%

Rite Aid Corp.
Term Loan	1.99%	06/04/14	4,050,030	3,969,030

Tranche 5	4.50%	03/03/18	2,000,000	1,970,000

				5,939,030

Education Services—0.28%

Bright Horizon Family Solutions, Inc., Term Loan B	4.24 - 6.25%	05/28/15	2,386,910	2,370,511

Electric Utilities—0.73%

AES Corp., Term Loan B	4.25%	05/27/18	4,060,559	4,026,815

Bicent Power LLC, Second Lien Term Loan(d)	9.25%	12/31/14	248,364	4,503

BRSP LLC, Term Loan B	7.50%	06/24/14	2,181,427	2,193,239

NSG Holdings II, LLC
Syn LOC	1.97%	06/15/14	26,570	26,083

Term Loan	1.97%	06/15/14	26,369	25,886

				6,276,526

Electrical Components & Equipment—0.24%

Aeroflex Inc., Term Loan B	5.75%	05/09/18	230,288	224,723

ProQuest LLC, Term Loan	6.00%	04/13/18	1,815,188	1,801,583

				2,026,306

Environmental & Facilities Services—0.09%

Safety-Kleen Systems, Inc., Term Loan B	5.00%	02/21/17	225,234	224,896

WCA Waste Corp., Term Loan	5.50%	03/23/18	579,311	578,949

				803,845

Food Distributors—1.74%

Bolthouse Farms (Wm.), Inc., First Lien Term Loan	5.50 - 5.75%	02/11/16	1,846,600	1,855,371

Dean Foods Co.
Term Loan A	2.99%	04/02/14	1,230,603	1,227,065

Term Loan B	3.49%	04/02/17	3,135,239	3,095,265

Farley’s & Sathers Candy Company, Inc., Term Loan B	6.50 - 7.25%	03/30/18	1,982,496	1,960,193

Pierre Foods Inc.
First Lien Term Loan	7.00%	09/30/16	4,471,082	4,490,084

Second Lien Term Loan	11.25%	09/30/17	244,128	246,340

Pinnacle Foods Group LLC, Term Loan E	4.75%	10/17/18	1,983,965	1,974,660

				14,848,978

See accompanying notes which are an integral part of this schedule.
     Invesco Floating Rate Fund

	Interest	Maturity	Principal
	Rate	Date	Amount	Value

Food Retail—0.92%

Roundy’s Supermarkets, Inc., Term Loan B	5.75%	02/08/19	$2,586,860	$2,579,862

Sprouts Farmers Markets, LLC, Term Loan B	6.00%	04/18/18	737,416	730,964

SUPERVALU Inc., Term Loan B3	4.50%	04/30/18	4,578,026	4,517,619

				7,828,445

Gas Utilities—0.75%

Obsidian Energy Co., LLC, Term Loan	7.00%	11/02/15	1,722,440	1,731,052

Star West Generation LLC, Term Loan B	6.00%	05/17/18	4,482,263	4,370,207

TPF Generation Holdings, LLC
Second Lien Term Loan	4.72%	12/15/14	221,660	216,857

Syn LOC D	0.37%	12/15/13	93,227	92,936

				6,411,052

Health Care Distributors—0.61%

Warner Chilcott PLC
Term Loan B1	4.25%	03/15/18	2,386,622	2,374,128

Term Loan B2	4.25%	03/15/18	1,193,311	1,187,064

Term Loan B3	4.25%	03/15/18	1,640,803	1,632,213

				5,193,405

Health Care Equipment—1.80%

Alere Inc.
Incremental Term Loan B1	4.75%	06/30/17	453,935	448,908

Incremental Term Loan B2	4.75%	06/30/17	1,219,803	1,206,293

Term Loan B	4.75%	06/30/17	999,572	988,502

Biomet, Inc., U.S. Dollar Term Loan	3.24 - 3.47%	03/25/15	1,785,698	1,749,761

Carestream Health, Inc., Term Loan B	5.00%	02/25/17	5,220,843	5,051,897

CONMED Corp., Term Loan (Acquired 04/13/06-02/04/10; Cost $843,746)	1.74%	04/13/13	859,482	850,887

DJO Finance LLC
Term Loan B2	5.24%	11/01/16	1,300,254	1,292,940

Term Loan B3	6.25%	09/15/17	3,844,865	3,816,836

				15,406,024

Health Care Facilities—3.62%

Community Health Systems, Inc., Term Loan	3.97%	01/25/17	6,030,972	5,907,970

DaVita Inc., Term Loan B	4.50%	10/20/16	4,980,531	4,971,168

Golden Living, Term Loan B	5.00%	05/04/18	3,404,779	3,177,102

HCA, Inc.
Term Loan B2	3.72%	03/31/17	1,709,608	1,664,850

Term Loan B3	3.49%	05/01/18	5,492,762	5,339,761

HCR ManorCare, Inc., Term Loan B	5.00%	04/06/18	2,233,853	2,207,326

Health Management Associates, Inc., Term Loan B	4.50%	11/16/18	3,232,089	3,191,429

Kindred Healthcare, Inc., Term Loan B	5.25%	06/01/18	3,256,237	3,113,777

Surgery Center Holdings Inc., Term Loan B	6.50%	02/06/17	1,446,588	1,381,492

				30,954,875

Health Care Services—0.84%

AMN Healthcare Services, Inc., Term Loan B (Acquired 04/12/12; Cost $1,135,842)	6.00%	04/05/18	1,147,092	1,154,261

Genoa Healthcare LLC
Second Lien Term Loan	14.00%	02/10/15	760,371	551,269

Term Loan B	7.25%	08/10/14	50,088	46,519

Harlan Laboratories, Inc., Term Loan B	3.74 - 3.85%	07/11/14	2,300,341	2,208,327

Medpace, Inc.
Term Loan B	7.25%	06/17/17	545	526

Term Loan B (Acquired 6/21/11; Cost $2,432,797)	6.50%	06/17/17	2,464,327	2,378,075

Sun Healthcare Group, Inc., Term Loan	8.75%	10/18/16	879,599	858,713

				7,197,690

See accompanying notes which are an integral part of this schedule.
     Invesco Floating Rate Fund

	Interest	Maturity	Principal
	Rate	Date	Amount	Value

Health Care Supplies—1.67%

Bausch & Lomb Inc., Term Loan	5.25%	05/17/19	$5,849,511	$5,765,424

Kinetic Concepts, Inc., U.S. Dollar Term Loan	7.00%	05/04/18	8,392,540	8,476,508

				14,241,932

Health Care Technology—0.66%

IMS Health, Inc., Term Loan B	4.50%	08/26/17	4,044,931	4,027,235

Trizetto Group, Inc., Term Loan B	4.75%	05/02/18	1,605,324	1,576,894

				5,604,129

Home Furnishings—0.53%

National Bedding Co., LLC, Second Lien Term Loan	5.25%	02/28/14	4,580,185	4,561,590

Household Appliances—0.29%

Goodman Global, Inc.
First Lien Term Loan B	5.75%	10/28/16	2,267,335	2,267,811

Second Lien Term Loan	9.00%	10/30/17	187,794	190,610

				2,458,421

Household Products—3.22%

Amscan Inc., Term Loan B	6.75%	12/02/17	2,872,525	2,883,296

Nice-Pak Products Inc., Term Loan	5.25%	06/18/14	558,919	512,808

Prestige Brands, Inc., Term Loan B	5.25 - 6.25%	01/31/19	401,667	403,033

Reynolds Group Holdings Ltd.
Term Loan B	6.50%	02/09/18	1,224,376	1,229,990

Term Loan C	6.50%	08/09/18	13,738,617	13,828,811

Spectrum Brands, Inc., Term Loan B	5.00 - 6.25%	06/17/16	3,940,483	3,949,625

Sun Products Corp. (The)
Second Lien Term Loan	4.49%	10/26/14	1,000,000	910,625

Term Loan B	2.24%	04/25/14	995,706	950,899

Yankee Candle Company, Inc. (The), Term Loan	5.25%	04/02/19	2,851,043	2,841,420

				27,510,507

Housewares & Specialties—0.14%

Springs Window Fashions, LLC, Term Loan B	6.00%	05/31/17	1,217,267	1,206,616

Human Resource & Employment Services—0.60%

Koosharem Corp.
First Lien Term Loan	10.25%	06/30/14	734,111	510,207

Second Lien Term Loan (Acquired 07/18/07-06/30/11; Cost $362,300)(d)	11.50%	12/31/14	362,300	45,288

Kronos Inc.
Extended First Lien Term Loan B	5.22%	06/11/17	1,255,456	1,252,712

Extended Second Lien Term Loan B	10.47%	06/11/18	3,255,649	3,302,449

				5,110,656

Independent Power Producers & Energy Traders—1.33%

Calpine Corp.
Term Loan	4.50%	04/02/18	1,258,341	1,240,919

Term Loan B	4.50%	04/01/18	1,098,747	1,083,535

Energy Future Holdings Corp.
Extended Term Loan	4.74%	10/10/17	5,010,431	2,921,958

Term Loan	3.74%	10/10/14	8,325,283	5,111,765

NRG Energy, Inc., Term Loan	4.00%	07/01/18	987,670	980,262

				11,338,439

Industrial Conglomerates—0.11%

BakerCorp International, Inc., Term Loan	4.75%	06/01/18	961,039	954,346

See accompanying notes which are an integral part of this schedule.
     Invesco Floating Rate Fund

	Interest	Maturity	Principal
	Rate	Date	Amount	Value

Industrial Machinery—0.83%

Capital Safety Group, Term Loan	6.25%	01/21/19	$1,593,728	$1,603,697

Colfax Corp., Term Loan B	4.50%	01/13/19	862,745	862,672

Generac Power System, Inc., Term Loan B	6.25%	05/30/18	1,297,867	1,287,322

Husky Injection Molding Systems Ltd., Term Loan	6.50%	06/29/18	728,832	726,784

Rexnord Industries, LLC, Term Loan B	5.00%	04/01/18	1,189,504	1,187,720

Terex Corp., Term Loan	5.50%	04/28/17	1,381,967	1,388,020

				7,056,215

Insurance Brokers—0.26%

Sedgwick Claims Management Services, Inc., Term Loan B	5.00%	12/31/16	1,484,864	1,479,296

Swett & Crawford Group, Inc.
First Lien Term Loan	2.49%	04/03/14	370,192	330,396

Second Lien Term (Acquired 07/17/07; Cost $105,200)	5.74%	10/03/14	105,200	65,750

USI Holdings Corp., Term Loan B	2.74%	05/05/14	310,388	307,284

				2,182,726

Integrated Telecommunication Services—1.52%

Consolidated Communications Holdings, Inc.
Delay Draw Term Loan	2.74%	12/31/14	997,500	988,772

Term Loan B	2.74%	12/31/14	2,992,500	2,966,316

Knology, Inc., Term Loan B	4.00%	08/18/17	2,561,668	2,557,069

NeuStar, Inc., Term Loan	5.00%	11/08/18	1,936,109	1,949,013

Syniverse Holdings, Inc., Term Loan	5.00%	04/23/19	4,243,271	4,200,860

Windstream Corp., Term Loan B2	2.99 - 3.22%	12/17/15	338,829	338,525

				13,000,555

Internet Software & Services—0.51%

Digital Generation, Inc., Term Loan B	5.75%	07/26/18	2,611,066	2,599,094

Go Daddy Operating Company, LLC, Term Loan B1	5.50%	12/17/18	372,051	366,656

SkillSoft Ltd.
Term Loan B	6.50%	05/26/17	769,455	774,264

Term Loan C	6.50%	05/26/17	596,378	600,105

				4,340,119

IT Consulting & Other Services—0.61%

SunGuard Data Systems, Inc.
Term Loan C	3.99%	02/28/17	1,378,980	1,367,776

U.S. Term Loan B	3.86 - 4.09%	02/28/16	3,888,716	3,857,139

				5,224,915

Leisure Facilities—0.95%

24 Hour Fitness Worldwide Inc., Term Loan B	7.50%	04/22/16	4,175,981	4,166,564

AMF Group
First Lien Term Loan B	3.24%	06/08/13	1,286,405	1,199,573

Second Lien Term Loan	6.49%	12/08/13	66,603	49,120

Live Nation Entertainment, Inc., Term Loan B	4.50%	11/06/16	1,851,989	1,851,998

Six Flags Entertainment Corp., Term Loan B	4.25%	12/20/18	868,668	862,310

				8,129,565

Leisure Products—0.19%

Topps Company Inc. (The), Term Loan B (Acquired 10/12/07-02/26/10; Cost $1,575,392)	2.99%	10/12/14	1,645,636	1,588,039

See accompanying notes which are an integral part of this schedule.
     Invesco Floating Rate Fund

	Interest	Maturity	Principal
	Rate	Date	Amount	Value

Marine–0.30%

Dockwise Ltd.
Term Loan B1	2.22%	01/11/15	$231,557	$217,663

Term Loan B2	2.22%	01/11/15	980,696	924,306

Term Loan C	3.09%	01/11/16	214,741	202,931

Term Loan C2	3.09%	01/11/16	980,696	924,306

US Shipping LLC, Term Loan	2.50 - 9.20%	08/07/13	414,869	315,822

				2,585,028

Metal & Glass Containers–0.38%

BWAY Holding Company
Term Loan B	4.50%	02/23/18	2,161,969	2,143,052

Term Loan C	4.50%	02/23/18	204,968	203,174

MAUSER Corp.
Term Loan B2	2.84%	06/13/15	500,000	438,750

Term Loan C2	3.09%	06/13/16	500,000	441,250

				3,226,226

Movies & Entertainment–0.19%

AMC Entertainment, Inc., Term Loan B3	4.25%	02/22/18	1,351,426	1,347,487

Zuffa LLC, Term Loan	2.25%	06/19/15	301,612	294,072

				1,641,559

Oil & Gas Drilling–0.18%

Glenn Pool Oil & Gas Trust I, Term Loan	4.50%	05/02/16	1,518,076	1,499,100

Oil & Gas Equipment & Services–0.63%

Energy Transfer Partners, L.P.
Term Loan(e)	—	03/23/17	117,763	114,745

Term Loan	3.75%	03/23/17	1,428,725	1,392,114

Trevita Corp.
Delay Draw Term Loan	3.24%	11/14/14	947,345	913,203

Term Loan B	3.24%	11/14/14	1,174,908	1,132,565

Willbros Group, Inc., Term Loan B	9.50%	06/30/14	1,797,565	1,798,688

				5,351,315

Oil & Gas Exploration & Production–0.36%

Chesapeake Energy Corp.
Term Loan(e)	—	12/02/17	783,717	770,981

Term Loan	8.50%	12/02/17	1,563,434	1,541,963

EP Energy, Term Loan	6.50%	04/24/18	775,021	778,416

				3,091,360

Oil & Gas Refining & Marketing–0.29%

CITGO Petroleum Corp., Term Loan B	8.00%	06/24/15	766,308	773,396

Western Refining, Inc., Term Loan B	7.50%	03/15/17	1,712,869	1,719,600

				2,492,996

Oil & Gas Storage & Transportation–0.86%

Buffalo Gulf Coast Terminals LLC, Term Loan	7.50%	10/31/17	3,886,130	3,900,703

NGPL PipeCo LLC, Term Loan	6.50%	09/15/17	3,539,637	3,465,906

				7,366,609

Other Diversified Financial Services–0.01%

Tomkins PLC, Term Loan B	4.25%	09/29/16	44,683	44,599

See accompanying notes which are an integral part of this schedule.
                          Invesco Floating Rate Fund

	Interest	Maturity	Principal
	Rate	Date	Amount	Value

Packaged Foods & Meats–1.71%

DelMonte Corp., Term Loan	4.50%	03/08/18	$6,974,556	$6,827,776

Dole Foods Co., Inc.
Term Loan B2	5.00 - 6.00%	07/08/18	1,593,158	1,591,334

Term Loan C2	5.00 - 6.00%	07/08/18	2,850,919	2,847,655

JBS USA, LLC, Term Loan B	4.25%	05/25/18	3,383,686	3,354,079

				14,620,844

Paper Packaging–0.41%

Ranpak Corp., Term Loan B	4.75%	04/20/17	510,254	508,978

Sealed Air Corp., Term Loan B	4.75%	10/03/18	988,846	993,296

TricorBraun Inc., Term Loan B	5.50%	05/03/18	2,016,701	2,018,718

				3,520,992

Paper Products–0.56%

Exopack Holding Corp., Term Loan B	6.50%	05/31/17	2,810,120	2,790,801

Hoffmaster Group, Inc., First Lien Term Loan	6.50%	01/03/18	1,380,567	1,374,817

Xerium Techonologies, Inc., Term Loan B	5.50%	05/26/17	651,994	634,064

				4,799,682

Personal Products–0.59%

FTD Group, Inc., Term Loan B	4.75 - 5.75%	06/11/18	2,196,410	2,177,192

Revlon, Inc., Term Loan B	4.75%	11/19/17	2,880,783	2,871,334

				5,048,526

Pharmaceuticals–1.27%

Catalent Pharma Solutions, Inc.
U.S. Dollar Term Loan 1	4.24%	09/15/16	1,730,840	1,717,859

U.S. Dollar Term Loan 2	5.25%	09/15/17	1,004,813	997,277

Grifols S.A. (Spain), U.S. Term Loan B	4.50%	06/01/17	4,770,323	4,721,618

Quintiles Transnational Corp.
Term Loan B	5.00%	06/08/18	2,678,843	2,649,965

Term Loan B	7.50%	02/26/17	748,086	749,645

				10,836,364

Photographic Products–0.09%

Eastman Kodak Company, DIP Term Loan	8.50%	07/20/13	765,791	768,066

Precious Metals & Minerals–0.31%

Arch Coal, Inc., Term Loan B(e)	—	05/16/18	2,732,481	2,663,746

Publishing–1.27%

Endurance Business Media, Inc., First Lien Term Loan (Acquired 07/26/06; Cost $82,375)	6.50%	12/14/14	62,960	15,740

F & W Publications, Inc., Term Loan	7.75%	06/09/14	47,250	44,179

Gatehouse Media, Inc.
Delay Draw Term Loan	2.24%	08/28/14	591,250	186,983

Term Loan	2.49%	08/28/14	253,344	80,120

Term Loan B	2.24%	08/28/14	991,460	313,549

Tribune Company, Term Loan B(d)	5.25%	06/04/14	15,661,594	10,183,560

				10,824,131

Real Estate Management & Development–1.07%

CBRE Group, Inc.
Term Loan C	3.49%	03/05/18	334,940	331,088

Term Loan D	3.74%	09/04/19	8,919,789	8,817,211

				9,148,299

See accompanying notes which are an integral part of this schedule.
                         Invesco Floating Rate Fund

	Interest	Maturity	Principal
	Rate	Date	Amount	Value

Real Estate Services–1.22%

RE/MAX LLC, Term Loan B	5.50%	04/16/16	$2,076,300	$2,074,566

Realogy Corp.
Extended First Lien Term Loan(e)	—	10/10/16	556,255	509,807

Extended First Lien Term Loan	4.49%	10/10/16	5,189,108	4,755,818

Extended Revolver Loan(f)	0%	04/08/16	1,822,454	1,552,130

Extended Revolver Loan	3.49%	04/08/16	1,799,980	1,532,989

Extended Syn LOC	0.09%	10/10/16	28,905	26,491

				10,451,801

Research & Consulting Services–1.07%

Alpha Topco Ltd. (United Kingdom), Term Loan B	5.75%	04/28/17	2,603,382	2,605,282

IMG Worldwide, Inc., Term Loan B	5.50%	06/16/16	4,836,510	4,830,464

TASC Inc., Term Loan B	4.50%	12/18/15	1,774,741	1,743,133

				9,178,879

Restaurants–1.34%

Burger King Holdings, Inc., Term Loan B	4.50%	10/19/16	1,612,611	1,602,193

Caribbean Restaurants LLC, Term Loan B	9.00%	02/17/17	427,945	429,550

FOCUS Brands, Inc., Term Loan B	6.25 - 7.25%	02/21/18	794,715	795,708

Landry’s Inc., Term Loan B	6.50%	04/24/18	2,458,053	2,450,065

OSI Restaurant Partners, LLC
Prefunded Revolver Credit	0.29%	06/14/13	1,388,629	1,362,342

Term Loan	2.56%	06/14/14	1,881,368	1,845,753

Quiznos Corp., First Lien Term Loan	9.00%	01/24/17	11,219	9,572

Wendy’s International, Inc.
Delay Draw Term Loan(f)	0%	05/15/19	1,090,952	1,080,822

Term Loan(e)	—	05/15/19	500,000	495,358

Term Loan	4.75%	05/15/19	1,367,102	1,354,408

				11,425,771

Semiconductor Equipment–0.13%

Semtech Corp., Term Loan B	4.25%	03/20/17	1,070,483	1,071,821

Semiconductors–0.37%

Freescale Semiconductor, Inc., Term Loan	4.49%	12/01/16	3,354,868	3,157,770

Soft Drinks–0.19%

DS Waters of America, Inc., First Lien Term Loan	10.50%	08/29/17	1,655,231	1,665,577

Specialized Consumer Services–1.31%

Global Tel*Link Corp., Term Loan	6.00%	12/14/17	3,120,060	3,117,455

Jacobson Corp., Term Loan B	2.74%	06/19/14	1,364,765	1,290,562

ServiceMaster Company (The)
Delay Draw Term Loan	2.74%	07/24/14	119,152	116,452

Syn LOC	0.24%	07/24/14	5,000,000	4,775,000

Term Loan B	2.74 - 2.99%	07/24/14	1,925,199	1,881,584

				11,181,053

Specialized Finance–1.69%

Harland Clarke Corp.
Revolver Loan(f)	0%	06/28/13	1,346,988	1,202,186

Term Loan B	2.74 - 2.97%	06/30/14	2,781,886	2,552,381

MoneyGram International, Inc.
Term Loan B	4.25%	11/17/17	707,688	697,519

Term Loan B1	4.25%	11/17/17	949,008	935,371

Nuveen Investments, Inc.
Additional Extended First Lien Term Loan	5.97%	05/13/17	1,780,353	1,755,873

Extended First Lien Term Loan	5.97%	05/13/17	6,130,817	6,066,443

RJO Holdings Corp., Term Loan	6.99%	12/10/15	1,662,500	1,260,732

				14,470,505

See accompanying notes which are an integral part of this schedule.
                          Invesco Floating Rate Fund

	Interest	Maturity	Principal
	Rate	Date	Amount	Value

Specialty Chemicals–2.96%

Hexion Specialty Chemicals, Inc.
Credit Linked Deposit (Acquired 06/02/06; Cost $87,966)	0.14%	05/05/13	$87,966	$83,788

Term Loan C5 (Acquired 01/29/10-04/16/10; Cost $2,930,938)	4.25%	05/05/15	3,048,872	2,904,050

Term Loan C7 (Acquired 01/29/10-04/16/10; Cost $3,996,528)	4.25%	05/05/15	4,127,023	3,930,990

Ineos Holdings Ltd., U.S. Dollar Term Loan(e)	—	05/04/18	8,535,843	8,392,526

OMNOVA Solutions Inc., Term Loan	5.75%	05/31/17	4,166,138	4,168,763

Potters Holdings II, LP, First Lien Term Loan B	6.00%	05/06/17	1,576,282	1,568,400

PQ Corp., Term Loan	3.99%	07/30/14	4,435,377	4,271,512

				25,320,029

Specialty Stores–0.59%

Academy Sports and Outdoors, Term Loan	6.00%	08/03/18	136,069	136,580

Claire’s Stores Inc., Term Loan B	3.22%	05/29/14	126,704	118,276

Clarie’s Stores Inc., Term Loan B	2.99%	05/29/14	878,846	820,385

Guitar Center, Inc., Term Loan	5.73%	04/10/17	2,500,000	2,350,012

Gymboree Corp., Term Loan B	5.00%	02/23/18	99,019	92,106

Michaels Stores, Inc., Term Loan B3	5.00%	07/31/16	904,458	902,762

Toys ‘R’ Us-Delaware, Inc., Term Loan B3(e)	—	05/25/18	690,965	656,993

				5,077,114

Steel–0.12%

Tube City IMS Corp., Term Loan B	5.75%	03/20/19	1,003,755	1,005,010

Systems Software–1.57%

Blackboard Inc.
First Lien Term Loan	7.50%	10/04/18	2,862,505	2,742,652

Incremental Term Loan B1	7.50%	10/04/18	476,665	448,065

Second Lien Term Loan	11.50%	04/04/19	853,824	790,855

Lawson Software, Inc., Term Loan B	6.25%	04/05/18	1,728,959	1,731,120

Mirion Technologies, Inc., Term Loan	6.25%	03/30/18	1,773,375	1,768,941

Sophia, L.P., Term Loan	6.25%	07/19/18	5,881,881	5,913,408

				13,395,041

Textiles–0.08%

Warnaco Group, Inc., Term Loan B	3.75%	06/17/18	671,172	667,817

Trading Companies & Distributors–0.30%

Flying Fortress Inc., Term Loan	5.00%	06/30/17	2,139,823	2,138,486

International Lease Finance Corp., Term Loan	4.75%	04/12/16	395,999	396,890

				2,535,376

Trucking–0.44%

Avis Budget Car Rental, LLC, Term Loan B	6.25%	09/21/18	801,705	803,541

Hertz Corp.
LOC	1.00%	03/11/18	551,589	532,283

Term Loan B	3.75%	03/11/18	235,588	232,152

Kenan Advantage Group, Inc., Term Loan B	4.50%	06/11/16	1,237,769	1,231,580

Swift Transportation Inc., Term Loan B2	5.00%	12/21/17	974,737	972,909

				3,772,465

See accompanying notes which are an integral part of this schedule.
                         Invesco Floating Rate Fund

	Interest	Maturity	Principal
	Rate	Date	Amount	Value

Wireless Telecommunication Services–3.87%

Asurion Corp.
First Lien Term Loan	5.50%	05/24/18	$6,103,338	$6,024,849

Second Lien Term Loan	9.00%	05/24/19	2,198,154	2,218,080

Cellular South, Inc., Term Loan B	4.50%	07/27/17	3,175,432	3,164,842

FairPoint Communications, Inc., Term Loan	6.50%	01/22/16	1,924,106	1,614,450

Lonestar Intermediate Super Holdings LLC, Term Loan	11.00%	09/02/19	2,788,395	2,847,663

MetroPCS Communications, Inc., Term Loan B3	4.00%	03/17/18	9,188,667	8,973,698

RCN Corp., Term Loan	6.50%	08/26/16	4,303,320	4,292,561

Securus Technologies, Inc., Term Loan B	5.25%	05/31/17	1,725,656	1,719,910

U.S. TelePacific, Term Loan B	5.75%	02/23/17	2,298,934	2,175,366

				33,031,419

Total Senior Secured Floating Rate Interest Loans (Cost $779,456,922)				768,774,128

Bonds and Notes–6.32%

Agricultural Products–0.11%

Post Holdings Inc., Sr. Unsec. Gtd. Notes (g)	7.38%	02/15/22	883,000	902,868

Airlines–0.05%

Continental Airlines, Inc., Sr. Sec. Gtd. Notes (g)	6.75%	09/15/15	460,000	464,600

Broadcasting–0.37%

Cequel Communications, LLC, Sr. Unsec. Notes (g)	8.63%	11/15/17	1,766,000	1,858,715

UPCB Finance V Ltd. (Cayman Islands), Sr. Unsec. Gtd. Notes (g)	7.25%	11/15/21	1,074,000	1,111,754

UPCB Finance VI Ltd. (Cayman Islands), Sr. Secured Notes (g)	6.88%	01/15/22	173,000	171,322

				3,141,791

Communications Equipment–0.24%

Goodman Networks, Inc., Sr. Sec. Notes (g)	12.13%	07/01/18	2,050,000	2,083,312

Diversified Chemicals–0.08%

Ineos Finance PLC (United Kingdom),
Sr. Sec. Gtd. Bonds(g)	8.38%	02/15/19	241,000	248,833

Sr. Sec. Gtd. Notes(g)	7.50%	05/01/20	157,000	156,215

Taminco Global Chemical Corp. Sr. Sub. Gtd. Sub. Notes (g)	9.75%	03/31/20	226,000	232,780

				637,828

Health Care Equipment–0.84%

Accellent Inc., Sr. Sec. Gtd. Global Notes	8.38%	02/01/17	1,688,000	1,683,780

Apria Healthcare Group, Inc., Sr. Sec. Gtd. Global Notes	11.25%	11/01/14	4,075,000	4,197,250

DJO Finance LLC/Corp., Sec. Notes	8.75%	03/15/18	1,301,000	1,317,262

				7,198,292

Health Care Facilities–0.22%

Community Health Systems, Inc., Sr. Unsec. Gtd. Global Notes	8.00%	11/15/19	1,382,000	1,420,005

Kindred Healthcare, Inc., Sr. Unsec. Gtd. Global Notes	8.25%	06/01/19	542,000	478,315

				1,898,320

Hotels, Resorts & Cruise Lines–0.04%

Chester Downs & Marina LLC, Sr. Sec. Gtd. Sub. Notes (g)	9.25%	02/01/20	331,000	345,895

Household Products–0.71%

Reynolds Group Holdings Ltd.,
Sr. Sec. Notes(g)	7.88%	08/15/19	3,924,000	4,159,440

Sr. Unsec. Notes(g)	9.88%	08/15/19	1,879,000	1,879,000

				6,038,440

See accompanying notes which are an integral part of this schedule.
                         Invesco Floating Rate Fund

	Interest	Maturity	Principal
	Rate	Date	Amount	Value

Independent Power Producers & Energy Traders–1.08%

Calpine Corp.,
Sr. Sec. Gtd. Notes(g)	7.25%	10/15/17	$1,115,000	$1,181,900

Sr. Sec. Gtd. Notes(g)	7.50%	02/15/21	2,577,695	2,706,580

Sr. Sec. Gtd. Notes(g)	7.88%	01/15/23	694,258	737,649

NRG Energy, Inc., Sr. Unsec. Gtd. Global Notes (g)	7.63%	05/15/19	4,698,000	4,615,785

				9,241,914

Integrated Telecommunication Services–0.24%

Paetec Holding Corp., Sr. Sec. Gtd. Global Notes	8.88%	06/30/17	578,000	622,795

Windstream Corp., Sr. Unsec. Gtd. Global Notes	7.50%	06/01/22	1,484,000	1,446,900

				2,069,695

Metal & Glass Containers–0.49%

Berry Plastics Holding Corp.,

Sec. Gtd. Floating Rate Global Notes(h)	4.35%	09/15/14	996,000	978,570

Sr. Sec. Gtd. Floating Rate Global Notes(h)	5.22%	02/15/15	3,246,000	3,230,581

				4,209,151

Oil & Gas Refining & Marketing–0.38%

Coffeyville Resources LLC, Sr. Sec. Gtd. Notes (g)	9.00%	04/01/15	3,059,000	3,273,130

Oil & Gas Storage & Transportation–0.20%

NGPL PipeCo LLC, Sr. Sec. Notes (g)	9.63%	06/01/19	786,000	811,545

Targa Resources Partners L.P./Targa Resources Partners Finance Corp., Sr. Unsec. Gtd. Notes (g)	6.38%	08/01/22	865,000	867,163

				1,678,708

Paper Products–0.19%

Verso Paper Holdings LLC, Sr. Sec. Gtd. Notes (g)	11.75%	01/15/19	1,626,000	1,634,130

Tires & Rubber–0.09%

Goodyear Tire & Rubber Co. (The), Sr. Unsec. Gtd. Notes	7.00%	05/15/22	797,000	785,045

Trading Companies & Distributors–0.49%

Air Lease Corp., Sr. Unsec. Notes (g)	7.38%	01/30/19	4,045,000	4,166,350

Trucking–0.08%

Avis Budget Car Rental LLC/Avis Budget Finance Inc., Sr. Unsec. Gtd. Notes	8.25%	01/15/19	644,000	666,540

Wireless Telecommunication Services–0.42%

Wind Acquisition Finance S.A. (Luxembourg), Sr. Sec. Gtd. Notes (g)	7.25%	02/15/18	4,113,000	3,552,275

Total Bonds and Notes (Cost $53,287,078)				53,988,284

See accompanying notes which are an integral part of this schedule.
                         Invesco Floating Rate Fund

	Interest	Maturity	Principal
	Rate	Date	Amount	Value

Structured Products–2.42%

Apidos Cinco CDO Ltd., Series 2007-CX, Class D, Sub. Floating Rate Notes(g)(h)	4.72%	05/14/20	$345,000	$244,099

Apidos Quattro CDO Ltd., Series 2006-QA, Class E, Jr. Sub. Floating Rate Notes(g)(h)	4.07%	01/20/19	408,000	285,844

Ares XI CLO Ltd. (Cayman Islands), Series 2007-A, Class D, Mezzanine Floating Rate Notes(g)(h)	3.47%	10/11/21	724,000	534,958

Atrium CDO, Series 4A, Class D2, Sub. Bonds(g)	9.18%	06/08/19	205,000	178,871

Banc of America Large Loan Inc., Series 2010, Class HLTN, Floating Rate Pass Through Ctfs.(g)(h)	1.99%	11/15/15	10,259,239	9,599,539

Columbus Nova CLO Ltd., Series 2007-1A, Class E, Mezzanine Floating Rate Notes(g)(h)	4.10%	05/16/19	1,093,000	722,764

Flagship CLO VI, Series 2007-1A, Class E, Mezzanine Floating Rate Notes(g)(h)	5.29%	06/10/21	1,153,648	793,585

Flagship CLO VI, Series 2007-1X, Class E, Mezzanine Floating Rate Notes(g)(h)	5.29%	06/10/21	986,647	678,706

Four Corners CLO II, Ltd., Series 2006-2A, Class D, Deferrable Floating Rate Notes(g)(h)	2.32%	01/26/20	310,000	226,254

Four Corners CLO II, Ltd., Series 2006-2X, Class D, Deferrable Floating Rate Notes(g)(h)	2.32%	01/26/20	103,000	75,175

Genesis CLO Ltd., Series 2007-1A, Class E, Mezzanine Floating Rate Notes(g)(h)	6.97%	10/10/14	1,007,000	913,968

Halcyon Loan Investors CLO Ltd., Series 2007-2A, Class D, Mezzanine Floating Rate Notes(g)(h)	4.07%	04/24/21	917,000	618,764

ING Investment Management CLO III Ltd., Series 2006-3A, Class D, Sub. Floating Rate Notes(g)(h)	3.97%	12/13/20	1,188,000	761,793

ING Investment Management CLO IV Ltd., Series 2007-4A, Class D, Floating Rate Notes(g)(h)	4.72%	06/14/22	293,000	201,162

Madison Park Funding I Ltd., Series 2007-4A, Class E, Sub. Floating Rate Notes(g)(h)	4.07%	03/22/21	1,344,106	926,696

Pacifica CDO Ltd., Series 2006-6A, Class D, Sub. Floating Rate Notes(g)(h)	4.22%	08/15/21	565,000	365,915

Sierra CLO Ltd., Series 2006-2A, Class B2L, Sub. Floating Rate Notes(h)	3.97%	01/22/21	733,000	484,507

Silverado CLO Ltd., Series 2006-2A, Class D, Sub. Floating Rate Notes(g)(h)	4.22%	10/16/20	886,000	607,895

Symphony CLO IX Ltd., Series 2012-9A, Class E, Sr. Floating Rate Notes(g)(h)	5.37%	04/16/22	1,901,000	1,604,444

Symphony CLO VIII Ltd., Series 2012-8A, Class E, Sr. Floating Rate Notes(g)(h)	6.51%	01/09/23	1,035,000	873,251

Total Structured Products (Cost $21,451,753)				20,698,190

	Shares

Common Stocks & Other Equity Interests–1.04%

Aerospace & Defense–0.03%

ACTS Aero Technical Support & Services, Inc.(i)	122,977	261,327

Auto Parts & Equipment–0.02%

Dayco Products, LLC (i)	856	29,746

Dayco Products, LLC (i)	3,261	113,320

		143,066

Broadcasting–0.37%

ION Media Networks, Inc. (i)	4,471	3,129,700

New Vision Television, -Class A, Wts., expiring 09/30/14(i)	5,707	28,535

New Vision Television, -Class B, Wts., expiring 09/30/14(i)	1,027	10,270

		3,168,505

Building Products–0.17%

Masonite Worldwide Holdings (Canada)(i)	53,093	1,460,058

Casinos & Gaming–0.03%

BLB Worldwide Holdings, Inc.(i)	18,663	222,090

Commodity Chemicals–0.14%

LyondellBasell Industries N.V. (Netherlands) -Class A(i)	29,865	1,178,473

Construction & Engineering–0.00%

United Subcontractors, Inc. (i)	4,587	9,173

See accompanying notes which are an integral part of this schedule.
                          Invesco Floating Rate Fund

	Shares	Value

Diversified Real Estate Activities–0.00%

Lake Las Vegas Resort Class A(i)	518	$0

Lake Las Vegas Resort Class B(i)	4	0

Lake Las Vegas Resort Warrant C, expiring 07/15/15(i)	17	0

Lake Las Vegas Resort Warrant D, expiring 07/15/15(i)	24	0

Lake Las Vegas Resort Warrant E, expiring 07/15/15(i)	27	0

Lake Las Vegas Resort Warrant F, expiring 07/15/15(i)	30	0

Lake Las Vegas Resort Warrant G, expiring 07/15/15(i)	34	0

		0

Diversified Support Services–0.00%

Bankruptcy Management Solutions, Inc.(i)	214	6

Bankruptcy Management Solutions, Inc.,-Wts., expiring 10/01/17(i)	18	0

		6

Environmental & Facilities Services–0.22%

Safety-Kleen Systems, Inc. (i)(j)	150,812	1,885,150

Integrated Telecommunication Services–0.03%

FairPoint Communications Inc. (i)	44,928	244,408

Marine–0.00%

US Shipping LLC(i)	87,805	0

US Shipping LLC(i)	6,189	0

		0

Oil & Gas Storage & Transportation–0.02%

SemGroup Corp.(i)	6,668	201,040

Paper Products–0.00%

Xerium Technologies, Inc.(i)	1,766	6,358

Publishing–0.00%

Endurance Business Media, Inc.(i)	124	1,235

F&W Publications, Inc.(i)	288	37

F&W Publications, Inc., -Wts., expiring 12/09/17(i)	496	65

		1,337

Specialty Chemicals–0.01%

MetoKote Corporation, Inc., -Wts., expiring 11/22/23(i)	95	97,963

Total Common Stocks & Other Equity Interests (Cost $17,211,680)		8,878,954

Money Market Funds–2.10%

Liquid Assets Portfolio – Institutional Class(k)	8,966,508	8,966,508

Premier Portfolio – Institutional Class(k)	8,966,507	8,966,507

Total Money Market Funds (Cost $17,933,015)		17,933,015

TOTAL INVESTMENTS–101.87% (Cost $889,340,448)		870,272,571

OTHER ASSETS LESS LIABILITIES–(1.87)%		(15,969,848)

NET ASSETS–100.00%		$854,302,723

See accompanying notes which are an integral part of this schedule.
                         Invesco Floating Rate Fund

Investment Abbreviations:

CDO	— Collateralized Debt Obligation
CLO	— Collateralized Loan Obligation
Ctfs.	— Certificates
DIP	— Debtor-in-possession
Gtd.	— Guaranteed
Jr.	— Junior
LOC	— Line of Credit
REIT	— Real Estate Investment Trust
Sec.	— Secured
Sr.	— Senior
Sub.	— Subordinated
Syn LOC	— Synthetic Letter of Credit
Unsec.	— Unsecured
Wts.	— Warrants
Notes to Schedule of Investments:

(a)	Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor’s.

(b)	Senior secured corporate loans and senior secured debt securities are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended and may be subject to contractual and legal restrictions on sale. Senior secured corporate loans and senior secured debt securities in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Inter-Bank Offered Rate (“LIBOR”), on set dates, typically every 30 days but not greater than one year; and/or have interest rates that float at a margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(c)	Senior secured floating rate interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior secured floating rate interests will have an expected average life of three to five years.

(d)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at May 31, 2012 was $12,253,641, which represented 1.43% of the Fund’s Net Assets

(e)	This floating rate interest will settle after May 31, 2012, at which time the interest rate will be determined.

(f)	All or a portion of this holding is subject to unfunded loan commitments. See Note 3.

(g)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2012 was $51,239,016, which represented 6.00% of the Fund’s Net Assets.

(h)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2012.

(i)	Non-income producing security.

(j)	Acquired as part of a bankruptcy restructuring.

(k)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
                                        Invesco Floating Rate Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2012
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations – Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
     Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price (“NOCP”) as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.
     Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
                                        Invesco Floating Rate Fund

A.	Security Valuations — (continued)
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from the settlement date. Facility fees received may be amortized over the life of the loan. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Other Risks — The Fund may invest all or substantially of its assets in senior secured floating rate loans, senior secured debt securities or other securities rated below investment grade. These securities are generally considered to have speculative characteristics and are subject to greater risk of loss of principal and interest than higher rated securities. The value of lower quality debt securities and floating rate loans can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments.
     The Fund invests in Corporate Loans from U.S. or non-U.S. companies (the “Borrowers”). The investment of the Fund in a Corporate Loan may take the form of participation interests or assignments. If the Fund purchases a participation interest from a syndicate of lenders (“Lenders”) or one of the participants in the syndicate (“Participant”), one or more of which administers the loan on behalf of all the Lenders (the “Agent Bank”), the Fund would be required to rely on the Lender that sold the participation interest not only for the enforcement of the Fund’s rights against the Borrower but also for the receipt and processing of payments due to the Fund under the Corporate Loans. As such, the Fund is subject to the credit risk of the Borrower and the Participant. Lenders and Participants interposed between the Fund and a Borrower, together with Agent Banks, are referred to as “Intermediate Participants”.
                                        Invesco Floating Rate Fund

E.	Bank Loan Risk Disclosures — Although the resale, or secondary market for floating rate loans has grown substantially over the past decade, both in overall size and number of market participants, there is no organized exchange or board of trade on which floating rate loans are traded. Instead, the secondary market for floating rate loans is a private, unregulated interdealer or interbank resale market. Such a market may therefore be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods. Similar to other asset classes, bank loan funds may be exposed to counterparty credit risk, or the risk than an entity with which the Fund has unsettled or open transactions may fail to or be unable to perform on its commitments. The Fund manages counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

F.	Securities Purchased on a When-Issued and Delayed Delivery Basis — The Fund may purchase and sell interests in Corporate Loans and Corporate Debt Securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of May 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
     During the nine months ended May 31, 2012, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$21,023,352	$5,690,654	$97,963	$26,811,969

Senior Secured Floating Rate Interest Loans	—	768,774,128	—	768,774,128

Corporate Debt Securities	—	53,988,284	—	53,988,284

Asset Backed Securities	—	20,698,190	—	20,698,190

Total Investments	$21,023,352	$849,151,256	$97,963	$870,272,571

                                        Invesco Floating Rate Fund

NOTE 3 — Unfunded Loan Commitments
As of May 31, 2012, the Fund had unfunded loan commitments, which could be extended at the option of the borrower, pursuant to the following loan agreements with the following borrowers:

Borrower		Principal Amount	Value

Delta Air Lines, Inc.	Revolver Loan	$1,500,000	$1,474,695

General Motors Co. LLC	Revolver Loan	8,254,240	7,428,816

Harland Clarke Corp.	Revolver Loan	1,346,988	1,202,186

Lake Las Vegas	Revolver Loan	14,105	13,047

Lake Las Vegas	Term Loan	8,493	8,498

Realogy Corp.	Revolver Loan	1,822,454	1,552,130

Wendy’s International, Inc.	Delay Draw Term Loan	1,090,952	1,080,822

West Corp.	Revolver Loan	1,747,822	1,726,760

		$15,785,054	$14,486,954

NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended May 31, 2012 was $515,671,783 and $539,538,301, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$6,473,189

Aggregate unrealized (depreciation) of investment securities	(28,244,666)

Net unrealized appreciation (depreciation) of investment securities	$(21,771,477)

Cost of investments for tax purposes is $892,044,048.
                                        Invesco Floating Rate Fund

Invesco Global Real Estate Income Fund
Quarterly Schedule of Portfolio Holdings
May 31, 2012

invesco.com/us	GREI-QTR-1 05/12	Invesco Advisers, Inc.

Schedule of Investments
May 31, 2012
(Unaudited)

	Shares	Value

Real Estate Investment Trusts, Common Stocks & Other Equity Interests—53.35%
Australia—5.30%
BWP Trust	709,159	$1,279,880
CFS Retail Property Trust	1,628,066	2,978,256
Challenger Diversified Property Group	4,499,384	2,389,144
Charter Hall Group	578,868	1,268,980
Charter Hall Retail REIT	897,960	2,869,614
Commonwealth Property Office Fund	1,401,507	1,372,316
Dexus Property Group	1,358,752	1,244,402
Investa Office Fund	953,444	2,496,277
Mirvac Group	2,159,651	2,581,567
Stockland	843,045	2,614,439
Westfield Retail Trust	495,123	1,310,247

		22,405,122

Belgium—0.34%
Befimmo S.C.A. Sicafi	8,429	476,927
Intervest Offices & Warehouses	43,310	952,845

		1,429,772

Canada—5.96%
Artis REIT	156,100	2,347,300
Boardwalk REIT	42,800	2,423,585
Brookfield Canada Office Properties	100,101	2,570,879
Calloway REIT	79,100	2,206,341
Canadian Apartment Properties REIT	92,200	2,140,150
Chartwell Seniors Housing REIT	315,000	2,942,959
Cominar REIT	100,200	2,291,999
Dundee REIT	54,900	1,908,598
H&R REIT	101,300	2,346,492
Primaris Retail REIT	97,900	2,160,017
RioCan REIT	72,700	1,873,458

		25,211,778

China—1.41%
Agile Property Holdings Ltd.	916,000	1,060,315
CapitaRetail China Trust	1,281,000	1,241,857
Guangzhou R&F Properties Co. Ltd. -Class H	1,056,800	1,394,316
Shimao Property Holdings Ltd.	805,000	1,075,462
Soho China Ltd.	1,792,000	1,214,367

		5,986,317

Finland—0.15%
Sponda Oyj	173,091	628,210

France—1.24%
Gecina S.A.	12,290	1,048,150
Klepierre	34,319	1,061,374
Unibail-Rodamco S.E.	18,924	3,136,019

		5,245,543

Germany—1.21%
Alstria Office REIT-AG	149,834	1,456,387
Deutsche Euroshop AG	68,625	2,530,636
GSW Immobilien AG	32,313	1,125,998

		5,113,021

Hong Kong—1.94%
Champion REIT	3,967,000	1,604,790
Hang Lung Properties Ltd.	718,000	2,278,340
Hongkong Land Holdings Ltd.	127,000	706,209
Kerry Properties Ltd.	429,000	1,707,820
Sino Land Co. Ltd.	1,395,000	1,921,484

		8,218,643

Japan—5.12%
Advance Residence Investment	588	1,083,265
Frontier Real Estate Investment Corp.	198	1,693,441
Industrial & Infrastructure Fund Investment Corp.	351	2,176,620
Japan Prime Realty Investment Corp.	457	1,305,548
Japan Real Estate Investment Corp.	188	1,660,659
Kenedix Realty Investment Corp.	589	1,933,760
Mitsui Fudosan Co., Ltd.	69,000	1,142,294
Nippon Building Fund Inc.	160	1,455,986
Nomura Real Estate Office Fund, Inc.	499	2,776,732
Nomura Real Estate Residential Fund, Inc.	446	2,220,322
ORIX JREIT Inc.	99	442,303
Tokyu Land Corp.	395,000	1,736,726
United Urban Investment Corp.	1,863	2,014,247

		21,641,903

Netherlands—0.86%
Corio N.V.	46,278	1,924,429
Eurocommercial Properties N.V. (a)	12,827	421,117
VastNed Retail N.V.	16,397	639,587
Wereldhave N.V.	10,742	657,922

		3,643,055

New Zealand—1.64%
AMP NZ Office Ltd.	2,072,309	1,455,144
Goodman Property Trust	4,495,037	3,358,894
Kiwi Income Property Trust	2,685,331	2,109,061

		6,923,099

Singapore—2.33%
Ascendas REIT	1,527,000	2,421,991
Ascott Residence Trust	620,000	503,858
CapitaCommercial Trust	547,000	520,791
Fortune REIT	1,365,000	763,695
Frasers Centrepoint Trust	1,387,000	1,748,003
Mapletree Industrial Trust	436,000	388,178
Mapletree Logistics Trust	1,038,000	784,033
Starhill Global REIT	1,826,000	885,102
Suntec REIT	1,842,000	1,831,692

		9,847,343

See accompanying notes which are an integral part of this schedule.
Invesco Global Real Estate Income Fund

	Shares	Value

South Africa—1.42%
Capital Property Fund	429,034	$480,121
Fountainhead Property Trust	1,911,557	1,591,998
Growthpoint Properties Ltd.	950,188	2,319,987
Hyprop Investments Ltd.	93,506	638,856
SA Corporate Real Estate Fund	2,559,331	976,804

		6,007,766

Sweden—0.33%
Castellum AB	56,401	633,688
Hufvudstaden AB	77,090	779,366

		1,413,054

United Kingdom—4.41%
British Land Co. PLC	657,038	4,878,612
Hammerson PLC	429,688	2,765,700
Hansteen Holdings PLC	1,809,900	2,032,513
Land Securities Group PLC	369,862	4,050,178
Safestore Holdings PLC	678,188	1,190,053
SEGRO PLC	1,130,392	3,732,569

		18,649,625

United States—19.69%
Acadia Realty Trust	37,500	838,875
Alexandria Real Estate Equities, Inc.	18,000	1,232,280
American Campus Communities, Inc.	18,400	807,760
AvalonBay Communities, Inc.	16,500	2,305,875
BioMed Realty Trust, Inc.	74,500	1,344,725
Brandywine Realty Trust	132,500	1,487,975
Cohen & Steers Quality Income Realty Fund, Inc.	201,773	1,995,535
Corporate Office Properties Trust	33,500	737,335
DCT Industrial Trust Inc.	122,200	711,204
DiamondRock Hospitality Co.	211,900	2,106,286
Digital Realty Trust, Inc.	79,700	5,640,369
DuPont Fabros Technology Inc.	18,700	476,663
EastGroup Properties, Inc.	18,900	936,873
Entertainment Properties Trust	24,300	1,002,861
Equity Lifestyle Properties, Inc.	22,600	1,488,436
Essex Property Trust, Inc.	13,200	1,986,072
Extra Space Storage Inc.	48,600	1,378,296
General Growth Properties, Inc.	31,500	527,625
Government Properties Income Trust	188,950	4,041,641
Healthcare Realty Trust, Inc.	174,600	3,820,248
Highwoods Properties, Inc.	23,500	758,110
Home Properties, Inc.	13,100	785,214
Hospitality Properties Trust	381,300	8,964,363
Inland Real Estate Corp.	368,350	3,027,837
Liberty Property Trust	154,600	5,359,982
LTC Properties, Inc.	47,600	1,536,052
Mack-Cali Realty Corp.	57,700	1,571,748
National Retail Properties Inc.	232,200	6,150,978
Neuberger Berman Real Estate Securities Income Fund Inc.	9,750	40,560
Pebblebrook Hotel Trust	56,700	1,244,565
Piedmont Office Realty Trust Inc. -Class A	85,000	1,403,350
PS Business Parks, Inc.	12,100	797,269
Public Storage	6,200	827,514
Retail Opportunity Investments Corp. (a)	66,600	800,532
RLJ Lodging Trust	40,900	721,067
Senior Housing Properties Trust	279,950	5,780,967
Simon Property Group, Inc.	10,700	1,578,464
Tanger Factory Outlet Centers, Inc.	45,800	1,420,258
Ventas, Inc.	32,500	1,911,650
Washington REIT	37,000	1,041,180
Weingarten Realty Investors	60,200	1,539,916
Weyerhaeuser Co.	59,400	1,182,654

		83,311,164

Total Real Estate Investment Trusts, Common Stocks & Other Equity Interests (Cost $223,356,957)		225,675,415

Preferred Stocks—21.80%
United States—21.80%
Alexandria Real Estate Equities Inc., Series D, $1.75 Conv. Pfd.	35,000	905,625
BioMed Realty Trust, Inc., Series A, 7.38% Pfd.	79,600	2,024,228
Brandywine Realty Trust, Series D, 7.38% Pfd.	10,355	260,842
CBL & Associates Properties, Inc., Series D, 7.38% Pfd.	184,700	4,613,806
Corporate Office Properties Trust, Series J, 7.63% Pfd.	22,000	563,200
Digital Realty Trust Inc., Series F, 6.63% Pfd.	80,000	2,036,000
DuPont Fabros Technology, Inc., Series A, 7.88% Pfd.	59,400	1,534,896
DuPont Fabros Technology, Inc., Series B, 7.63% Pfd.	140,400	3,594,240
Eagle Hospitality Properties Trust Inc., Series A, 8.25% Pfd.	195,800	501,738
Entertainment Properties Trust, Series C, $1.44 Conv. Pfd.	50,000	959,500
Entertainment Properties Trust, Series E, $2.25 Conv. Pfd.	54,400	1,488,928
Equity Lifestyle Properties, Inc., Series A, 8.03% Pfd.	4,400	112,750
Essex Property Trust, Inc., Series H, 7.13% Pfd.	120,000	3,160,800
Health Care REIT, Inc., Series I, $3.25 Conv. Pfd.	82,500	4,426,950
Health Care REIT, Inc., Series J, 6.50% Pfd.	80,000	2,096,120
Hersha Hospitality Trust, Series A, 8.00% Pfd.	7,520	193,640
Hospitality Properties Trust, Series C, 7.00% Pfd.	98,800	2,504,580
Hospitality Properties Trust, Series D, 7.13% Pfd.	80,125	2,111,294
Hudson Pacific Properties Inc., Series B, 8.38% Pfd.	44,000	1,157,200
See accompanying notes which are an integral part of this schedule.
Invesco Global Real Estate Income Fund

	Shares	Value

United States—(continued)
Inland Real Estate Corp., Series A, 8.13% Pfd.	39,385	$998,410
Kilroy Realty Corp., Series G, 6.88% Pfd.	274,000	6,940,420
LaSalle Hotel Properties, Series G, 7.25% Pfd.	91,450	2,283,506
LaSalle Hotel Properties, Series H, 7.50% Pfd.	103,900	2,665,035
National Retail Properties Inc., Series D, 6.63% Pfd.	136,000	3,446,240
Pebblebrook Hotel Trust, Series A, 7.88% Pfd.	178,700	4,573,380
ProLogis, Inc., Series Q, 8.54% Pfd.	950	58,395
PS Business Parks, Inc., Series R, 6.88% Pfd.	45,000	1,210,050
PS Business Parks, Inc., Series S, 6.45% Pfd.	120,000	3,177,600
Public Storage, 5.90% Pfd.	40,000	1,056,252
Public Storage, 6.88% Pfd.	23,100	651,420
Public Storage, Series Q, 6.50% Pfd.	10,000	276,500
Public Storage, Series R, 6.35% Pfd.	170,000	4,663,100
Public Storage, Series T, 5.75% Pfd.	80,000	2,072,800
Regency Centers, Series 6, 6.63% Pfd.	120,000	3,112,500
SL Green Realty Corp., Series C, 7.63% Pfd.	181,100	4,612,617
SL Green Realty Corp., Series D, 7.88% Pfd.	29,200	741,680
Sunstone Hotel Investors, Inc., Series A, 8.00% Pfd.	76,475	1,904,228
Sunstone Hotel Investors, Inc., Series D, 8.00% Pfd.	55,960	1,407,394
Vornado Realty Trust, Series E, 7.00% Pfd.	112,863	2,933,309
Vornado Realty Trust, Series H, 6.75% Pfd.	91,800	2,331,720
Vornado Realty Trust, Series I, 6.63% Pfd.	184,203	4,678,756
Vornado Realty Trust, Series J, 6.88% Pfd.	80,000	2,180,000

Total Preferred Stocks (Cost $89,959,620)		92,221,649

	Principal
	Amount

Mortgage Backed Securities—12.99%
Ireland—0.81%
DECO, Series 2012-MHLA, Class C, Floating Rate Pass Through Ctfs., 3.28%, 07/28/21(b)(c)(d)	GBP	1,166,667	1,574,080
Titan Europe PLC, Series 2005-CT1X, Class C, Floating Rate Pass Through Ctfs., 1.61%, 07/28/14(b)(c)	GBP	1,260,284	1,840,563

			3,414,643

United Kingdom—1.48%
Eclipse Ltd., Series 2006-4, Class A, Floating Rate Pass Through Ctfs., 1.25%, 10/25/18(b)(c)	GBP	1,910,860	2,467,555
Mall Funding PLC (The), Series 1, Class A, Floating Rate Pass Through Ctfs., 1.69%, 04/22/17(b)(c)	GBP	1,360,896	1,788,750
Opera Finance PLC, Series SCOT, Class C, Floating Rate Pass Through Ctfs., 1.39%, 07/31/14(b)(c)	GBP	1,319,255	2,027,889

			6,284,194

United States—10.70%
Banc of America Large Loan Inc., Series 2006-BIX1, Class E, Floating Rate Pass Through Ctfs., 0.48%, 10/15/19(b)(d)		$1,900,000	1,815,254
Bear Stearns Commercial Mortgage Securities,
Series 2004-PWR6, Class B, Variable Rate Pass Through Ctfs., 4.95%, 11/11/41(b)(d)		50,000	47,533
Series 2005-T18, Class AJ, Variable Rate Pass Through Ctfs., 5.01%, 02/13/42(b)		350,000	357,994
Series 2006-T22, Class AJ, Variable Rate Pass Through Ctfs., 5.71%, 04/12/38(b)		2,900,000	2,959,399
Series 2006-T24, Class AJ, Variable Rate Pass Through Ctfs., 5.60%, 10/12/41(b)		5,950,000	4,789,078
Citigroup Commercial Mortgage Trust, Series 2005-EMG, Class D, Variable Rate Pass Through Ctfs., 5.03%, 09/20/51(b)(d)		500,000	491,811
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-C3, Class G, Variable Rate Pass Through Ctfs., 4.62%, 05/15/38(b)(d)		25,000	22,966
DLJ Commercial Mortgage Corp., Series 1998-CG1, Class B4, Variable Rate Pass Through Ctfs., 7.45%, 06/10/31(b)(d)		340,000	352,651
GMAC Commercial Mortgage Securities Inc., Series 1998-C2, Class F, Pass Through Ctfs., 6.50%, 05/15/35(d)		165,325	171,767
GS Mortgage Securities Corp. II, Series 2003-C1, Class J, Variable Rate Pass Through Ctfs., 5.31%, 01/10/40(b)(d)		900,000	901,825
GS Mortgage Securities Corp. II, Series 2011-ALF, Class D, Pass Through Ctfs., 4.21%, 02/10/21(d)		3,500,000	3,490,550
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2002-CIB5, Class S2, Variable Rate Pass Through Ctfs., 8.65%, 10/12/37(b)(d)		1,874,472	1,893,417
Series 2011-C4, Class TAC1, Pass Through Ctfs., 7.99%, 07/15/46 (d)		1,970,486	2,121,149
See accompanying notes which are an integral part of this schedule.
Invesco Global Real Estate Income Fund

	Principal
	Amount		Value

United States—(continued)
LB-UBS Commercial Mortgage Trust,
Series 2002-C7, Class B, Pass Through Ctfs., 5.08%, 01/15/36		$96,000	$97,375
Series 2005-C1, Class C, Variable Rate Pass Through Ctfs., 4.84%, 02/15/40(b)		170,000	166,643
Series 2006-C4, Class AJ, Variable Rate Pass Through Ctfs., 6.09%, 06/15/38(b)		5,260,000	4,251,058
Merrill Lynch Mortgage Trust,
Series 2004-KEY2, Class D, Variable Rate Pass Through Ctfs., 5.05%, 08/12/39(b)		4,975,000	4,577,945
Series 2004-MKB1, Class B, Variable Rate Pass Through Ctfs., 5.28%, 02/12/42(b)		25,000	26,243
Series 2005-CIP1, Class AJ, Variable Rate Pass Through Ctfs., 5.14%, 07/12/38(b)		2,850,000	2,519,947
Morgan Stanley Capital I,
Series 2005-HQ7, Class AJ, Variable Rate Pass Through Ctfs., 5.37%, 11/14/42(b)		5,360,000	5,332,343
Series 2006-IQ11, Class B, Variable Rate Pass Through Ctfs., 5.90%, 10/15/42(b)		270,000	209,368
Series 2007-T27, Class AJ, Variable Rate Pass Through Ctfs., 5.82%, 06/11/42(b)		2,950,000	2,530,305
Wachovia Bank Commercial Mortgage Trust,
Series 2003-C5, Class B, Pass Through Ctfs., 4.11%, 06/15/35		180,000	183,159
Series 2004-C15, Class 175B, Variable Rate Pass Through Ctfs., 6.04%, 10/15/41(b)(d)		2,700,000	2,669,470
Series 2004-C15, Class 175C, Variable Rate Pass Through Ctfs., 6.04%, 10/15/41(b)(d)		396,000	387,478
Series 2005-C21, Class D, Variable Rate Pass Through Ctfs., 5.38%, 10/15/44(b)		3,000,000	2,881,944

			45,248,672

Total Mortgage Backed Securities (Cost $55,247,357)			54,947,509

Non-U.S. Dollar Denominated Bonds & Notes—3.75%(c)
Australia—3.75%
CFS Retail Property Trust, Sr. Unsec. Conv. Euro Notes, 5.75%, 07/04/14(e)	AUD	2,100,000	2,058,050
Mirvac Group Finance Ltd., Sr. Unsec. Gtd. MTN, 8.00%, 09/16/16	AUD	5,000,000	5,242,820
Stockland Trust Management Ltd.,
Sr. Unsec. Gtd. MTN,
8.50%, 02/18/15	AUD	2,000,000	2,119,147
7.50%, 07/01/16	AUD	2,250,000	2,361,670
Westfield Retail Trust, DIP, Sr. Unsec. Gtd. MTN, 7.00%, 10/18/16	AUD	3,900,000	4,086,391

Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $16,135,847)			15,868,078

U.S. Dollar Denominated Bonds and Notes—2.63%
Brazil—0.46%
BR Properties S.A., Sr. Unsec. Gtd. Notes, 9.00%(d)(f)		$1,850,000	1,950,814

China—1.05%
Country Garden Holdings Co. Ltd., Sr. Unsec. Notes, 11.75%, 09/10/14(d)		1,000,000	1,066,172
Franshion Development Ltd., Sr. Unsec. Gtd. Notes, 6.75%, 04/15/21(d)		1,000,000	906,795
KWG Property Holdings Ltd., Sr. Unsec. Gtd. Notes, 12.50%, 08/18/17(d)		900,000	823,500
Shimao Property Holdings Ltd., Sr. Sec. Gtd. Notes, 8.00%, 12/01/16(d)		1,900,000	1,662,500

			4,458,967

United States—1.12%
Brookdale Senior Living Inc., Sr. Unsec. Conv. Notes, 2.75%, 06/15/18		2,000,000	1,815,000
Host Hotels & Resorts L.P., Sr. Unsec. Gtd. Conv. Notes, 2.63%, 04/15/17(d)(e)		2,000,000	2,007,500
Senior Housing Properties Trust, Sr. Unsec. Notes, 4.30%, 01/15/16		900,000	903,600

			4,726,100

Total U.S. Dollar Denominated Bonds and Notes (Cost $10,712,555)			11,135,881

See accompanying notes which are an integral part of this schedule.
Invesco Global Real Estate Income Fund

	Shares	Value

Money Market Funds—5.20%
Liquid Assets Portfolio — Institutional Class (g)	10,983,951	$10,983,951
Premier Portfolio — Institutional Class (g)	10,983,950	10,983,950

Total Money Market Funds (Cost $21,967,901)		21,967,901

TOTAL INVESTMENTS—99.72% (Cost $417,380,237)		421,816,433

OTHER ASSETS LESS LIABILITIES—0.28%		1,181,440

NET ASSETS—100.00%		$422,997,873

Investment Abbreviations:

AUD	—	Australian Dollar
Conv.	—	Convertible
Ctfs.	—	Certificates
DIP	—	Debtor-in-possession
GBP	—	British Pound
Gtd.	—	Guaranteed
MTN	—	Medium-Term Notes
Pfd.	—	Preferred
REIT	—	Real Estate Investment Trust
Sec.	—	Secured
Sr.	—	Senior
Unsec.	—	Unsecured
Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2012.

(c)	Foreign denominated security. Principal amount is denominated in currency indicated.

(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2012 was $24,357,232, which represented 5.76% of the Fund’s Net Assets.

(e)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(f)	Perpetual bond with no specified maturity date.

(g)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco Global Real Estate Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2012
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices will be used to value debt obligations and Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Global Real Estate Income Fund

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital in the Statement of Changes in Net Assets. These recharacterizations are reflected in the accompanying financial statements.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Other Risks — The Fund’s investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund’s investments may tend to rise and fall more rapidly.
     Because, the Fund concentrates its assets in the real estate industry, an investment in the Fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Invesco Global Real Estate Income Fund

Level 1	—	Prices are determined using quoted prices in an active market for identical assets.

Level 2	—	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3	—	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of May 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
     During the nine months ended May 31, 2012, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Australia	$9,144,456	$29,128,744	$—	$38,273,200

Belgium	1,429,772	—	—	1,429,772

Brazil	—	1,950,814	—	1,950,814

Canada	25,211,778	—	—	25,211,778

China	2,456,224	7,989,060	—	10,445,284

Finland	—	628,210	—	628,210

France	1,061,374	4,184,169	—	5,245,543

Germany	2,582,385	2,530,636	—	5,113,021

Hong Kong	3,312,610	4,906,033	—	8,218,643

Ireland	—	3,414,643	—	3,414,643

Japan	9,576,838	12,065,065	—	21,641,903

Netherlands	—	3,643,055	—	3,643,055

New Zealand	4,814,038	2,109,061	—	6,923,099

Singapore	2,633,105	7,214,238	—	9,847,343

South Africa	3,687,779	2,319,987	—	6,007,766

Sweden	—	1,413,054	—	1,413,054

United Kingdom	6,911,125	18,022,694	—	24,933,819

United States	185,083,954	62,391,532	—	247,475,486

	$257,905,438	$163,910,995	$—	$421,816,433

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended May 31, 2012 was $249,017,462 and $125,390,166, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$16,816,970

Aggregate unrealized (depreciation) of investment securities	(15,268,495)

Net unrealized appreciation of investment securities	$1,548,475

Cost of investments for tax purposes is $420,267,958.
Invesco Global Real Estate Income Fund

Invesco S&P 500 Index Fund
Quarterly Schedule of Portfolio Holdings
May 31, 2012

invesco.com/us	MS-SPI-QTR-1 05/12	Invesco Advisers, Inc.

Schedule of Investments(a)
May 31, 2012
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—98.95%
Advertising—0.15%
Interpublic Group of Cos., Inc. (The)	18,286	$189,991
Omnicom Group Inc.	11,182	533,158

		723,149

Aerospace & Defense—2.51%
Boeing Co. (The)	30,568	2,127,839
General Dynamics Corp.	14,626	936,210
Goodrich Corp.	5,116	643,439
Honeywell International Inc.	31,783	1,769,042
L-3 Communications Holdings, Inc.	4,055	276,510
Lockheed Martin Corp.	10,927	904,756
Northrop Grumman Corp.	10,355	608,356
Precision Castparts Corp.	5,950	988,950
Raytheon Co.	13,932	701,058
Rockwell Collins, Inc.	6,085	306,501
Textron Inc.	11,462	270,847
United Technologies Corp.	37,308	2,764,896

		12,298,404

Agricultural Products—0.18%
Archer-Daniels-Midland Co.	27,121	864,617

Air Freight & Logistics—0.98%
C.H. Robinson Worldwide, Inc.	6,661	388,070
Expeditors International of Washington, Inc.	8,692	332,469
FedEx Corp.	12,890	1,149,015
United Parcel Service, Inc. -Class B	39,299	2,945,067

		4,814,621

Airlines—0.06%
Southwest Airlines Co.	31,682	286,088

Aluminum—0.08%
Alcoa Inc.	43,702	373,652

Apparel Retail—0.60%
Abercrombie & Fitch Co. -Class A	3,510	117,725
Gap, Inc. (The)	13,611	360,692
Limited Brands, Inc.	10,082	447,238
Ross Stores, Inc.	9,371	592,528
TJX Cos., Inc. (The)	30,919	1,312,821
Urban Outfitters, Inc. (b)	4,586	128,270

		2,959,274

Apparel, Accessories & Luxury Goods—0.38%
Coach, Inc.	11,795	795,573
Fossil, Inc. (b)	2,177	159,270
Ralph Lauren Corp.	2,629	391,195
VF Corp.	3,581	505,064

		1,851,102

Application Software—0.60%
Adobe Systems Inc. (b)	20,241	628,483
Autodesk, Inc. (b)	9,259	296,473
Citrix Systems, Inc. (b)	7,605	555,774
Intuit Inc.	12,088	679,708
Salesforce.com, Inc. (b)	5,574	772,668

		2,933,106

Asset Management & Custody Banks—1.10%
Ameriprise Financial, Inc.	9,095	435,832
Bank of New York Mellon Corp. (The)	49,386	1,005,499
BlackRock, Inc.	5,243	895,505
Federated Investors, Inc. -Class B	3,784	76,021
Franklin Resources, Inc.	5,841	623,760
Invesco Ltd. (c)	18,288	397,764
Legg Mason, Inc.	5,097	129,719
Northern Trust Corp.	9,883	426,748
State Street Corp.	19,997	824,076
T. Rowe Price Group Inc.	10,390	598,360

		5,413,284

Auto Parts & Equipment—0.24%
BorgWarner, Inc. (b)	4,697	337,010
Johnson Controls, Inc.	27,905	841,056

		1,178,066

Automobile Manufacturers—0.34%
Ford Motor Co.	155,801	1,645,259

Automotive Retail—0.26%
AutoNation, Inc. (b)	1,765	63,575
AutoZone, Inc. (b)	1,117	424,751
CarMax, Inc. (b)	9,287	261,986
O’Reilly Automotive, Inc. (b)	5,261	503,951

		1,254,263

Biotechnology—1.43%
Alexion Pharmaceuticals, Inc. (b)	7,620	690,143
Amgen Inc.	32,442	2,255,368
Biogen Idec Inc. (b)	9,785	1,279,389
Celgene Corp. (b)	17,987	1,227,613
Gilead Sciences, Inc. (b)	31,043	1,550,598

		7,003,111

Brewers—0.05%
Molson Coors Brewing Co. -Class B	6,437	247,503

Broadcasting—0.33%
CBS Corp. -Class B	26,606	849,263

See accompanying notes which are an integral part of this schedule.
Invesco S&P 500 Index Fund

	Shares	Value

Broadcasting—(continued)
Discovery Communications, Inc. -Class A (b)	10,596	$530,860
Scripps Networks Interactive -Class A	3,947	216,177

		1,596,300

Building Products—0.04%
Masco Corp.	14,646	185,565

Cable & Satellite—1.12%
Cablevision Systems Corp. -Class A	8,882	101,610
Comcast Corp. -Class A	110,535	3,195,567
DIRECTV -Class A (b)	27,721	1,232,198
Time Warner Cable Inc.	12,874	970,700

		5,500,075

Casinos & Gaming—0.10%
International Game Technology	12,194	174,374
Wynn Resorts Ltd.	3,275	337,456

		511,830

Coal & Consumable Fuels—0.13%
Alpha Natural Resources, Inc. (b)	9,018	94,509
CONSOL Energy Inc.	9,308	261,369
Peabody Energy Corp.	11,159	260,674

		616,552

Commercial Printing—0.02%
R. R. Donnelley & Sons Co.	7,295	78,494

Communications Equipment—1.86%
Cisco Systems, Inc.	220,782	3,605,370
F5 Networks, Inc. (b)	3,238	335,068
Harris Corp.	4,716	187,603
JDS Uniphase Corp. (b)	9,421	95,623
Juniper Networks, Inc. (b)	21,576	371,107
Motorola Solutions, Inc.	12,060	579,845
QUALCOMM, Inc.	69,335	3,973,589

		9,148,205

Computer & Electronics Retail—0.07%
Best Buy Co., Inc.	11,631	217,732
GameStop Corp. -Class A	5,591	107,236

		324,968

Computer Hardware—5.03%
Apple Inc. (b)	38,219	22,080,263
Dell Inc. (b)	62,596	771,809
Hewlett-Packard Co.	81,014	1,837,397

		24,689,469

Computer Storage & Peripherals—0.64%
EMC Corp. (b)	84,160	2,007,216
Lexmark International, Inc. -Class A	2,859	71,504
NetApp, Inc. (b)	14,879	442,799
SanDisk Corp. (b)	9,935	324,874
Western Digital Corp. (b)	9,588	300,967

		3,147,360

Construction & Engineering—0.14%
Fluor Corp.	6,901	323,519
Jacobs Engineering Group, Inc. (b)	5,266	187,048
Quanta Services, Inc. (b)	8,662	195,588

		706,155

Construction & Farm Machinery & Heavy Trucks—1.04%
Caterpillar Inc.	26,542	2,325,610
Cummins Inc.	7,867	762,706
Deere & Co.	16,471	1,216,713
Joy Global Inc.	4,337	242,265
PACCAR Inc.	14,629	549,611

		5,096,905

Construction Materials—0.04%
Vulcan Materials Co.	5,297	183,541

Consumer Electronics—0.02%
Harman International Industries, Inc.	2,857	112,052

Consumer Finance—0.92%
American Express Co.	41,600	2,322,528
Capital One Financial Corp.	22,685	1,165,328
Discover Financial Services	21,725	719,315
SLM Corp.	20,877	291,652

		4,498,823

Data Processing & Outsourced Services—1.43%
Automatic Data Processing, Inc.	20,109	1,048,684
Computer Sciences Corp.	6,356	169,324
Fidelity National Information Services, Inc.	9,612	315,081
Fiserv, Inc. (b)	5,680	383,003
MasterCard, Inc. -Class A	4,355	1,770,351
Paychex, Inc.	13,221	396,233
Total System Services, Inc.	6,580	153,117
Visa Inc. -Class A	20,391	2,349,043
Western Union Co. (The)	25,428	417,019

		7,001,855

Department Stores—0.34%
JC Penney Co., Inc.	5,882	154,285
Kohl’s Corp.	10,387	475,933
Macy’s, Inc.	16,978	646,013
Nordstrom, Inc.	6,552	310,368
Sears Holdings Corp. (b)	1,593	78,694

		1,665,293

Distillers & Vintners—0.18%
Beam Inc.	6,406	387,947
Brown-Forman Corp. -Class B	4,043	352,469
Constellation Brands, Inc. -Class A (b)	7,038	135,763

		876,179

See accompanying notes which are an integral part of this schedule.
Invesco S&P 500 Index Fund

	Shares	Value

Distributors—0.08%
Genuine Parts Co.	6,384	$402,192

Diversified Banks—1.96%
Comerica, Inc.	8,100	246,402
U.S. Bancorp	78,332	2,436,909
Wells Fargo & Co.	216,162	6,927,992

		9,611,303

Diversified Chemicals—0.93%
Dow Chemical Co. (The)	48,590	1,509,205
E. I. du Pont de Nemours and Co.	38,214	1,844,208
Eastman Chemical Co.	5,614	261,388
FMC Corp.	5,798	295,524
PPG Industries, Inc.	6,228	644,224

		4,554,549

Diversified Metals & Mining—0.26%
Freeport-McMoRan Copper & Gold Inc.	38,855	1,244,914
Titanium Metals Corp.	3,382	38,826

		1,283,740

Diversified REIT’s—0.13%
Vornado Realty Trust	7,586	621,445

Diversified Support Services—0.07%
Cintas Corp.	4,520	166,788
Iron Mountain Inc.	6,984	197,996

		364,784

Drug Retail—0.71%
CVS Caremark Corp.	53,387	2,399,212
Walgreen Co.	35,806	1,092,799

		3,492,011

Education Services—0.04%
Apollo Group, Inc. -Class A (b)	4,610	146,690
DeVry, Inc.	2,421	66,166

		212,856

Electric Utilities—2.05%
American Electric Power Co., Inc.	19,816	763,114
Duke Energy Corp.	54,758	1,203,581
Edison International	13,355	600,441
Entergy Corp.	7,239	467,133
Exelon Corp.	34,888	1,290,158
FirstEnergy Corp.	17,143	802,121
NextEra Energy, Inc.	17,061	1,114,766
Northeast Utilities	12,834	462,152
Pepco Holdings, Inc.	9,329	177,811
Pinnacle West Capital Corp.	4,478	221,123
PPL Corp.	23,743	649,846
Progress Energy, Inc.	12,100	663,322
Southern Co. (The)	35,522	1,630,815

		10,046,383

Electrical Components & Equipment—0.55%
Cooper Industries PLC (Ireland)	6,497	458,038
Emerson Electric Co.	30,106	1,408,058
Rockwell Automation, Inc.	5,833	422,951
Roper Industries, Inc.	3,936	398,402

		2,687,449

Electronic Components—0.24%
Amphenol Corp. -Class A	6,694	356,054
Corning Inc.	62,384	810,368

		1,166,422

Electronic Equipment & Instruments—0.03%
FLIR Systems, Inc.	6,314	134,678

Electronic Manufacturing Services—0.17%
Jabil Circuit, Inc.	7,557	144,565
Molex Inc.	5,626	129,792
TE Connectivity Ltd.	17,469	548,876

		823,233

Environmental & Facilities Services—0.26%
Republic Services, Inc.	12,893	339,859
Stericycle, Inc. (b)	3,495	304,974
Waste Management, Inc.	18,912	613,505

		1,258,338

Fertilizers & Agricultural Chemicals—0.56%
CF Industries Holdings, Inc.	2,683	458,686
Monsanto Co.	21,947	1,694,308
Mosaic Co. (The)	12,206	581,982

		2,734,976

Food Distributors—0.14%
Sysco Corp.	23,962	668,779

Food Retail—0.26%
Kroger Co. (The)	23,560	518,556
Safeway, Inc.	9,853	187,404
Whole Foods Market, Inc.	6,615	586,155

		1,292,115

Footwear—0.33%
NIKE, Inc. -Class B	15,049	1,628,001

Gas Utilities—0.11%
AGL Resources Inc.	4,799	179,867
ONEOK, Inc.	4,255	353,122

		532,989

General Merchandise Stores—0.51%
Big Lots, Inc. (b)	2,687	98,747
Dollar Tree, Inc. (b)	4,853	500,733
Family Dollar Stores, Inc.	4,827	327,029
Target Corp.	27,530	1,594,262

		2,520,771

See accompanying notes which are an integral part of this schedule.
Invesco S&P 500 Index Fund

	Shares	Value

Gold—0.20%
Newmont Mining Corp.	20,293	$957,018

Health Care Distributors—0.40%
AmerisourceBergen Corp.	10,568	390,910
Cardinal Health, Inc.	14,170	586,355
McKesson Corp.	10,087	880,394
Patterson Cos. Inc.	3,564	118,467

		1,976,126

Health Care Equipment—1.72%
Baxter International Inc.	22,969	1,162,691
Becton, Dickinson and Co.	8,611	629,722
Boston Scientific Corp. (b)	59,493	341,490
C.R. Bard, Inc.	3,429	333,265
CareFusion Corp. (b)	9,212	223,299
Covidien PLC (Ireland)	19,812	1,025,865
Edwards Lifesciences Corp. (b)	4,666	398,336
Intuitive Surgical, Inc. (b)	1,610	842,191
Medtronic, Inc.	42,656	1,571,447
St. Jude Medical, Inc.	13,135	504,647
Stryker Corp.	13,275	682,999
Varian Medical Systems, Inc. (b)	4,679	274,470
Zimmer Holdings, Inc.	7,299	442,684

		8,433,106

Health Care Facilities—0.02%
Tenet Healthcare Corp. (b)	16,806	79,156

Health Care Services—0.55%
DaVita, Inc. (b)	3,840	312,000
Express Scripts Holding Co. (b)	32,758	1,709,640
Laboratory Corp. of America Holdings (b)	3,944	328,456
Quest Diagnostics Inc.	6,490	369,281

		2,719,377

Health Care Supplies—0.04%
DENTSPLY International Inc.	5,798	214,526

Health Care Technology—0.09%
Cerner Corp. (b)	5,971	465,499

Home Entertainment Software—0.04%
Electronic Arts Inc. (b)	13,584	185,014

Home Furnishings—0.02%
Leggett & Platt, Inc.	5,739	119,314

Home Improvement Retail—0.91%
Home Depot, Inc. (The)	63,191	3,117,844
Lowe’s Cos., Inc.	50,870	1,359,246

		4,477,090

Homebuilding—0.10%
D.R. Horton, Inc.	11,429	189,722
Lennar Corp. -Class A	6,631	180,960
PulteGroup Inc. (b)	13,801	129,177

		499,859

Homefurnishing Retail—0.14%
Bed Bath & Beyond Inc. (b)	9,704	701,114

Hotels, Resorts & Cruise Lines—0.35%
Carnival Corp.	18,566	595,783
Marriott International Inc. -Class A	10,947	423,758
Starwood Hotels & Resorts Worldwide, Inc.	8,035	424,650
Wyndham Worldwide Corp.	5,982	297,904

		1,742,095

Household Appliances—0.04%
Whirlpool Corp.	3,162	195,665

Household Products—2.16%
Clorox Co. (The)	5,320	366,016
Colgate-Palmolive Co.	19,658	1,932,381
Kimberly-Clark Corp.	16,137	1,280,471
Procter & Gamble Co. (The)	112,909	7,033,102

		10,611,970

Housewares & Specialties—0.04%
Newell Rubbermaid, Inc.	11,821	217,506

Human Resource & Employment Services—0.03%
Robert Half International, Inc.	5,783	164,353

Hypermarkets & Super Centers—1.27%
Costco Wholesale Corp.	17,828	1,540,161
Wal-Mart Stores, Inc.	71,596	4,712,449

		6,252,610

Independent Power Producers & Energy Traders—0.09%
AES Corp. (The) (b)	26,371	318,826
NRG Energy, Inc. (b)	9,332	142,966

		461,792

Industrial Conglomerates—2.63%
3M Co.	28,470	2,403,153
Danaher Corp.	23,451	1,218,748
General Electric Co. (d)	433,751	8,280,307
Tyco International Ltd.	18,895	1,004,458

		12,906,666

Industrial Gases—0.45%
Air Products & Chemicals, Inc.	8,632	682,273
Airgas, Inc.	2,853	247,669
Praxair, Inc.	12,231	1,299,422

		2,229,364

Industrial Machinery—0.90%
Dover Corp.	7,527	425,727
Eaton Corp.	13,720	585,295
Flowserve Corp.	2,216	227,760
Illinois Tool Works Inc.	19,830	1,113,454
Ingersoll-Rand PLC (Ireland)	12,189	503,528
See accompanying notes which are an integral part of this schedule.
Invesco S&P 500 Index Fund

	Shares	Value

Industrial Machinery—(continued)
Pall Corp.	4,697	$261,435
Parker Hannifin Corp.	6,185	505,562
Snap-on Inc.	2,425	146,737
Stanley Black & Decker Inc.	6,930	459,113
Xylem, Inc.	7,571	191,773

		4,420,384

Industrial REIT’s—0.12%
Prologis, Inc.	18,814	601,672

Insurance Brokers—0.27%
Aon PLC (United Kingdom)	13,328	619,752
Marsh & McLennan Cos., Inc.	22,275	712,355

		1,332,107

Integrated Oil & Gas—5.44%
Chevron Corp.	81,040	7,967,042
Exxon Mobil Corp.	193,205	15,191,709
Hess Corp.	12,402	541,967
Murphy Oil Corp.	7,946	370,443
Occidental Petroleum Corp.	33,246	2,635,411

		26,706,572

Integrated Telecommunication Services—2.96%
AT&T Inc.	243,033	8,304,438
CenturyLink Inc.	25,398	996,109
Frontier Communications Corp.	40,789	152,551
Verizon Communications Inc.	116,234	4,839,984
Windstream Corp.	24,040	225,014

		14,518,096

Internet Retail—1.01%
Amazon.com, Inc. (b)	14,923	3,177,256
Expedia, Inc.	3,925	180,118
Netflix Inc. (b)	2,316	146,927
Priceline.com Inc. (b)	2,041	1,276,625
TripAdvisor Inc. (b)	3,925	168,304

		4,949,230

Internet Software & Services—1.85%
Akamai Technologies, Inc. (b)	7,287	213,800
eBay Inc. (b)	46,950	1,839,970
Google Inc. -Class A (b)	10,395	6,038,040
VeriSign, Inc. (b)	6,538	249,948
Yahoo! Inc. (b)	49,753	758,236

		9,099,994

Investment Banking & Brokerage—0.70%
Charles Schwab Corp. (The)	44,297	551,941
E*TRADE Financial Corp. (b)	10,408	88,364
Goldman Sachs Group, Inc. (The)	20,286	1,941,370
Morgan Stanley	62,453	834,372

		3,416,047

IT Consulting & Other Services—2.44%
Accenture PLC -Class A (Ireland)	26,529	1,514,806
Cognizant Technology Solutions Corp. -Class A (b)	12,435	724,339
International Business Machines Corp.	47,495	9,161,786
SAIC, Inc.	11,328	125,854
Teradata Corp. (b)	6,861	456,119

		11,982,904

Leisure Products—0.12%
Hasbro, Inc.	4,728	167,466
Mattel, Inc.	13,896	432,582

		600,048

Life & Health Insurance—0.80%
Aflac, Inc.	19,147	767,412
Lincoln National Corp.	11,941	246,820
MetLife, Inc.	43,465	1,269,613
Principal Financial Group, Inc.	12,356	303,463
Prudential Financial, Inc.	19,266	894,906
Torchmark Corp.	4,128	192,613
Unum Group	11,912	237,644

		3,912,471

Life Sciences Tools & Services—0.42%
Agilent Technologies, Inc.	14,249	579,364
Life Technologies Corp. (b)	7,307	298,929
PerkinElmer, Inc.	4,632	123,211
Thermo Fisher Scientific, Inc.	14,997	757,049
Waters Corp. (b)	3,650	291,197

		2,049,750

Managed Health Care—1.04%
Aetna Inc.	14,363	587,303
Cigna Corp.	11,744	515,679
Coventry Health Care, Inc.	5,787	175,925
Humana Inc.	6,724	513,646
UnitedHealth Group Inc.	42,835	2,388,908
WellPoint, Inc.	13,722	924,726

		5,106,187

Metal & Glass Containers—0.08%
Ball Corp.	6,399	255,768
Owens-Illinois, Inc. (b)	6,739	131,680

		387,448

Motorcycle Manufacturers—0.09%
Harley-Davidson, Inc.	9,368	451,350

Movies & Entertainment—1.52%
News Corp. -Class A	88,232	1,694,054
Time Warner Inc.	39,746	1,370,045
Viacom Inc. -Class B	22,141	1,056,790
Walt Disney Co. (The)	73,472	3,358,405

		7,479,294

See accompanying notes which are an integral part of this schedule.
Invesco S&P 500 Index Fund

	Shares	Value

Multi-Line Insurance—0.36%
American International Group, Inc. (b)	26,205	$764,662
Assurant, Inc.	3,574	119,300
Genworth Financial Inc. -Class A (b)	20,142	105,544
Hartford Financial Services Group, Inc.	18,046	303,534
Loews Corp.	12,523	487,019

		1,780,059

Multi-Sector Holdings—0.03%
Leucadia National Corp.	8,120	164,998

Multi-Utilities—1.43%
Ameren Corp.	9,945	321,323
CenterPoint Energy, Inc.	17,465	353,317
CMS Energy Corp.	10,545	245,698
Consolidated Edison, Inc.	12,005	724,622
Dominion Resources, Inc.	23,370	1,216,642
DTE Energy Co.	6,943	394,571
Integrys Energy Group, Inc.	3,236	175,067
NiSource Inc.	11,566	290,191
PG&E Corp.	16,892	738,180
Public Service Enterprise Group Inc.	20,743	646,974
SCANA Corp.	4,706	220,947
Sempra Energy	9,861	641,064
TECO Energy, Inc.	8,845	153,903
Wisconsin Energy Corp.	9,446	357,437
Xcel Energy, Inc.	19,955	559,139

		7,039,075

Office Electronics—0.08%
Xerox Corp.	54,597	394,190

Office REIT’s—0.13%
Boston Properties, Inc.	6,077	625,506

Office Services & Supplies—0.05%
Avery Dennison Corp.	4,348	126,570
Pitney Bowes Inc.	8,189	111,698

		238,268

Oil & Gas Drilling—0.20%
Diamond Offshore Drilling, Inc.	2,857	166,220
Helmerich & Payne, Inc.	4,367	197,825
Nabors Industries Ltd. (b)	11,832	160,324
Noble Corp. (b)	10,336	323,207
Rowan Cos. PLC -Class A (United Kingdom)(b)	5,106	153,180

		1,000,756

Oil & Gas Equipment & Services—1.50%
Baker Hughes Inc.	17,936	748,469
Cameron International Corp. (b)	10,090	461,012
FMC Technologies, Inc. (b)	9,799	394,312
Halliburton Co.	37,834	1,137,290
National Oilwell Varco Inc.	17,389	1,160,716
Schlumberger Ltd.	54,674	3,458,130

		7,359,929

Oil & Gas Exploration & Production—2.38%
Anadarko Petroleum Corp.	20,431	1,246,291
Apache Corp.	15,754	1,282,060
Cabot Oil & Gas Corp.	8,600	279,844
Chesapeake Energy Corp.	27,157	458,953
ConocoPhillips	52,456	2,736,105
Denbury Resources Inc. (b)	15,998	241,890
Devon Energy Corp.	16,564	985,889
EOG Resources, Inc.	11,029	1,095,180
EQT Corp.	6,120	283,846
Marathon Oil Corp.	28,855	718,778
Newfield Exploration Co. (b)	5,430	162,683
Noble Energy, Inc.	7,247	612,082
Pioneer Natural Resources Co.	5,096	492,783
QEP Resources Inc.	7,275	191,478
Range Resources Corp.	6,442	370,028
Southwestern Energy Co. (b)	14,308	401,053
WPX Energy Inc. (b)	8,140	119,414

		11,678,357

Oil & Gas Refining & Marketing—0.43%
Marathon Petroleum Corp.	14,249	513,962
Phillips 66	26,227	787,597
Sunoco, Inc.	4,412	204,937
Tesoro Corp. (b)	5,698	126,040
Valero Energy Corp.	22,752	480,067

		2,112,603

Oil & Gas Storage & Transportation—0.45%
Kinder Morgan Inc.	18,156	620,748
Kinder Morgan Inc. -Wts., expriring 05/25/17(b)	20,276	46,229
Spectra Energy Corp.	26,692	766,327
Williams Cos., Inc. (The)	25,646	782,973

		2,216,277

Other Diversified Financial Services—2.36%
Bank of America Corp.	439,945	3,233,596
Citigroup Inc.	120,052	3,182,579
JPMorgan Chase & Co.	156,482	5,187,378

		11,603,553

Packaged Foods & Meats—1.71%
Campbell Soup Co.	7,306	231,600
ConAgra Foods, Inc.	16,912	425,337
Dean Foods Co. (b)	7,551	118,098
General Mills, Inc.	26,424	1,011,511
H.J. Heinz Co.	13,112	695,985
Hershey Co. (The)	6,266	418,945
Hormel Foods Corp.	5,627	168,303
JM Smucker Co. (The)	4,646	355,698
Kellogg Co.	10,101	492,727
Kraft Foods Inc. -Class A	72,483	2,773,924
McCormick & Co., Inc.	5,407	304,738
Mead Johnson Nutrition Co.	8,347	673,937
Sara Lee Corp.	24,249	506,804
Tyson Foods, Inc. -Class A	11,947	231,413

		8,409,020

See accompanying notes which are an integral part of this schedule.
Invesco S&P 500 Index Fund

	Shares	Value

Paper Packaging—0.05%
Bemis Co., Inc.	4,256	$129,212
Sealed Air Corp.	7,872	123,197

		252,409

Paper Products—0.15%
International Paper Co.	17,916	523,147
MeadWestvaco Corp.	7,007	192,693

		715,840

Personal Products—0.16%
Avon Products, Inc.	17,665	292,356
Estee Lauder Cos. Inc. (The) -Class A	9,216	499,046

		791,402

Pharmaceuticals—5.98%
Abbott Laboratories	64,453	3,982,551
Allergan, Inc.	12,478	1,126,139
Bristol-Myers Squibb Co.	69,199	2,307,095
Eli Lilly & Co.	41,859	1,714,126
Forest Laboratories, Inc. (b)	10,883	380,905
Hospira, Inc. (b)	6,752	211,067
Johnson & Johnson	112,527	7,025,061
Merck & Co., Inc.	124,780	4,689,232
Mylan Inc. (b)	17,500	379,225
Perrigo Co.	3,856	400,600
Pfizer Inc.	309,022	6,758,311
Watson Pharmaceuticals, Inc. (b)	5,199	370,637

		29,344,949

Property & Casualty Insurance—2.09%
ACE Ltd. (Switzerland)	13,820	999,601
Allstate Corp. (The)	20,425	693,224
Berkshire Hathaway Inc. -Class B (b)	72,072	5,719,634
Chubb Corp. (The)	11,113	800,914
Cincinnati Financial Corp.	6,639	239,535
Progressive Corp. (The)	25,066	544,684
Travelers Cos., Inc. (The)	16,112	1,006,839
XL Group PLC (Ireland)	12,938	264,194

		10,268,625

Publishing—0.14%
Gannett Co., Inc.	9,711	126,826
McGraw-Hill Cos., Inc. (The)	11,395	494,315
Washington Post Co. (The) -Class B	194	67,671

		688,812

Railroads—0.81%
CSX Corp.	43,134	901,070
Norfolk Southern Corp.	13,533	886,682
Union Pacific Corp.	19,678	2,192,129

		3,979,881

Real Estate Services—0.05%
CBRE Group, Inc. -Class A (b)	13,443	221,137

Regional Banks—0.97%
BB&T Corp.	28,580	863,688
Fifth Third Bancorp	37,707	503,389
First Horizon National Corp.	10,509	89,116
Huntington Bancshares Inc.	35,432	231,725
KeyCorp	39,065	292,988
M&T Bank Corp.	5,181	421,319
PNC Financial Services Group, Inc.	21,625	1,328,208
Regions Financial Corp.	57,922	364,329
SunTrust Banks, Inc.	21,821	500,137
Zions Bancorp.	7,548	143,638

		4,738,537

Research & Consulting Services—0.07%
Dun & Bradstreet Corp. (The)	1,934	130,681
Equifax Inc.	4,955	223,817

		354,498

Residential REIT’s—0.29%
Apartment Investment & Management Co. -Class A	5,416	146,611
AvalonBay Communities, Inc.	3,898	544,745
Equity Residential	12,306	751,897

		1,443,253

Restaurants—1.54%
Chipotle Mexican Grill, Inc. (b)	1,281	529,142
Darden Restaurants, Inc.	5,264	272,307
McDonald’s Corp.	41,752	3,730,124
Starbucks Corp.	30,883	1,695,168
Yum! Brands, Inc.	18,873	1,327,904

		7,554,645

Retail REIT’s—0.44%
Kimco Realty Corp.	16,682	299,442
Simon Property Group, Inc.	12,552	1,851,671

		2,151,113

Semiconductor Equipment—0.22%
Applied Materials, Inc.	52,925	546,715
KLA-Tencor Corp.	6,834	313,202
Novellus Systems, Inc. (b)	2,866	119,885
Teradyne, Inc. (b)	7,629	110,239

		1,090,041

Semiconductors—2.02%
Advanced Micro Devices, Inc. (b)	24,050	146,224
Altera Corp.	13,213	441,446
Analog Devices, Inc.	12,207	443,969
Broadcom Corp. -Class A (b)	20,106	650,429
First Solar, Inc. (b)	2,385	29,956
Intel Corp.	204,797	5,291,955
Linear Technology Corp.	9,385	272,353
LSI Corp. (b)	23,232	154,493
Microchip Technology Inc.	7,872	244,189
Micron Technology, Inc. (b)	40,493	236,479
NVIDIA Corp. (b)	25,031	311,135
See accompanying notes which are an integral part of this schedule.
Invesco S&P 500 Index Fund

	Shares	Value

Semiconductors—(continued)
Texas Instruments Inc.	46,934	$1,336,680
Xilinx, Inc.	10,732	343,102

		9,902,410

Soft Drinks—2.44%
Coca-Cola Co. (The)	92,773	6,932,926
Coca-Cola Enterprises, Inc.	12,310	336,802
Dr. Pepper Snapple Group, Inc.	8,692	358,632
PepsiCo, Inc.	64,383	4,368,386

		11,996,746

Specialized Consumer Services—0.04%
H&R Block, Inc.	12,005	183,316

Specialized Finance—0.35%
CME Group Inc.	2,723	701,363
IntercontinentalExchange Inc. (b)	2,975	364,289
Moody’s Corp.	8,040	294,184
NASDAQ OMX Group, Inc. (The)	5,116	111,938
NYSE Euronext	10,587	257,370

		1,729,144

Specialized REIT’s—0.98%
American Tower Corp.	16,139	1,047,098
HCP, Inc.	16,787	685,581
Health Care REIT, Inc.	8,619	478,096
Host Hotels & Resorts Inc.	29,004	442,601
Plum Creek Timber Co., Inc.	6,615	241,448
Public Storage	5,825	777,463
Ventas, Inc.	11,842	696,546
Weyerhaeuser Co.	21,991	437,841

		4,806,674

Specialty Chemicals—0.36%
Ecolab Inc.	11,938	754,601
International Flavors & Fragrances Inc.	3,347	188,704
Sherwin-Williams Co. (The)	3,543	459,314
Sigma-Aldrich Corp.	4,948	343,243

		1,745,862

Specialty Stores—0.13%
Staples, Inc.	28,452	373,859
Tiffany & Co.	5,203	288,194

		662,053

Steel—0.20%
Allegheny Technologies, Inc.	4,403	141,424
Cliffs Natural Resources Inc.	5,821	278,127
Nucor Corp.	12,989	464,487
United States Steel Corp.	5,878	119,324

		1,003,362

Systems Software—2.99%
BMC Software, Inc. (b)	6,696	283,375
CA, Inc.	14,930	371,309
Microsoft Corp.	306,121	8,935,672
Oracle Corp.	160,696	4,253,623
Red Hat, Inc. (b)	7,916	406,724
Symantec Corp. (b)	29,901	443,731

		14,694,434

Thrifts & Mortgage Finance—0.06%
Hudson City Bancorp, Inc.	21,625	134,075
People’s United Financial Inc.	14,723	171,228

		305,303

Tires & Rubber—0.02%
Goodyear Tire & Rubber Co. (The) (b)	10,024	104,751

Tobacco—2.02%
Altria Group, Inc.	83,856	2,699,325
Lorillard, Inc.	5,401	667,564
Philip Morris International Inc.	70,583	5,964,969
Reynolds American Inc.	13,698	573,124

		9,904,982

Trading Companies & Distributors—0.21%
Fastenal Co.	12,103	535,316
W.W. Grainger, Inc.	2,522	488,385

		1,023,701

Trucking—0.02%
Ryder System, Inc.	2,089	90,266

Wireless Telecommunication Services—0.19%
Crown Castle International Corp. (b)	10,261	560,251
MetroPCS Communications, Inc. (b)	12,035	77,024
Sprint Nextel Corp. (b)	122,869	315,773

		953,048

Total Common Stocks & Other Equity Interests (Cost $346,179,928)		485,768,693

Money Market Funds—0.85%
Liquid Assets Portfolio — Institutional Class (e)	2,087,616	2,087,616
Premier Portfolio — Institutional Class (e)	2,087,617	2,087,617

Total Money Market Funds (Cost $4,175,233)		4,175,233

TOTAL INVESTMENTS—99.80% (Cost $350,355,161)		489,943,926

OTHER ASSETS LESS LIABILITIES—0.20%		1,004,480

NET ASSETS—100.00%		$490,948,406

Investment Abbreviations:

REIT	— Real Estate Investment Trust
See accompanying notes which are an integral part of this schedule.
Invesco S&P 500 Index Fund

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	Affiliated company during the period. The Investment Company Act of 1940 defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The value of this security as of May 31, 2012 represented 0.08% of the Fund’s Net Assets. See Note 3.

(d)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1D and Note 4.

(e)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco S&P 500 Index Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2012
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco S&P 500 Index Fund

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

E.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.
Invesco S&P 500 Index Fund

NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	—	Prices are determined using quoted prices in an active market for identical assets.

Level 2	—	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3	—	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of May 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
     During the nine months ended May 31, 2012, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$489,943,926	$—	$—	$489,943,926

Futures*	(112,351)	—	—	(112,351)

Total Investments	$489,831,575	$—	$—	$489,831,575

*	Unrealized appreciation (depreciation).
NOTE 3 — Investments in Affiliates
The Fund’s Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. The following is a summary of the transactions in and earnings from investments in Invesco Ltd. for the nine months ended May 31, 2012.

Change in
				Unrealized	Realized
	Value	Purchases	Proceeds	Appreciation	Gain	Value	Dividend
	08/31/11	at Cost	from Sales	(Depreciation)	(Loss)	05/31/12	Income

Invesco Ltd.	$371,380	$2,270	$(43,149)	$78,792	$(11,529)	$397,764	$7,889

NOTE 4 — Derivative Investments

Open Futures Contracts
				Unrealized
	Number of	Expiration	Notional	Appreciation
Long Contracts	Contracts	Month	Value	(Depreciation)

E-Mini S&P 500	89	June-2012	$5,825,940	$(112,351)

Invesco S&P 500 Index Fund

NOTE 5 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended May 31, 2012 was $13,585,780 and $51,378,374, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$154,282,774

Aggregate unrealized (depreciation) of investment securities	(40,808,785)

Net unrealized appreciation of investment securities	$113,473,989

Cost of investments for tax purposes is $376,469,937.
Invesco S&P 500 Index Fund

Invesco U.S. Quantitative Core Fund
Quarterly Schedule of Portfolio Holdings
May 31, 2012

invesco.com/us	USQC-QTR-1 05/12	Invesco Advisers, Inc.

Schedule of Investments(a)
May 31, 2012
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—98.06%
Aerospace & Defense—0.78%
Textron Inc.	105,000	$2,481,150

Airlines—0.63%
United Continental Holdings Inc. (b)	80,100	2,016,117

Apparel Retail—0.13%
Gap, Inc. (The)	15,600	413,400

Biotechnology—2.49%
Amgen Inc.	114,300	7,946,136

Cable & Satellite—0.20%
DISH Network Corp. -Class A	22,600	633,704

Communications Equipment—2.10%
Cisco Systems, Inc.	371,900	6,073,127
Motorola Solutions, Inc.	13,000	625,040

		6,698,167

Computer & Electronics Retail—2.07%
Best Buy Co., Inc.	139,700	2,615,184
GameStop Corp. -Class A	207,600	3,981,768

		6,596,952

Computer Hardware—7.97%
Apple Inc. (b)	34,920	20,174,332
Dell Inc. (b)	425,100	5,241,483

		25,415,815

Computer Storage & Peripherals—1.47%
Lexmark International, Inc. -Class A	90,700	2,268,407
Seagate Technology PLC (Ireland)	102,800	2,408,604

		4,677,011

Construction & Engineering—0.45%
KBR, Inc.	55,700	1,418,679

Construction & Farm Machinery & Heavy Trucks—0.36%
Caterpillar Inc.	13,200	1,156,584

Consumer Finance—2.45%
American Express Co.	16,200	904,446
Discover Financial Services	208,300	6,896,813

		7,801,259

Data Processing & Outsourced Services—3.08%
MasterCard, Inc. -Class A	6,500	2,642,315
Visa Inc. -Class A	62,300	7,176,960

		9,819,275

Department Stores—2.06%
Macy’s, Inc.	172,400	6,559,820

Diversified Banks—0.69%
U.S. Bancorp	70,400	2,190,144

Education Services—1.24%
Apollo Group, Inc. -Class A (b)	124,400	3,958,408

Fertilizers & Agricultural Chemicals—2.69%
CF Industries Holdings, Inc.	15,900	2,718,264
Monsanto Co.	75,900	5,859,480

		8,577,744

Health Care Distributors—0.76%
Cardinal Health, Inc.	5,600	231,728
McKesson Corp.	25,100	2,190,728

		2,422,456

Home Entertainment Software—0.91%
Activision Blizzard, Inc.	246,600	2,895,084

Homebuilding—0.22%
PulteGroup Inc. (b)	75,900	710,424

Hotels, Resorts & Cruise Lines—0.70%
Wyndham Worldwide Corp.	45,100	2,245,980

Hypermarkets & Super Centers—2.81%
Wal-Mart Stores, Inc.	136,200	8,964,684

Industrial Conglomerates—5.09%
3M Co.	53,200	4,490,612
General Electric Co.	615,200	11,744,168

		16,234,780

Industrial Machinery—0.16%
ITT Corp.	24,900	511,197

Integrated Oil & Gas—6.24%
Chevron Corp.	57,600	5,662,656
Exxon Mobil Corp.	181,200	14,247,756

		19,910,412

Integrated Telecommunication Services—6.03%
AT&T Inc.	276,500	9,448,005
Verizon Communications Inc.	235,200	9,793,728

		19,241,733

Internet Retail—0.37%
Expedia, Inc.	25,400	1,165,606

Internet Software & Services—0.72%
IAC/InterActiveCorp	51,000	2,290,920

IT Consulting & Other Services—0.40%
International Business Machines Corp.	6,550	1,263,495

See accompanying notes which are an integral part of this schedule.
Invesco U.S. Quantitative Core Fund

	Shares	Value

Life & Health Insurance—0.98%
Lincoln National Corp.	151,200	$3,125,304

Managed Health Care—7.35%
Aetna Inc.	124,200	5,078,538
Humana Inc.	73,300	5,599,387
UnitedHealth Group Inc.	143,000	7,975,110
WellPoint, Inc.	71,000	4,784,690

		23,437,725

Motorcycle Manufacturers—0.26%
Harley-Davidson, Inc.	17,400	838,332

Movies & Entertainment—1.67%
News Corp. -Class A	277,500	5,328,000

Multi-Line Insurance—0.28%
Hartford Financial Services Group, Inc.	54,000	908,280

Oil & Gas Equipment & Services—1.67%
National Oilwell Varco Inc.	79,900	5,333,325

Oil & Gas Exploration & Production—2.20%
ConocoPhillips	125,200	6,530,432
WPX Energy Inc. (b)	33,200	487,044

		7,017,476

Oil & Gas Refining & Marketing—1.85%
Phillips 66	33,500	1,006,005
Tesoro Corp. (b)	221,400	4,897,368

		5,903,373

Other Diversified Financial Services—2.15%
Citigroup Inc.	258,900	6,863,439

Pharmaceuticals—6.35%
Eli Lilly & Co.	133,000	5,446,350
Forest Laboratories, Inc. (b)	117,800	4,123,000
Pfizer Inc.	488,200	10,676,934

		20,246,284

Property & Casualty Insurance—1.15%
Berkshire Hathaway Inc. -Class B (b)	46,200	3,666,432

Publishing—1.31%
McGraw-Hill Cos., Inc. (The)	96,400	4,181,832

Regional Banks—1.50%
Regions Financial Corp.	759,400	4,776,626

Retail REIT’s—2.07%
Simon Property Group, Inc.	44,800	6,608,896

Semiconductor Equipment—0.13%
KLA-Tencor Corp.	9,100	417,053

Semiconductors—0.30%
Intel Corp.	13,800	356,592
LSI Corp. (b)	90,000	598,500

		955,092

Specialized Consumer Services—0.42%
H&R Block, Inc.	87,600	1,337,652

Specialized Finance—1.90%
Moody’s Corp.	165,200	6,044,668

Specialized REIT’s—1.76%
Public Storage	42,000	5,605,740

Systems Software—4.34%
Microsoft Corp.	365,700	10,674,783
Symantec Corp. (b)	213,000	3,160,920

		13,835,703

Tobacco—3.15%
Philip Morris International Inc.	119,000	10,056,690

Total Common Stocks & Other Equity Interests (Cost $275,905,498)		312,705,058

	Principal
	Amount
U.S. Treasury Bills—0.28%
0.15%, 09/13/12 (Cost $899,623) (c)(d)	$900,000	899,805

	Shares
Money Market Funds—1.63%
Liquid Assets Portfolio — Institutional Class (e)	2,607,396	2,607,396
Premier Portfolio — Institutional Class (e)	2,607,396	2,607,396

Total Money Market Funds (Cost $5,214,792)		5,214,792

TOTAL INVESTMENTS—99.97% (Cost $282,019,913)		318,819,655

OTHER ASSETS LESS LIABILITIES—0.03%		86,238

NET ASSETS—100.00%		$318,905,893

Investment Abbreviations:

REIT	— Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(d)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1D and Note 3.

(e)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco U.S. Quantitative Core Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2012
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco U.S. Quantitative Core Fund

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

E.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.
Invesco U.S. Quantitative Core Fund

NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	—	Prices are determined using quoted prices in an active market for identical assets.

Level 2	—	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3	—	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of May 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
     During the nine months ended May 31, 2012, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$317,919,850	$—	$—	$317,919,850

U.S. Treasury Securities	—	899,805	—	899,805

	317,919,850	899,805	—	318,819,655

Futures*	(219,491)	—	—	(219,491)

Total Investments	$317,700,359	$899,805	$—	$318,600,164

*	Unrealized appreciation (depreciation).
NOTE 3 — Derivative Investments

Open Futures Contracts at Period-End
				Unrealized
	Number of	Expiration	Notional	Appreciation
Long Contracts	Contracts	Month	Value	(Depreciation)

E-Mini S&P 500	88	June-2012	$5,760,480	$(219,491)

NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended May 31, 2012 was $112,741,308 and $171,260,333, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$47,437,587

Aggregate unrealized (depreciation) of investment securities	(12,544,231)

Net unrealized appreciation of investment securities	$34,893,356

Cost of investments for tax purposes is $283,926,299.
Invesco U.S. Quantitative Core Fund

Invesco Van Kampen American Franchise Fund
Quarterly Schedule of Portfolio Holdings
May 31, 2012

invesco.com/us	VK-AMFR-QTR-1 05/12	Invesco Advisers, Inc.

Schedule of Investments(a)
May 31, 2012
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—98.15%
Aerospace & Defense—2.06%
Boeing Co. (The)	850,231	$59,184,580
Precision Castparts Corp.	327,228	54,388,566

		113,573,146

Air Freight & Logistics—0.71%
Expeditors International of Washington, Inc.	1,019,014	38,977,286

Apparel Retail—1.14%
Gap, Inc. (The)	2,382,904	63,146,956

Apparel, Accessories & Luxury Goods—0.89%
Prada S.p.A. (Italy)(b)(c)	3,450,100	21,197,562
Prada S.p.A. (Italy)(c)	4,534,100	27,857,704

		49,055,266

Application Software—0.54%
Autodesk, Inc. (c)	452,344	14,484,055
Citrix Systems, Inc. (c)	212,416	15,523,361

		30,007,416

Biotechnology—2.39%
Celgene Corp. (c)	611,111	41,708,326
Gilead Sciences, Inc. (c)	1,805,808	90,200,109

		131,908,435

Broadcasting—1.12%
CBS Corp. -Class B	1,946,247	62,124,204

Cable & Satellite—4.13%
Comcast Corp. -Class A	2,689,491	77,753,185
DIRECTV -Class A (c)	2,999,076	133,308,928
DISH Network Corp. -Class A	617,486	17,314,308

		228,376,421

Casinos & Gaming—2.04%
Las Vegas Sands Corp.	2,443,639	112,847,249

Communications Equipment—3.34%
Cisco Systems, Inc.	3,360,073	54,869,992
QUALCOMM, Inc.	2,263,723	129,733,965

		184,603,957

Computer Hardware—10.20%
Apple Inc. (c)	975,565	563,613,168

Computer Storage & Peripherals—3.00%
EMC Corp. (c)	6,958,296	165,955,360

Construction & Engineering—0.99%
Foster Wheeler AG (Switzerland) (c)	3,065,452	54,840,936

Construction & Farm Machinery & Heavy Trucks—1.33%
Cummins Inc.	755,250	73,221,488

Data Processing & Outsourced Services—1.75%
Visa Inc. -Class A	839,359	96,694,157

Department Stores—1.73%
Macy’s, Inc.	2,518,006	95,810,128

Diversified Banks—2.03%
Wells Fargo & Co.	3,507,612	112,418,965

Diversified Chemicals—1.24%
Dow Chemical Co. (The)	2,211,299	68,682,947

Diversified Metals & Mining—0.46%
Freeport-McMoRan Copper & Gold Inc.	798,243	25,575,706

Drug Retail—1.33%
CVS Caremark Corp.	1,636,528	73,545,568

Fertilizers & Agricultural Chemicals—0.55%
Monsanto Co.	391,847	30,250,588

Footwear—1.77%
NIKE, Inc. -Class B	902,162	97,595,885

Health Care Equipment—0.30%
Intuitive Surgical, Inc. (c)	31,811	16,640,334

Health Care Services—1.09%
Express Scripts Holding Co. (c)	1,152,020	60,123,924

Health Care Technology—0.59%
Cerner Corp. (c)	414,968	32,350,905

Heavy Electrical Equipment—0.88%
ABB Ltd. -ADR (Switzerland)(c)	3,058,101	48,348,577

Home Improvement Retail—0.71%
Home Depot, Inc. (The)	794,889	39,219,823

Hotels, Resorts & Cruise Lines—1.11%
Starwood Hotels & Resorts Worldwide, Inc.	1,162,883	61,458,367

Industrial Conglomerates—3.73%
Danaher Corp.	2,023,483	105,160,411
General Electric Co.	5,278,064	100,758,242

		205,918,653

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen American Franchise Fund

	Shares	Value

Industrial Machinery—0.99%
Ingersoll-Rand PLC	1,321,011	$54,570,964

Integrated Oil & Gas—2.35%
Exxon Mobil Corp.	590,706	46,447,213
Occidental Petroleum Corp.	1,051,682	83,366,832

		129,814,045

Internet Retail—3.01%
Amazon.com, Inc. (c)	413,622	88,064,260
Priceline.com Inc. (c)	125,328	78,391,411

		166,455,671

Internet Software & Services—6.09%
Baidu, Inc. -ADR (China)(c)	542,310	63,867,849
eBay Inc. (c)	1,441,614	56,496,853
Facebook Inc. -Class B (Acquired 04/04/12-04/05/12; Cost $17,511,945) )(b)(c)	1,464,275	36,928,283
Facebook Inc. Class A (c)	632,708	18,747,138
Google Inc. -Class A (c)	276,517	160,617,664

		336,657,787

Investment Banking & Brokerage—0.73%
Goldman Sachs Group, Inc. (The)	421,956	40,381,189

IT Consulting & Other Services—2.19%
Cognizant Technology Solutions Corp. -Class A (c)	2,076,283	120,943,485

Life Sciences Tools & Services—1.70%
Agilent Technologies, Inc.	2,308,442	93,861,252

Managed Health Care—1.10%
UnitedHealth Group Inc.	1,085,507	60,538,725

Movies & Entertainment—0.53%
Walt Disney Co. (The)	635,860	29,065,161

Oil & Gas Drilling—0.15%
Ensco PLC Class A (United Kingdom)	178,919	8,035,252

Oil & Gas Equipment & Services—4.13%
Cameron International Corp. (c)	1,037,271	47,392,912
Halliburton Co.	1,433,464	43,089,928
National Oilwell Varco Inc.	455,585	30,410,299
Weatherford International Ltd. (c)	8,918,964	107,116,757

		228,009,896

Other Diversified Financial Services—1.41%
JPMorgan Chase & Co.	2,351,489	77,951,860

Packaged Foods & Meats—0.35%
Mead Johnson Nutrition Co.	237,537	19,178,737

Pharmaceuticals—3.93%
Abbott Laboratories	1,279,817	79,079,893
Allergan, Inc.	1,530,104	138,091,886

		217,171,779

Property & Casualty Insurance—0.35%
ACE Ltd.	270,128	19,538,358

Railroads—1.45%
Union Pacific Corp.	719,967	80,204,324

Restaurants—1.91%
Starbucks Corp.	1,918,489	105,305,861

Semiconductors—1.85%
Broadcom Corp. -Class A (c)	1,662,740	53,789,639
Texas Instruments Inc.	861,636	24,539,393
Xilinx, Inc.	743,413	23,766,914

		102,095,946

Soft Drinks—3.07%
Coca-Cola Co. (The)	930,009	69,499,573
Monster Beverage Corp. (c)	618,008	44,867,381
PepsiCo, Inc.	814,372	55,255,140

		169,622,094

Specialized REIT’s—1.77%
American Tower Corp.	1,505,780	97,695,006

Systems Software—4.81%
Check Point Software Technologies Ltd. (Israel)(c)	1,548,486	79,344,423
Microsoft Corp.	4,761,057	138,975,254
Rovi Corp. (c)	1,949,617	47,629,143

		265,948,820

Trucking—1.13%
J.B. Hunt Transport Services, Inc.	1,090,238	62,285,297

Total Common Stocks & Other Equity Interests (Cost $4,664,588,968)		5,422,217,324

Money Market Funds—1.14%
Liquid Assets Portfolio — Institutional Class (d)	31,538,351	31,538,351
Premier Portfolio — Institutional Class (d)	31,538,352	31,538,352

Total Money Market Funds (Cost $63,076,703)		63,076,703

TOTAL INVESTMENTS—99.29% (Cost $4,727,665,671)		5,485,294,027

OTHER ASSETS LESS LIABILITIES—0.71%		39,285,089

NET ASSETS—100.00%		$5,524,579,116

Investment Abbreviations:
ADR — American Depositary Receipt
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen American Franchise Fund

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2012 was $58,125,845 and represented 1.05% of the Fund’s Net Assets.

(c)	Non-income producing security.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen American Franchise Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2012
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Van Kampen American Franchise Fund

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
Invesco Van Kampen American Franchise Fund

NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	—	Prices are determined using quoted prices in an active market for identical assets.

Level 2	—	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3	—	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of May 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
     During the nine months ended May 31, 2012, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$5,399,310,478	$49,055,266	$36,928,283	$5,485,294,027

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended May 31, 2012 was $3,726,375,952 and $4,044,288,256, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$1,000,437,122

Aggregate unrealized (depreciation) of investment securities	(271,012,865)

Net unrealized appreciation of investment securities	$729,424,257

Cost of investments for tax purposes is $4,755,869,770.
Invesco Van Kampen American Franchise Fund

Invesco Van Kampen Equity and Income Fund
Quarterly Schedule of Portfolio Holdings
May 31, 2012

invesco.com/us	VK-EQI-QTR-1 05/12	Invesco Advisers, Inc.

Schedule of Investments(a)
May 31, 2012
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–61.54%

Agricultural Products–0.68%

Archer-Daniels-Midland Co.	2,208,010	$70,391,359

Asset Management & Custody Banks–1.17%

Northern Trust Corp.	1,334,689	57,631,871

State Street Corp.	1,528,789	63,001,395

		120,633,266

Biotechnology–0.12%

Amgen Inc.	185,442	12,891,928

Cable & Satellite–2.80%

Comcast Corp. -Class A	5,765,153	166,670,573

Time Warner Cable Inc.	1,623,754	122,431,052

		289,101,625

Communications Equipment–0.30%

Juniper Networks, Inc. (b)	1,805,297	31,051,108

Computer Hardware–0.51%

Dell Inc. (b)	1,952,449	24,073,696

Hewlett-Packard Co.	1,276,094	28,941,812

		53,015,508

Data Processing & Outsourced Services–0.59%

Western Union Co. (The)	3,754,860	61,579,704

Diversified Banks–1.84%

Comerica, Inc.	1,661,067	50,529,658

U.S. Bancorp	1,665,718	51,820,487

Wells Fargo & Co.	2,725,860	87,363,813

		189,713,958

Diversified Chemicals–0.89%

PPG Industries, Inc.	885,065	91,551,124

Diversified Support Services–0.51%

Cintas	1,416,731	52,277,374

Drug Retail–0.49%

Walgreen Co.	1,643,957	50,173,568

Electric Utilities–1.95%

American Electric Power Co., Inc.	1,199,979	46,211,191

Edison International	1,237,742	55,648,880

Entergy Corp.	594,317	38,351,276

FirstEnergy Corp.	1,289,805	60,349,976

Pinnacle West Capital Corp.	13,696	676,309

		201,237,632

Food Distributors–0.70%

Sysco Corp.	2,599,231	72,544,537

Health Care Distributors–0.24%

Cardinal Health, Inc.	605,483	25,054,887

Health Care Equipment–1.15%

Medtronic, Inc.	3,230,199	119,000,531

Home Improvement Retail–0.86%

Home Depot, Inc. (The)	1,789,820	88,309,719

Hotels, Resorts & Cruise Lines–0.66%

Carnival Corp.	2,120,736	68,054,418

Household Products–1.55%

Energizer Holdings, Inc.	522,946	38,127,993

Procter & Gamble Co. (The)	1,950,104	121,471,978

		159,599,971

Industrial Conglomerates–4.85%

General Electric Co.	17,329,649	330,822,999

Tyco International Ltd.	3,206,317	170,447,812

		501,270,811

Industrial Machinery–1.03%

Ingersoll-Rand PLC (Ireland)	2,572,938	106,288,069

Insurance Brokers–2.58%

Aon PLC	1,131,138	52,597,917

Marsh & McLennan Cos., Inc.	5,712,040	182,671,039

Willis Group Holdings PLC	869,997	30,684,794

		265,953,750

Integrated Oil & Gas–3.40%

Chevron Corp.	817,567	80,375,012

ConocoPhillips	734,851	38,329,828

Exxon Mobil Corp.	1,149,904	90,416,952

Hess Corp.	1,194,703	52,208,521

Occidental Petroleum Corp.	555,846	44,061,912

Royal Dutch Shell PLC -ADR (United Kingdom)	734,531	45,673,138

		351,065,363

Integrated Telecommunication Services–0.98%

Verizon Communications Inc.	2,418,346	100,699,927

Internet Software & Services–1.87%

eBay Inc. (b)(c)	4,932,816	193,317,059

Investment Banking & Brokerage–0.66%

Charles Schwab Corp. (The)	5,497,150	68,494,489

See accompanying notes which are an integral part of this schedule.
                              Invesco Van Kampen Equity and Income Fund

	Shares	Value

Investment Companies — Exchange Traded Funds–0.28%

SPDR S&P Homebuilders ETF	1,400,900	$29,040,657

IT Consulting & Other Services–0.71%

Amdocs Ltd. (b)	2,541,784	73,076,290

Managed Health Care–2.10%

Cigna Corp.	1,190,676	52,282,583

UnitedHealth Group Inc.	2,268,604	126,520,045

WellPoint, Inc.	570,676	38,457,856

		217,260,484

Movies & Entertainment–2.58%

Time Warner Inc.	3,591,369	123,794,490

Viacom Inc. -Class B	2,987,281	142,582,922

		266,377,412

Oil & Gas Equipment & Services–1.16%

Baker Hughes Inc.	1,164,366	48,588,993

Cameron International Corp. (b)	823,049	37,605,109

Halliburton Co.	1,113,188	33,462,431

		119,656,533

Oil & Gas Exploration & Production–1.78%

Anadarko Petroleum Corp.	1,957,238	119,391,518

Devon Energy Corp.	962,328	57,277,763

WPX Energy Inc. (b)	489,550	7,181,698

		183,850,979

Oil & Gas Refining & Marketing–0.11%

Phillips 66	367,425	11,033,773

Oil & Gas Storage & Transportation–0.64%

Williams Cos., Inc. (The)	2,148,521	65,594,346

Other Diversified Financial Services–3.59%

Citigroup Inc.	3,878,137	102,809,412

JPMorgan Chase & Co.	8,079,629	267,839,701

		370,649,113

Packaged Foods & Meats–1.66%

Kraft Foods Inc. -Class A	1,969,714	75,380,955

Unilever N.V. -New York Shares (Netherlands)	3,054,144	95,777,956

		171,158,911

Personal Products–1.05%

Avon Products, Inc.	6,525,673	107,999,888

Pharmaceuticals–4.36%

Bristol-Myers Squibb Co.	3,709,037	123,659,294

Eli Lilly & Co.	839,464	34,376,051

Hospira, Inc. (b)	605,915	18,940,903

Merck & Co., Inc.	3,536,585	132,904,864

Pfizer Inc.	6,435,853	140,752,105

		450,633,217

Property & Casualty Insurance–0.53%

Chubb Corp. (The)	763,965	55,058,958

Regional Banks–2.60%

BB&T Corp.	2,360,045	71,320,560

Fifth Third Bancorp	4,045,596	54,008,706

PNC Financial Services Group, Inc.	2,337,988	143,599,223

		268,928,489

Semiconductor Equipment–0.52%

Applied Materials, Inc.	5,178,777	53,496,766

Semiconductors–0.63%

Intel Corp.	2,514,879	64,984,473

Soft Drinks–1.85%

Coca-Cola Co. (The)	717,881	53,647,247

PepsiCo, Inc.	2,022,988	137,259,736

		190,906,983

Systems Software–1.69%

Microsoft Corp.	5,969,785	174,258,024

Wireless Telecommunication Services–1.32%

Vodafone Group PLC -ADR (United Kingdom)	5,094,723	136,487,629

Total Common Stocks & Other Equity Interests (Cost $6,022,249,795)		6,353,724,610

	Principal
	Amount

U.S. Dollar Denominated Bonds and Notes–21.99%

Advertising–0.03%

WPP Finance (United Kingdom), Sr. Unsec. Gtd. Global Notes, 8.00%, 09/15/14	$3,225,000	3,680,318

Aerospace & Defense–0.03%

Raytheon Co., Sr. Unsec. Gtd. Notes, 1.63%, 10/15/15	2,910,000	2,974,551

Agricultural Products–0.07%

Ingredion Inc.,
Sr. Unsec. Notes,
4.63%, 11/01/20	1,875,000	2,057,179

6.63%, 04/15/37	3,940,000	4,842,594

		6,899,773

See accompanying notes which are an integral part of this schedule.
                              Invesco Van Kampen Equity and Income Fund

	Principal
	Amount	Value
Airlines–0.13%

Continental Airlines, Inc.,
Series 2010-1, Class A, Sec. Pass Through Ctfs., 4.75%, 01/12/21	$4,751,679	$4,995,203

Series 2012-1, Class A, Sec. Pass Through Ctfs., 4.15%, 04/11/24	5,750,000	5,674,531

Delta Air Lines Pass Through Trust-Series 2010-1, Class A, Sec. Pass Through Ctfs., 6.20%, 07/02/18	2,967,638	3,227,306

		13,897,040

Alternative Carriers–0.15%

TW Telecom Inc., Sr. Unsec. Conv. Deb., 2.38%, 04/01/13(d)	11,720,000	15,148,100

Asset Management & Custody Banks–0.41%

Affiliated Managers Group, Inc., Sr. Unsec. Conv. Notes, 3.95%, 08/15/13(d)	39,246,000	42,680,025

Automobile Manufacturers–0.11%

Daimler Finance North America LLC, Sr. Unsec. Gtd. Notes, 1.88%, 09/15/14(e)	10,880,000	11,006,970

Automotive Retail–0.17%

Advance Auto Parts, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 05/01/20	9,195,000	10,531,544

AutoZone, Inc.,
Sr. Unsec. Global Notes, 6.50%, 01/15/14	5,400,000	5,867,853

Sr. Unsec. Notes, 5.88%, 10/15/12	1,040,000	1,059,954

		17,459,351

Biotechnology–1.08%

Dendreon Corp., Sr. Unsec. Conv. Notes, 2.88%, 01/15/16	20,646,000	14,684,468

Gilead Sciences Inc.-Series D, Sr. Unsec. Conv. Notes, 1.63%, 05/01/16	41,411,000	53,161,371

Vertex Pharmaceuticals Inc., Sr. Unsec. Sub. Conv. Notes, 3.35%, 10/01/15	33,044,000	44,278,960

		112,124,799

Brewers–0.15%

Anheuser-Busch InBev Worldwide, Inc.,
Sr. Unsec. Gtd. Global Notes,
3.63%, 04/15/15	6,145,000	6,606,913

5.38%, 01/15/20	950,000	1,140,389

FBG Financial Ltd. (Australia), Sr. Unsec. Gtd. Notes, 5.13%, 06/15/15(e)	6,965,000	7,585,830

		15,333,132

Broadcasting–0.11%

COX Communications Inc.,
Sr. Unsec. Global Notes,
5.45%, 12/15/14	400,000	442,720

Sr. Unsec. Notes,
6.25%, 06/01/18(e)	3,700,000	4,400,313

8.38%, 03/01/39(e)	655,000	948,762

Sr. Unsec. Notes,
7.25%, 11/15/15	5,000,000	5,733,560

		11,525,355

Cable & Satellite–0.45%

Comcast Corp.,
Sr. Unsec. Gtd. Global Notes, 5.70%, 05/15/18	4,735,000	5,581,203

Sr. Unsec. Gtd. Notes, 6.45%, 03/15/37	2,000,000	2,470,230

DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Sr. Unsec. Gtd. Global Notes, 5.15%, 03/15/42	4,730,000	4,672,308

2.40%, 03/15/17	2,910,000	2,924,341

NBC Universal Media LLC,
Sr. Unsec. Global Notes, 2.10%, 04/01/14	3,425,000	3,491,349

5.15%, 04/30/20	3,320,000	3,849,204

5.95%, 04/01/41	3,365,000	4,051,371

Time Warner Cable, Inc.,
Sr. Unsec. Gtd. Global Notes, 8.75%, 02/14/19	2,345,000	3,109,607

Sr. Unsec. Gtd. Notes,
5.88%, 11/15/40	7,235,000	7,998,476

Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec. Gtd. Global Notes, 6.50%, 01/15/18	7,880,000	8,675,943

		46,824,032

Casinos & Gaming–1.00%

International Game Technology, Sr. Unsec. Conv. Notes, 3.25%, 05/01/14	38,202,000	41,162,655

MGM Resorts International, Sr. Unsec. Gtd. Conv. Notes, 4.25%, 04/15/15	63,088,000	62,535,980

		103,698,635

Communications Equipment–0.30%

Ciena Corp., Sr. Unsec. Conv. Notes, 4.00%, 03/15/15(e)	29,353,000	30,600,503

Computer & Electronics Retail–0.05%

Best Buy Co., Inc., Sr. Unsec. Notes, 5.50%, 03/15/21	6,025,000	5,591,953

Computer Hardware–0.06%

Hewlett-Packard Co., Sr. Unsec. Global Notes, 2.63%, 12/09/14	5,620,000	5,750,353

See accompanying notes which are an integral part of this schedule.
                              Invesco Van Kampen Equity and Income Fund

	Principal
	Amount	Value

Computer Storage & Peripherals–1.58%

SanDisk Corp.,
Sr. Unsec. Conv. Notes,
1.00%, 05/15/13	$94,995,000	$94,045,050

1.50%, 08/15/17	69,333,000	69,333,000

		163,378,050

Construction Materials–0.42%

Cemex S.A.B. de C.V. (Mexico), Unsec. Sub. Conv. Notes, 4.88%, 03/15/15	60,100,000	43,873,000

Consumer Finance–0.08%

American Express Credit Corp.-Series C, Sr. Unsec. Medium-Term Global Notes, 7.30%, 08/20/13	7,230,000	7,762,900

Capital One Financial Corp., Sr. Unsec. Notes, 6.75%, 09/15/17	220,000	263,218

		8,026,118

Diversified Banks–1.94%

Abbey National Treasury Services PLC (United Kingdom),
Sr. Unsec. Gtd. Global Notes,
2.88%, 04/25/14	2,560,000	2,504,725

4.00%, 04/27/16	2,930,000	2,858,845

Sr. Unsec. Gtd. Medium-Term Euro Notes, 3.88%, 11/10/14(e)	4,750,000	4,741,315

Ally Financial, Inc., Gtd. Notes, 2.20%, 12/19/12	11,750,000	11,872,324

Bank of Nova Scotia (Canada), Sr. Unsec. Global Notes, 2.38%, 12/17/13	6,110,000	6,266,014

Barclays Bank PLC (United Kingdom),
Sr. Unsec. Global Notes,
6.75%, 05/22/19	8,500,000	9,825,739

2.75%, 02/23/15	2,535,000	2,535,478

Unsec. Sub. Global Notes, 5.14%, 10/14/20	5,015,000	4,803,463

BPCE S.A. (France), Sr. Unsec. Notes, 2.38%, 10/04/13(e)	7,025,000	6,904,249

Citibank N.A., Sr. Unsec. Gtd. Notes, 1.75%, 12/28/12	18,400,000	18,557,086

Danske Bank A/S (Denmark), Sr. Unsec. Notes, 3.88%, 04/14/16(e)	9,435,000	9,436,521

HBOS PLC (United Kingdom)-Series G, Unsec. Sub. Medium-Term Notes, 6.75%, 05/21/18(e)	8,535,000	7,975,500

HSBC Bank PLC (United Kingdom), Sr. Unsec. Notes, 4.13%, 08/12/20(e)	8,540,000	9,105,113

HSBC Finance Corp., Sr. Unsec. Sub. Global Notes, 6.68%, 01/15/21	828,000	897,701

ING Bank N.V. (Netherlands), Sr. Unsec. Notes, 2.00%, 10/18/13(e)	4,500,000	4,487,183

Korea Development Bank (The) (South Korea), Sr. Unsec. Global Notes, 4.38%, 08/10/15	3,460,000	3,650,694

Lloyds TSB Bank PLC (United Kingdom),
Sr. Unsec. Gtd. Global Notes, 4.88%, 01/21/16	9,750,000	10,052,393

Sr. Unsec. Gtd. Medium-Term Notes, 5.80%, 01/13/20(e)	1,360,000	1,402,736

National Australia Bank Ltd. (Australia), Sr. Unsec. Bonds, 3.75%, 03/02/15(e)	3,390,000	3,566,308

Nordea Bank A.B. (Sweden), Sr. Unsec. Notes, 4.88%, 01/27/20(e)	4,495,000	4,983,701

Series 2, Sr. Unsec. Notes, 3.70%, 11/13/14(e)	880,000	915,225

Rabobank Nederland N.V. (Netherlands), Sr. Unsec. Medium-Term Global Notes, 4.75%, 01/15/20(e)	9,100,000	9,977,619

Royal Bank of Scotland PLC (The) (United Kingdom), Sr. Unsec. Gtd. Global Notes, 4.88%, 03/16/15	8,215,000	8,433,687

Santander U.S. Debt S.A. Unipersonal (Spain), Sr. Unsec. Gtd. Notes, 3.72%, 01/20/15(e)	3,200,000	3,003,470

Societe Generale S.A. (France), Sr. Unsec. Notes, 2.50%, 01/15/14(e)	11,940,000	11,834,006

Standard Chartered PLC (United Kingdom),
Sr. Unsec. Notes,
3.85%, 04/27/15(e)	4,190,000	4,381,874

5.50%, 11/18/14(e)	1,140,000	1,216,444

U.S. Bancorp., Sr. Unsec. Notes, 2.00%, 06/14/13	8,165,000	8,290,253

U.S. Bank N.A., Sub. Notes, 3.78%, 04/29/20	8,200,000	8,586,351

Wells Fargo & Co.,
Sr. Unsec. Global Notes, 3.63%, 04/15/15	750,000	796,459

Sr. Unsec. Notes, 5.63%, 12/11/17	8,095,000	9,382,844

Westpac Banking Corp. (Australia), Sr. Unsec. Global Notes, 2.10%, 08/02/13	7,235,000	7,338,618

		200,583,938

Diversified Capital Markets–0.11%

Credit Suisse AG (Switzerland), Sr. Unsec. Medium-Term Global Notes, 5.30%, 08/13/19	3,630,000	4,057,989

UBS AG (Switzerland),
Sr. Unsec. Global Notes, 5.88%, 12/20/17	5,200,000	5,700,340

Sr. Unsec. Medium-Term Notes, 3.88%, 01/15/15	1,435,000	1,479,323

Sr. Unsec. Medium-Term Global Notes,
See accompanying notes which are an integral part of this schedule.
                              Invesco Van Kampen Equity and Income Fund

	Principal
	Amount	Value
Diversified Capital Markets–(continued)

5.75%, 04/25/18	$520,000	$570,799

		11,808,451

Diversified Metals & Mining–0.20%

Anglo American Capital PLC (United Kingdom), Sr. Unsec. Gtd. Notes, 9.38%, 04/08/19(e)	3,185,000	4,250,378

Freeport-McMoRan Copper & Gold Inc., Sr. Unsec. Global Notes, 1.40%, 02/13/15	5,940,000	5,932,162

Rio Tinto Finance USA Ltd. (Australia), Sr. Unsec. Gtd. Global Notes, 9.00%, 05/01/19	5,240,000	7,210,319

Southern Copper Corp.,
Sr. Unsec. Global Notes,
5.38%, 04/16/20	1,170,000	1,279,556

6.75%, 04/16/40	1,695,000	1,788,815

		20,461,230

Diversified Real Estate Activities–0.01%

Brookfield Asset Management, Inc. (Canada), Sr. Unsec. Notes, 7.13%, 06/15/12	1,410,000	1,412,240

Diversified REIT’s–0.17%

Dexus Diversified Trust/Dexus Office Trust (Australia), Sr. Unsec. Gtd. Notes, 5.60%, 03/15/21(e)	16,355,000	17,069,848

Qatari Diar Finance QSC (Qatar), Unsec. Gtd. Unsub. Notes, 5.00%, 07/21/20(e)	440,000	489,950

		17,559,798

Diversified Support Services–0.05%

Cintas Corp. No. 2, Sr. Unsec. Gtd. Notes, 2.85%, 06/01/16	4,605,000	4,834,908

Drug Retail–0.08%

CVS Pass-Through Trust, Sec. Global Pass Through Ctfs., 6.04%, 12/10/28	7,416,362	8,596,609

Electric Utilities–0.18%

Electricite de France S.A. (France), Sr. Unsec. Notes, 4.60%, 01/27/20(e)	2,150,000	2,344,081

Enel Finance International N.V. (Luxembourg),
Sr. Unsec. Gtd. Notes,
3.88%, 10/07/14(e)	600,000	598,984

5.13%, 10/07/19(e)	6,755,000	6,473,345

Iberdola Finance Ireland Ltd. (Ireland), Sr. Unsec. Gtd. Notes, 3.80%, 09/11/14(e)	2,175,000	2,179,582

Louisville Gas & Electric Co., Sec. First Mortgage Global Bonds, 1.63%, 11/15/15	5,525,000	5,584,033

Ohio Power Co.-Series M, Sr. Unsec. Notes, 5.38%, 10/01/21	1,050,000	1,244,008

PPL Electric Utilities Corp., Sec. First Mortgage Bonds, 6.25%, 05/15/39	355,000	487,947

		18,911,980

Electronic Components–0.02%

Corning, Inc.,
Sr. Unsec. Notes,
6.63%, 05/15/19	730,000	897,765

7.25%, 08/15/36	1,185,000	1,493,811

		2,391,576

Environmental & Facilities Services–0.06%

Waste Management, Inc., Sr. Unsec. Gtd. Notes, 5.00%, 03/15/14	6,205,000	6,627,032

Food Retail–0.04%

Delhaize Group S.A. (Belgium), Sr. Unsec. Gtd. Bonds, 5.88%, 02/01/14	3,850,000	4,072,778

General Merchandise Stores–0.10%

Target Corp., Sr. Unsec. Global Notes, 2.90%, 01/15/22	9,830,000	10,063,423

Gold–0.33%

Barrick Gold Corp. (Canada),
Sr. Unsec. Global Notes, 2.90%, 05/30/16	6,045,000	6,363,143

Sr. Unsec. Notes, 3.85%, 04/01/22(e)	3,485,000	3,604,036

5.25%, 04/01/42(e)	3,735,000	4,007,698

Gold Fields Orogen Holding BVI Ltd. (Mali), Sr. Unsec. Gtd. Notes, 4.88%, 10/07/20(e)	12,145,000	11,462,719

Newmont Mining Corp., Sr. Unsec. Gtd. Global Notes, 3.50%, 03/15/22	8,645,000	8,583,379

		34,020,975

Health Care Equipment–0.57%

Boston Scientific Corp., Sr. Unsec. Notes, 4.50%, 01/15/15	3,015,000	3,228,831

CareFusion Corp., Sr. Unsec. Global Notes, 4.13%, 08/01/12	4,770,000	4,795,520

NuVasive Inc., Sr. Unsec. Conv. Notes, 2.75%, 07/01/17	13,684,000	12,093,235

Teleflex Inc., Sr. Unsec. Sub. Conv. Notes, 3.88%, 08/01/17	33,647,000	38,988,461

		59,106,047

Health Care Facilities–0.68%

Brookdale Senior Living Inc., Sr. Unsec. Conv. Notes, 2.75%, 06/15/18	24,795,000	22,501,462

See accompanying notes which are an integral part of this schedule.
                              Invesco Van Kampen Equity and Income Fund

	Principal
	Amount	Value

Health Care Facilities–(continued)

LifePoint Hospitals Inc., Sr. Unsec. Sub. Conv. Notes, 3.50%, 05/15/14	$46,059,000	$47,210,475

		69,711,937

Health Care Services–0.64%
Express Scripts Holding Co.,
Sr. Unsec. Gtd. Global Notes,
5.25%, 06/15/12	14,295,000	14,313,878

6.25%, 06/15/14	1,300,000	1,421,259

Sr. Unsec. Gtd. Notes,
3.13%, 05/15/16	3,800,000	3,949,211

Medco Health Solutions Inc., Sr. Unsec. Notes, 2.75%, 09/15/15	3,535,000	3,642,389

Omnicare Inc.,
Sr. Unsec. Gtd. Sub. Conv. Notes,
3.75%, 04/01/42	29,270,000	27,184,512

Series OCR,
Sr. Unsec. Gtd. Conv. Deb.,
3.25%, 12/15/15(d)	16,126,000	15,480,960

		65,992,209

Hotels, Resorts & Cruise Lines–0.15%

Gaylord Entertainment Co., Sr. Unsec. Gtd. Conv. Notes, 3.75%, 10/01/14(e)	3,809,000	5,703,701

Wyndham Worldwide Corp.,
Sr. Unsec. Notes,
5.63%, 03/01/21	8,170,000	8,992,106

7.38%, 03/01/20	430,000	525,128

		15,220,935

Housewares & Specialties–0.09%

Tupperware Brands Corp., Sr. Unsec. Gtd. Global Notes, 4.75%, 06/01/21	8,615,000	9,096,120

Hypermarkets & Super Centers–0.01%

Wal-Mart Stores, Inc., Sr. Unsec. Global Notes, 6.50%, 08/15/37	730,000	1,000,903

Industrial Conglomerates–0.67%

General Electric Capital Corp., Sr. Unsec. Medium-Term Global Notes, 4.65%, 10/17/21	4,860,000	5,369,495

Series G, Sr. Unsec. Gtd. Medium-Term Global Notes, 2.63%, 12/28/12	48,180,000	48,828,739

Series G, Sr. Unsec. Medium-Term Notes, 6.00%, 08/07/19	8,500,000	10,016,609

General Electric Co., Sr. Unsec. Global Notes, 5.25%, 12/06/17	4,445,000	5,169,448

Koninklijke Philips Electronics N.V. (Netherlands), Sr. Unsec. Global Notes, 5.75%, 03/11/18	115,000	136,308

		69,520,599

Industrial Machinery–0.13%

Pentair, Inc., Sr. Unsec. Gtd. Notes, 5.00%, 05/15/21	12,200,000	13,580,832

Integrated Oil & Gas–0.17%

Hess Corp., Sr. Unsec. Global Notes, 5.60%, 02/15/41	3,325,000	3,520,871

Husky Energy Inc. (Canada), Sr. Unsec. Global Notes, 3.95%, 04/15/22	3,630,000	3,784,327

Petroleos Mexicanos (Mexico), Sr. Unsec. Gtd. Notes, 4.88%, 01/24/22(e)	7,430,000	7,778,439

Shell International Finance B.V. (Netherlands), Sr. Unsec. Gtd. Global Notes, 3.10%, 06/28/15	1,965,000	2,098,225

		17,181,862

Integrated Telecommunication Services–0.55%

AT&T Corp., Sr. Unsec. Gtd. Global Notes, 8.00%, 11/15/31	63,000	92,805

AT&T Inc.,
Sr. Unsec. Global Notes,
1.60%, 02/15/17	5,940,000	5,990,945

2.50%, 08/15/15	450,000	471,586

5.35%, 09/01/40	2,077,000	2,351,928

6.15%, 09/15/34	3,675,000	4,404,462

CenturyLink Inc.,
Sr. Unsec. Global Notes,
5.80%, 03/15/22	4,000,000	3,961,059

7.65%, 03/15/42	4,245,000	4,058,832

Deutsche Telekom International Finance B.V. (Netherlands), Sr. Unsec. Gtd. Global Bonds, 8.75%, 06/15/30	2,545,000	3,544,243

France Telecom S.A. (France), Sr. Unsec. Global Notes, 5.38%, 01/13/42	3,260,000	3,408,524

Telecom Italia Capital S.A. (Luxembourg), Sr. Unsec. Gtd. Global Notes, 7.00%, 06/04/18	9,615,000	9,789,500

Verizon Communications, Inc.,
Sr. Unsec. Global Notes,
3.00%, 04/01/16	3,575,000	3,819,800

4.75%, 11/01/41	2,925,000	3,191,817

6.35%, 04/01/19	4,090,000	5,156,017

8.95%, 03/01/39	3,500,000	5,703,656

Windstream Georgia Communications Corp., Sr. Unsec. Notes, 6.50%, 11/15/13	672,000	688,944

		56,634,118

Investment Banking & Brokerage–1.23%

Charles Schwab Corp. (The), Sr. Unsec. Notes, 4.45%, 07/22/20	7,880,000	8,782,574

Goldman Sachs Group, Inc. (The), Sr. Unsec. Conv. Medium-Term Notes, 1.00%, 03/15/17(e)	61,461,000	58,829,855

See accompanying notes which are an integral part of this schedule
                          Invesco Van Kampen Equity and Income Fund

	Principal
	Amount	Value

Investment Banking & Brokerage-(continued)

Sr. Unsec. Global Notes,
3.70%, 08/01/15	$1,350,000	$1,340,822

5.25%, 07/27/21	5,510,000	5,439,515

6.15%, 04/01/18	15,845,000	16,563,279

Unsec. Sub. Global Notes, 6.75%, 10/01/37	4,585,000	4,532,301

Macquarie Group Ltd. (Australia), Sr. Unsec. Notes, 6.00%, 01/14/20(e)	950,000	979,059

Morgan Stanley,
Sr. Unsec. Global Notes,
3.80%, 04/29/16	5,560,000	5,256,827

4.00%, 07/24/15	12,875,000	12,433,420

Sr. Unsec. Notes,
3.45%, 11/02/15	9,855,000	9,381,042

5.75%, 01/25/21	3,135,000	2,945,411

		126,484,105

IT Consulting & Other Services–0.00%

International Business Machines Corp., Sr. Unsec. Global Notes, 7.63%, 10/15/18	100,000	133,434

Life & Health Insurance–0.31%

Aegon N.V. (Netherlands), Sr. Unsec. Global Bonds, 4.63%, 12/01/15	3,100,000	3,312,607

Aflac Inc., Sr. Unsec Global Notes, 4.00%, 02/15/22	5,100,000	5,334,940

MetLife, Inc.,
Sr. Unsec. Global Notes,
4.75%, 02/08/21	3,565,000	3,982,711

Series A,
Sr. Unsec. Notes,
6.82%, 08/15/18	3,070,000	3,763,314

Pacific LifeCorp., Sr. Unsec. Notes, 6.00%, 02/10/20(e)	3,425,000	3,850,866

Prudential Financial, Inc.,
Series D,
Sr. Unsec. Medium-Term Notes,
4.75%, 09/17/15	5,030,000	5,449,656

3.88%, 01/14/15	950,000	994,960

6.63%, 12/01/37	3,475,000	4,149,945

7.38%, 06/15/19	1,020,000	1,264,649

		32,103,648

Managed Health Care–0.11%

Aetna, Inc., Sr. Unsec. Global Notes, 3.95%, 09/01/20	9,990,000	10,859,870

Movies & Entertainment–0.40%

Liberty Interractive LLC, Sr. Unsec. Conv. Notes, 3.13%, 03/30/13(d)	33,234,000	37,886,760

Time Warner, Inc., Sr. Unsec. Gtd. Notes, 5.88%, 11/15/16	2,655,000	3,132,308

		41,019,068

Multi-Line Insurance–0.05%

CNA Financial Corp., Sr. Unsec. Global Bonds, 5.88%, 08/15/20	4,915,000	5,430,855

Office Electronics–0.01%

Xerox Corp., Sr. Unsec. Notes, 4.25%, 02/15/15	820,000	871,663

Office REIT’s–0.05%

Digital Realty Trust L.P., Sr. Unsec. Gtd. Global Notes, 4.50%, 07/15/15	5,210,000	5,481,779

Oil & Gas Drilling–0.01%

Noble Holding International Ltd., Sr. Unsec. Gtd. Global Notes, 2.50%, 03/15/17	1,150,000	1,177,056

Oil & Gas Equipment & Services–0.25%

Helix Energy Solutions Group, Inc., Sr. Unsec. Conv. Notes, 3.25%, 12/15/12(d)	25,155,000	25,406,550

Oil & Gas Exploration & Production–0.39%

Petrobras International Finance Co. (Brazil), Sr. Unsec. Gtd. Global Notes, 6.88%, 01/20/40	260,000	303,884

Petroleos Mexicanos (Mexico), Sr. Unsec. Gtd. Global Notes, 5.50%, 01/21/21	6,200,000	6,870,730

Southwestern Energy Co., Sr. Unsec. Gtd. Notes, 4.10%, 03/15/22(e)	9,585,000	9,789,498

Stone Energy Corp., Sr. Unsec. Gtd. Conv. Notes, 1.75%, 03/01/17(e)	24,746,000	22,580,725

XTO Energy, Inc., Sr. Unsec. Notes, 5.75%, 12/15/13	310,000	334,148

		39,878,985

Oil & Gas Refining & Marketing–0.05%

Phillips 66, Sr. Unsec. Gtd. Notes, 1.95%, 03/05/15(e)	4,760,000	4,830,156

Oil & Gas Storage & Transportation–0.22%

Enterprise Products Operating LLC,
Sr. Unsec. Gtd. Global Notes,
5.25%, 01/31/20	2,380,000	2,727,904

Sr. Unsec. Gtd. Notes,
6.45%, 09/01/40	555,000	677,378

Series N,
Sr. Unsec. Gtd. Notes,
6.50%, 01/31/19	4,420,000	5,378,726

Plains All American Pipeline L.P./ PAA Finance Corp., Sr. Unsec. Global Notes, 3.65%, 06/01/22	4,275,000	4,346,841

See accompanying notes which are an integral part of this schedule.
                          Invesco Van Kampen Equity and Income Fund

	Principal
	Amount	Value

Oil & Gas Storage & Transportation–(continued)

Spectra Energy Capital LLC,
Sr. Unsec. Gtd. Notes,
5.65%, 03/01/20	$1,100,000	$1,269,744

7.50%, 09/15/38	2,245,000	3,032,193

Texas Eastern Transmission L.P., Sr. Unsec. Notes, 7.00%, 07/15/32	3,835,000	5,164,821

		22,597,607

Other Diversified Financial Services–1.62%

Bank of America Corp.,
Sr. Unsec. Global Notes,
5.75%, 12/01/17	2,825,000	2,954,603

Series L,
Sr. Unsec. Medium-Term Notes,
7.38%, 05/15/14	315,000	341,056

Series L,
Sr. Unsec. Medium-Term Global Notes,
5.65%, 05/01/18	10,675,000	11,155,364

Bear Stearns Cos., LLC (The), Sr. Unsec. Global Notes, 7.25%, 02/01/18	8,140,000	9,566,548

Citigroup Funding, Inc., Unsec. Gtd. Unsub. Global Notes, 2.25%, 12/10/12	70,500,000	71,243,124

Citigroup, Inc.,
Sr. Unsec. Global Notes,
6.01%, 01/15/15	1,615,000	1,732,332

6.13%, 11/21/17	11,440,000	12,403,254

8.50%, 05/22/19	2,385,000	2,916,557

Sr. Unsec. Notes,
4.75%, 05/19/15	1,000,000	1,041,717

ERAC USA Finance LLC,
Sr. Unsec. Gtd. Notes,
2.75%, 07/01/13(e)	5,060,000	5,129,713

5.80%, 10/15/12(e)	1,715,000	1,745,227

General Electric Capital Corp., Sr. Unsec. Global Notes, 5.90%, 05/13/14	1,465,000	1,593,390

ING Bank N.V. (Netherlands), Unsec. Notes, 3.75%, 03/07/17(e)	9,590,000	9,483,538

JPMorgan Chase & Co.,
Sr. Unsec. Global Notes,
4.40%, 07/22/20	5,700,000	5,990,899

4.50%, 01/24/22	7,380,000	7,899,913

4.75%, 05/01/13	1,280,000	1,321,494

Sr. Unsec. Notes,
6.00%, 01/15/18	7,395,000	8,310,325

Unsec. Sub. Global Notes,
5.13%, 09/15/14	1,530,000	1,609,531

Merrill Lynch & Co., Inc., Sr. Unsec. Medium-Term Notes, 6.88%, 04/25/18	9,445,000	10,370,106

Twin Reefs Pass-Through Trust, Sec. Pass Through Ctfs., 1.39% (Acquired 12/07/04-10/23/06; Cost $1,690,000)(e)(f)(g)	1,610,000	—

		166,808,691

Packaged Foods & Meats–0.13%

Grupo Bimbo S.A.B. de C.V. (Mexico), Sr. Unsec. Gtd. Notes, 4.88%, 06/30/20(e)	5,095,000	5,558,549

Kraft Foods Inc.,
Sr. Unsec. Global Notes,
6.88%, 02/01/38	842,000	1,082,464

7.00%, 08/11/37	2,830,000	3,642,550

Sr. Unsec. Notes,
6.88%, 01/26/39	2,125,000	2,728,092

		13,011,655

Paper Products–0.03%

International Paper Co., Sr. Unsec. Global Notes, 6.00%, 11/15/41	2,855,000	3,154,344

Pharmaceuticals–0.63%

Endo Health Solutions Inc., Sr. Unsec. Sub. Conv. Notes, 1.75%, 04/15/15	28,137,000	35,100,907

Salix Pharmaceuticals Ltd.,
Sr. Unsec. Conv. Notes,
1.50%, 03/15/19(e)	12,390,000	12,901,088

2.75%, 05/15/15	13,137,000	17,307,998

		65,309,993

Property & Casualty Insurance–0.06%

W.R. Berkley Corp., Sr. Unsec. Global Notes, 4.63%, 03/15/22	5,040,000	5,236,543

CNA Financial Corp., Sr. Unsec. Notes, 7.35%, 11/15/19	425,000	503,975

		5,740,518

Railroads–0.04%

CSX Corp.,
Sr. Unsec. Global Notes,
6.15%, 05/01/37	1,750,000	2,142,214

Sr. Unsec. Notes,
5.50%, 04/15/41	1,660,000	1,892,739

		4,034,953

Regional Banks–0.27%

Key Bank NA, Sr. Unsec. Gtd. Global Notes, 3.20%, 06/15/12	7,500,000	7,505,923

Nationwide Building Society (United Kingdom), Sr. Unsec. Notes, 6.25%, 02/25/20(e)	8,845,000	9,490,569

PNC Funding Corp.,
Sr. Unsec. Gtd. Global Notes,
5.13%, 02/08/20	5,305,000	6,108,728

Sr. Unsec. Gtd. Notes,
6.70%, 06/10/19	3,635,000	4,512,067

		27,617,287

Restaurants–0.01%

Yum! Brands, Inc., Sr. Unsec. Global Bonds, 6.25%, 03/15/18	1,175,000	1,418,330

See accompanying notes which are an integral part of this schedule.
                          Invesco Van Kampen Equity and Income Fund

	Principal
	Amount	Value

Retail REIT’s–0.09%

Simon Property Group L.P., Sr. Unsec. Notes, 4.75%, 03/15/42	$2,815,000	$2,858,385

WEA Finance LLC, Sr. Unsec. Gtd. Notes, 7.13%, 04/15/18(e)	5,290,000	6,291,897

		9,150,282

Semiconductor Equipment–0.50%

Lam Research Corp., Sr. Unsec. Conv. Notes, 1.25%, 05/15/18	33,039,000	32,915,104

Novellus Systems Inc., Sr. Unsec. Conv. Notes, 2.63%, 05/15/41	15,729,000	19,209,041

		52,124,145

Semiconductors–0.91%

Linear Technology Corp.,
Sr. Unsec. Conv. Notes,
3.00%, 05/01/14(d)(e)	36,420,000	37,421,550

Series A,
Sr. Unsec. Conv. Global Notes,
3.00%, 05/01/14(d)	10,661,000	10,954,177

Micron Technology Inc.-Series A, Sr. Unsec. Conv. Notes, 1.50%, 08/01/18(d)(e)	24,953,000	21,584,345

Xilinx Inc., Jr. Unsec. Sub. Conv. Notes, 3.13%, 03/15/37(e)	20,622,000	23,766,855

		93,726,927

Sovereign Debt–0.22%

Brazilian Government International Bond (Brazil), Sr. Unsec. Global Bonds, 6.00%, 01/17/17	16,505,000	19,434,637

Peruvian Government International Bond (Peru), Sr. Unsec. Global Notes, 7.13%, 03/30/19	1,650,000	2,101,688

Russian Foreign Bond (Russia), Sr. Unsec. Euro Bonds, 3.63%, 04/29/15(e)	800,000	829,096

		22,365,421

Specialized Finance–0.03%

National Rural Utilities Cooperative Finance Corp.,
Sr. Sec. Collateral Trust Notes,
2.63%, 09/16/12	440,000	442,411

3.05%, 02/15/22	2,550,000	2,668,078

		3,110,489

Specialized REIT’s–0.16%

American Tower Corp.,
Sr. Unsec. Global Notes,
4.63%, 04/01/15	2,425,000	2,579,283

Sr. Unsec. Notes,
4.50%, 01/15/18	4,620,000	4,917,282

Senior Housing Properties Trust, Sr. Unsec. Notes, 4.30%, 01/15/16	6,620,000	6,646,480

Ventas Realty L.P./Ventas Capital Corp., Sr. Unsec. Gtd. Notes, 4.25%, 03/01/22	2,635,000	2,662,956

		16,806,001

Steel–0.29%

ArcelorMittal (Luxembourg),
Sr. Unsec. Global Bonds,
9.85%, 06/01/19	7,005,000	8,288,749

Sr. Unsec. Global Notes,
3.75%, 08/05/15	8,775,000	8,816,167

5.50%, 03/01/21	1,325,000	1,255,924

6.13%, 06/01/18	390,000	396,211

6.75%, 03/01/41	1,325,000	1,238,716

7.00%, 10/15/39	910,000	880,484

Vale Overseas Ltd. (Brazil),
Sr. Unsec. Gtd. Global Notes,
4.63%, 09/15/20	320,000	329,925

5.63%, 09/15/19	3,655,000	4,040,229

6.88%, 11/10/39	4,075,000	4,679,999

		29,926,404

Thrifts & Mortgage Finance–0.10%

MGIC Investment Corp., Sr. Unsec. Conv. Notes, 5.00%, 05/01/17	16,283,000	10,360,059

Tobacco–0.01%

Altria Group, Inc., Sr. Unsec. Gtd. Global Notes, 4.13%, 09/11/15	715,000	779,315

Trading Companies & Distributors–0.00%

GATX Corp., Sr. Unsec. Notes, 4.75%, 10/01/12	450,000	455,340

Trucking–0.04%

Ryder System, Inc., Sr. Unsec. Medium-Term Notes, 3.15%, 03/02/15	4,030,000	4,183,415

Wireless Telecommunication Services–0.44%

America Movil S.A.B. de C.V. (Mexico), Sr. Unsec. Gtd. Global Notes, 2.38%, 09/08/16	4,450,000	4,499,819

Crown Castle Towers LLC, Sr. Sec. Gtd. Notes, 3.21%, 08/15/15(e)	5,095,000	5,216,006

SBA Communications Corp., Sr. Unsec. Conv. Notes, 1.88%, 05/01/13	27,743,000	35,337,647

		45,053,472

Total U.S. Dollar Denominated Bonds and Notes (Cost $2,169,580,384)		2,270,274,375

See accompanying notes which are an integral part of this schedule.
                          Invesco Van Kampen Equity and Income Fund

	Principal
	Amount	Value

U.S. Treasury Securities–8.67%

U.S. Treasury Bills–0.03%
0.10%, 11/15/12(h)(i)	$3,200,000	$3,198,255

U.S. Treasury Notes–6.92%

1.75%, 08/15/12	4,080,000	4,093,388

4.38%, 08/15/12	500,000	504,375

1.38%, 09/15/12	21,200,000	21,276,189

1.50%, 12/31/13	28,000,000	28,544,687

1.75%, 03/31/14	12,000,000	12,325,312

2.63%, 07/31/14	95,125,000	99,910,977

2.38%, 10/31/14	231,415,000	242,841,116

2.13%, 11/30/14	77,385,000	80,831,051

2.25%, 01/31/15	19,650,000	20,644,781

2.50%, 03/31/15	495,000	524,700

2.13%, 05/31/15	4,445,000	4,676,279

2.00%, 04/30/16	17,445,000	18,442,636

1.75%, 05/31/16	950,000	995,867

0.88%, 04/30/17	2,000,000	2,021,875

3.75%, 11/15/18	34,750,000	41,015,859

1.25%, 01/31/19	25,000,000	25,472,656

3.63%, 08/15/19	58,350,000	68,907,703

3.38%, 11/15/19	20,000,000	23,293,750

2.63%, 11/15/20	6,500,000	7,187,578

2.13%, 08/15/21	2,440,000	2,578,394

2.00%, 11/15/21	4,700,000	4,901,219

1.75%, 05/15/22	3,040,000	3,087,500

		714,077,892

U.S. Treasury Bonds–1.72%

8.00%, 11/15/21	3,557,000	5,633,399

6.88%, 08/15/25	20,000	31,622

6.13%, 11/15/27	19,110,000	29,324,892

5.38%, 02/15/31	5,205,000	7,706,653

3.50%, 02/15/39	31,890,000	37,550,475

4.25%, 05/15/39	9,900,000	13,154,625

4.50%, 08/15/39	1,060,000	1,463,463

4.38%, 11/15/39	13,200,000	17,894,250

4.63%, 02/15/40	18,150,000	25,548,961

4.38%, 05/15/40	1,280,000	1,736,400

4.25%, 11/15/40	500,000	665,781

3.13%, 11/15/41	34,000,000	37,187,500

		177,898,021

Total U.S. Treasury Securities (Cost $817,052,767)		895,174,168

	Shares

Preferred Stocks–2.04%

Health Care Facilities–0.26%

HealthSouth Corp., Series A, $65.00 Conv. Pfd.	27,000	26,399,250

Health Care Services–0.15%

Omnicare Capital Trust II, Series B, $2.00 Conv. Pfd.	356,855	15,701,620

	Shares

Multi-Utilities–0.44%

CenterPoint Energy, Inc., $1.97 Conv. Pfd.	1,300,669	45,767,290

Oil & Gas Storage & Transportation–0.43%

El Paso Energy Captial Trust I, $2.38 Conv. Pfd	875,900	44,451,925

Regional Banks–0.46%

KeyCorp, Series A, $7.75 Conv. Pfd.	427,098	47,096,097

Research & Consulting Services–0.06%

Nielsen Holdings N.V. (Netherlands), $3.13 Conv. Pfd.	106,910	5,806,549

Trucking–0.24%

2010 Swift Mandatory Common Exchange Security Trust, $0.66 Conv. Pfd.(e)	2,398,700	25,105,274

Total Preferred Stocks (Cost $188,512,415)		210,328,005

	Principal
	Amount

U.S. Government Sponsored Agency Securities–1.26%

Federal Home Loan Mortgage Corp. (FHLMC)–0.74%

Sr. Unsec. Global Bonds,
6.75%, 03/15/31	$7,000,000	10,848,843

Sr. Unsec. Global Notes,
3.00%, 07/28/14	23,700,000	25,049,472

Unsec. Global Notes,
4.88%, 06/13/18	33,680,000	40,871,321

		76,769,636

Federal National Mortgage Association (FNMA)–0.52%

Sr. Unsec. Global Bonds,
6.63%, 11/15/30	6,315,000	9,613,960

Sr. Unsec. Global Notes,
2.88%, 12/11/13	600,000	623,527

4.38%, 10/15/15	38,850,000	43,706,360

		53,943,847

Total U.S. Government Sponsored Agency Securities (Cost $118,685,307)		130,713,483

Municipal Obligations–0.13%

Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J);
Series 2010 A,
Taxable Build America RB,
6.64%, 04/01/57	2,600,000	3,082,560

Series 2010,
Build America RB,
6.66%, 04/01/57	4,980,000	5,832,277

See accompanying notes which are an integral part of this schedule.
                          Invesco Van Kampen Equity and Income Fund

	Principal
	Amount	Value

Municipal Obligations—(continued)

Texas (State of) Transportation Commission; Series 2010 B, Taxable First Tier Build America RB, 5.03%, 04/01/26	$3,450,000	$4,290,489

Total Municipal Obligations (Cost $11,090,046)		13,205,326

Asset-Backed Securities—0.06%

ARI Fleet Lease Trust-Series 2010-A, Class A, Floating Rate Pass Through Ctfs., 1.69%, 08/15/18(e)(j)	642,839	643,995

GE Dealer Floorplan Master Note Trust-Series 2009-2A, Class A, Floating Rate Pass Through Ctfs., 1.79%, 10/20/14(e)(j)	5,200,000	5,230,249

Nomura Asset Acceptance Corp.-Series 2005-AR1, Class 2A1, Floating Rate Pass Through Ctfs., 0.52%, 02/25/35(j)	13,377	12,883

Total Asset-Backed Securities (Cost $5,856,216)		5,887,127

U.S. Government Sponsored Mortgage-Backed Securities—0.00%

Federal Home Loan Mortgage Corp. (FHLMC)—0.00%

Pass Through Ctfs.,
6.50%, 05/01/29	4	5

5.50%, 02/01/37	494	538

		543

Federal National Mortgage Association (FNMA)—0.00%

Pass Through Ctfs.,
7.00%, 07/01/18 to 07/01/32	112,357	130,365

5.50%, 03/01/21	315	342

8.00%, 08/01/21	5,789	6,583

		137,290

Government National Mortgage Association (GNMA)—0.00%

Pass Through Ctfs.,
8.00%, 04/15/26 to 01/20/31	45,832	51,286

7.50%, 12/20/30	3,364	4,134

		55,420

Total U.S. Government Sponsored Mortgage-Backed Securities (Cost $174,369)		193,253

Money Market Funds—4.28%

Liquid Assets Portfolio — Institutional Class (k)	221,032,391	221,032,391

Premier Portfolio — Institutional Class (k)	221,032,391	221,032,391

Total Money Market Funds (Cost $442,064,782)		442,064,782

TOTAL INVESTMENTS—99.97% (Cost $9,775,266,081)		10,321,565,129

OTHER ASSETS LESS LIABILITIES—0.03%		3,114,182

NET ASSETS—100.00%		$10,324,679,311

Investment Abbreviations:

ADR	— American Depositary Receipt
Conv.	— Convertible
Ctfs.	— Certificates
Deb.	— Debentures
ETF	— Exchange-Traded Fund
Gtd.	— Guaranteed
Jr.	— Junior
Pfd.	— Preferred
RB	— Revenue Bonds
REIT	— Real Estate Investment Trust
Sec.	— Secured
SPDR	— Standard & Poor’s Depositary Receipt
Sr.	— Senior
Sub.	— Subordinated
Unsec.	— Unsecured
Unsub.	— Unsubordinated
Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	A portion of this security is subject to call options written. See Note 1G and Note 3.

(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2012 was $475,694,513, which represented 4.61% of the Fund’s Net Assets.

(f)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The value of this security at May 31, 2012 represented less than 1% of the Fund’s Net Assets.

(g)	Perpetual bond with no specified maturity date.

(h)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1F and Note 3.

(i)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(j)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2012.

(k)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
                         Invesco Van Kampen Equity and Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2012
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
                         Invesco Van Kampen Equity and Income Fund

A.	Security Valuations — (continued)
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
E.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation
                         Invesco Van Kampen Equity and Income Fund

E.	Foreign Currency Contracts — (continued)

(depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

F.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

G.	Call Options Written — The Fund may write call options. A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. Written call options are recorded as a liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently valued to reflect the current market value of the option written. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized gains and losses on these contracts are included in the Statement of Operations. A risk in writing a covered call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

H.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.
                         Invesco Van Kampen Equity and Income Fund

NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of May 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
     During the nine months ended May 31,2012, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$6,903,039,034	$103,078,363	$—	$7,006,117,397

Corporate Debt Securities	—	2,247,908,954	0	2,247,908,954

U.S. Treasury Securities	—	895,174,168	—	895,174,168

U.S Government Sponsored Securities	—	130,906,736	—	130,906,736

Foreign Government Debt Securities	—	22,365,421	—	22,365,421

Municipal Obligations	—	13,205,326	—	13,205,326

Asset Backed Securities	—	5,887,127	—	5,887,127

	$6,903,039,034	$3,418,526,095	$0	$10,321,565,129

Futures Contracts*	(1,037,187)	—	—	(1,037,187)

Foreign Currency Contracts*	—	13,022,602	—	13,022,602

Options*	(1,113,006)	—	—	(1,113,006)

Total Investments	$6,900,888,841	$3,431,548,697	$0	$10,332,437,538

*	Unrealized appreciation (depreciation).
NOTE 3 — Derivative Investments
Open Futures Contracts

				Unrealized
	Number of	Expiration	Notional	Appreciation
Long Contracts	Contracts	Month	Value	(Depreciation)

U.S. Treasury 2 Year Notes	695	September-2012	153,182,344	$128,853

Short Contracts

U.S. Treasury 5 Year Notes	1,104	September-2012	(137,103,000)	(476,693)

U.S. Treasury 10 Year Notes	779	September-2012	(104,337,313)	(689,347)

Subtotal			$(241,440,313)	$(1,166,040)

Total			$(88,257,969)	$(1,037,187)

                         Invesco Van Kampen Equity and Income Fund

Open Foreign Currency Contracts

Settlement		Contract to				Notional	Unrealized
Date	Counterparty	Deliver		Receive		Value	Appreciation

06/18/12	State Street	GBP	65,891,679	USD	106,605,819	$101,283,814	$5,322,005

06/18/12	Bank of New York	EUR	103,892,324	USD	136,534,773	128,272,445	8,262,328

						$229,556,259	$13,584,333

							Unrealized
Settlement		Contract to				Notional	Appreciation
Date	Counterparty	Deliver		Receive		Value	(Depreciation)

06/18/12	State Street	USD	21,949,286	EUR	17,322,526	21,387,555	(561,731)

						$21,387,555	$(561,731)

Total open foreign currency contracts						$250,943,814	$13,022,602

Currency Abbreviations:
EUR — Euro
GBP — British Pound Sterling
USD — U.S. Dollar
Open Options Written

						Unrealized
	Contract	Strike	Number of	Premiums		Appreciation
Calls	Month	Price	Contracts	Received	Value	(Depreciation)

eBay Inc.	July 12	$40	11,707	$918,158	$2,031,164	$(1,113,006)

Transactions During the Period

	Call Option Contracts
	Number of	Premiums
	Contracts	Received

Beginning of period	—	$—

Written	11,707	918,158

End of period	11,707	$918,158

NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended May 31, 2012 was $1,588,922,537 and $2,752,073,637, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$938,977,295

Aggregate unrealized (depreciation) of investment securities	(429,749,723)

Net unrealized appreciation of investment securities	$509,227,572

Cost of investments for tax purposes is $9,812,337,557.
                         Invesco Van Kampen Equity and Income Fund

Invesco Van Kampen Growth and Income Fund
Quarterly Schedule of Portfolio Holdings
May 31, 2012

invesco.com/us	VK-GRI-QTR-1 05/12	Invesco Advisers, Inc.

Schedule of Investments(a)
May 31, 2012
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—91.35%
Agricultural Products—1.03%
Archer-Daniels-Midland Co.	2,214,770	$70,606,868

Asset Management & Custody Banks—1.69%
Northern Trust Corp.	1,274,066	55,014,170
State Street Corp.	1,474,580	60,767,442

		115,781,612

Biotechnology—0.19%
Amgen Inc.	183,805	12,778,124

Cable & Satellite—4.08%
Comcast Corp. -Class A	5,673,484	164,020,423
Time Warner Cable Inc.	1,526,911	115,129,089

		279,149,512

Communications Equipment—0.45%
Juniper Networks, Inc. (b)	1,794,866	30,871,695

Computer Hardware—0.87%
Dell Inc. (b)	2,064,748	25,458,343
Hewlett-Packard Co.	1,486,987	33,724,865

		59,183,208

Data Processing & Outsourced Services—0.88%
Western Union Co. (The)	3,646,196	59,797,614

Diversified Banks—2.74%
Comerica, Inc.	1,618,661	49,239,668
U.S. Bancorp	1,660,401	51,655,075
Wells Fargo & Co. (b)	2,701,736	86,590,639

		187,485,382

Diversified Chemicals—1.24%
PPG Industries, Inc.	818,049	84,618,989

Diversified Support Services—0.76%
Cintas Corp.	1,413,454	52,156,453

Drug Retail—0.74%
Walgreen Co.	1,654,192	50,485,940

Electric Utilities—2.92%
American Electric Power Co., Inc.	1,187,515	45,731,203
Edison International	1,240,307	55,764,203
Entergy Corp.	578,323	37,319,183
FirstEnergy Corp.	1,277,157	59,758,176
Pinnacle West Capital Corp.	13,603	671,716

		199,244,481

Food Distributors—1.07%
Sysco Corp.	2,618,940	73,094,615

Health Care Distributors—0.37%
Cardinal Health, Inc.	606,901	25,113,563

Health Care Equipment—1.76%
Medtronic, Inc.	3,256,238	119,959,808

Home Improvement Retail—1.29%
Home Depot, Inc. (The)	1,785,681	88,105,501

Hotels, Resorts & Cruise Lines—0.97%
Carnival Corp.	2,073,117	66,526,325

Household Products—2.34%
Energizer Holdings, Inc.	513,585	37,445,482
Procter & Gamble Co. (The)	1,965,635	122,439,404

		159,884,886

Industrial Conglomerates—7.08%
General Electric Co.	16,607,595	317,038,989
Tyco International Ltd. (b)	3,136,872	166,756,115

		483,795,104

Industrial Machinery—1.49%
Ingersoll-Rand PLC (Ireland)(b)	2,465,736	101,859,554

Insurance Brokers—3.90%
AON PLC (United Kingdom)(b)	1,128,526	52,476,459
Marsh & McLennan Cos., Inc.	5,729,527	183,230,273
Willis Group Holdings PLC(b)	861,426	30,382,495

		266,089,227

Integrated Oil & Gas—5.03%
Chevron Corp.	810,523	79,682,516
ConocoPhillips	728,420	37,994,387
Exxon Mobil Corp.	1,079,641	84,892,172
Hess Corp.	1,181,892	51,648,680
Occidental Petroleum Corp.	557,132	44,163,854
Royal Dutch Shell PLC -ADR (United Kingdom)	728,103	45,273,445

		343,655,054

Integrated Telecommunication Services—1.39%
Verizon Communications Inc.	2,286,681	95,217,397

Internet Software & Services—2.81%
eBay Inc.(b)(c)	4,893,508	191,776,578

Investment Banking & Brokerage—0.97%
Charles Schwab Corp. (The)	5,333,956	66,461,092

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Growth and Income Fund

	Shares	Value

Investment Companies — Exchange Traded Funds—0.40%
SPDR S&P Homebuilders ETF	1,326,800	$27,504,564

IT Consulting & Other Services—1.00%
Amdocs Ltd. (b)	2,370,023	68,138,161

Managed Health Care—3.18%
Cigna Corp.	1,183,795	51,980,439
UnitedHealth Group Inc.	2,280,873	127,204,287
WellPoint, Inc.	567,378	38,235,603

		217,420,329

Movies & Entertainment—3.78%
Time Warner Inc.	3,463,120	119,373,747
Viacom Inc. -Class B	2,915,947	139,178,150

		258,551,897

Oil & Gas Equipment & Services—1.72%
Baker Hughes Inc.	1,114,912	46,525,278
Cameron International Corp. (b)	811,770	37,089,771
Halliburton Co.	1,117,000	33,577,020

		117,192,069

Oil & Gas Exploration & Production—2.68%
Anadarko Petroleum Corp.	1,965,377	119,887,997
Devon Energy Corp.	940,610	55,985,107
WPX Energy Inc. (b)	477,731	7,008,314

		182,881,418

Oil & Gas Refining & Marketing—0.16%
Phillips 66	364,210	10,937,226

Oil & Gas Storage & Transportation—0.93%
Williams Cos., Inc. (The)	2,092,523	63,884,727

Other Diversified Financial Services—5.37%
Citigroup Inc. (b)	3,825,546	101,415,224
JPMorgan Chase & Co.	8,000,397	265,213,161

		366,628,385

Packaged Foods & Meats—2.42%
Kraft Foods Inc. -Class A	1,886,970	72,214,342
Unilever N.V. -New York Shares (Netherlands)	2,964,390	92,963,270

		165,177,612

Personal Products—1.59%
Avon Products, Inc.	6,557,639	108,528,925

Pharmaceuticals—6.47%
Bristol-Myers Squibb Co.	3,613,882	120,486,826
Eli Lilly & Co.	829,659	33,974,536
Hospira, Inc. (b)	598,839	18,719,707
Merck & Co., Inc.	3,382,763	127,124,234
Pfizer Inc.	6,470,658	141,513,290

		441,818,593

Property & Casualty Insurance—0.80%
Chubb Corp. (The)	761,527	54,883,251

Regional Banks—3.82%
BB&T Corp. (b)	2,334,456	70,547,260
Fifth Third Bancorp	4,009,793	53,530,737
PNC Financial Services Group, Inc.	2,224,822	136,648,567

		260,726,564

Semiconductor Equipment—0.78%
Applied Materials, Inc.	5,126,645	52,958,243

Semiconductors—0.94%
Intel Corp.	2,494,218	64,450,593

Soft Drinks—2.82%
Coca-Cola Co. (The)	723,458	54,064,016
PepsiCo, Inc.	2,039,100	138,352,935

		192,416,951

Systems Software—2.42%
Microsoft Corp.	5,664,761	165,354,374

Wireless Telecommunication Services—2.01%
Vodafone Group PLC -ADR (United Kingdom)	5,134,304	137,548,004

Total Common Stocks & Other Equity Interests (Cost $5,826,319,277)		6,240,700,468

Money Market Funds—8.23%
Liquid Assets Portfolio — Institutional Class (d)	281,057,542	281,057,542
Premier Portfolio — Institutional Class (d)	281,057,542	281,057,542

Total Money Market Funds (Cost $562,115,084)		562,115,084

TOTAL INVESTMENTS—99.58% (Cost $6,388,434,361)		6,802,815,552

OTHER ASSETS LESS LIABILITIES—0.42%		28,417,832

NET ASSETS—100.00%		$6,831,233,384

Investment Abbreviations:

ADR	—	American Depositary Receipt
ETF	—	Exchange-Traded Fund
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Growth and Income Fund

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	A portion of this security is subject to call options written. See note 1F and Note 3.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Growth and Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2012
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Van Kampen Growth and Income Fund

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
E.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
Invesco Van Kampen Growth and Income Fund

F.	Call Options Written — The Fund may write call options. A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. Written call options are recorded as a liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently valued to reflect the current market value of the option written. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized gains and losses on these contracts are included in the Statement of Operations. A risk in writing a covered call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of May 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the nine months ended May 31, 2012, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$6,802,815,552	$—	$—	$6,802,815,552

Foreign Currency Contracts*	—	12,933,922	—	12,933,922

Options*	(939,026)	—	—	(939,026)

Total Investments	$6,801,876,526	$12,933,922	$—	$6,814,810,448

*	Unrealized appreciation (depreciation)
Invesco Van Kampen Growth and Income Fund

NOTE 3 — Derivative Investments

Open Foreign Currency Contracts
Settlement		Contract to		Notional	Unrealized
Date	Counterparty	Deliver	Receive	Value	Appreciation

06/18/12	Bank of New York	EUR 102,178,339	USD 134,282,262	$126,156,244	$8,126,018

06/18/12	State Street	GBP 66,691,204	USD 107,899,365	102,512,783	5,386,582

				$228,669,027	$13,512,600

					Unrealized
Settlement		Contract to		Notional	Appreciation
Date	Counterparty	Deliver	Receive	Value	(Depreciation)

06/18/12	State Street	USD 22,611,474	EUR 17,845,129	22,032,796	(578,678)

				$22,032,796	$(578,678)

Total foreign currency contracts				$250,701,823	$12,933,922

Currency Abbreviations:
EUR — Euro
GBP — British Pound Sterling
USD — U.S. Dollar

Open Options Written
						Unrealized
	Contract	Strike	Number of	Premiums		Appreciation
Calls	Month	Price	Contracts	Received	Value	(Depreciation)

eBay Inc.	July 12	$40	9,877	$774,634	$1,713,660	$(939,026)

Transactions During the Period
	Call Option Contracts
	Number of	Premiums
	Contracts	Received

Beginning of period	—	$—

Written	9,877	774,634

End of period	9,877	$774,634

Invesco Van Kampen Growth and Income Fund

NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended May 31, 2012 was $1,270,458,761 and $1,623,371,445, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$728,702,284

Aggregate unrealized (depreciation) of investment securities	(325,443,970)

Net unrealized appreciation of investment securities	$403,258,314

Cost of investments for tax purposes is $6,399,557,238.
Invesco Van Kampen Growth and Income Fund

Invesco Van Kampen Pennsylvania Tax Free Income Fund
Quarterly Schedule of Portfolio Holdings
May 31, 2012

invesco.com/us	VK-PTFI-QTR-1 05/12	Invesco Advisers, Inc.

Schedule of Investments
May 31, 2012
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations—100.68%

Pennsylvania—89.08%
Allegheny (County of) Higher Education Building Authority (Chatham University); Series 2012 A, University RB	5.00%	09/01/35	$1,000	$1,055,350
Allegheny (County of) Higher Education Building Authority (Duquesne University);
Series 1998, Ref. University RB (INS-AMBAC) (a)	5.50%	03/01/20	1,750	2,008,073
Series 2011 A, University RB	5.50%	03/01/31	550	628,474
Allegheny (County of) Higher Education Building Authority (Robert Morris University); Series 2008 A, University RB	6.00%	10/15/38	1,000	1,050,590
Allegheny (County of) Hospital Development Authority (Ohio Valley General Hospital); Series 2005 A, RB	5.00%	04/01/25	1,600	1,515,632
Allegheny (County of) Hospital Development Authority (University of Pittsburgh Medical Center); Series 2009, RB	5.63%	08/15/39	1,250	1,394,625
Allegheny (County of) Industrial Development Authority (AFCO Cargo PIT, LLC); Series 1999, Cargo Facilities Lease RB (b)	6.63%	09/01/24	935	843,379
Allegheny (County of) Industrial Development Authority (Residential Resources, Inc.); Series 2006, Lease RB	5.10%	09/01/26	980	972,091
Allegheny (County of) Redevelopment Authority (Pittsburgh Mills); Series 2004, Tax Allocation RB	5.60%	07/01/23	1,220	1,233,664
Allegheny (County of) Residential Finance Authority; Series 2006 TT, Single Family Mortgage RB (CEP-GNMA) (b)	5.00%	05/01/35	1,095	1,129,284
Allegheny (County of); Series 2008 C-61, Unlimited Tax GO Bonds (INS-AGC) (a)	5.00%	12/01/33	500	545,845
Allegheny Valley Joint School District; Series 2004 A, Unlimited Tax GO Bonds (INS-NATL) (a)	5.00%	11/01/28	1,500	1,567,425
Beaver (County of); Series 2009, Unlimited Tax GO Notes (INS-AGM) (a)	5.55%	11/15/31	1,390	1,550,754
Berks (County of) Industrial Development Authority (One Douglassville); Series 2007 A, Ref. First Mortgage RB (b)	6.13%	11/01/34	470	450,382
Berks (County of) Municipal Authority (Albright College); Series 2004, RB	5.50%	10/01/18	1,895	1,913,817
Bethlehem Area School District; Series 2010, Unlimited Tax GO Bonds (INS-AGM) (a)	5.25%	01/15/26	1,000	1,136,490
Bucks (County of) Industrial Development Authority (Ann’s Choice, Inc. Facility);
Series 2005 A, Retirement Community RB	5.90%	01/01/27	1,000	1,000,300
Series 2005 A, Retirement Community RB	6.13%	01/01/25	1,500	1,518,585
Bucks (County of) Industrial Development Authority (Lutheran Community Telford Center); Series 2007, RB	5.75%	01/01/37	2,000	1,961,220
Central Bradford Progress Authority (Guthrie Healthcare System); Series 2011, RB	5.38%	12/01/41	700	785,155
Centre (County of) Hospital Authority (Mt. Nittany Medical Center); Series 2009, RB (INS-AGC) (a)	6.13%	11/15/39	1,000	1,051,980
Chartiers Valley Industrial & Commercial Development Authority (Asbury Health Center);
Series 2006, Ref. First Mortgage RB	5.25%	12/01/15	500	520,970
Series 2006, Ref. First Mortgage RB	5.75%	12/01/22	900	930,744
Cumberland (County of) Municipal Authority (Asbury Pennsylvania Obligated Group); Series 2010, RB	6.00%	01/01/40	870	900,989
Cumberland (County of) Municipal Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Dickinson College); Series 2009, RB	5.00%	11/01/39	750	827,288
Cumberland (County of) Municipal Authority (Diakon Lutheran Ministries); Series 2007, RB	5.00%	01/01/36	1,000	1,009,740
Cumberland (County of) Municipal Authority (Messiah Village); Series 2008 A, RB	5.63%	07/01/28	1,000	1,018,220
Dauphin (County of) General Authority (Pinnacle Health System); Series 2009 A, Health System RB	6.00%	06/01/36	2,215	2,472,427
Dauphin (County of) General Authority (Riverfront Office); Series 1998, Office & Parking RB	6.00%	01/01/25	1,105	1,104,978
Delaware (County of) Authority (Cabrini College); Series 1999, College RB (INS-Radian) (a)	5.75%	07/01/23	220	220,231
Delaware (County of) Authority (Neumann College); Series 2008, College RB	6.25%	10/01/38	200	215,096
Delaware (County of) Industrial Development Authority (Aqua Pennsylvania, Inc.); Series 2005 A, Water Facilities RB (INS-NATL) (a)(b)	5.00%	11/01/38	1,500	1,552,500
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Pennsylvania Tax Free Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Pennsylvania—(continued)
Delaware (County of) Industrial Development Authority (Philadelphia Suburban Water); Series 2001, Water Facilities RB (INS-AMBAC) (a)(b)	5.35%	10/01/31	$2,500	$2,513,850
Delaware River Port Authority; Series 2010 D, RB	5.00%	01/01/40	1,000	1,084,900
Delaware Valley Regional Financial Authority;
Series 2002, RB	5.75%	07/01/17	3,535	4,135,526
Series 2002, RB	5.75%	07/01/32	1,000	1,203,510
Erie (City of) Higher Education Building Authority (Mercyhurst College);
Series 2004 B, Ref. College RB	5.00%	03/15/23	1,000	1,029,120
Series 2008, College RB	5.50%	03/15/38	500	530,880
Franklin (County of) Industrial Development Authority (Chambersburg Hospital); Series 2010, RB	5.38%	07/01/42	1,000	1,063,930
Geisinger Authority (Geisinger Health System); Series 2011 C, VRD RB (c)	0.13%	06/01/41	3,500	3,500,000
Geisinger Authority; Series 2011 A-1, Health System RB	5.13%	06/01/41	500	550,300
Greensburg Salem School District; Series 2002, Ref. Unlimited Tax GO Bonds (d)(e)	5.38%	09/15/12	1,415	1,433,310
Lancaster (County of) Hospital Authority (Brethren Village); Series 2008 A, RB	6.50%	07/01/40	350	370,878
Lancaster (County of) Hospital Authority (St. Anne’s Home for the Aged, Inc.); Series 1999, Health Center RB	6.60%	04/01/24	1,000	1,000,940
Lehigh (County of) General Purpose Authority (KidsPeace Obligated Group); Series 1998, RB	6.00%	11/01/23	1,760	844,554
Lehigh (County of) General Purpose Authority (St. Luke’s Bethlehem); Series 2003, Hospital RB (d)(e)	5.25%	08/15/13	980	1,039,006
Lehigh (County of) Industrial Development Authority (Lifepath, Inc.); Series 1998, Health Facility RB	6.30%	06/01/28	1,085	1,012,587
Lycoming (County of) Authority (Pennsylvania College of Technology); Series 2011, RB	5.00%	07/01/30	750	824,310
Lycoming (County of) Authority (Susquehanna Health System); Series 2009 A, Heath System RB	5.75%	07/01/39	1,250	1,355,250
Monroe (County of) Hospital Authority (Pocono Medical Center);
Series 2003, RB (d)(e)	6.00%	01/01/14	1,000	1,089,380
Series 2007, RB	5.13%	01/01/37	1,500	1,539,315
Montgomery (County of) Higher Education & Health Authority (Abington Memorial Hospital); Series 2002 A, Hospital RB	5.13%	06/01/32	2,100	2,123,898
Montgomery (County of) Industrial Development Authority (ACTS Retirement-Life Community); Series 2009 A-1, RB	6.25%	11/15/29	1,000	1,137,920
Montgomery (County of) Industrial Development Authority (Philadelphia Presbytery Homes, Inc.); Series 2010, RB	6.63%	12/01/30	1,500	1,666,965
Montgomery (County of) Industrial Development Authority (Whitemarsh Community); Series 2008, Mortgage RB	7.00%	02/01/36	500	526,355
Montgomery (County of) Industrial Development Authority (Whitemarsh Continuing Care); Series 2005, Mortgage RB	6.13%	02/01/28	1,100	1,114,289
Mt. Lebanon Hospital Authority (St. Clair Memorial Hospital); Series 2002 A, RB	5.63%	07/01/32	2,000	2,002,380
Northampton (County of) General Purpose Authority (Lehigh University); Series 2009, Higher Education RB	5.50%	11/15/33	1,000	1,145,410
Northampton (County of) General Purpose Authority (St. Luke’s Hospital);
Series 2008 A, Hospital RB	5.50%	08/15/35	1,000	1,052,720
Series 2010 C, Hospital RB (e)(f)	4.50%	08/15/16	1,000	1,094,570
Pennsylvania (State of) Economic Development Financing Agency (Forum Place); Series 2012, Governmental Lease RB	5.00%	03/01/34	500	549,975
Pennsylvania (State of) Economic Development Financing Authority (Allegheny Energy Supply Co.); Series 2009, RB	7.00%	07/15/39	1,830	2,140,642
Pennsylvania (State of) Economic Development Financing Authority (Philadelphia Biosolids Facility); Series 2009, Sewage Sludge Disposal RB	6.25%	01/01/32	1,000	1,107,950
Pennsylvania (State of) Economic Development Financing Authority (Waste Management, Inc.); Series 2005 A, Solid Waste Disposal RB (b)	5.10%	10/01/27	1,300	1,366,768
Pennsylvania (State of) Higher Educational Facilities Authority (Edinboro University Foundation); Series 2010, RB	6.00%	07/01/43	500	554,260
Pennsylvania (State of) Higher Educational Facilities Authority (St. Joseph’s University);
Series 2010 A, RB	5.00%	11/01/34	500	546,060
Series 2010 A, RB	5.00%	11/01/40	500	541,175
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Pennsylvania Tax Free Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Pennsylvania—(continued)
Pennsylvania (State of) Higher Educational Facilities Authority (Thomas Jefferson University);
Series 2002, RB	5.38%	01/01/25	$645	$657,339
Series 2002, RB	5.50%	01/01/19	355	363,410
Pennsylvania (State of) Higher Educational Facilities Authority (Trustees of the University of Pennsylvania); Series 2005 C, RB (g)	5.00%	07/15/38	4,700	5,137,288
Pennsylvania (State of) Higher Educational Facilities Authority (University of Pennsylvania Health System); Series 2012 A, RB	5.00%	08/15/42	320	351,507
Pennsylvania (State of) Turnpike Commission;
Series 2008 B-1, Sub. RB	5.50%	06/01/33	1,000	1,103,700
Series 2009 C, Sub. Conv. CAB RB (INS-AGM) (a)(h)	0.00%	06/01/33	2,000	2,034,720
Series 2009 E, Sub. Conv. CAB RB (h)	0.00%	12/01/38	1,435	1,342,514
Series 2010 A 1, Motor License Fund Special RB	5.00%	12/01/38	500	546,855
Series 2010 A-2, Motor License Fund Special Conv. CAB RB (h)	0.00%	12/01/34	1,000	928,760
Series 2010 B 2, Conv. CAB RB (h)	0.00%	12/01/30	625	579,975
Series 2010 B 2, Conv. CAB RB (h)	0.00%	12/01/35	500	454,920
Philadelphia (City of) Authority for Industrial Development (New Foundations Charter School); Series 2012, RB	6.63%	12/15/41	750	787,515
Philadelphia (City of) Hospitals & Higher Education Facilities Authority (Children’s Hospital of Philadelphia); Series 2011, RB	5.00%	07/01/41	570	622,337
Philadelphia (City of) Hospitals & Higher Education Facilities Authority (Jefferson Health System); Series 2010 B, RB	5.00%	05/15/40	1,500	1,622,025
Philadelphia (City of) Industrial Development Authority (Independence Charter School); Series 2007 A, RB	5.50%	09/15/37	1,235	1,159,616
Philadelphia (City of) Industrial Development Authority (MaST Charter School); Series 2010, RB	6.00%	08/01/35	700	779,394
Philadelphia (City of) Industrial Development Authority (Please Touch Museum); Series 2006, RB	5.25%	09/01/31	1,250	1,111,038
Philadelphia (City of) Industrial Development Authority; Series 1990, Commercial Development RB (b)	7.75%	12/01/17	2,505	2,508,607
Philadelphia (City of) Municipal Authority (Municipal Services Building Lease); Series 1990, CAB RB (INS-AGM) (a)(h)	0.00%	03/15/13	4,400	4,374,348
Philadelphia (City of);
Ninth Series 2010, Gas Works RB	5.25%	08/01/40	1,500	1,576,605
Series 2005 A, Airport RB (INS-NATL) (a)(b)	5.00%	06/15/25	1,000	1,036,500
Series 2009 A, Ref. Unlimited Tax GO Bonds (INS-AGC) (a)	5.50%	08/01/24	1,000	1,149,940
Series 2010 C, Water & Wastewater RB (INS-AGM) (a)	5.00%	08/01/35	1,250	1,386,350
Series 2011, Unlimited Tax GO Bonds	6.00%	08/01/36	500	581,730
Philadelphia School District; Series 2008 E, Limited Tax GO Bonds (INS-BHAC) (a)	5.13%	09/01/23	1,500	1,710,810
Philidelphia (City of) Industrial Development Authority (Discovery Charter School); Series 2012, RB	6.25%	04/01/42	1,000	1,039,340
Pittsburgh (City of) & Allegheny (County of) Sports & Exhibition Authority (Regional Asset District); Series 2010, Ref. Sales Tax RB (INS-AGM) (a)	5.00%	02/01/31	1,000	1,108,330
Radnor Township School District; Series 2005 B, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	02/15/35	1,000	1,095,770
State Public School Building Authority (Harrisburg School District); Series 2009 A, RB (INS-AGC) (a)	5.00%	11/15/33	1,000	1,081,300
Susquehanna Area Regional Airport Authority;
Series 2003 A, Airport System RB (INS-AMBAC) (a)(b)	5.50%	01/01/19	2,500	2,513,550
Series 2003 D, Sub. Airport System RB	5.38%	01/01/18	2,340	2,311,850
Union (County of) Hospital Authority (Evangelical Community Hospital); Series 2011, Ref. & Improvement RB	7.00%	08/01/41	1,000	1,141,980
Upper St. Clair Township School District; Series 2002, Unlimited Tax GO Bonds (d)(e)	5.38%	07/15/12	1,200	1,207,656
Washington (County of) Industrial Development Authority (Washington Jefferson College); Series 2010, College RB	5.25%	11/01/30	500	552,570
Washington (County of) Redevelopment Authority (Victory Centre Tanger Outlet Development); Series 2006 A, Tax Allocation RB (f)	5.45%	07/01/35	1,460	1,484,513
Washington (County of);
Series 2002 A, Unlimited Tax GO Bonds (d)(e)	5.13%	09/01/12	350	354,347
Series 2002 A, Unlimited Tax GO Bonds (d)(e)	5.13%	09/01/12	650	658,060
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Pennsylvania Tax Free Income Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Pennsylvania—(continued)
Westmoreland (County of) Industrial Development Authority (Redstone Presbyterian Senior Care Obligated Group);
Series 2005 A, Retirement Community RB	5.75%	01/01/26	$2,500	$2,510,675
Series 2005 A, Retirement Community RB	5.88%	01/01/32	900	895,806
Wilkes-Barre (City of) Finance Authority (University of Scranton); Series 2010, RB	5.00%	11/01/40	850	925,098

				133,667,829

Puerto Rico—7.31%
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority; Series 2008 A, Sr. Lien RB	6.00%	07/01/38	1,000	1,068,320
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2008 WW, RB	5.25%	07/01/33	1,500	1,556,400
Series 2008 WW, RB	5.50%	07/01/21	1,000	1,118,870
Series 2010 XX, RB	5.75%	07/01/36	1,000	1,099,160
Puerto Rico (Commonwealth of) Infrastructure Financing Authority; Series 2005 C, Ref. Special Tax RB (INS-AMBAC) (a)	5.50%	07/01/27	600	667,608
Puerto Rico Sales Tax Financing Corp.;
First Subseries 2010, Conv. CAB RB (h)	0.00%	08/01/33	1,065	929,734
First Subseries 2010 A, CAB RB (h)	0.00%	08/01/34	3,500	1,040,935
First Subseries 2010 A, CAB RB (h)	0.00%	08/01/35	5,000	1,386,800
First Subseries 2010 A, RB	5.38%	08/01/39	470	503,464
Series 2011 C, RB	5.00%	08/01/40	1,500	1,602,795

				10,974,086

Guam—2.42%
Guam (Territory of) (Section 30); Series 2009 A, Limited Obligation RB	5.75%	12/01/34	1,250	1,343,187
Guam (Territory of) Power Authority; Series 2010 A, RB	5.50%	10/01/40	410	424,084
Guam (Territory of) Waterworks Authority; Series 2010, Water & Wastewater System RB	5.63%	07/01/40	1,000	1,015,310
Guam (Territory of); Series 2011 A, Business Privilege Tax RB	5.13%	01/01/42	785	851,772

				3,634,353

Virgin Islands—1.87%
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note — Diageo); Series 2009 A, Sub. RB	6.63%	10/01/29	750	874,530
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2010 A, Sr. Lien RB	5.00%	10/01/29	500	529,475
Virgin Islands (Government of) Water & Power Authority; Series 2007 A, Electric System RB	5.00%	07/01/25	1,335	1,393,006

				2,797,011

TOTAL INVESTMENTS(i)—100.68% (Cost $141,712,055)				151,073,279

Floating Rate Note Obligations—(2.09)%
Note with an interest rate of 0.18% at 05/31/12 and contractual maturity of collateral of 07/15/38 (See Note 1F) (j)				(3,135,000)

OTHER ASSETS AND OTHER LIABILITIES—1.41%				2,114,447

NET ASSETS—100.00%				$150,052,726

Investment Abbreviations:

AGC	— Assured Guaranty Corp.

AGM	— Assured Guaranty Municipal Corp.

AMBAC	— American Municipal Bond Assurance Corp.

BHAC	— Berkshire Hathaway Assurance Corp.

CAB	— Capital Appreciation Bonds

CEP	— Credit Enhancement Provider

Conv.	— Convertible

GNMA	— Government National Mortgage Association

GO	— General Obligation

INS	— Insurer

NATL	— National Public Finance Guarantee Corp.
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Pennsylvania Tax Free Income Fund

Radian	— Radian Asset Assurance, Inc.

RB	— Revenue Bonds

Ref.	— Refunding

Sr.	— Senior

Sub.	— Subordinated

VRD	— Variable Rate Demand

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.

(b)	Security subject to the alternative minimum tax.

(c)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2012.

(d)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(e)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(f)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2012.

(g)	Underlying security related to Dealer Trusts entered into by the Trust. See Note 1F.

(h)	Zero coupon bond issued at a discount.

(i)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligation.

Entities	Percentage

Assured Guaranty Municipal Corp.	8.4%

American Municipal Bond Assurance Corp.	5.1

(j)	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at May 31, 2012. At May 31, 2012, the Trust’s investments with a value of $5,137,288 are held by Dealer Trusts and serve as collateral for the $3,135,000 in the floating rate note obligations outstanding at that date.
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Pennsylvania Tax Free Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2012
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.
     Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
Invesco Van Kampen Pennsylvania Tax Free Income Fund

D.	Other Risks — (continued)
     Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.
     There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
E.	Securities Purchased on a When-Issued and Delayed Delivery Basis — The Fund may purchase and sell interests in portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.

F.	Floating Rate Note Obligations — The Fund invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Fund. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interest in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Fund, thereby collapsing the Dealer Trusts.
     TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.
     The Fund accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.
     The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Fund, the Fund will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Fund could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.
Invesco Van Kampen Pennsylvania Tax Free Income Fund

NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	—	Prices are determined using quoted prices in an active market for identical assets.

Level 2	—	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3	—	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of May 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
     During the nine months ended May 31, 2012, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Municipal Obligations	$—	$151,073,279	$—	$151,073,279

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended May 31, 2012 was $8,064,327 and $14,590,324, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$10,715,840

Aggregate unrealized (depreciation) of investment securities	(1,229,200)

Net unrealized appreciation of investment securities	$9,486,640

Cost of investments for tax purposes is $141,586,639.
Invesco Van Kampen Pennsylvania Tax Free Income Fund

Invesco Van Kampen Small Cap Growth Fund
Quarterly Schedule of Portfolio Holdings
May 31, 2012

invesco.com/us	VK-SCG-QTR-1 05/12	Invesco Advisers, Inc.

Schedule of Investments(a)
May 31, 2012
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—95.42%
Aerospace & Defense—1.27%
Esterline Technologies Corp. (b)	169,185	$10,927,659

Air Freight & Logistics—0.63%
UTi Worldwide, Inc.	347,162	5,429,614

Airlines—0.86%
Spirit Airlines Inc. (b)	358,180	7,382,090

Apparel Retail—2.35%
DSW Inc. -Class A	120,521	7,192,693
Express, Inc. (b)	405,412	7,500,122
Genesco Inc. (b)	82,959	5,516,774

		20,209,589

Apparel, Accessories & Luxury Goods—1.71%
Hanesbrands, Inc. (b)	355,941	9,916,516
Under Armour, Inc. -Class A (b)(c)	47,080	4,742,369

		14,658,885

Application Software—8.21%
ACI Worldwide, Inc. (b)	190,533	7,276,455
Aspen Technology, Inc. (b)	499,738	11,044,210
Bottomline Technologies, Inc. (b)	243,920	4,361,290
BroadSoft Inc. (b)(c)	261,601	7,144,323
Cadence Design Systems, Inc. (b)	543,505	5,543,751
Compuware Corp. (b)	819,355	7,374,195
Informatica Corp. (b)	130,638	5,412,332
MicroStrategy Inc. -Class A (b)	51,428	6,273,187
Parametric Technology Corp. (b)	363,920	7,351,184
Solarwinds, Inc. (b)	190,861	8,752,886

		70,533,813

Asset Management & Custody Banks—0.87%
Affiliated Managers Group, Inc. (b)	72,735	7,496,796

Auto Parts & Equipment—1.22%
Modine Manufacturing Co. (b)	514,811	3,335,975
TRW Automotive Holdings Corp. (b)	184,317	7,109,107

		10,445,082

Automotive Retail—0.71%
Asbury Automotive Group Inc. (b)	228,337	6,103,448

Biotechnology—5.34%
Amarin Corp. PLC -ADR (United Kingdom)(b)(c)	463,235	5,489,335
BioMarin Pharmaceutical Inc. (b)(c)	241,178	8,595,584
Cubist Pharmaceuticals, Inc. (b)(c)	222,953	8,944,874
Incyte Corp. (b)(c)	189,166	4,031,128
Medivation Inc. (b)	84,654	7,130,406
Onyx Pharmaceuticals, Inc. (b)	161,200	7,379,736
United Therapeutics Corp. (b)	95,972	4,245,801

		45,816,864

Building Products—0.86%
Owens Corning Inc. (b)	239,222	7,382,391

Commodity Chemicals—1.12%
Koppers Holdings, Inc.	69,190	2,429,261
Methanex Corp. (Canada)	257,127	7,191,842

		9,621,103

Communications Equipment—2.30%
Ciena Corp. (b)	357,787	4,848,014
Finisar Corp. (b)	375,233	5,384,594
NETGEAR, Inc. (b)	230,292	7,228,866
Riverbed Technology, Inc. (b)	141,046	2,313,154

		19,774,628

Construction & Engineering—0.88%
MasTec Inc. (b)(c)	462,515	7,562,120

Construction Materials—0.71%
Eagle Materials Inc.	190,971	6,130,169

Data Processing & Outsourced Services—2.39%
Cardtronics, Inc. (b)	321,593	9,011,036
Jack Henry & Associates, Inc.	174,868	5,772,393
VeriFone Systems, Inc. (b)(c)	158,410	5,720,185

		20,503,614

Electrical Components & Equipment—2.42%
Belden Inc.	227,589	7,112,156
Polypore International, Inc. (b)(c)	121,220	4,483,928
Regal-Beloit Corp. (c)	152,059	9,167,637

		20,763,721

Electronic Equipment & Instruments—0.66%
Cognex Corp.	162,018	5,669,010

Electronic Manufacturing Services—0.76%
IPG Photonics Corp. (b)	153,175	6,555,890

Environmental & Facilities Services—1.46%
Progressive Waste Solutions Ltd. (Canada)(c)	268,168	5,237,321
Waste Connections, Inc.	236,244	7,311,752

		12,549,073

Fertilizers & Agricultural Chemicals—0.46%
Intrepid Potash, Inc. (b)(c)	200,514	3,936,090

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Small Cap Growth Fund

	Shares	Value

Footwear—1.32%
Crocs, Inc. (b)	223,423	$3,778,083
Steven Madden, Ltd. (b)	185,625	7,525,237

		11,303,320

Health Care Distributors—0.55%
PSS World Medical, Inc. (b)(c)	234,832	4,750,651

Health Care Equipment—4.36%
DexCom Inc. (b)(c)	491,589	5,284,582
HeartWare International Inc. (b)(c)	61,045	4,967,232
Insulet Corp. (b)(c)	261,176	4,810,862
Masimo Corp. (b)	224,740	4,227,359
Sirona Dental Systems, Inc. (b)	154,146	6,594,366
Thoratec Corp. (b)	137,121	4,160,251
Volcano Corp. (b)(c)	258,850	7,400,521

		37,445,173

Health Care Facilities—1.33%
Acadia Healthcare (b)	329,714	5,901,881
Health Management Associates Inc. -Class A (b)	859,271	5,507,927

		11,409,808

Health Care Services—3.03%
HMS Holdings Corp. (b)(c)	311,570	8,346,960
MEDNAX, Inc. (b)(c)	149,122	9,097,933
Team Health Holdings, Inc. (b)	375,597	8,541,076

		25,985,969

Health Care Supplies—1.02%
Align Technology, Inc. (b)	142,520	4,450,900
Meridian Bioscience, Inc. (c)	228,991	4,337,089

		8,787,989

Homebuilding—1.25%
PulteGroup Inc. (b)(c)	1,143,470	10,702,879

Housewares & Specialties—1.34%
Jarden Corp.	283,678	11,531,511

Industrial Machinery—3.75%
Actuant Corp. -Class A	296,843	7,768,382
EnPro Industries, Inc. (b)	194,054	7,474,960
IDEX Corp.	173,318	6,885,924
Thermon Group Holdings Inc. (b)(c)	134,181	2,725,216
TriMas Corp. (b)(c)	368,997	7,383,630

		32,238,112

Internet Software & Services—2.86%
j2 Global, Inc. (c)	182,083	4,404,588
LogMeIn, Inc. (b)	139,316	4,465,078
NIC Inc.	426,398	4,634,946
ValueClick, Inc. (b)(c)	370,719	6,502,411
Web.com Group Inc. (b)	287,620	4,578,910

		24,585,933

Investment Banking & Brokerage—0.73%
Stifel Financial Corp. (b)(c)	196,006	6,231,031

Investment Companies — Exchange Traded Funds—0.75%
iShares Russell 2000 Growth Index Fund (c)	74,400	6,478,008

IT Consulting & Other Services—0.59%
MAXIMUS, Inc.	110,933	5,048,561

Leisure Products—0.64%
Polaris Industries Inc.	71,965	5,467,181

Marine—0.67%
Kirby Corp. (b)	108,563	5,729,955

Metal & Glass Containers—0.91%
Greif Inc. -Class A	179,395	7,846,737

Movies & Entertainment—1.04%
Cinemark Holdings, Inc.	386,482	8,912,275

Office Services & Supplies—1.77%
Interface, Inc.	578,183	7,337,142
Steelcase Inc. -Class A	895,062	7,849,694

		15,186,836

Oil & Gas Drilling—0.97%
Atwood Oceanics, Inc. (b)(c)	216,950	8,289,659

Oil & Gas Equipment & Services—1.09%
Oil States International, Inc. (b)	95,402	6,350,911
Superior Energy Services, Inc. (b)	138,353	2,993,959

		9,344,870

Oil & Gas Exploration & Production—2.90%
Berry Petroleum Co. -Class A	177,549	6,908,432
Gulfport Energy Corp. (b)	321,197	5,935,721
Oasis Petroleum Inc. (b)(c)	214,258	5,504,288
Rosetta Resources, Inc. (b)	168,586	6,522,592

		24,871,033

Packaged Foods & Meats—1.61%
Annie’s, Inc. (b)(c)	29,132	1,169,650
B&G Foods Inc.	253,376	6,101,294
Hain Celestial Group, Inc. (The) (b)	118,611	6,581,724

		13,852,668

Paper Packaging—0.65%
Packaging Corp. of America	208,035	5,581,579

Personal Products—0.85%
Elizabeth Arden, Inc. (b)	210,671	7,259,723

Pharmaceuticals—1.37%
Medicis Pharmaceutical Corp. -Class A	202,706	7,317,687
Salix Pharmaceuticals, Ltd. (b)	85,134	4,410,792

		11,728,479

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Small Cap Growth Fund

	Shares	Value

Regional Banks—2.25%
BBCN Bancorp, Inc. (b)	399,473	$4,310,314
Signature Bank (b)	123,160	7,563,256
SVB Financial Group (b)(c)	125,002	7,457,619

		19,331,189

Research & Consulting Services—0.61%
Acacia Research (b)	151,441	5,265,604

Restaurants—1.82%
BJ’s Restaurants Inc. (b)(c)	132,246	5,791,052
Bravo Brio Restaurant Group Inc. (b)(c)	277,902	4,563,151
Ignite Restaurant Group, Inc. (b)	294,984	5,274,314

		15,628,517

Semiconductor Equipment—2.13%
Cymer, Inc. (b)(c)	121,073	6,558,524
Nanometrics Inc. (b)(c)	214,786	3,335,627
Teradyne, Inc. (b)	578,236	8,355,510

		18,249,661

Semiconductors—4.05%
Cavium Inc. (b)(c)	71,656	1,734,792
Cirrus Logic, Inc. (b)	177,874	5,108,541
Lattice Semiconductor Corp. (b)	1,560,289	7,130,521
Microsemi Corp. (b)(c)	372,256	6,574,041
Semtech Corp. (b)(c)	296,843	7,150,948
Volterra Semiconductor Corp. (b)	255,649	7,101,929

		34,800,772

Specialty Chemicals—1.93%
Cytec Industries Inc.	154,815	9,360,115
Rockwood Holdings Inc. (b)	148,912	7,207,341

		16,567,456

Specialty Stores—1.61%
Tractor Supply Co.	92,041	8,407,945
Vitamin Shoppe, Inc. (b)(c)	109,011	5,398,225

		13,806,170

Systems Software—2.72%
Ariba Inc. (b)	152,686	6,860,182
CommVault Systems, Inc. (b)	141,610	6,637,261
Fortinet Inc. (b)	128,494	2,730,497
MICROS Systems, Inc. (b)	135,146	7,130,303

		23,358,243

Tires & Rubber—0.71%
Cooper Tire & Rubber Co.	395,213	6,117,897

Trading Companies & Distributors—1.58%
United Rentals, Inc. (b)	137,391	4,746,859
WESCO International, Inc. (b)	147,843	8,795,180

		13,542,039

Trucking—1.47%
Landstar System, Inc.	81,541	4,297,211
Werner Enterprises, Inc.	343,294	8,355,776

		12,652,987

Total Common Stocks & Other Equity Interests (Cost $721,970,124)		819,342,124

Money Market Funds—4.35%
Liquid Assets Portfolio — Institutional Class (d)	18,696,221	18,696,221
Premier Portfolio — Institutional Class (d)	18,696,222	18,696,222

Total Money Market Funds (Cost $37,392,443)		37,392,443

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)—99.77% (Cost $759,362,567)		856,734,567

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds—17.06%
Liquid Assets Portfolio — Institutional Class (Cost $146,465,267) (d)(e)	146,465,267	146,465,267

TOTAL INVESTMENTS—116.83% (Cost $905,827,834)		1,003,199,834

OTHER ASSETS LESS LIABILITIES—(16.83)%		(144,507,364)

NET ASSETS—100.00%		$858,692,470

Investment Abbreviations:

ADR	— American Depositary Receipt
Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	All or a portion of this security was out on loan at May 31, 2012.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Small Cap Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2012
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Van Kampen Small Cap Growth Fund

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
Invesco Van Kampen Small Cap Growth Fund

NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	—	Prices are determined using quoted prices in an active market for identical assets.

Level 2	—	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3	—	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of May 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
     During the nine months ended May 31, 2012, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$1,003,199,834	$—	$—	$1,003,199,834

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended May 31, 2012 was $603,481,326 and $916,987,357, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$140,383,389

Aggregate unrealized (depreciation) of investment securities	(47,576,521)

Net unrealized appreciation of investment securities	$92,806,868

Cost of investments for tax purposes is $910,392,966.
Invesco Van Kampen Small Cap Growth Fund

Item 2. Controls and Procedures.
(a)	As of June 12, 2012, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of June 12, 2012, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: AIM Counselor Series Trust (Invesco Counselor Series Trust)

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer
Date: July 30, 2012
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	July 30, 2012

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer
Date: July 30, 2012

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.